SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  27         (File No. 333-79311)            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            28        (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
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                           (Exact Name of Registrant)

                           IDS Life Insurance Company
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                               (Name of Depositor)

               70100 AXP Financial Center, Minneapolis, MN 55474
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        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [X] on Aug. 16, 2004 pursuant  to  paragraph  (b) of Rule 485
 [ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
 [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus filed electronically herewith and Statement of Additional Information are not intended to supersede the prospectuses and Statement of Additional Information filed with Post-Effective Amendment No. 23 and Post-Effective Amendment No. 24 to Registration Statement No. 333-79311, filed on or about April 27, 2004.

Prospectus


Aug. 16, 2004


American Express

Retirement Advisor Advantage Plus(SM) Variable Annuity
Retirement Advisor Select Plus(SM) Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

Issued by:    IDS Life Insurance Company (IDS Life)
              70100 AXP Financial Center
              Minneapolis, MN 55474
              Telephone: (800) 862-7919
              americanexpress.com
              IDS Life Variable Account 10/IDS Life Account MGA

This prospectus contains information that you should know before investing in the American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (RAVA Advantage Plus), or the American Express Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

o  American Express(R) Variable Portfolio Funds

o  AIM Variable Insurance Funds

o  AllianceBernstein Variable Products Series Fund, Inc.

o  American Century(R) Variable Portfolios, Inc.

o  Calvert Variable Series, Inc.

o  Evergreen Variable Annuity Trust

o  Fidelity(R) Variable Insurance Products - Service Class 2

o  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

o  Goldman Sachs Variable Insurance Trust (VIT)

o  Lazard Retirement Series, Inc.

o  Liberty Variable Investment Trust

o  MFS(R) Variable Insurance Trust(SM)

o  Oppenheimer Variable Account Funds - Service Shares

o  Putnam Variable Trust - Class IB Shares

o  Strong Opportunity Fund II, Inc.

o  Van Kampen Life Investment Trust

o  Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

The contracts may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

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1  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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IDS Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents

Key Terms                                                                   3

The Contract in Brief                                                       5

Expense Summary                                                             7

Condensed Financial Information (Unaudited)                                14


Financial Statements                                                       33

The Variable Account and the Funds                                         34

Guarantee Period Accounts (GPAs)                                           44

The Fixed Account                                                          45

The Special DCA Account                                                    46

Buying Your Contract                                                       46

Charges                                                                    48

Valuing Your Investment                                                    53

Making the Most of Your Contract                                           56

Surrenders                                                                 60

TSA -- Special Surrender Provisions                                        61

Changing Ownership                                                         61

Benefits in Case of Death -- Standard Death Benefit                        62

Optional Death Benefits                                                    63

The Annuity Payout Period                                                  69

Taxes                                                                      71

Voting Rights                                                              73

Substitution of Investments                                                74

About the Service Providers                                                74

Additional Information About IDS Life                                      75

Additional Information                                                     85

Experts                                                                    85

IDS Life Insurance Company Financial Information                           86

Table of Contents of the Statement of Additional Information              115

Appendix A: Example -- Market Value Adjustment (MVA)                      117

Appendix B: Example -- Surrender Charges                                  119

Appendix C: Example -- Optional Death Benefits                            123


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2  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Band 3 annuities: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

o current or retired employees of American Express Financial Corporation (AEFC) or its subsidiaries and their spouses (employees),

o current or retired American Express financial advisors and their spouses (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

Beneficiary: The person you designate to receive benefits in case of the owner's death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Enhanced Earnings Death Benefit (EEB) and Enhanced Earnings Plus Death Benefit
(EEP): These are optional benefits you can add to your contract for an extra charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.

Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

IDS Life: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

Maximum Anniversary Value Death Benefit (MAV) and Maximum Five-Year Anniversary Value Death Benefit (5-Year MAV): These are optional benefits you can add to your contract for an extra charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

Owner (you, your): A natural person (including a revocable trust) who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a non-natural person as the owner, "you, your" means the annuitant.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

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3  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o  Roth IRAs under Section 408A of the Code

o  SIMPLE IRAs under Section 408(p) of the Code

o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o  Plans under Section 401(k) of the Code

o  Custodial and trusteed plans under Section 401(a) of the Code

o  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Return of Purchase Payments Death Benefit (ROPP): This is an optional benefit that you can add to your contract for an extra charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost.

Rider: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV and/or ROPP. The rider adds the terms of the optional benefit to your contract.

Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Special Dollar-Cost Averaging (Special DCA) account: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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4  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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The Contract in Brief

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to invest.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, fixed accounts, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use one of these contracts as a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. You will receive a full refund of the contract value (reflecting any applicable
MVA), less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 34)

o the GPAs which earn interest at rates declared when you make an allocation to that account. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (p. 44)

o the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p. 45)

o    the Special DCA account, when available. (p. 46)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 46)


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5  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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Purchase payments:

Minimum allowable purchase payments

If paying by installments under a scheduled payment plan:

   $23.08 biweekly, or

   $50 per month

                                                     RAVA Advantage Plus              RAVA Select Plus
If paying by any other method:
   initial payment for qualified annuities                 $1,000                          $ 2,000
   initial payment for nonqualified annuities               2,000                           10,000
   for any additional payments                                 50                               50

Maximum allowable purchase payments (without home office approval) based on your age on the effective date of the contract:

                                                     RAVA Advantage Plus              RAVA Select Plus
For the first year:
   through age 85                                        $999,999*                        $999,999*
   for ages 86 to 90                                      100,000                          100,000

For each subsequent year:
   through age 85                                         100,000                          100,000
   for ages 86 to 90                                       50,000                           50,000

* RAVA Advantage Plus and RAVA Select Plus Band 3 annuities sold to individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and our approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. GPAs and fixed account transfers are subject to special restrictions. (p. 57)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 60)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 61)

Benefits in case of death: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 62)

Optional benefits: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 63)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 69)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 71)


Limitations on use of contracts: If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. Under these circumstances we may refuse to implement requests for transfers, surrenders, or death benefits, until instructions are received from the appropriate governmental authority.

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6  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or surrender the contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge for RAVA Advantage Plus
(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*

                   Seven-year schedule                                                      Ten-year schedule*
 Number of completed                                                   Number of completed
years from date of each              Surrender charge                years from date of each                   Surrender charge
  purchase payment                      percentage                      purchase payment                          percentage
        0                                   7%                                  0                                     8%
        1                                   7                                   1                                     8
        2                                   7                                   2                                     8
        3                                   6                                   3                                     7
        4                                   5                                   4                                     7
        5                                   4                                   5                                     6
        6                                   2                                   6                                     5
        7+                                  0                                   7                                     4
                                                                                8                                     3
                                                                                9                                     2
                                                                               10+                                    0

* The ten-year surrender charge schedule is not available for contracts issued in Oregon. In Connecticut, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

Surrender charge for RAVA Select Plus (except Texas)
(Contingent deferred sales load as a percentage of purchase payment surrendered)

                               Years from                                            Surrender charge
                              contract date                                             percentage
                                   1                                                        7%
                                   2                                                        7
                                   3                                                        7
                                   Thereafter                                               0

Surrender charge for RAVA Select Plus in Texas
(Contingent deferred sales load)
                                                                                Surrender charge percentage
                                                                    (as a percentage of purchase payments surrendered)
                                                                                     in contract year
                     Payments made in contract year                      1          2           3      Thereafter
                                   1                                     8%         7%          6%          0%
                                   2                                                8           7           0
                                   3                                                            8           0
                                   Thereafter                                                               0

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7  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans".)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
                                                                                    Maximum: $50*                Current: $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

(As a percentage of contract value charged annually at the contract anniversary.
The fee applies only if you elect the optional rider.)

ROPP rider fee                                                                      Maximum: 0.30%               Current: 0.20%
MAV rider fee                                                                       Maximum: 0.35%               Current: 0.25%
5-Year MAV rider fee                                                                Maximum: 0.20%               Current: 0.10%
EEB rider fee                                                                       Maximum: 0.40%               Current: 0.30%
EEP rider fee                                                                       Maximum: 0.50%               Current: 0.40%

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value)

Mortality and expense risk fee:                                                  RAVA Advantage Plus            RAVA Select Plus
For nonqualified annuities                                                             0.95%                        1.20%
For qualified annuities                                                                0.75%                        1.00%
For band 3 annuities                                                                   0.55%                        0.75%

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

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8  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first table shows the minimum and maximum total operating expenses charged by the funds for the last fiscal year that you may pay periodically during the time that you own the contract. The second table shows the fees and expenses charged by each fund for the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Minimum and maximum total annual operating expenses for the funds
(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                        Minimum                      Maximum
Total expenses before fee waivers and/or expense reimbursements                           .64%                         2.04%

Total annual operating expenses for each fund underlying RAVA Advantage Plus and RAVA Select Plus


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                                    Gross total
                                                                           Management       12b-1          Other      annual
                                                                              fees          fees         expenses    expenses
AXP(R) Variable Portfolio
      Cash Management Fund                                                    .51%          .13%           .06%        .70%(1)
      Core Bond Fund                                                          .63           .13            .45        1.21(2)
      Diversified Bond Fund                                                   .60           .13            .08         .81(1)
      Diversified Equity Income Fund                                          .53           .13            .10         .76(1)
      Equity Select Fund                                                      .68           .13            .25        1.06(1)
      Global Bond Fund                                                        .84           .13            .12        1.09(1)
      Growth Fund                                                             .65           .13            .21         .99(1)
      High Yield Bond Fund                                                    .62           .13            .08         .83(1)
      Income Opportunities Fund                                               .64           .13            .16         .93(2)
      Inflation Protected Securities Fund                                     .49           .13            .16         .78(2)
      Large Cap Equity Fund                                                   .64           .13            .08         .85(1)
      (previously AXP Variable Portfolio - Capital Resource Fund)
      Large Cap Value Fund                                                    .63           .13            .43        1.19(2)
      Managed Fund                                                            .61           .13            .06         .80(1)
      New Dimensions Fund(R)                                                  .62           .13            .07         .82(1)
      Partners Select Value Fund                                              .81           .13            .46        1.40(2)
      Partners Small Cap Value Fund                                           .99           .13            .43        1.55(1)
      S&P 500 Index Fund                                                      .29           .13            .22         .64(3)
      Short Duration U.S. Government Fund                                     .61           .13            .08         .82(1)
      Small Cap Advantage Fund                                                .81           .13            .25        1.19(1)
      Strategy Aggressive Fund                                                .61           .13            .09         .83(1)
      Threadneedle Emerging Markets Fund                                     1.13           .13            .78        2.04(3)
      (previously AXP Variable Portfolio - Emerging Markets Fund)
      Threadneedle International Fund                                         .84           .13            .09        1.06(1)
      (previously AXP Variable Portfolio - International Fund)
AIM V.I.
      AIM V.I. Capital Appreciation Fund, Series II Shares                    .61           .25            .24        1.10(4)
      AIM V.I. Capital Development Fund, Series II Shares                     .75           .25            .38        1.38(4)
      INVESCO VIF - Financial Services Fund, Series I Shares                  .75            --            .36        1.11(5)
      INVESCO VIF - Technology Fund, Series I Shares                          .75            --            .41        1.16(5),(6)
AllianceBernstein Variable Products Series Fund, Inc.
      AllianceBernstein VP Growth and Income Portfolio (Class B)              .63           .25            .03         .91(7)
      AllianceBernstein VP International Value Portfolio (Class B)           1.00           .25            .49        1.74(8)


--------------------------------------------------------------------------------
9  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Total annual operating expenses for each fund underlying RAVA Advantage Plus and RAVA Select Plus (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                    Gross total
                                                                           Management       12b-1          Other      annual
                                                                              fees          fees         expenses    expenses
American Century(R) Variable Portfolios, Inc.
     VP International, Class II                                             1.23%          .25%           .01%         1.49%(9),(10)
     VP Value, Class II                                                      .85           .25             --          1.10(9)
Calvert Variable Series, Inc.
     Social Balanced Portfolio                                               .70            --            .23           .93(11)

Evergreen VA
     International Equity Fund - Class 2                                     .66           .25            .46          1.37(12)
Fidelity(R) VIP
     Growth & Income Portfolio Service Class 2                               .48           .25            .12          .85(13)
     Mid Cap Portfolio Service Class 2                                       .58           .25            .12           .95(13)
     Overseas Portfolio Service Class 2                                      .73           .25            .18          1.16(13)
FTVIPT
     Franklin Real Estate Fund - Class 2                                     .50           .25            .03           .78(14),(15)
     Franklin Small Cap Value Securities Fund - Class 2                      .57           .25            .19          1.01(15),(16)
     Mutual Shares Securities Fund - Class 2                                 .60           .25            .20          1.05(15)
Goldman Sachs VIT
     CORE(SM) U.S. Equity Fund                                               .70            --            .15           .85(17)
     Mid Cap Value Fund                                                      .80            --            .11           .91(17)
Lazard Retirement Series
     International Equity Portfolio                                          .75           .25            .65          1.65(18)
Liberty
     Columbia High Yield Fund, Variable Series, Class B                      .60           .25            .31          1.16(19)
MFS(R)
     Investors Growth Stock Series - Service Class                           .75           .25            .13          1.13(20),(21)
     New Discovery Series - Service Class                                    .90           .25            .14          1.29(20),(21)
     Total Return Series - Service Class                                     .75           .25            .09          1.09(20)
     Utilities Series - Service Class                                        .75           .25            .17          1.17(20),(21)
Oppenheimer Variable Account Funds
     Global Securities Fund/VA, Service Shares                               .63           .25            .05           .93(7)
     Main Street Small Cap Fund/VA, Service Shares                           .75           .25            .23          1.23(7)
     Strategic Bond Fund/VA, Service Shares                                  .72           .25            .05          1.02(7)
Putnam Variable Trust
     Putnam VT Health Sciences Fund - Class IB Shares                        .70           .25            .14          1.09(7)
     Putnam VT International Equity Fund - Class IB Shares                   .76           .25            .18          1.19(7)
     Putnam VT Vista Fund - Class IB Shares                                  .65           .25            .11          1.01(7)
Strong Funds
     Strong Opportunity Fund II - Advisor Class                              .75           .25            .39          1.39(22)
Van Kampen LIT
     Comstock Portfolio, Class II Shares                                     .60           .25            .05           .90(7)
Wanger
     International Small Cap                                                1.22            --            .19          1.41(23)
     U.S. Smaller Companies                                                  .93            --            .05           .98(23)

--------------------------------------------------------------------------------
10 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the contracts and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.


(2) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. Through Aug. 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.95% for AXP(R) Variable Portfolio - Core Bond Fund, 0.99% for AXP(R) Variable Portfolio - Income Opportunities Fund, 0.75% for AXP(R) Variable Portfolio - Inflation Protected Securities Fund, 1.05% for AXP(R) Variable Portfolio - Large Cap Value Fund and 1.15% for AXP(R) Variable Portfolio - Partners Select Value Fund average daily net assets.

(3) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2003. Through April 30, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund and 1.75% for AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund average daily net assets.


(4) Figures shown in the table are for the year ended Dec. 31, 2003 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result "Other expenses" have been restated to reflect the changes in fees under the new agreements. The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(6) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Gross total annual operating expenses have been restated to reflect current expenses.

(7) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.


(8)  For all of 2003,  AllianceBernstein VP International Value Portfolio (Class
     B) was capped at 1.45%. Effective Jan. 1, 2004 and continuing for a period of at least five years, the "Management fees" and "Gross total annual expenses" after waiver for the portfolio would be 0.75% and 1.49%.


(9) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(10) International   investing   involves  special  risks  including   political
     instability and currency fluctuations.

(11) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(12) The total ratio of expenses to average net assets excludes expense reductions and fee waivers The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expenses reimbursements were made. The Fund's investment advisor may cease these waivers and/or reimbursements at any time. With fee waivers and expense reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.41% and 1.32% for Evergreen VA International Equity Fund - Class 2.

(13) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.

(14) The Fund administration fee is paid indirectly through the management fee.

(15) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(16) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.99% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(17) Each adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Because of assets levels for the period ended Dec. 31, 2003, there were no expense reductions and limitations for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund or the Goldman Sachs VIT Mid Cap Value Fund for the period covered by their annual reports. In no event would the "Other expenses" for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund or the Goldman Sachs VIT Mid Cap Value Fund exceed 0.16% and 0.25%, respectively, of each fund's average daily net assets. Except for the Goldman Sachs VIT Mid Cap Value Fund, the Adviser has contractually agreed to maintain these expenses limitation reductions through June 30, 2005. The expense limitation for the Goldman Sachs VIT Mid Cap Value Fund may be discontinued or modified by the Investment Adviser at its discretion at anytime.

(18) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2003, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(19) Management fees have been restated to reflect the discontinuance of the administration fee for the Fund effective Nov. 1, 2003. The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares. If this waiver were reflected in the table the 12b-1 fee for Class B shares would be 0.06%. In addition, the Fund's advisor has voluntarily agreed to waive 0.27% of other expenses. If this waiver were reflected in the table, other expenses would be 0.04% and gross total annual expenses would be 0.70%. This arrangement may be modified or terminated by the advisor at any time.

(20) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(21) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.28% for New Discovery Series and 1.16% for Utilities Series.

(22) Expenses are calculated semiannually. The Fund's Advisor is currently waiving and/or absorbing expenses of 0.11%. The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This 0.01% credit was applied to the Fund's "Other expenses" that were not attributable to the Advisor or its affiliates. With these expense offsets the "Gross total annual expenses" would have been 1.27%.


(23) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2003. Columbia Wanger Asset Management, L.P. will reimburse the Fund if its annual operating expenses exceed 2% of average daily net assets. This expense limitation is contractual and will terminate on April 30, 2005.


--------------------------------------------------------------------------------
11 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds for the last fiscal year. They assume that you select the optional MAV and EEP. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         If you do not surrender your contract
                                               If you surrender your contract           or if you select an annuity payout plan
                                          at the end of the applicable time period:    at the end of the applicable time period:
Nonqualified Annuity                      1 year      3 years    5 years    10 years    1 year    3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender
  charge schedule**                     $1,187.14    $1,874.58  $2,579.90   $4,074.07   $387.14  $1,174.58  $1,979.90  $4,074.07
RAVA Advantage Plus
With a seven-year surrender
  charge schedule                        1,087.14     1,774.58   2,379.90    4,074.07    387.14   1,174.58   1,979.90   4,074.07
RAVA Select Plus                         1,113.90     1,952.41   2,105.42    4,303.06    413.90   1,252.41   2,105.42   4,303.06
RAVA Select Plus - Texas                 1,213.90     1,852.41   2,105.42    4,303.06    413.90   1,252.41   2,105.42   4,303.06

                                                                                         If you do not surrender your contract
                                               If you surrender your contract           or if you select an annuity payout plan
                                          at the end of the applicable time period:    at the end of the applicable time period:
Qualified Annuity                         1 year      3 years    5 years    10 years    1 year    3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender
  charge schedule**                     $1,166.64    $1,814.66  $2,482.76   $3,894.46   $366.64  $1,114.66  $1,882.76  $3,894.46
RAVA Advantage Plus
With a seven-year surrender
  charge schedule                        1,066.64     1,714.66   2,282.76    3,894.46    366.64   1,114.66   1,882.76   3,894.46
RAVA Select Plus                         1,093.40     1,892.81   2,009.36    4,128.14    393.40   1,192.81   2,009.36   4,128.14
RAVA Select Plus - Texas                 1,193.40     1,792.81   2,009.36    4,128.14    393.40   1,192.81   2,009.36   4,128.14

                                                                                         If you do not surrender your contract
                                               If you surrender your contract           or if you select an annuity payout plan
                                          at the end of the applicable time period:    at the end of the applicable time period:
Band 3 Annuity                            1 year      3 years    5 years    10 years    1 year    3 years    5 years   10 years
RAVA Advantage Plus - Band 3
With a ten-year surrender
  charge schedule**                     $1,146.14    $1,754.49  $2,384.79   $3,711.18   $346.14  $1,054.49  $1,784.79  $3,711.18
RAVA Advantage Plus - Band 3
With a seven-year surrender
  charge schedule                        1,046.14     1,654.49   2,184.79    3,711.18    346.14   1,054.49   1,784.79   3,711.18
RAVA Select Plus - Band 3                1,067.77     1,817.96   1,888.13    3,904.43    367.77   1,117.96   1,888.13   3,904.43
RAVA Select Plus - Texas - Band 3        1,167.77     1,717.96   1,888.13    3,904.43    367.77   1,117.96   1,888.13   3,904.43

--------------------------------------------------------------------------------
12 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         If you do not surrender your contract
                                               If you surrender your contract           or if you select an annuity payout plan
                                          at the end of the applicable time period:    at the end of the applicable time period:
Nonqualified Annuity                      1 year      3 years    5 years    10 years    1 year    3 years    5 years   10 years

RAVA Advantage Plus
With a ten-year surrender
  charge schedule**                       $966.77    $1,217.16  $1,491.29   $1,941.32   $166.77    $517.16  $  891.29  $1,941.32
RAVA Advantage Plus
With a seven-year surrender
  charge schedule                          866.77     1,117.16   1,291.29    1,941.32    166.77     517.16     891.29   1,941.32
RAVA Select Plus                           893.52     1,298.53   1,028.76    2,225.12    193.52     598.53   1,028.76   2,225.12
RAVA Select Plus - Texas                   993.52     1,198.53   1,028.76    2,225.12    193.52     598.53   1,028.76   2,225.12

                                                                                         If you do not surrender your contract
                                               If you surrender your contract           or if you select an annuity payout plan
                                          at the end of the applicable time period:    at the end of the applicable time period:
Qualified Annuity                         1 year      3 years    5 years    10 years    1 year    3 years    5 years   10 years

RAVA Advantage Plus
With a ten-year surrender
  charge schedule**                       $946.27    $1,154.51  $1,384.94   $1,718.88   $146.27    $454.51    $784.94  $1,718.88
RAVA Advantage Plus
With a seven-year surrender
  charge schedule                          846.27     1,054.51   1,184.94    1,718.88    146.27     454.51     784.94   1,718.88
RAVA Select Plus                           873.02     1,236.22     923.55    2,008.30    173.02     536.22     923.55   2,008.30
RAVA Select Plus - Texas                   973.02     1,136.22     923.55    2,008.30    173.02     536.22     923.55   2,008.30

                                                                                         If you do not surrender your contract
                                               If you surrender your contract           or if you select an annuity payout plan
                                          at the end of the applicable time period:    at the end of the applicable time period:
Band 3 Annuity                            1 year      3 years    5 years    10 years    1 year    3 years    5 years   10 years

RAVA Advantage Plus - Band 3
With a ten-year surrender
  charge schedule**                       $925.77    $1,091.60  $1,277.70   $1,492.06   $125.77    $391.60    $677.70  $1,492.06
RAVA Advantage Plus - Band 3
With a seven-year surrender
  charge schedule                          825.77       991.60   1,077.70    1,492.06    125.77     391.60     677.70   1,492.06
RAVA Select Plus - Band 3                  847.40     1,157.96     790.81    1,731.23    147.40     457.96     790.81   1,731.23
RAVA Select Plus - Texas - Band 3          947.40     1,057.96     790.81    1,731.23    147.40     457.96     790.81   1,731.23

 * In these examples, the contract administrative charge is approximated as a .037% charge for RAVA Advantage Plus, a .048% charge for RAVA Select Plus, a .048% for RAVA Select Plus - Texas, a 0.037% charge for RAVA Advantage Plus - Band 3, a .048% charge for RAVA Select Plus - Band 3 and a .048% charge for RAVA Select Plus - Texas - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

** In Connecticut, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.

--------------------------------------------------------------------------------
13 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for some of the subaccounts because they are new and do not have any history.


Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended Dec. 31,                                                               2003     2002     2001    2000     1999
---------------------------------------------------------------------------------------------------------------------------
Subaccount CR3 (Investing in shares of AXP(R) Variable
  Portfolio - Capital Resource Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.59    $0.76    $0.94   $1.14    $1.00
Accumulation unit value at end of period                                         $0.76    $0.59    $0.76   $0.94    $1.14
Number of accumulation units outstanding at end of period (000 omitted)            172      202      291     266      872
---------------------------------------------------------------------------------------------------------------------------
Subaccount CM3 (Investing in shares of AXP(R) Variable
  Portfolio - Cash Management Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.11    $1.10    $1.07   $1.01    $1.00
Accumulation unit value at end of period                                         $1.11    $1.11    $1.10   $1.07    $1.01
Number of accumulation units outstanding at end of period (000 omitted)            447    3,911    5,658   6,615    2,266
---------------------------------------------------------------------------------------------------------------------------
Subaccount BD3 (Investing in shares of AXP(R) Variable
  Portfolio - Diversified Bond Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.20    $1.14    $1.06   $1.02    $1.00
Accumulation unit value at end of period                                         $1.24    $1.20    $1.14   $1.06    $1.02
Number of accumulation units outstanding at end of period (000 omitted)          1,691      762      985     410       47
---------------------------------------------------------------------------------------------------------------------------
Subaccount DE3 (Investing in shares of AXP(R) Variable
  Portfolio - Diversified Equity Income Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.82    $1.02    $1.01   $1.02    $1.00
Accumulation unit value at end of period                                         $1.16    $0.82    $1.02   $1.01    $1.02
Number of accumulation units outstanding at end of period (000 omitted)          1,239    1,262      281     218       23
---------------------------------------------------------------------------------------------------------------------------
Subaccount EM3 (Investing in shares of AXP(R) Variable
  Portfolio - Emerging Markets Fund) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.69    $0.73    $0.75   $1.00       --
Accumulation unit value at end of period                                         $0.96    $0.69    $0.73   $0.75       --
Number of accumulation units outstanding at end of period (000 omitted)            115      277        3       1       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount ES3 (Investing in shares of AXP(R) Variable
  Portfolio - Equity Select Fund) (5/1/2001)
Accumulation unit value at beginning of period                                   $0.87    $1.01    $1.00      --       --
Accumulation unit value at end of period                                         $1.06    $0.87    $1.01      --       --
Number of accumulation units outstanding at end of period (000 omitted)            578      328       38      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount GB3 (Investing in shares of AXP(R) Variable
  Portfolio - Global Bond Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.18    $1.04    $1.03   $1.00    $1.00
Accumulation unit value at end of period                                         $1.33    $1.18    $1.04   $1.03    $1.00
Number of accumulation units outstanding at end of period (000 omitted)            714      251      249       4        3
---------------------------------------------------------------------------------------------------------------------------
Subaccount GR3 (Investing in shares of AXP(R) Variable
  Portfolio - Growth Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.47    $0.64    $0.94   $1.17    $1.00
Accumulation unit value at end of period                                         $0.57    $0.47    $0.64   $0.94    $1.17
Number of accumulation units outstanding at end of period (000 omitted)          1,664    1,064    1,285   1,762      401
---------------------------------------------------------------------------------------------------------------------------
Subaccount EI3 (Investing in shares of AXP(R) Variable
  Portfolio - High Yield Bond Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.89    $0.95    $0.91   $1.01    $1.00
Accumulation unit value at end of period                                         $1.10    $0.89    $0.95   $0.91    $1.01
Number of accumulation units outstanding at end of period (000 omitted)          4,230    1,480    1,549   1,186       48
---------------------------------------------------------------------------------------------------------------------------
Subaccount IE3 (Investing in shares of AXP(R) Variable
  Portfolio - International Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.55    $0.67    $0.95   $1.27    $1.00
Accumulation unit value at end of period                                         $0.70    $0.55    $0.67   $0.95    $1.27
Number of accumulation units outstanding at end of period (000 omitted)            143      488       65      81      133
---------------------------------------------------------------------------------------------------------------------------
Subaccount MF3 (Investing in shares of AXP(R) Variable
  Portfolio - Managed Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.81    $0.94    $1.06   $1.09    $1.00
Accumulation unit value at end of period                                         $0.97    $0.81    $0.94   $1.06    $1.09
Number of accumulation units outstanding at end of period (000 omitted)            221      120      296     145       10
---------------------------------------------------------------------------------------------------------------------------
Subaccount ND3 (Investing in shares of AXP(R) Variable
  Portfolio - New Dimensions Fund(R)) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.69    $0.89    $1.08   $1.19    $1.00
Accumulation unit value at end of period                                         $0.86    $0.69    $0.89   $1.08    $1.19
Number of accumulation units outstanding at end of period (000 omitted)          3,155    3,029    3,252   3,919      426
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                               2003     2002     2001    2000     1999
---------------------------------------------------------------------------------------------------------------------------
Subaccount SV3 (Investing in shares of AXP(R) Variable
  Portfolio - Partners Small Cap Value Fund) (8/14/2001)
Accumulation unit value at beginning of period                                   $0.93    $1.07    $1.00      --       --
Accumulation unit value at end of period                                         $1.28    $0.93    $1.07      --       --
Number of accumulation units outstanding at end of period (000 omitted)            982      627      411      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount IV3 (Investing in shares of AXP(R) Variable
  Portfolio - S&P 500 Index Fund) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.61    $0.79    $0.90   $1.00       --
Accumulation unit value at end of period                                         $0.77    $0.61    $0.79   $0.90       --
Number of accumulation units outstanding at end of period (000 omitted)          1,381      973      770     285       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount FI3 (Investing in shares of AXP(R) Variable
  Portfolio - Short Duration U.S. Government Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.21    $1.15    $1.09   $1.01    $1.00
Accumulation unit value at end of period                                         $1.22    $1.21    $1.15   $1.09    $1.01
Number of accumulation units outstanding at end of period (000 omitted)          1,097    1,275      592       1       10
---------------------------------------------------------------------------------------------------------------------------
Subaccount SC3 (Investing in shares of AXP(R) Variable
  Portfolio - Small Cap Advantage Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.89    $1.08    $1.16   $1.12    $1.00
Accumulation unit value at end of period                                         $1.31    $0.89    $1.08   $1.16    $1.12
Number of accumulation units outstanding at end of period (000 omitted)            660      393      378     286       28
---------------------------------------------------------------------------------------------------------------------------
Subaccount SA3 (Investing in shares of AXP(R) Variable
  Portfolio - Strategy Aggressive Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.55    $0.81    $1.22   $1.52    $1.00
Accumulation unit value at end of period                                         $0.71    $0.55    $0.81   $1.22    $1.52
Number of accumulation units outstanding at end of period (000 omitted)            221      386      607     798       33
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3AC (Investing in shares of AIM V.I. Capital
  Appreciation Fund, Series II Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.73    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $0.94    $0.73    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)             85        4        6      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3AD (Investing in shares of AIM V.I. Capital
  Development Fund, Series II Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.77    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $1.03    $0.77    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)            284      180        3      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3AL (Investing in shares of AllianceBernstein VP Growth and Income
  Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.75    $0.97    $1.00      --       --
Accumulation unit value at end of period                                         $0.98    $0.75    $0.97      --       --
Number of accumulation units outstanding at end of period (000 omitted)            969      310      136      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3AB (Investing in shares of AllianceBernstein VP International Value
  Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.92    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $1.32    $0.92    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)            472      606      210      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3AI (Investing in shares of American Century(R) VP
  International, Class II) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.74    $0.93    $1.00      --       --
Accumulation unit value at end of period                                         $0.91    $0.74    $0.93      --       --
Number of accumulation units outstanding at end of period (000 omitted)              5      254        1      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3AV (Investing in shares of American Century(R)
  VP Value, Class II) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.90    $1.04    $1.00      --       --
Accumulation unit value at end of period                                         $1.15    $0.90    $1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)            673      483      146      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3SR (Investing in shares of Calvert Variable
  Series, Inc. Social Balanced Portfolio) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.78    $0.89    $0.96   $1.00       --
Accumulation unit value at end of period                                         $0.93    $0.78    $0.89   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)              8        8        6       5       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3FG (Investing in shares of Fidelity(R) VIP
  Growth & Income Portfolio Service Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.83    $1.00    $1.00      --       --
Accumulation unit value at end of period                                         $1.01    $0.83    $1.00      --       --
Number of accumulation units outstanding at end of period (000 omitted)            432      233      132      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3FM (Investing in shares of Fidelity(R) VIP Mid Cap
  Portfolio Service Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.93    $1.04    $1.00      --       --
Accumulation unit value at end of period                                         $1.28    $0.93    $1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)            510      325      132      --       --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
15 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                               2003     2002     2001    2000     1999
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3FO (Investing in shares of Fidelity(R) VIP Overseas
  Portfolio Service Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.75    $0.95    $1.00      --       --
Accumulation unit value at end of period                                         $1.06    $0.75    $0.95      --       --
Number of accumulation units outstanding at end of period (000 omitted)            205      324        7      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3RE (Investing in shares of FTVIPT Franklin Real Estate
  Fund - Class 2) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.37    $1.35    $1.26   $0.96    $1.00
Accumulation unit value at end of period                                         $1.85    $1.37    $1.35   $1.26    $0.96
Number of accumulation units outstanding at end of period (000 omitted)            349      205      211     148        4
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3SI (Investing in shares of FTVIPT Franklin Small Cap Value
  Securities Fund - Class 2) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.22    $1.35    $1.20   $0.96    $1.00
Accumulation unit value at end of period                                         $1.61    $1.22    $1.35   $1.20    $0.96
Number of accumulation units outstanding at end of period (000 omitted)            242      282      150       9        2
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3MS (Investing in shares of FTVIPT Mutual Shares Securities
  Fund - Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.85    $0.97    $1.00      --       --
Accumulation unit value at end of period                                         $1.05    $0.85    $0.97      --       --
Number of accumulation units outstanding at end of period (000 omitted)            667      130       --      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S.
  Equity Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.67    $0.87    $0.99   $1.10    $1.00
Accumulation unit value at end of period                                         $0.87    $0.67    $0.87   $0.99    $1.10
Number of accumulation units outstanding at end of period (000 omitted)            735      694      943     577      170
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3MC (Investing in shares of Goldman Sachs VIT Mid Cap
  Value Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.31    $1.38    $1.24   $0.95    $1.00
Accumulation unit value at end of period                                         $1.67    $1.31    $1.38   $1.24    $0.95
Number of accumulation units outstanding at end of period (000 omitted)            639      450      200      15        8
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3FS (Investing in shares of INVESCO VIF - Financial Services
  Fund, Series I Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.82    $0.97    $1.00      --       --
Accumulation unit value at end of period                                         $1.06    $0.82    $0.97      --       --
Number of accumulation units outstanding at end of period (000 omitted)             66        3       --      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3TC (Investing in shares of INVESCO VIF - Technology Fund,
  Series I Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.48    $0.91    $1.00      --       --
Accumulation unit value at end of period                                         $0.69    $0.48    $0.91      --       --
Number of accumulation units outstanding at end of period (000 omitted)             96        3       --      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3IP (Investing in shares of Lazard Retirement International
  Equity Portfolio) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.65    $0.73    $0.96   $1.07    $1.00
Accumulation unit value at end of period                                         $0.83    $0.65    $0.73   $0.96    $1.07
Number of accumulation units outstanding at end of period (000 omitted)          2,397      636      253      57        8
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3MG (Investing in shares of MFS(R) Investors Growth Stock
  Series - Service Class) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.49    $0.68    $0.91   $1.00       --
Accumulation unit value at end of period                                         $0.59    $0.49    $0.68   $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)            874      785      913     533       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3MD (Investing in shares of MFS(R) New Discovery Series - Service
  Class) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.61    $0.90    $0.96   $1.00       --
Accumulation unit value at end of period                                         $0.81    $0.61    $0.90   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)            622      485      548     352       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3UT (Investing in shares of MFS(R) Utilities Series -
  Service Class) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.68    $0.89    $1.00      --       --
Accumulation unit value at end of period                                         $0.92    $0.68    $0.89      --       --
Number of accumulation units outstanding at end of period (000 omitted)            139      139      138      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB
  Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.78    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $0.92    $0.78    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)            170      145      129      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3PI (Investing in shares of Putnam VT International Equity
  Fund - Class IB Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.79    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $1.01    $0.79    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)            207      881      418      --       --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                               2003     2002     2001    2000     1999
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3VS (Investing in shares of Putnam VT Vista Fund -
  Class IB Shares) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.59    $0.86    $1.29   $1.36    $1.00
Accumulation unit value at end of period                                         $0.78    $0.59    $0.86   $1.29    $1.36
Number of accumulation units outstanding at end of period (000 omitted)            431      525    1,092   1,330      183
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3SO (Investing in shares of Strong Opportunity Fund II - Advisor
  Class) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.72    $0.99    $1.00      --       --
Accumulation unit value at end of period                                         $0.98    $0.72    $0.99      --       --
Number of accumulation units outstanding at end of period (000 omitted)            445      314      136      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3IT (Investing in shares of Wanger International
  Small Cap) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.73    $0.85    $1.09   $1.51    $1.00
Accumulation unit value at end of period                                         $1.08    $0.73    $0.85   $1.09    $1.51
Number of accumulation units outstanding at end of period (000 omitted)          1,136    1,484      769     599      112
---------------------------------------------------------------------------------------------------------------------------
Subaccount 3SP (Investing in shares of Wanger U.S. Smaller
  Companies) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.96    $1.17    $1.05   $1.15    $1.00
Accumulation unit value at end of period                                         $1.37    $0.96    $1.17   $1.05    $1.15
Number of accumulation units outstanding at end of period (000 omitted)          1,250      847      820     990      125
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
17 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended Dec. 31,                                                               2003     2002     2001    2000     1999
---------------------------------------------------------------------------------------------------------------------------
Subaccount CR2 (Investing in shares of AXP(R) Variable Portfolio -
  Capital Resource Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.59    $0.76    $0.93   $1.14    $1.00
Accumulation unit value at end of period                                         $0.75    $0.59    $0.76   $0.93    $1.14
Number of accumulation units outstanding at end of period (000 omitted)         69,981   52,124   26,327  24,003    5,333
---------------------------------------------------------------------------------------------------------------------------
Subaccount CM2 (Investing in shares of AXP(R) Variable Portfolio - Cash
  Management Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.10    $1.09    $1.06   $1.01    $1.00
Accumulation unit value at end of period                                         $1.10    $1.10    $1.09   $1.06    $1.01
Number of accumulation units outstanding at end of period (000 omitted)        203,753  255,251  243,870 171,785   65,522
---------------------------------------------------------------------------------------------------------------------------
Subaccount BD2 (Investing in shares of AXP(R) Variable Portfolio - Diversified
  Bond Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.19    $1.13    $1.06   $1.01    $1.00
Accumulation unit value at end of period                                         $1.23    $1.19    $1.13   $1.06    $1.01
Number of accumulation units outstanding at end of period (000 omitted)        188,939  154,530   83,968  30,783    7,186
---------------------------------------------------------------------------------------------------------------------------
Subaccount DE2 (Investing in shares of AXP(R) Variable Portfolio -
  Diversified Equity Income Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.82    $1.02    $1.01   $1.03    $1.00
Accumulation unit value at end of period                                         $1.15    $0.82    $1.02   $1.01    $1.03
Number of accumulation units outstanding at end of period (000 omitted)        134,486   86,442   43,328  12,124    3,149
---------------------------------------------------------------------------------------------------------------------------
Subaccount EM2 (Investing in shares of AXP(R) Variable Portfolio - Emerging
  Markets Fund) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.68    $0.72    $0.74   $1.00       --
Accumulation unit value at end of period                                         $0.94    $0.68    $0.72   $0.74       --
Number of accumulation units outstanding at end of period (000 omitted)          8,256    4,750    1,789     906       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount ES2 (Investing in shares of AXP(R) Variable Portfolio - Equity Select
  Fund) (5/1/2001)
Accumulation unit value at beginning of period                                   $0.85    $1.00    $1.00      --       --
Accumulation unit value at end of period                                         $1.04    $0.85    $1.00      --       --
Number of accumulation units outstanding at end of period (000 omitted)         42,780   16,388    2,489      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount GB2 (Investing in shares of AXP(R) Variable Portfolio - Global Bond
  Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.18    $1.03    $1.03   $1.00    $1.00
Accumulation unit value at end of period                                         $1.32    $1.18    $1.03   $1.03    $1.00
Number of accumulation units outstanding at end of period (000 omitted)         51,936   31,133   16,572   8,968    1,552
---------------------------------------------------------------------------------------------------------------------------
Subaccount GR2 (Investing in shares of AXP(R) Variable Portfolio -
  Growth Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.48    $0.65    $0.95   $1.18    $1.00
Accumulation unit value at end of period                                         $0.57    $0.48    $0.65   $0.95    $1.18
Number of accumulation units outstanding at end of period (000 omitted)        192,314  135,693  129,186  97,754   16,891
---------------------------------------------------------------------------------------------------------------------------
Subaccount EI2 (Investing in shares of AXP(R) Variable Portfolio -
  High Yield Bond Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.88    $0.95    $0.91   $1.01    $1.00
Accumulation unit value at end of period                                         $1.09    $0.88    $0.95   $0.91    $1.01
Number of accumulation units outstanding at end of period (000 omitted)        177,150   93,845   58,348  31,722    7,774
---------------------------------------------------------------------------------------------------------------------------
Subaccount IE2 (Investing in shares of AXP(R) Variable Portfolio -
  International Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.55    $0.67    $0.95   $1.27    $1.00
Accumulation unit value at end of period                                         $0.69    $0.55    $0.67   $0.95    $1.27
Number of accumulation units outstanding at end of period (000 omitted)         23,614   20,012   15,821  13,967    2,575
---------------------------------------------------------------------------------------------------------------------------
Subaccount MF2 (Investing in shares of AXP(R) Variable Portfolio -
  Managed Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.81    $0.94    $1.05   $1.09    $1.00
Accumulation unit value at end of period                                         $0.97    $0.81    $0.94   $1.05    $1.09
Number of accumulation units outstanding at end of period (000 omitted)         79,035   64,273   37,760  28,348    5,220
---------------------------------------------------------------------------------------------------------------------------
Subaccount ND2 (Investing in shares of AXP(R) Variable Portfolio - New
  Dimensions Fund(R)) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.69    $0.89    $1.07   $1.19    $1.00
Accumulation unit value at end of period                                         $0.85    $0.69    $0.89   $1.07    $1.19
Number of accumulation units outstanding at end of period (000 omitted)        464,876  373,715  276,054 177,036   31,537
---------------------------------------------------------------------------------------------------------------------------
Subaccount SV2 (Investing in shares of AXP(R) Variable Portfolio -
  Partners Small Cap Value Fund) (8/14/2001)
Accumulation unit value at beginning of period                                   $0.93    $1.07    $1.00      --       --
Accumulation unit value at end of period                                         $1.28    $0.93    $1.07      --       --
Number of accumulation units outstanding at end of period (000 omitted)         67,609   43,199    6,885      --       --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                               2003     2002     2001    2000     1999
---------------------------------------------------------------------------------------------------------------------------
Subaccount IV2 (Investing in shares of AXP(R) Variable Portfolio -
  S&P 500 Index Fund) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.61    $0.79    $0.91   $1.00       --
Accumulation unit value at end of period                                         $0.77    $0.61    $0.79   $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)        103,587   64,771   35,957   9,812       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount FI2 (Investing in shares of AXP(R) Variable Portfolio -
  Short Duration U.S. Government Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.20    $1.14    $1.08   $1.00    $1.00
Accumulation unit value at end of period                                         $1.21    $1.20    $1.14   $1.08    $1.00
Number of accumulation units outstanding at end of period (000 omitted)        155,718  124,866   50,510  16,258   11,135
---------------------------------------------------------------------------------------------------------------------------
Subaccount SC2 (Investing in shares of AXP(R) Variable Portfolio -
  Small Cap Advantage Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.89    $1.08    $1.16   $1.12    $1.00
Accumulation unit value at end of period                                         $1.30    $0.89    $1.08   $1.16    $1.12
Number of accumulation units outstanding at end of period (000 omitted)         44,627   29,202   22,792  14,830    2,970
---------------------------------------------------------------------------------------------------------------------------
Subaccount SA2 (Investing in shares of AXP(R) Variable Portfolio - Strategy
  Aggressive Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.55    $0.81    $1.22   $1.51    $1.00
Accumulation unit value at end of period                                         $0.70    $0.55    $0.81   $1.22    $1.51
Number of accumulation units outstanding at end of period (000 omitted)         60,915   58,958   58,748  46,978    4,470
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2AC (Investing in shares of AIM V.I. Capital Appreciation
  Fund, Series II Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.73    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $0.94    $0.73    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)         20,015   11,313    1,710      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2AD (Investing in shares of AIM V.I. Capital Development
  Fund, Series II Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.76    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $1.02    $0.76    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)         10,924    6,981    1,459      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2AL (Investing in shares of AllianceBernstein VP Growth and
  Income Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.74    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $0.98    $0.74    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)         82,114   43,189    5,550      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2AB (Investing in shares of AllianceBernstein VP International Value
  Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.92    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $1.31    $0.92    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)         34,604   12,313      805      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2AI (Investing in shares of American Century(R) VP
  International, Class II) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.73    $0.93    $1.00      --       --
Accumulation unit value at end of period                                         $0.91    $0.73    $0.93      --       --
Number of accumulation units outstanding at end of period (000 omitted)         21,555   11,378    1,950      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2AV (Investing in shares of American Century(R) VP Value,
  Class II) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.90    $1.04    $1.00      --       --
Accumulation unit value at end of period                                         $1.15    $0.90    $1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)         74,984   42,497    7,356      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2SR (Investing in shares of Calvert Variable Series, Inc.
  Social Balanced Portfolio) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.78    $0.89    $0.96   $1.00       --
Accumulation unit value at end of period                                         $0.92    $0.78    $0.89   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)         15,315    9,520    4,490   1,283       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2FG (Investing in shares of Fidelity(R) VIP Growth & Income
  Portfolio Service Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.82    $1.00    $1.00      --       --
Accumulation unit value at end of period                                         $1.01    $0.82    $1.00      --       --
Number of accumulation units outstanding at end of period (000 omitted)        119,284   48,686    6,363      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio
  Service Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.93    $1.04    $1.00      --       --
Accumulation unit value at end of period                                         $1.27    $0.93    $1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)        109,647   50,458    6,903      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio
  Service Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.75    $0.95    $1.00      --       --
Accumulation unit value at end of period                                         $1.06    $0.75    $0.95      --       --
Number of accumulation units outstanding at end of period (000 omitted)         31,322   13,157    2,147      --       --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
19 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                               2003     2002     2001    2000     1999
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2RE (Investing in shares of FTVIPT Franklin Real Estate
  Fund - Class 2) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.36    $1.34    $1.25   $0.96    $1.00
Accumulation unit value at end of period                                         $1.83    $1.36    $1.34   $1.25    $0.96
Number of accumulation units outstanding at end of period (000 omitted)         87,330   59,317   24,477   6,879      885
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2SI (Investing in shares of FTVIPT Franklin Small Cap Value
  Securities Fund - Class 2) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.21    $1.35    $1.19   $0.96    $1.00
Accumulation unit value at end of period                                         $1.59    $1.21    $1.35   $1.19    $0.96
Number of accumulation units outstanding at end of period (000 omitted)         43,978   29,743   10,800   2,846      586
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2MS (Investing in shares of FTVIPT Mutual Shares Securities
  Fund - Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.85    $0.97    $1.00      --       --
Accumulation unit value at end of period                                         $1.05    $0.85    $0.97      --       --
Number of accumulation units outstanding at end of period (000 omitted)         26,370   10,942      942      --       --
---------------------------------------------------------------------------------------------------------------------------
Subaccount 2UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S.
  Equity Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.67    $0.86    $0.99   $1.10    $1.00
Accumulation unit value at end of period                                         $0.86    $0.67    $0.86   $0.99    $1.10
Number of accumulation units outstanding at end of period (000 omitted)         83,166   71,820   60,343  42,626    8,981
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2MC (Investing in shares of Goldman Sachs VIT Mid Cap Value
  Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.30    $1.37    $1.23   $0.95    $1.00
Accumulation unit value at end of period                                         $1.65    $1.30    $1.37   $1.23    $0.95
Number of accumulation units outstanding at end of period (000 omitted)         83,015   56,079   23,748   7,622    1,634
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2FS (Investing in shares of INVESCO VIF - Financial Services
  Fund, Series I Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.82    $0.97    $1.00      --       --
Accumulation unit value at end of period                                         $1.05    $0.82    $0.97      --       --
Number of accumulation units outstanding at end of period (000 omitted)          8,724    5,572    1,081      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2TC (Investing in shares of INVESCO VIF - Technology Fund,
  Series I Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.48    $0.91    $1.00      --       --
Accumulation unit value at end of period                                         $0.69    $0.48    $0.91      --       --
Number of accumulation units outstanding at end of period (000 omitted)          7,882    3,769      490      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2IP (Investing in shares of Lazard Retirement International
  Equity Portfolio) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.64    $0.72    $0.96   $1.07    $1.00
Accumulation unit value at end of period                                         $0.82    $0.64    $0.72   $0.96    $1.07
Number of accumulation units outstanding at end of period (000 omitted)         62,349   29,532   15,860   7,958    1,981
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2MG (Investing in shares of MFS(R) Investors Growth Stock
  Series - Service Class) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.48    $0.68    $0.91   $1.00       --
Accumulation unit value at end of period                                         $0.59    $0.48    $0.68   $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)         91,666   69,576   50,212  19,521       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2MD (Investing in shares of MFS(R) New Discovery Series - Service
  Class) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.61    $0.90    $0.96   $1.00       --
Accumulation unit value at end of period                                         $0.81    $0.61    $0.90   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)         74,690   59,272   34,072  12,308       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2UT (Investing in shares of MFS(R) Utilities Series -
  Service Class) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.68    $0.89    $1.00      --       --
Accumulation unit value at end of period                                         $0.92    $0.68    $0.89      --       --
Number of accumulation units outstanding at end of period (000 omitted)         18,051   10,543    2,997      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB
  Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.78    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $0.91    $0.78    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)         18,023   11,416    2,137      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2PI (Investing in shares of Putnam VT International Equity
  Fund - Class IB Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.78    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $1.00    $0.78    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)         38,012   20,773    2,460      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
  (9/15/1999)
Accumulation unit value at beginning of period                                   $0.59    $0.85    $1.29   $1.36    $1.00
Accumulation unit value at end of period                                         $0.78    $0.59    $0.85   $1.29    $1.36
Number of accumulation units outstanding at end of period (000 omitted)         67,224   72,033   74,819  49,764    5,084
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                               2003     2002     2001    2000     1999
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2SO (Investing in shares of Strong Opportunity Fund II -
  Advisor Class) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.72    $0.99    $1.00      --       --
Accumulation unit value at end of period                                         $0.97    $0.72    $0.99      --       --
Number of accumulation units outstanding at end of period (000 omitted)         38,865   25,397    3,701      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2IT (Investing in shares of Wanger International Small Cap)
  (9/15/1999)
Accumulation unit value at beginning of period                                   $0.72    $0.85    $1.08   $1.51    $1.00
Accumulation unit value at end of period                                         $1.07    $0.72    $0.85   $1.08    $1.51
Number of accumulation units outstanding at end of period (000 omitted)         66,022   43,554   27,818  18,245    1,234
--------------------------------------------------------------------------------------------------------------------------
Subaccount 2SP (Investing in shares of Wanger U.S. Smaller Companies)
  (9/15/1999)
Accumulation unit value at beginning of period                                   $0.96    $1.16    $1.05   $1.15    $1.00
Accumulation unit value at end of period                                         $1.36    $0.96    $1.16   $1.05    $1.15
Number of accumulation units outstanding at end of period (000 omitted)        129,824   78,311   40,791  23,813    2,476
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
21 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended Dec. 31,                                                               2003     2002     2001    2000     1999
--------------------------------------------------------------------------------------------------------------------------
Subaccount CR1 (Investing in shares of AXP(R) Variable Portfolio -
  Capital Resource Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.58    $0.76    $0.93   $1.14    $1.00
Accumulation unit value at end of period                                         $0.75    $0.58    $0.76   $0.93    $1.14
Number of accumulation units outstanding at end of period (000 omitted)         45,599   34,956   26,779  22,159    3,227
--------------------------------------------------------------------------------------------------------------------------
Subaccount CM1 (Investing in shares of AXP(R) Variable Portfolio - Cash
  Management Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.09    $1.09    $1.06   $1.01    $1.00
Accumulation unit value at end of period                                         $1.09    $1.09    $1.09   $1.06    $1.01
Number of accumulation units outstanding at end of period (000 omitted)        178,580  228,237  265,455 203,922   87,424
--------------------------------------------------------------------------------------------------------------------------
Subaccount BD1 (Investing in shares of AXP(R) Variable Portfolio - Diversified
  Bond Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.18    $1.13    $1.06   $1.01    $1.00
Accumulation unit value at end of period                                         $1.22    $1.18    $1.13   $1.06    $1.01
Number of accumulation units outstanding at end of period (000 omitted)        176,013  159,405  106,760  43,920   11,675
--------------------------------------------------------------------------------------------------------------------------
Subaccount DE1 (Investing in shares of AXP(R) Variable Portfolio -
  Diversified Equity Income Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.82    $1.02    $1.01   $1.03    $1.00
Accumulation unit value at end of period                                         $1.14    $0.82    $1.02   $1.01    $1.03
Number of accumulation units outstanding at end of period (000 omitted)         99,776   67,958   41,299  14,227    3,441
--------------------------------------------------------------------------------------------------------------------------
Subaccount EM1 (Investing in shares of AXP(R) Variable Portfolio - Emerging
  Markets Fund) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.67    $0.72    $0.74   $1.00       --
Accumulation unit value at end of period                                         $0.94    $0.67    $0.72   $0.74       --
Number of accumulation units outstanding at end of period (000 omitted)          6,501    3,888    1,542     693       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount ES1 (Investing in shares of AXP(R) Variable Portfolio - Equity Select
  Fund) (5/1/2001)
Accumulation unit value at beginning of period                                   $0.85    $0.99    $1.00      --       --
Accumulation unit value at end of period                                         $1.03    $0.85    $0.99      --       --
Number of accumulation units outstanding at end of period (000 omitted)         29,450   12,145    2,238      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount GB1 (Investing in shares of AXP(R) Variable Portfolio - Global Bond
  Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.17    $1.03    $1.02   $1.00    $1.00
Accumulation unit value at end of period                                         $1.31    $1.17    $1.03   $1.02    $1.00
Number of accumulation units outstanding at end of period (000 omitted)         54,100   36,626   23,970  14,137    2,368
--------------------------------------------------------------------------------------------------------------------------
Subaccount GR1 (Investing in shares of AXP(R) Variable Portfolio -
  Growth Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.47    $0.64    $0.94   $1.18    $1.00
Accumulation unit value at end of period                                         $0.57    $0.47    $0.64   $0.94    $1.18
Number of accumulation units outstanding at end of period (000 omitted)        147,485  118,986  130,764 106,410   13,813
--------------------------------------------------------------------------------------------------------------------------
Subaccount EI1 (Investing in shares of AXP(R) Variable Portfolio -
  High Yield Bond Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.87    $0.94    $0.91   $1.01    $1.00
Accumulation unit value at end of period                                         $1.08    $0.87    $0.94   $0.91    $1.01
Number of accumulation units outstanding at end of period (000 omitted)        197,358  122,784   88,813  52,655   10,137
--------------------------------------------------------------------------------------------------------------------------
Subaccount IE1 (Investing in shares of AXP(R) Variable Portfolio -
  International Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.54    $0.67    $0.95   $1.27    $1.00
Accumulation unit value at end of period                                         $0.69    $0.54    $0.67   $0.95    $1.27
Number of accumulation units outstanding at end of period (000 omitted)         21,462   19,189   18,664  15,670    2,173
--------------------------------------------------------------------------------------------------------------------------
Subaccount MF1 (Investing in shares of AXP(R) Variable Portfolio -
  Managed Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.80    $0.93    $1.05   $1.09    $1.00
Accumulation unit value at end of period                                         $0.96    $0.80    $0.93   $1.05    $1.09
Number of accumulation units outstanding at end of period (000 omitted)         73,310   64,613   53,096  39,810    6,539
--------------------------------------------------------------------------------------------------------------------------
Subaccount ND1 (Investing in shares of AXP(R) Variable Portfolio - New
  Dimensions Fund(R)) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.68    $0.88    $1.07   $1.19    $1.00
Accumulation unit value at end of period                                         $0.84    $0.68    $0.88   $1.07    $1.19
Number of accumulation units outstanding at end of period (000 omitted)        387,251  347,841  307,320 219,316   32,483
--------------------------------------------------------------------------------------------------------------------------
Subaccount SV1 (Investing in shares of AXP(R) Variable Portfolio -
  Partners Small Cap Value Fund) (8/14/2001)
Accumulation unit value at beginning of period                                   $0.93    $1.07    $1.00      --       --
Accumulation unit value at end of period                                         $1.27    $0.93    $1.07      --       --
Number of accumulation units outstanding at end of period (000 omitted)         44,918   28,099    6,314      --       --
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                               2003     2002     2001    2000     1999
--------------------------------------------------------------------------------------------------------------------------
Subaccount IV1 (Investing in shares of AXP(R) Variable Portfolio -
  S&P 500 Index Fund) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.60    $0.79    $0.91   $1.00       --
Accumulation unit value at end of period                                         $0.77    $0.60    $0.79   $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)         91,398   65,011   40,575  14,084       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount FI1 (Investing in shares of AXP(R) Variable Portfolio -
  Short Duration U.S. Government Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.19    $1.13    $1.08   $1.00    $1.00
Accumulation unit value at end of period                                         $1.20    $1.19    $1.13   $1.08    $1.00
Number of accumulation units outstanding at end of period (000 omitted)        135,202  116,147   56,966  24,654   12,796
--------------------------------------------------------------------------------------------------------------------------
Subaccount SC1 (Investing in shares of AXP(R) Variable Portfolio -
  Small Cap Advantage Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.88    $1.07    $1.16   $1.12    $1.00
Accumulation unit value at end of period                                         $1.29    $0.88    $1.07   $1.16    $1.12
Number of accumulation units outstanding at end of period (000 omitted)         39,709   29,341   24,346  16,349    3,029
--------------------------------------------------------------------------------------------------------------------------
Subaccount SA1 (Investing in shares of AXP(R) Variable Portfolio - Strategy
  Aggressive Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.54    $0.81    $1.21   $1.51    $1.00
Accumulation unit value at end of period                                         $0.69    $0.54    $0.81   $1.21    $1.51
Number of accumulation units outstanding at end of period (000 omitted)         50,934   55,183   65,574  58,414    3,901
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1AC (Investing in shares of AIM V.I. Capital Appreciation
  Fund, Series II Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.73    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $0.93    $0.73    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)         12,215    7,624    1,711      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1AD (Investing in shares of AIM V.I. Capital Development
  Fund, Series II Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.76    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $1.02    $0.76    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)          7,348    4,808    1,224      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1AL (Investing in shares of AllianceBernstein VP Growth and
  Income Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.74    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $0.97    $0.74    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)         54,358   29,770    4,363      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1AB (Investing in shares of AllianceBernstein VP International Value
  Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.92    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $1.31    $0.92    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)         24,114    9,270      790      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1AI (Investing in shares of American Century(R) VP
  International, Class II) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.73    $0.93    $1.00      --       --
Accumulation unit value at end of period                                         $0.90    $0.73    $0.93      --       --
Number of accumulation units outstanding at end of period (000 omitted)         15,471    8,200    1,927      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1AV (Investing in shares of American Century(R) VP Value,
  Class II) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.89    $1.04    $1.00      --       --
Accumulation unit value at end of period                                         $1.14    $0.89    $1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)         50,607   30,523    7,298      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1SR (Investing in shares of Calvert Variable Series, Inc.
  Social Balanced Portfolio) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.77    $0.89    $0.96   $1.00       --
Accumulation unit value at end of period                                         $0.91    $0.77    $0.89   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)         14,100    9,832    6,090   1,693       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1FG (Investing in shares of Fidelity(R) VIP Growth & Income
  Portfolio Service Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.82    $1.00    $1.00      --       --
Accumulation unit value at end of period                                         $1.00    $0.82    $1.00      --       --
Number of accumulation units outstanding at end of period (000 omitted)         81,919   36,320    8,177      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio
  Service Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.93    $1.04    $1.00      --       --
Accumulation unit value at end of period                                         $1.27    $0.93    $1.04      --       --
Number of accumulation units outstanding at end of period (000 omitted)         72,124   35,541    6,689      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio
  Service Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.74    $0.94    $1.00      --       --
Accumulation unit value at end of period                                         $1.05    $0.74    $0.94      --       --
Number of accumulation units outstanding at end of period (000 omitted)         21,405   10,123    2,157      --       --
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
23 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                               2003     2002     2001    2000     1999
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1RE (Investing in shares of FTVIPT Franklin Real Estate
  Fund - Class 2) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.35    $1.33    $1.25   $0.96    $1.00
Accumulation unit value at end of period                                         $1.81    $1.35    $1.33   $1.25    $0.96
Number of accumulation units outstanding at end of period (000 omitted)         63,047   44,591   19,803   6,181      683
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1SI (Investing in shares of FTVIPT Franklin Small Cap Value
  Securities Fund - Class 2) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.21    $1.34    $1.19   $0.96    $1.00
Accumulation unit value at end of period                                         $1.58    $1.21    $1.34   $1.19    $0.96
Number of accumulation units outstanding at end of period (000 omitted)         34,639   23,553    9,584   2,897      590
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1MS (Investing in shares of FTVIPT Mutual Shares Securities
  Fund - Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.84    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $1.04    $0.84    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)         21,294    9,151    1,114      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S.
  Equity Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.67    $0.86    $0.99   $1.10    $1.00
Accumulation unit value at end of period                                         $0.85    $0.67    $0.86   $0.99    $1.10
Number of accumulation units outstanding at end of period (000 omitted)         80,350   75,489   71,185  55,239    9,951
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1MC (Investing in shares of Goldman Sachs VIT Mid Cap Value
  Fund) (9/15/1999)
Accumulation unit value at beginning of period                                   $1.29    $1.37    $1.23   $0.95    $1.00
Accumulation unit value at end of period                                         $1.64    $1.29    $1.37   $1.23    $0.95
Number of accumulation units outstanding at end of period (000 omitted)         65,106   47,539   24,711  10,265    2,023
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1FS (Investing in shares of INVESCO VIF - Financial Services
  Fund, Series I Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.82    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $1.05    $0.82    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)          5,460    3,709      901      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1TC (Investing in shares of INVESCO VIF - Technology Fund,
  Series I Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.48    $0.91    $1.00      --       --
Accumulation unit value at end of period                                         $0.69    $0.48    $0.91      --       --
Number of accumulation units outstanding at end of period (000 omitted)          5,212    2,845      911      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1IP (Investing in shares of Lazard Retirement International
  Equity Portfolio) (9/15/1999)
Accumulation unit value at beginning of period                                   $0.64    $0.72    $0.96   $1.07    $1.00
Accumulation unit value at end of period                                         $0.81    $0.64    $0.72   $0.96    $1.07
Number of accumulation units outstanding at end of period (000 omitted)         53,159   28,853   19,727  10,774    2,504
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1MG (Investing in shares of MFS(R) Investors Growth Stock
  Series - Service Class) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.48    $0.67    $0.90   $1.00       --
Accumulation unit value at end of period                                         $0.59    $0.48    $0.67   $0.90       --
Number of accumulation units outstanding at end of period (000 omitted)         74,564   62,663   51,051  21,973       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1MD (Investing in shares of MFS(R) New Discovery Series - Service
  Class) (5/1/2000)
Accumulation unit value at beginning of period                                   $0.61    $0.90    $0.96   $1.00       --
Accumulation unit value at end of period                                         $0.80    $0.61    $0.90   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)         61,988   53,383   36,822  15,060       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1UT (Investing in shares of MFS(R) Utilities Series - Service
  Class) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.68    $0.89    $1.00      --       --
Accumulation unit value at end of period                                         $0.91    $0.68    $0.89      --       --
Number of accumulation units outstanding at end of period (000 omitted)         12,519    7,093    2,778      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB
  Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.77    $0.98    $1.00      --       --
Accumulation unit value at end of period                                         $0.91    $0.77    $0.98      --       --
Number of accumulation units outstanding at end of period (000 omitted)          9,676    6,574    1,743      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1PI (Investing in shares of Putnam VT International Equity
  Fund - Class IB Shares) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.78    $0.96    $1.00      --       --
Accumulation unit value at end of period                                         $1.00    $0.78    $0.96      --       --
Number of accumulation units outstanding at end of period (000 omitted)         24,880   15,138    2,180      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
  (9/15/1999)
Accumulation unit value at beginning of period                                   $0.58    $0.85    $1.29   $1.36    $1.00
Accumulation unit value at end of period                                         $0.77    $0.58    $0.85   $1.29    $1.36
Number of accumulation units outstanding at end of period (000 omitted)         63,075   73,930   87,722  68,407    7,245
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                               2003     2002     2001    2000     1999
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1SO (Investing in shares of Strong Opportunity Fund II -
  Advisor Class) (8/13/2001)
Accumulation unit value at beginning of period                                   $0.72    $0.99    $1.00      --       --
Accumulation unit value at end of period                                         $0.97    $0.72    $0.99      --       --
Number of accumulation units outstanding at end of period (000 omitted)         24,999   17,130    3,747      --       --
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1IT (Investing in shares of Wanger International Small Cap)
  (9/15/1999)
Accumulation unit value at beginning of period                                   $0.72    $0.84    $1.08   $1.51    $1.00
Accumulation unit value at end of period                                         $1.06    $0.72    $0.84   $1.08    $1.51
Number of accumulation units outstanding at end of period (000 omitted)         56,466   42,309   30,297  21,844    1,343
--------------------------------------------------------------------------------------------------------------------------
Subaccount 1SP (Investing in shares of Wanger U.S. Smaller Companies)
  (9/15/1999)
Accumulation unit value at beginning of period                                   $0.95    $1.15    $1.05   $1.15    $1.00
Accumulation unit value at end of period                                         $1.35    $0.95    $1.15   $1.05    $1.15
Number of accumulation units outstanding at end of period (000 omitted)        108,046   72,853   46,456  29,881    2,723
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
25 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                         2003     2002
--------------------------------------------------------------------------------------------------------------------------
Subaccount CR5 (Investing in shares of AXP(R) Variable Portfolio -
  Capital Resource Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.75    $1.00
Accumulation unit value at end of period                                                                   $0.95    $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                    1,779      291
--------------------------------------------------------------------------------------------------------------------------
Subaccount CM5 (Investing in shares of AXP(R) Variable Portfolio - Cash
  Management Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $1.00    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   13,022   12,452
--------------------------------------------------------------------------------------------------------------------------
Subaccount BD5 (Investing in shares of AXP(R) Variable Portfolio - Diversified
  Bond Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.04    $1.00
Accumulation unit value at end of period                                                                   $1.07    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   13,984    6,481
--------------------------------------------------------------------------------------------------------------------------
Subaccount DE5 (Investing in shares of AXP(R) Variable Portfolio -
  Diversified Equity Income Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.83    $1.00
Accumulation unit value at end of period                                                                   $1.17    $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                    8,342    3,101
--------------------------------------------------------------------------------------------------------------------------
Subaccount EM5 (Investing in shares of AXP(R) Variable Portfolio - Emerging
  Markets Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.90    $1.00
Accumulation unit value at end of period                                                                   $1.25    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                      492      220
--------------------------------------------------------------------------------------------------------------------------
Subaccount ES5 (Investing in shares of AXP(R) Variable Portfolio - Equity Select
  Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.88    $1.00
Accumulation unit value at end of period                                                                   $1.07    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    4,649    1,153
--------------------------------------------------------------------------------------------------------------------------
Subaccount GB5 (Investing in shares of AXP(R) Variable Portfolio - Global Bond
  Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.14    $1.00
Accumulation unit value at end of period                                                                   $1.28    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    3,885    1,060
--------------------------------------------------------------------------------------------------------------------------
Subaccount GR5 (Investing in shares of AXP(R) Variable Portfolio -
  Growth Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.77    $1.00
Accumulation unit value at end of period                                                                   $0.92    $0.77
Number of accumulation units outstanding at end of period (000 omitted)                                    5,647      973
--------------------------------------------------------------------------------------------------------------------------
Subaccount EI5 (Investing in shares of AXP(R) Variable Portfolio -
  High Yield Bond Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.94    $1.00
Accumulation unit value at end of period                                                                   $1.16    $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                   16,280    3,957
--------------------------------------------------------------------------------------------------------------------------
Subaccount IE5 (Investing in shares of AXP(R) Variable Portfolio -
  International Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.08    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                      340       55
--------------------------------------------------------------------------------------------------------------------------
Subaccount MF5 (Investing in shares of AXP(R) Variable Portfolio -
  Managed Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.90    $1.00
Accumulation unit value at end of period                                                                   $1.07    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                    1,608      531
--------------------------------------------------------------------------------------------------------------------------
Subaccount ND5 (Investing in shares of AXP(R) Variable Portfolio - New
  Dimensions Fund(R)) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $0.99    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                   18,133    6,565
--------------------------------------------------------------------------------------------------------------------------
Subaccount SV5 (Investing in shares of AXP(R) Variable Portfolio -
  Partners Small Cap Value Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.88    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    7,181    3,316
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                         2003     2002
--------------------------------------------------------------------------------------------------------------------------
Subaccount IV5 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $1.01    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                    6,544    1,889
--------------------------------------------------------------------------------------------------------------------------
Subaccount FI5 (Investing in shares of AXP(R) Variable Portfolio -
  Short Duration U.S. Government Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.04    $1.00
Accumulation unit value at end of period                                                                   $1.05    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   14,902    6,107
--------------------------------------------------------------------------------------------------------------------------
Subaccount SC5 (Investing in shares of AXP(R) Variable Portfolio -
  Small Cap Advantage Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.25    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    2,920      900
--------------------------------------------------------------------------------------------------------------------------
Subaccount SA5 (Investing in shares of AXP(R) Variable Portfolio - Strategy
  Aggressive Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.72    $1.00
Accumulation unit value at end of period                                                                   $0.92    $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                      401      114
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5AC (Investing in shares of AIM V.I. Capital Appreciation Fund,
  Series II Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.78    $1.00
Accumulation unit value at end of period                                                                   $1.00    $0.78
Number of accumulation units outstanding at end of period (000 omitted)                                    1,386      379
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5AD (Investing in shares of AIM V.I. Capital Development Fund,
  Series II Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $1.07    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                    1,198      552
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5AL (Investing in shares of AllianceBernstein VP Growth and Income
  Portfolio (Class B)) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.81    $1.00
Accumulation unit value at end of period                                                                   $1.06    $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                    9,284    3,503
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5AB (Investing in shares of AllianceBernstein VP International Value
  Portfolio (Class B)) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.36    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                    5,621    1,417
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5AI (Investing in shares of American Century(R) VP International, Class II) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.05    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    2,812      944
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5AV (Investing in shares of American Century(R) VP Value, Class II) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.89    $1.00
Accumulation unit value at end of period                                                                   $1.13    $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                    8,977    2,837
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced
  Portfolio) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.88    $1.00
Accumulation unit value at end of period                                                                   $1.04    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    1,272      211
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5FG (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service
  Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.04    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                   15,940    3,592
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.90    $1.00
Accumulation unit value at end of period                                                                   $1.23    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                   15,111    4,182
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.83    $1.00
Accumulation unit value at end of period                                                                   $1.17    $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                    2,900      553
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
27 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                         2003     2002
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.01    $1.00
Accumulation unit value at end of period                                                                   $1.36    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                    9,166    2,887
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund -
  Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.92    $1.00
Accumulation unit value at end of period                                                                   $1.20    $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                    5,248    2,075
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5MS (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.89    $1.00
Accumulation unit value at end of period                                                                   $1.10    $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                    6,742    1,735
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $1.03    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                    2,742    1,048
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                    7,743    2,583
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5FS (Investing in shares of INVESCO VIF - Financial Services Fund, Series I
  Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.87    $1.00
Accumulation unit value at end of period                                                                   $1.11    $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                      925      526
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5TC (Investing in shares of INVESCO VIF - Technology Fund, Series I Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.56    $1.00
Accumulation unit value at end of period                                                                   $0.81    $0.56
Number of accumulation units outstanding at end of period (000 omitted)                                      851      192
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5IP (Investing in shares of Lazard Retirement International Equity Portfolio) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.92    $1.00
Accumulation unit value at end of period                                                                   $1.17    $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                    3,058      499
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class)
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.76    $1.00
Accumulation unit value at end of period                                                                   $0.92    $0.76
Number of accumulation units outstanding at end of period (000 omitted)                                    2,971    1,088
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5MD (Investing in shares of MFS(R) New Discovery Series - Service Class) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.72    $1.00
Accumulation unit value at end of period                                                                   $0.96    $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                    5,191    2,112
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5UT (Investing in shares of MFS(R) Utilities Series - Service Class) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.14    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    1,670      276
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.81    $1.00
Accumulation unit value at end of period                                                                   $0.94    $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                    1,776      617
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5PI (Investing in shares of Putnam VT International Equity Fund - Class IB Shares)
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.86    $1.00
Accumulation unit value at end of period                                                                   $1.09    $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                    4,165    2,086
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.73    $1.00
Accumulation unit value at end of period                                                                   $0.96    $0.73
Number of accumulation units outstanding at end of period (000 omitted)                                      614      267
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
28 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                         2003     2002
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5SO (Investing in shares of Strong Opportunity Fund II - Advisor Class) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.75    $1.00
Accumulation unit value at end of period                                                                   $1.01    $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                    5,557    2,340
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5IT (Investing in shares of Wanger International Small Cap) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.87    $1.00
Accumulation unit value at end of period                                                                   $1.28    $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                    4,376    1,523
--------------------------------------------------------------------------------------------------------------------------
Subaccount 5SP (Investing in shares of Wanger U.S. Smaller Companies) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                   13,657    3,732
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
29 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                         2003     2002
--------------------------------------------------------------------------------------------------------------------------
Subaccount CR4 (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.81    $1.00
Accumulation unit value at end of period                                                                   $1.03    $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                      744       96
--------------------------------------------------------------------------------------------------------------------------
Subaccount CM4 (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $0.99    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   12,047   12,148
--------------------------------------------------------------------------------------------------------------------------
Subaccount BD4 (Investing in shares of AXP(R) Variable Portfolio - Diversified Bond Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.04    $1.00
Accumulation unit value at end of period                                                                   $1.07    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   12,452    5,971
--------------------------------------------------------------------------------------------------------------------------
Subaccount DE4 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income
  Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.83    $1.00
Accumulation unit value at end of period                                                                   $1.15    $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                    5,976    2,058
--------------------------------------------------------------------------------------------------------------------------
Subaccount EM4 (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.90    $1.00
Accumulation unit value at end of period                                                                   $1.25    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                      318      121
--------------------------------------------------------------------------------------------------------------------------
Subaccount ES4 (Investing in shares of AXP(R) Variable Portfolio - Equity Select Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.88    $1.00
Accumulation unit value at end of period                                                                   $1.06    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    2,602      889
--------------------------------------------------------------------------------------------------------------------------
Subaccount GB4 (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.14    $1.00
Accumulation unit value at end of period                                                                   $1.27    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                    4,839    1,529
--------------------------------------------------------------------------------------------------------------------------
Subaccount GR4 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.76    $1.00
Accumulation unit value at end of period                                                                   $0.92    $0.76
Number of accumulation units outstanding at end of period (000 omitted)                                    2,868      392
--------------------------------------------------------------------------------------------------------------------------
Subaccount EI4 (Investing in shares of AXP(R) Variable Portfolio - High Yield Bond Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.93    $1.00
Accumulation unit value at end of period                                                                   $1.15    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                   15,576    4,269
--------------------------------------------------------------------------------------------------------------------------
Subaccount IE4 (Investing in shares of AXP(R) Variable Portfolio - International Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.08    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                      496      105
--------------------------------------------------------------------------------------------------------------------------
Subaccount MF4 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.90    $1.00
Accumulation unit value at end of period                                                                   $1.07    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                    1,117      462
--------------------------------------------------------------------------------------------------------------------------
Subaccount ND4 (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R)) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $0.98    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                   12,471    5,049
--------------------------------------------------------------------------------------------------------------------------
Subaccount SV4 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.88    $1.00
Accumulation unit value at end of period                                                                   $1.20    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    5,093    2,665
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
30 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                         2003     2002
--------------------------------------------------------------------------------------------------------------------------
Subaccount IV4 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $1.01    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                    5,428    1,648
--------------------------------------------------------------------------------------------------------------------------
Subaccount FI4 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S.
  Government Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.04    $1.00
Accumulation unit value at end of period                                                                   $1.04    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                   13,079    7,646
--------------------------------------------------------------------------------------------------------------------------
Subaccount SC4 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.24    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    2,139      516
--------------------------------------------------------------------------------------------------------------------------
Subaccount SA4 (Investing in shares of AXP(R) Variable Portfolio - Strategy Aggressive Fund)
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.72    $1.00
Accumulation unit value at end of period                                                                   $0.92    $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                      446      161
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4AC (Investing in shares of AIM V.I. Capital Appreciation Fund, Series II Shares)
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.78    $1.00
Accumulation unit value at end of period                                                                   $0.99    $0.78
Number of accumulation units outstanding at end of period (000 omitted)                                      978      447
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4AD (Investing in shares of AIM V.I. Capital Development Fund, Series II Shares)
   (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $1.07    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                      774      463
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4AL (Investing in shares of AllianceBernstein VP Growth and Income Portfolio (Class B))
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.81    $1.00
Accumulation unit value at end of period                                                                   $1.05    $0.81
Number of accumulation units outstanding at end of period (000 omitted)                                    7,339    4,072
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4AB (Investing in shares of AllianceBernstein VP International Value Portfolio (Class B))
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.35    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                    3,918    1,371
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4AI (Investing in shares of American Century(R) VP International, Class II) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.04    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    1,128      448
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4AV (Investing in shares of American Century(R) VP Value, Class II) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.89    $1.00
Accumulation unit value at end of period                                                                   $1.13    $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                    5,922    2,396
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.88    $1.00
Accumulation unit value at end of period                                                                   $1.04    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                      769      208
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4FG (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service Class 2)
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.04    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                   11,020    3,508
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.90    $1.00
Accumulation unit value at end of period                                                                   $1.23    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                    9,886    3,541
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.83    $1.00
Accumulation unit value at end of period                                                                   $1.17    $0.83
Number of accumulation units outstanding at end of period (000 omitted)                                    2,292      610
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
31 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                         2003     2002
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $1.01    $1.00
Accumulation unit value at end of period                                                                   $1.35    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                    6,601    2,989
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund - Class 2)
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.92    $1.00
Accumulation unit value at end of period                                                                   $1.20    $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                    3,257    1,610
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4MS (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.89    $1.00
Accumulation unit value at end of period                                                                   $1.10    $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                    3,856    1,418
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $1.03    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                    2,770    1,483
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                    5,836    2,777
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4FS (Investing in shares of INVESCO VIF - Financial Services Fund, Series I Shares)
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.87    $1.00
Accumulation unit value at end of period                                                                   $1.11    $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                      731      446
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4TC (Investing in shares of INVESCO VIF - Technology Fund, Series I Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.56    $1.00
Accumulation unit value at end of period                                                                   $0.80    $0.56
Number of accumulation units outstanding at end of period (000 omitted)                                      573      157
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4IP (Investing in shares of Lazard Retirement International Equity Portfolio) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.92    $1.00
Accumulation unit value at end of period                                                                   $1.17    $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                    2,091      566
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class)
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.76    $1.00
Accumulation unit value at end of period                                                                   $0.92    $0.76
Number of accumulation units outstanding at end of period (000 omitted)                                    2,246      712
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4MD (Investing in shares of MFS(R) New Discovery Series - Service Class) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.72    $1.00
Accumulation unit value at end of period                                                                   $0.95    $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                    3,912    1,784
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4UT (Investing in shares of MFS(R) Utilities Series - Service Class) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.14    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    1,371      431
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.80    $1.00
Accumulation unit value at end of period                                                                   $0.94    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                    1,108      583
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4PI (Investing in shares of Putnam VT International Equity Fund - Class IB Shares)
  (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.86    $1.00
Accumulation unit value at end of period                                                                   $1.09    $0.86
Number of accumulation units outstanding at end of period (000 omitted)                                    2,797    1,392
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.73    $1.00
Accumulation unit value at end of period                                                                   $0.96    $0.73
Number of accumulation units outstanding at end of period (000 omitted)                                      417      192
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
32 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                         2003     2002
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4SO (Investing in shares of Strong Opportunity Fund II - Advisor Class) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.75    $1.00
Accumulation unit value at end of period                                                                   $1.01    $0.75
Number of accumulation units outstanding at end of period (000 omitted)                                    3,344    1,985
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4IT (Investing in shares of Wanger International Small Cap) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.87    $1.00
Accumulation unit value at end of period                                                                   $1.28    $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                    2,667    1,055
--------------------------------------------------------------------------------------------------------------------------
Subaccount 4SP (Investing in shares of Wanger U.S. Smaller Companies) (2/13/2002)
Accumulation unit value at beginning of period                                                             $0.85    $1.00
Accumulation unit value at end of period                                                                   $1.20    $0.85
Number of accumulation units outstanding at end of period (000 omitted)                                    8,442    3,131
--------------------------------------------------------------------------------------------------------------------------


Financial Statements


You can find the audited financial statements of the subaccounts with financial history in the SAI.

You can find our audited financial statements later in this prospectus.


The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

--------------------------------------------------------------------------------
33 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

The Variable Account and the Funds

Variable account: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Funds: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us.

Purchase payments and contract values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including but not limited to 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under your contract.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular subaccount.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

--------------------------------------------------------------------------------
34 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Cash     Maximum current income consistent with liquidity and      American Express
Management Fund                       stability of principal. Invests primarily in money        Financial
                                      market instruments, such as marketable debt obligations   Corporation (AEFC)
                                      issued by the U.S. government or its agencies, bank
                                      certificates of deposit, bankers' acceptances, letters
                                      of credit, and commercial paper, including asset-backed
                                      commercial paper.
------------------------------------- --------------------------------------------------------- ----------------------

AXP(R) Variable Portfolio -  Core     High total return through current income and capital      AEFC
Bond Fund                             appreciation. Under normal market conditions, the Fund
                                      invests at least 80% of its net assets in bonds and
                                      other debt securities.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           High level of current income while attempting to          AEFC
Diversified Bond Fund                 conserve the value of the investment and continuing a
                                      high level of income for the longest period of time.
                                      Under normal market conditions, the Fund invests at
                                      least 80% of its net assets in bonds and other debt
                                      obligations.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           High level of current income and, as a secondary goal,    AEFC
Diversified Equity Income Fund        steady growth of capital. Under normal market
                                      conditions, the Fund invests at least 80% of its net
                                      assets in dividend-paying common and  preferred stocks.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Equity   Growth of capital. Under normal market conditions, the    AEFC
Select Fund                           Fund invests at least 80% of its net assets in equity
                                      securities of  medium-sized companies.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Global   High total return through income and  growth of           AEFC
Bond Fund                             capital. Non-diversified mutual fund that invests
                                      primarily in debt obligations of U.S. and foreign
                                      issuers. Under normal market conditions, the Fund
                                      invests at least 80% of its net assets in investment -
                                      grade corporate or government debt obligations
                                      including money market instruments of issuers located
                                      in at least three different countries.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Growth   Long-term capital growth. Invests primarily in common     AEFC
Fund                                  stocks that appear to offer growth opportunities.
------------------------------------- --------------------------------------------------------- ----------------------

-----------------------------------------------------------------------------
35 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  High     High current income, with capital growth as a secondary   AEFC
Yield Bond Fund                       objective. Under normal market conditions, the Fund
                                      invests at least 80% of its net assets in
                                      high-yielding, high-risk corporate bonds (junk bonds)
                                      issued by U.S. and foreign companies and governments.
------------------------------------- --------------------------------------------------------- ----------------------

AXP(R) Variable Portfolio -  Income   High total return through current income  and capital     AEFC
Opportunities Fund                    appreciation. Under normal market conditions, the
                                      Fund's assets are invested primarily in
                                      income-producing  debt securities, preferred stocks and
                                      convertible securities, with an emphasis on the higher
                                      rated segment of the high-yield (junk bond) market.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           Total return that exceeds the rate of inflation over      AEFC
Inflation Protected Securities Fund   the long-term. Non-diversified mutual fund that, under
                                      normal market conditions, invests at least 80% of its
                                      net assets in inflation-protected debt securities.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Large    Capital appreciation. Invests primarily in U.S. common    AEFC
Cap Equity Fund  (previously AXP(R)   stocks of companies with market capitalization of at
Variable Portfolio - Capital          least $5 billion.
Resource Fund)

------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Large    Long-term growth of capital. Under normal market          AEFC
Cap Value Fund                        conditions, the fund invests at least 80% of its net
                                      assets in equity securities of companies with a market
                                      capitalization greater than $5 billion at the time of
                                      purchase.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio - Managed   Maximum total investment return through a combination     AEFC
Fund                                  of capital growth and current income. Invests primarily
                                      in a combination of common and preferred stocks, bonds
                                      and other debt securities.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  New      Long-term growth of capital. Invests primarily in         AEFC
Dimensions Fund(R)                    common stocks showing potential for significant growth.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           Long-term growth of capital. Invests primarily in         AEFC, adviser; GAMCO
Partners Select Value Fund            common stocks, preferred stocks and securities            Investors, Inc.,
                                      convertible into common stocks that are listed on a       subadviser
                                      nationally recognized securities exchange or traded on
                                      the NASDAQ National Market System of the National
                                      Association of Securities Dealers. The Fund invests in
                                      midcap companies as well as companies with larger and
                                      smaller market capitalizations.
------------------------------------- --------------------------------------------------------- ----------------------

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36  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           Long-term capital appreciation. Non-diversified mutual    AEFC, adviser;
Partners Small Cap Value Fund         fund that invests primarily in equity securities. Under   Goldman Sachs Asset
                                      normal market conditions, at least 80% of its net         Management, L.P.,
                                      assets will be invested in companies with market          Royce & Associates,
                                      capitalization of less than $2 billion, which also        LLC, Donald Smith &
                                      includes micro capitalization companies with market       Co., Inc., Franklin
                                      capitalization of less than  $400 million, at the time    Portfolio Associates
                                      of investment.                                            LLC and Barrow,
                                                                                                Hanley, Mewhinney &
                                                                                                Strauss, Inc.,
                                                                                                subadvisers.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  S&P      Long-term capital appreciation. Non-diversified mutual    AEFC
500 Index Fund                        fund that invests primarily in securities of
                                      large-capitalization stocks of U.S. companies that are
                                      expected to provide investment results that correspond
                                      to the performance of the  S&P 500(R) Index.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Short    A high level of current income and safety of principal    AEFC
Duration  U.S. Government Fund        consistent with an investment in U.S. government and
                                      government agency securities. Under normal market
                                      conditions, at least 80% of the Fund's net assets are
                                      invested in securities issued or guaranteed as to
                                      principal and interest by the U.S. government, its
                                      agencies or instrumentalities.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Small    Long-term capital growth. Under normal market             AEFC, adviser;
Cap Advantage Fund                    conditions, at least 80% of the Fund's net assets are     Kenwood Capital
                                      invested in equity securities of companies that are       Management LLC,
                                      often included in the Russell 2000(R) Index and/or have   subadviser
                                      market capitalization of up to $2 billion at the time
                                      the Fund first invests in them.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           Capital appreciation. Under normal market conditions,     AEFC
Strategy Aggressive Fund              at least 65% of the Fund's total assets are invested in
                                      equity securities.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           Long-term capital growth. Under normal market             AEFC, adviser;
Threadneedle Emerging  Markets        conditions, the Fund invests at least 80% of its net      Threadneedle
Fund  (previously AXP(R) Variable     assets in equity securities of emerging market            International
Portfolio - Emerging Markets Fund)    companies.                                                Limited
                                                                                                (Threadneedle), an
                                                                                                indirect
                                                                                                wholly-owned
                                                                                                subsidiary of AEFC,
                                                                                                subadviser.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           Capital appreciation. Invests primarily in equity         AEFC, adviser;
Threadneedle International Fund       securities of foreign issuers that offer strong growth    Threadneedle, an
(previously AXP(R) Variable           potential.                                                indirect
Portfolio - International Fund)                                                                 wholly-owned
                                                                                                subsidiary of AEFC,
                                                                                                subadviser.
------------------------------------- --------------------------------------------------------- ----------------------


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37  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
AIM V.I. Capital Appreciation Fund,   Growth of capital. Invests principally in common stocks   A I M Advisors, Inc.
Series II Shares                      of companies likely to benefit from new or innovative
                                      products, services or processes as well as those with
                                      above-average long-term growth and excellent prospects
                                      for future growth. The Fund may invest up to 25% of its
                                      assets in foreign securities.
------------------------------------- --------------------------------------------------------- ----------------------
AIM V.I. Capital Development Fund,    Long-term growth of capital. Invests primarily in         A I M Advisors, Inc.
Series II Shares                      securities (including common stocks, convertible
                                      securities and bonds) of small- and medium-sized
                                      companies. The Fund may invest up to 25% of its assets
                                      in foreign securities.
------------------------------------- --------------------------------------------------------- ----------------------
AllianceBernstein VP Growth and       Reasonable current income and reasonable appreciation.    Alliance Capital
Income Portfolio (Class B)            Invests primarily in dividend-paying common stocks of     Management L.P.
                                      good quality.
------------------------------------- --------------------------------------------------------- ----------------------
AllianceBernstein VP International    Long-term growth of capital. Invests primarily in a       Alliance Capital
Value Portfolio (Class B)             diversified portfolio of foreign equity securities.       Management L.P.
------------------------------------- --------------------------------------------------------- ----------------------
American Century(R) VP                Long-term capital growth. Invests primarily in stocks     American Century
International, Class II               of growing foreign companies in developed countries.      Investment
                                                                                                Management, Inc.
------------------------------------- --------------------------------------------------------- ----------------------
American Century(R) VP Value, Class   Long-term capital growth, with income as a secondary      American Century
II                                    objective. Invests primarily in stocks of companies       Investment
                                      that management believes to be undervalued at the time    Management, Inc.
                                      of purchase.
------------------------------------- --------------------------------------------------------- ----------------------
Calvert Variable Series, Inc.         Income and capital growth. Invests primarily in stocks,   Calvert Asset
Social Balanced Portfolio             bonds and money market instruments which offer income     Management Company,
                                      and capital growth opportunity and which satisfy the      Inc. (CAMCO),
                                      investment and social criteria.                           investment adviser.
                                                                                                SsgA Funds
                                                                                                Management, Inc. and
                                                                                                Brown Capital
                                                                                                Management are the
                                                                                                investment
                                                                                                subadvisers.
------------------------------------- --------------------------------------------------------- ----------------------
Columbia High Yield Fund, Variable    High level of current income with capital appreciation    Columbia Management
Series, Class B                       as a secondary objective. The Fund normally invests at    Advisors, Inc.,
                                      least 80% of its net assets (plus any borrowings for      adviser.
                                      investment purposes) in high yielding corporate debt
                                      securities, such as bonds, debentures and notes that
                                      are rated below investment grade.
------------------------------------- --------------------------------------------------------- ----------------------

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38  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
Evergreen VA International Equity     Long-term capital growth, with modest income as a         Evergreen Investment
Fund - Class 2                        secondary objective. The Fund seeks to achieve its goal   Management Company,
                                      by investing primarily in equity securities issued by     LLC
                                      established, quality non-U.S. companies located in
                                      countries with developed markets and may purchase
                                      securities across all market capitalizations. The Fund
                                      may also invest in emerging markets.
------------------------------------- --------------------------------------------------------- ----------------------
Fidelity(R) VIP Growth & Income       Seeks high total return through a combination of          Fidelity Management
Portfolio Service Class 2             current income and capital appreciation. Normally         & Research Company
                                      invests a majority of assets in common stocks with a      (FMR), investment
                                      focus on those that pay current dividends and show        manager; FMR U.K.,
                                      potential for capital appreciation. May invest in         FMR Far East,
                                      bonds, including lower-quality debt securities, as well   sub-investment
                                      as stocks that are not currently paying dividends, but    advisers.
                                      offer prospects for future income or capital
                                      appreciation. Invests in domestic and foreign issuers.
                                      The Fund invests in either growth stocks or value
                                      stocks or both.
------------------------------------- --------------------------------------------------------- ----------------------
Fidelity(R) VIP Mid Cap Portfolio     Seeks long-term growth of capital. Normally invests       Fidelity Management
Service Class 2                       primarily in common stocks. Normally invests at least     & Research Company
                                      80% of assets in securities of companies with medium      (FMR), investment
                                      market capitalizations. May invest in companies with      manager; FMR U.K.,
                                      smaller or larger market capitalizations. Invests in      FMR Far East,
                                      domestic and foreign issuers.  The Fund invests in        sub-investment
                                      growth or value common stocks.                            advisers.
------------------------------------- --------------------------------------------------------- ----------------------
Fidelity(R) VIP Overseas Portfolio    Seeks long-term growth of capital. Normally invests       Fidelity Management
Service Class 2                       primarily in common stocks of foreign securities.         & Research Company
                                      Normally invests at least 80% of assets in non-U.S.       (FMR), investment
                                      securities.                                               manager; FMR U.K.,
                                                                                                FMR Far East,
                                                                                                Fidelity
                                                                                                International
                                                                                                Investment Advisors
                                                                                                (FIIA) and FIIA
                                                                                                U.K., sub-investment
                                                                                                advisers.
------------------------------------- --------------------------------------------------------- ----------------------
FTVIPT Franklin  Real Estate Fund -   Seeks capital appreciation, with current income as a      Franklin Advisers,
Class 2                               secondary goal. The Fund normally invests at least 80%    Inc.
                                      of its net assets in investments of companies operating
                                      in the real estate sector. The Fund invests primarily
                                      in real estate investment trusts, with generally medium
                                      to small market capitalizations, and in companies that
                                      derive at least half of their assets or revenues from
                                      the ownership, construction, management, or sale of
                                      residential, commercial or industrial real estate.
------------------------------------- --------------------------------------------------------- ----------------------

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39  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
FTVIPT Franklin Small Cap Value       Seeks long-term total return. The Fund normally invests   Franklin Advisory
Securities Fund - Class 2             at least 80% of its net assets in investments of small    Services, LLC
                                      capitalization companies. For this Fund, small-cap
                                      companies are those with market cap values not
                                      exceeding $2.5 billion, at the time of purchase. The
                                      Fund invests in small companies that the Fund's manager
                                      believes are undervalued.
------------------------------------- --------------------------------------------------------- ----------------------
FTVIPT Mutual Shares  Securities      Seeks capital appreciation, with income as a secondary    Franklin Mutual
Fund - Class 2                        goal. The Fund normally invests mainly in U.S. equity     Advisers, LLC
                                      securities that the Fund's manager believes are
                                      available at market prices less than their value based
                                      on certain recognized or objective criteria, including
                                      undervalued stocks, merger/risk arbitrage securities
                                      and distressed companies.
------------------------------------- --------------------------------------------------------- ----------------------
Goldman Sachs VIT CORE(SM) U.S.       Seeks long-term growth of capital and dividend income.    Goldman Sachs Asset
Equity Fund CORE(SM) is a service     The Fund invests, under normal circumstances, at least    Management, L.P.
mark of Goldman, Sachs & Co.          90% of its total assets (not including securities
                                      lending collateral and any investment of that
                                      collateral) measured at time of purchase in a broadly
                                      diversified portfolio of large-cap and blue chip equity
                                      investments representing all major sectors of the U.S.
                                      The Fund's investments are selected using both a
                                      variety of quantitative techniques and fundamental
                                      research in seeking to maximize the Fund's expected
                                      return, while maintaining risk, style, capitalization
                                      and industry characteristics similar to the S&P 500
                                      Index. The Fund seeks a broad representation in most
                                      major sectors of the U.S. economy and a portfolio
                                      consisting of companies with average long-term earnings
                                      growth expectations and dividend yields.
------------------------------------- --------------------------------------------------------- ----------------------

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40  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
Goldman Sachs VIT Mid Cap  Value      The Goldman Sachs VIT Mid Cap Value Fund seeks            Goldman Sachs Asset
Fund                                  long-term capital appreciation. The Fund invests, under   Management, L.P.
                                      normal circumstances, at least 80% of its net assets
                                      plus any borrowing for investment purposes (measured at
                                      time of purchase) in a diversified portfolio of equity
                                      investments in mid-capitalization issuers within the
                                      range of the market capitalization of companies
                                      constituting the Russell Midcap Value Index at the time
                                      of investments in mid-cap issuers with public stock
                                      market capitalization (based upon shares available for
                                      trading on an unrestricted basis) within the range of
                                      the market capitalization of companies constituting the
                                      Russell Midcap Value Index at the time of investment.
                                      If the market capitalization of a company held by the
                                      Fund moves outside this range, the Fund may, but is not
                                      required to, sell the securities.
------------------------------------- --------------------------------------------------------- ----------------------
INVESCO VIF - Financial Services      Long-term growth of capital. Aggressively managed.        A I M Advisors,
Fund, Series I Shares                 Invests at least 80% of its assets in the equity          Inc., advisor;
                                      securities and equity-related instruments of companies    INVESCO
                                      involved in the financial services sector. These          Institutional
                                      companies include, but are not limited to, banks,         (N.A.), Inc.
                                      insurance companies, investment and miscellaneous         subadvisor.
                                      industries (asset managers, brokerage firms, and
                                      government-sponsored agencies and suppliers to
                                      financial services companies).
------------------------------------- --------------------------------------------------------- ----------------------
INVESCO VIF - Technology Fund,        Long-term growth of capital. The Fund is aggressively     A I M Advisors,
Series I Shares                       managed. Invests at least 80% of its assets in equity     Inc., advisor;
                                      securities and equity-related instruments of companies    INVESCO
                                      engaged in technology-related industries. These           Institutional
                                      include, but are not limited to, various applied          (N.A.), Inc.
                                      technologies, hardware, software, semiconductors,         subadvisor.
                                      telecommunications equipment and services, and
                                      service-related companies in information technology.
                                      Many of these products and services are subject to
                                      rapid obsolescence, which may lower the market value of
                                      securities of the companies in this sector.
------------------------------------- --------------------------------------------------------- ----------------------

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41  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
Lazard Retirement International       Long-term capital appreciation. Invests primarily in      Lazard Asset
Equity Portfolio                      equity securities, principally common stocks, of          Management, LLC
                                      relatively large non-U.S. companies with market
                                      capitalizations in the range of the Morgan Stanley
                                      Capital International (MSCI) Europe, Australia and Far
                                      East (EAFE(R)) Index that the Investment Manager
                                      believes are undervalued based on their earnings, cash
                                      flow or asset values.
------------------------------------- --------------------------------------------------------- ----------------------
MFS(R) Investors Growth Stock         Long-term growth of capital and future income. Invests    MFS Investment
Series - Service Class                at least 80% of its net assets in common stocks and       Management(R)
                                      related securities of companies which MFS(R) believes
                                      offer better than average prospects for long-term
                                      growth.
------------------------------------- --------------------------------------------------------- ----------------------
MFS(R) New Discovery Series -         Capital appreciation. Invests in at least 65% of its      MFS Investment
Service Class                         net assets in equity securities of emerging growth        Management(R)
                                      companies.
------------------------------------- --------------------------------------------------------- ----------------------
MFS(R) Total Return Series -          Above-average income consistent with the prudent          MFS Investment
Service Class                         employment of capital, with growth of capital and         Management(R)
                                      income as a secondary objective. Invests primarily in a
                                      combination of equity and fixed income securities.
------------------------------------- --------------------------------------------------------- ----------------------
MFS(R) Utilities Series -  Service    Capital growth and current income. Invests primarily in   MFS Investment
Class                                 equity and debt securities of domestic and foreign        Management(R)
                                      companies in the utilities industry.
------------------------------------- --------------------------------------------------------- ----------------------
Oppenheimer Global Securities         Long-term capital appreciation. Invests mainly in         OppenheimerFunds,
Fund/VA, Service Shares               common stocks of U.S. and foreign issuers that are        Inc.
                                      "growth-type" companies, cyclical industries and
                                      special situations that are considered to have
                                      appreciation possibilities.
------------------------------------- --------------------------------------------------------- ----------------------
Oppenheimer Main Street Small Cap     Seeks capital appreciation. Invests mainly in common      OppenheimerFunds,
Fund/VA, Service Shares               stocks of small-capitalization U.S. companies that the    Inc.
                                      fund's investment manager believes have favorable
                                      business trends or prospects.
------------------------------------- --------------------------------------------------------- ----------------------
Oppenheimer Strategic Bond Fund/VA,   High level of current income principally derived from     OppenheimerFunds,
Service Shares                        interest on debt securities. Invests mainly in three      Inc.
                                      market sectors: debt securities of foreign governments
                                      and companies, U.S. government securities and
                                      lower-rated high yield securities of U.S. and foreign
                                      companies.
------------------------------------- --------------------------------------------------------- ----------------------

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42  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
Putnam VT Health Sciences  Fund -     Capital appreciation. The fund pursues its goal by        Putnam Investment
Class IB Shares                       investing mainly in growth stocks of companies in the     Management, LLC
                                      health sciences industries. Under normal circumstances,
                                      the fund invests at least 80% of its net assets in
                                      securities of (a) companies that derive at least 50% of
                                      their assets, revenues or profits from the
                                      pharmaceutical, health care services, applied research
                                      and development and medical equipment and supplies
                                      industries, or (b) companies we think have the
                                      potential for growth as a result of their particular
                                      products, technology, patents or other market
                                      advantages in the health sciences industries.
------------------------------------- --------------------------------------------------------- ----------------------
Putnam VT International Equity Fund   Capital appreciation. The fund pursues its goal by        Putnam Investment
- Class IB Shares                     investing mainly in common stocks of companies outside    Management, LLC
                                      the United States that Putnam Management believes have
                                      favorable investment potential. Under normal
                                      circumstances, the fund invests at least 80% of the
                                      fund's net assets in equity investments.
------------------------------------- --------------------------------------------------------- ----------------------
Putnam VT Vista Fund -  Class IB      Capital appreciation. The fund pursues its goal by        Putnam Investment
Shares                                investing mainly in common  stocks of U.S. companies      Management, LLC
                                      with a focus on growth stocks.
------------------------------------- --------------------------------------------------------- ----------------------
Strong Opportunity Fund II -          Seeks capital growth. Invests primarily in common         Strong Capital
Advisor Class                         stocks of medium-capitalization companies that the        Management, Inc.
                                      Fund's managers believe are under priced, yet have
                                      attractive growth prospects.
------------------------------------- --------------------------------------------------------- ----------------------
Van Kampen Life Investment Trust      Seeks capital growth and income through investments in    Van Kampen Asset
Comstock Portfolio  Class II Shares   equity securities, including common stocks, preferred     Management
                                      stocks and securities convertible into common and
                                      preferred stocks.
------------------------------------- --------------------------------------------------------- ----------------------
Wanger International Small Cap        Long-term growth of capital. Invests primarily in         Columbia Wanger
                                      stocks of non-U.S. companies with capitalizations of      Asset Management,
                                      less than $2 billion at time of purchase.                 L.P.
------------------------------------- --------------------------------------------------------- ----------------------
Wanger U.S. Smaller Companies         Long-term growth of capital. Invests primarily in         Columbia Wanger
                                      stocks of small- and  medium-size U.S. companies with     Asset Management,
                                      capitalizations of less than $5 billion at time of        L.P.
                                      purchase.
------------------------------------- --------------------------------------------------------- ----------------------

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43  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Guarantee Period Accounts (GPAs)

The GPAs may not be available for contracts in some states.

You may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing IDS Life annuities, product design, competition and IDS Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. We cannot predict nor can we guarantee what future rates will be.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Minnesota Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.


We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

o    Securities   issued   by  the   U.S.   government   or  its   agencies   or
     instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Debt instruments that are unrated, but which are deemed by IDS Life to have an investment quality within the four highest grades;

o Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

o Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

--------------------------------------------------------------------------------
44 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)


We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.


We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

o  death benefits;

o  amounts surrendered for fees and charges;

o amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis; and

o amounts surrendered from the GPA within 30 days prior to the end of the Guarantee Period.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

                  If your GPA rate is: The MVA is:
                  Less than the new GPA rate + 0.10%                 Negative
                  Equal to the new GPA rate + 0.10%                  Zero
                  Greater than the new GPA rate + 0.10%              Positive

For an example, see Appendix A.

The Fixed Account

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)


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45  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

The Special DCA Account

You also may allocate purchase payments to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times.* We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

* For contracts purchased in Oregon the Special DCA account is available at all times.

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our home office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you apply, you may select among the following:

o  the optional ROPP rider;(1)

o  the optional MAV rider;(1)

o  the optional 5-Year MAV rider;(1)

o  the optional EEB rider;(1)

o  the optional EEP rider;(1)

o GPAs,(3) the fixed account, subaccounts and/or the special DCA account;(4) in which you want to invest;

o  how you want to make purchase payments;

o  a beneficiary; and

o under RAVA Advantage Plus, the length of the surrender charge period (seven or ten years).(2)

(1) You may select any one of the ROPP, MAV, 5-Year MAV, EEB or EEP riders or certain combinations thereof. You may select the MAV and either the EEB or the EEP. You may select the 5-Year MAV and either the EEB or the EEP. You cannot select both the EEB and EEP. You cannot select both the MAV and 5-Year MAV. Riders may not be available in all states. The MAV, EEB, EEP and 5-Year MAV are only available if you are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange. ROPP is only available if you are 76 or older at the rider effective date.

(2) The ten-year surrender charge schedule under RAVA Advantage Plus is not available for contracts issued in Oregon. In Connecticut, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

(3)  GPAs are not available under contracts issued in some states.

(4) The Special DCA account may not be available for new purchase payments at all times.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs, to the fixed account and/or to the Special DCA account (when available) in even 1% increments.There may be certain restrictions on the amount you may allocate to the GPAs and the fixed account. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment to the GPAs, the fixed account, Special DCA account (when available) and/or subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

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46  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o  no earlier than the 60th day after the contract's effective date; and

o no later than your 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities except Roth IRAs, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when you reach age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions by some other IRS approved method, or in the form of partial surrenders from this contract, annuity payouts can start as late as your 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Minimum allowable purchase payments*

If paying by installments under a scheduled payment plan:

   $23.08 biweekly, or

   $50 per month

                                                     RAVA Advantage Plus              RAVA Select Plus
If paying by any other method:
   initial payment for qualified annuities                 $1,000                          $ 2,000
   initial payment for nonqualified annuities               2,000                           10,000
   for any additional payments                                 50                               50

  * RAVA Advantage Plus and RAVA Select Plus Band 3 annuities sold to individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and home office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

Maximum allowable purchase payments** (without home office approval) based on your age on the effective date of the contract:

                                                     RAVA Advantage Plus              RAVA Select Plus
For the first year:
   through age 85                                        $999,999***                      $999,999***
   for ages 86 to 90                                      100,000                          100,000

For each subsequent year:
   through age 85                                         100,000                          100,000
   for ages 86 to 90                                       50,000                           50,000

 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

*** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

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47  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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

For RAVA Advantage Plus, except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. The contract administrative charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*

We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                   RAVA Advantage Plus     RAVA Select Plus
For nonqualified annuities               0.95%                  1.20%
For qualified annuities                  0.75%                  1.00%
For band 3 annuities                     0.55%                  0.75%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the GPAs, the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00* per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

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48  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost. May not be available in all states.

MAV RIDER FEE

We charge a fee for this optional feature only if you select it(2). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 75 or younger at the rider effective date. Not available with 5-Year MAV. May not be available in all states.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(3). If selected, we deduct 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV. May not be available in all states.

EEB RIDER FEE

We charge a fee for this optional feature only if you select it(4). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(4) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

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49  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EEP RIDER FEE

We charge a fee for this optional feature only if you select it(5). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(5) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a transfer or exchange.

RIDER COMBINATION DISCOUNT

A fee discount of 0.05% applies if you purchase 5-Year MAV with either EEB or EEP. A fee discount of 0.10% applies if you purchase MAV with either EEB or EEP.

SURRENDER CHARGE


If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.


Surrender charge under RAVA Advantage Plus:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

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50  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                   Seven-year schedule                                                      Ten-year schedule*
 Number of completed                                                   Number of completed
years from date of each              Surrender charge                years from date of each                   Surrender charge
  purchase payment                      percentage                      purchase payment                          percentage
        0                                   7%                                  0                                     8%
        1                                   7                                   1                                     8
        2                                   7                                   2                                     8
        3                                   6                                   3                                     7
        4                                   5                                   4                                     7
        5                                   4                                   5                                     6
        6                                   2                                   6                                     5
        7+                                  0                                   7                                     4
                                                                                8                                     3
                                                                                9                                     2
                                                                               10+                                    0

* The ten-year surrender charge schedule under RAVA Advantage Plus is not available in Oregon. In Connecticut, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

Surrender charge under RAVA Select Plus (except Texas):

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                             Contract year                                     Surrender charge percentage
                                   1                                                        7%
                                   2                                                        7
                                   3                                                        7
                                   Thereafter                                               0

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51  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Surrender charge under RAVA Select Plus in Texas:

For purposes of calculating any surrender charge under RAVA Select Plus in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                                                              Surrender charge percentage
                                                                   (as a percentage of purchase payments surrendered)
                                                                                    in contract year
                     Payments made in contract year                      1          2           3      Thereafter
                                   1                                     8%         7%          6%          0%
                                   2                                                8           7           0
                                   3                                                            8           0
                                   Thereafter                                                               0

Partial surrenders:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix A.

Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

Waiver of surrender charges

We do not assess surrender charges under any contract for:

o  surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon;

o required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract, currently in force;

o contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

o  amounts we refund to you during the free look period*;

o  death benefits*;


o surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and


o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

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52  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

Valuing Your Investment

We value your accounts as follows:

GPA

We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

o the sum of your purchase payments and purchase payment credits allocated to the GPA;

o plus any amounts transferred to the GPA from the fixed account or subaccounts;

o    plus interest credited;

o minus any amounts transferred from the GPA to the fixed account or any subaccount;

o    minus any amounts deducted for charges or surrenders;

o    plus or minus any applicable MVA; and/or

o minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

FIXED ACCOUNT

We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:


o the sum of your purchase payments and transfer amounts allocated to the fixed account;


o    plus any purchase payment credits allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge;

o    minus any prorated portion of the ROPP rider fee (if selected);

o    minus any prorated portion of the MAV rider fee (if selected);

o    minus any prorated portion of the 5-Year MAV rider fee (if selected);

o    minus any prorated portion of the EEB rider fee (if selected); and

o    minus any prorated portion of the EEP rider fee (if selected).

SPECIAL DCA ACCOUNT

We value the amounts you allocate to the special DCA account directly in dollars. The special DCA account value equals:

o    the sum of your purchase payments allocated to the special DCA account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges);

o    minus amounts transferred out; and

o minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

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53  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;

o  any purchase payment credits allocated to the subaccounts;

o  transfers into or out of the subaccounts;

o  partial surrenders;

o  surrender charges;

and a deduction of:

o  a prorated portion of the contract administrative charge;

o  a prorated portion of the ROPP rider fee (if selected);

o  a prorated portion of the MAV rider fee (if selected);

o  a prorated portion of the 5-Year MAV rider fee (if selected);

o  a prorated portion of the EEB rider fee (if selected); and/or

o  a prorated portion of the EEP rider fee (if selected).

Accumulation unit values will fluctuate due to:

o  changes in funds' net asset value;

o  dividends distributed to the subaccounts;

o  capital gains or losses of funds;

o  fund operating expenses; and/or

o  mortality and expense risk fees.

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54  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENT CREDITS

For RAVA Advantage Plus: we add a credit to your contract in the amount of:

o  1% of each purchase payment received:

    -- if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

    -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

For RAVA Advantage Plus - Band 3: we add a credit to your contract in the amount of:

o  2% of each purchase payment received:

    -- if you elect the seven-year surrender charge schedule for your contract.

o  3% of each purchase payment received

    -- if you elect the ten-year surrender charge schedule for your contract*.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

For RAVA Select Plus: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

For RAVA Select Plus - Band 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; (2) a request for surrender charge waiver due to Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) settlement of the contract under an annuity payout plan.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* The ten-year surrender charge under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract only.

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55  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the fixed account or the Special DCA account. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                                                    Number
                                                            Amount           Accumulation          of units
                                           Month           invested           unit value           purchased
By investing an equal number
of dollars each month ...                   Jan              $100                 $20                 5.00

                                            Feb               100                  18                 5.56

you automatically buy                       Mar               100                  17                 5.88
more units when the
per unit market price is low ...   ---->    Apr               100                  15                 6.67

                                            May               100                  16                 6.25

                                            Jun               100                  18                 5.56

                                            Jul               100                  17                 5.88

and fewer units                             Aug               100                  19                 5.26
when the per unit
market price is high.              ---->    Sept              100                  21                 4.76

                                            Oct               100                  20                 5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

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56 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
   SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

o  You cannot transfer existing contract values into a Special DCA account.

o Each Special DCA arrangement consists of 6 monthly transfers that begin 7 days after we receive your purchase payment.

o We make monthly transfers of your Special DCA account value into the subaccounts you select.

o You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer.

o We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

o We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

o Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available the date we receive payment).

o You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account.

o We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your sales representative.

ASSET REBALANCING

You can ask to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs, fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, GPAs or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the Guarantee Period.

We may suspend or modify transfer privileges at any time.

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57  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

We seek to prevent market timing. Do not invest in the contract if you are a market timer. Market timing is a practice of transferring assets among subaccounts in an effort to take advantage of short-term market movements or price fluctuations. Market timing can impact the performance of the funds and harm contract owners.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or contract owners, such as periodic asset rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer. Accounts under common control, including multiple contracts you may own, may be counted together for these purposes.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o  requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o  not accepting telephone or electronic transfer requests;

o  requiring a minimum time period between each transfer;

o  not accepting transfer requests of an agent acting under power of attorney;

o  limiting the dollar amount that you may transfer at any one time; or

o  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we intend to apply the policy described above to all contract owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the fixed account until the next contract anniversary. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

o You may transfer contract values from the fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the fixed account are not subject to an MVA.

   Currently, transfers out of the fixed account are limited to the greater of:
   a) 30% of the fixed account value at the beginning of the contract year, or
   b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established at contract issue, the 30% limitation does not apply to transfers made from the fixed account to the subaccounts for the duration of this initial arrangement.

o You may transfer contract values from any GPA to the subaccounts, fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o  You may not make a transfer to the Special DCA account.

o Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs.

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58  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or surrender to:

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.

2 By automated transfers and automated partial surrenders

Your sales representative can help you set up automated transfers or partial surrenders among your subaccounts or fixed account.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers to the GPAs, the fixed account or the Special DCA account are not allowed.

o Automated transfers from the fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 By phone

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

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59  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA account. We will not withdraw money for a partial surrender from any GPAs or Special DCA account you may have, unless insufficient amounts are available from your subaccounts and/or fixed account. However, you may request specifically surrender from a GPA or Special DCA account. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 By regular or express mail

o  payable to you;

o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire

o  request that payment be wired to your bank;

o  bank account must be in the same ownership as your contract; and

o  pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

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TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

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Benefits in Case of Death -- Standard Death Benefit

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

o contract value, less any purchase payment credits subject to reversal less pro rata portion of rider fees; or

o  purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less pro rata portion of rider fees.

Adjusted partial surrenders

                                     PS X DB
                                     -------
                                       CV

    PS = the partial surrender including any applicable surrender charge.

    DB = the death benefit on the date of (but prior to) the partial surrender.

    CV = the contract value on the date of (but prior to) the partial surrender.

Example of standard death benefit calculation when you are age 75 or younger on the contract effective date:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

         We calculate the death benefit on March 1, 2004 as follows:

         The total purchase payments minus adjustments for partial surrenders:

         Total purchase payments                                    $20,000

         minus adjusted partial surrenders, calculated as:

         $1,500 x $20,000
         ---------------- =                                         - 1,667
              $18,000                                               -------

         for a death benefit of:                                    $18,333

IF YOU DIE BEFORE YOUR SETTLEMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. The death benefit will never be less than the surrender value adjusted by the MVA formula. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


Nonqualified annuities

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

o If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:

     o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

     o    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

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Qualified annuities

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

o If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:

     o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

     o    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o    payouts begin no later than one year following the year of your death;
          and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Death benefit payment in a lump sum: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. With certain exceptions, we may deposit this lump sum death benefit payment into a Membership Banking Interest-Checking account on your beneficiary's behalf, unless your beneficiary elects otherwise. This checking account is issued by our affiliate, American Express Bank, FSB and is FDIC insured up to $100,000. Your beneficiary will receive a checkbook to provide access to the death benefit payment.

Optional Death Benefits

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o    purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders for the ROPP death benefit

                                     PS X DB
                                     -------
                                       CV

    PS = the partial surrender including any applicable surrender charge.

    DB = the death benefit on the date of (but prior to) the partial surrender.

    CV = the contract value on the date of (but prior to) the partial surrender.


The death benefit will never be less than the surrender value adjusted by the MVA formula.


If this ROPP rider is available in your state and you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the ROPP

o You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.

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If your spouse is the sole beneficiary, he or she may choose to continue the
ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value after you reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o  purchase payments minus adjusted partial surrenders; or


o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.


Terminating the MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.

In general, if your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

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64  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-Year MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If this 5-Year MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value after you reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o  purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.


The death benefit will never be less than the surrender value adjusted by the MVA formula.


Terminating the 5-Year MAV

o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix B.

In general, if your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

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65  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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ENHANCED EARNINGS DEATH BENEFIT (EEB)

The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable,

PLUS

o 40% of your earnings at death if you were under age 70 on the rider effective date; or

o 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

Earnings at death for the EEB and EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

     o the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

     o    minus purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

     o    minus the greater of:

     o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

     o plus any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

     o    the greater of:

     o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

     o plus any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

Terminating the EEB

o You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix B.

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In general, if your spouse is the sole beneficiary, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under annuities purchased through an exchange. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                                 Percentage if you are                           Percentage if you are
Contract year          under age 70 on the rider effective date         70 or older on the rider effective date
One and Two                               0%                                                   0%
Three and Four                           10%                                                3.75%
Five or more                             20%                                                 7.5%

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

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Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS

                 If you are under age 70                            If you are age 70
Contract year    on the rider effective date, add                   or older on the rider effective date, add
     1            Zero                                              Zero
     2            40% x earnings at death (see above)               15% x earnings at death
 3 & 4            40% x (earnings at death + 25% of                 15% x (earnings at death + 25%
                  exchange purchase payment*)                       of exchange purchase payment*)
    5+            40% x (earnings at death + 50% of                 15% x (earnings at death + 50%
                  exchange purchase payment*)                       of exchange purchase payment*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

Terminating the EEP

o You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o  The EEP rider will terminate in the case of an ownership change.

o The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix B.

In general, if your spouse is the sole beneficiary, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

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68  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date, plus or minus any applicable MVA on GPAs and less any applicable premium tax. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;

o  your age and, in most cases, sex;

o  the annuity table in the contract; and

o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

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69  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan*:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and a designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

* For contracts purchased in Oregon, you cannot apply your contract values to an annuity payout plan during your first contract year.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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70  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Surrenders: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Withholding: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or TIN, you can elect not to have any withholding occur. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or TIN, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

Death benefits to beneficiaries: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to a 10% IRS penalty.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o  because of your death;

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o  if it is allocable to an investment before Aug. 14, 1982.

Transfer of ownership: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

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71  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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Collateral assignment: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Surrenders: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Withholding: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o  the payout is a minimum distribution required under the Code;

o  the payout is made on account of an eligible hardship; or

o  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o  because of your death,

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


o if the distribution is made following severance from employment after you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or


o  to pay certain medical or education expenses (IRAs only).

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Purchase payment credits: These are considered earnings and are taxed accordingly when surrendered or paid out.

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72  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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Special considerations if you select one of the death benefit riders (ROPP, MAV,
5-Year MAV, EEB or EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Collateral assignment: You may not collaterally assign or pledge a qualified annuity.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS Life's tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by

o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

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Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;

o  the existing funds become unavailable; or

o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o  add new subaccounts;

o  combine any two or more subaccounts;

o  make additional subaccounts investing in additional funds;

o  transfer assets to and from the subaccounts or the variable account; and

o  eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

About the Service Providers

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.

We are the sole distributor of the contract. We pay time-of-sale commissions of up to 7.75% of purchase payments on the contract as well as service/trail commissions of up to 1.25% based on annual total contract value for as long as the contract remains in effect. These commissions compensate our sales representative and field leadership for selling and servicing the contract and help pay for other distribution expenses. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including, for example, the mortality and expense risk charge and surrender charges. We also receive some of the 12b-1 distribution fees that you may pay in connection with certain funds to help us pay commissions and other distribution expenses.

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74  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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LEGAL PROCEEDINGS

The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

In November 2002, we were named in a purported class action entitled John Haritos, et al. v. American Express Financial Advisors, Inc. et al., No. 02 2255, United States District Court, District of Arizona. The complaint originally named IDS Life as a defendant, but we were dismissed when plaintiffs chose to file an Amended Complaint not naming IDS Life. This action alleges that defendants violated the Investment Advisers Act of 1940, 15 U.S.C., in the sale of financial plans and various products including those of IDS Life Insurance Company. The complaint seeks certification of a nationwide class, restitution, injunctive relief, and punitive damages. Defendants have moved to dismiss the action and that motion is pending.

We and our subsidiaries are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Additional Information About IDS Life

SELECTED FINANCIAL DATA

The following selected financial data for IDS Life and its subsidiaries should be read in conjunction with the consolidated financial statements and notes.


                                      Six months ended
                                June 30, 2004  June 30, 2003
(thousands)                      (unaudited)    (unaudited)      2003          2002(1)        2001(1)        2000            1999

Premiums                         $   172,420   $   171,766   $   349,001   $   334,477    $   314,843     $   287,498    $   255,427
Net investment income                879,817       818,533     1,705,530     1,561,856      1,485,688       1,730,605      1,919,573
Net realized gain (loss)
  on investments                      17,513        23,320         4,100        (4,507)      (649,752)        (16,975)        26,608
Other                                483,366       447,890       920,617       930,495        965,847       1,036,295        885,102
Total revenues                   $ 1,553,116   $ 1,461,509   $ 2,979,248   $ 2,822,321    $ 2,116,626     $ 3,037,423    $ 3,086,710
Income (loss) before income
  taxes and cumulative effect
  of accounting change           $   410,437   $   252,987   $   574,539   $   470,007    $  (188,957)    $   807,264    $   904,317
Income (loss) before
 cumulative effect of
 accounting change                   269,901       206,421       507,594       382,181        (43,735)        585,637        636,453
Cumulative effect of
 accounting change
 (net of income taxes)               (70,568)           --        44,463            --        (21,416)             --             --
Net income (loss)                $   199,333   $   206,421   $   552,057   $   382,181    $   (65,151)    $   585,637    $   636,453
Total assets                     $67,275,212   $62,360,254   $65,942,702   $59,638,635    $57,895,900     $60,450,203    $64,441,538
                                 -----------   -----------   -----------   -----------    -----------     -----------    -----------


(1) Certain prior year amounts have been reclassified to conform to the current year's presentation.

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND
RESULTS OF OPERATIONS


IDS Life follows accounting principles generally accepted in the United States
(GAAP), and the following discussion is presented on a consolidated basis consistent with GAAP.


Results of Operations for the Six Months Ended June 30, 2004 and 2003

Income before accounting change was $269.9 million for the six months ended June 30, 2004, compared to $206.4 million for the six months ended June 30, 2003. The increase primarily reflects increased net investment income, lower interest credited on investment contracts and universal life-type insurance and the first quarter 2004 net $56.4 million decrease in expenses primarily from DAC adjustments in conjunction with SOP 03-1. See the DAC section below for discussion of these adjustments.

Net income for the six months ended June 30, 2004 reflects the $70.6 million ($108.6 million pretax) impact of IDS Life's adoption of SOP 03-1. See "Recently Issued Accounting Standards" section of Note 1 to the Consolidated Financial Statements for discussion regarding the impact of adoption of SOP 03-1.

Revenues

Net investment income increased $61.3 million or 7 percent reflecting slightly higher average levels of invested assets and an $18.1 million pretax benefit in the second quarter of 2004, reflecting lower than expected losses resulting from management's first quarter decision to liquidate a secured loan trust managed by an affiliate, as well as the original first quarter $49 million pretax charge related to the same early liquidation. Additionally, net investment income for the six months ended June 30, 2003 includes $38.7 million of amortization expense of certain low income housing investments. See effective tax rate discussion below.

Mortality and expense risk and other fees increased $26.5 million or 15 percent, reflecting higher average values of separate account assets, and the impact of the change from IDS Life to AEFC as investment manager of the internally managed proprietary funds during the fourth quarter of 2003.

Net realized gain on investments was $17.5 million for the six months ended June 30, 2004 compared to $23.4 million for the six months ended June 30, 2003. For the six months ended June 30, 2004, $26.5 million of investment gains were partially offset by $9.0 million of impairments and losses. Included in these total investment gains and losses are $23.7 million of gross realized gains and $6.4 million of gross realized losses from sales of securities, as well as $0.1 million of other-than-temporary impairment losses on investments, classified as Available-for-Sale.

For the six months ended June 30, 2003, $192.0 million of investment gains were partially offset by $168.6 million of impairments and losses. Included in these total investment gains and losses are $191.0 million of gross realized gains and $54.8 million of gross realized losses from sales of securities, as well as $102.6 million of other-than-temporary investment impairment losses, classified as Available-for-Sale.

Benefits and Expenses

Interest credited on investment contracts and universal life-type insurance decreased $38.8 million or 6 percent, primarily reflecting lower interest crediting rates partially offset by a higher average inforce levels of both investment contracts and life products.

Amortization of DAC decreased $42.0 million or 27 percent reflecting the first quarter 2004 net $56.4 million decrease in expenses primarily from DAC adjustments in conjunction with SOP 03-1. See the Deferred Policy Acquisition Costs section below for discussion of these adjustments.

IDS Life completed a valuation system conversion for its Long-Term Care insurance business during the first quarter of 2004 which resulted in a $6.5 million pretax reduction of estimated Long-Term Care liabilities for future policy benefits and an offsetting estimated increase of $9.6 million in amortization of deferred policy acquisition costs.

The effective tax rate increased to 34 percent in the six months ended June 30, 2004 from 18 percent in the six months ended June 30, 2003, reflecting the December 30, 2003 distribution of substantially all of IDS Life's interests in low income housing investments to AEFC and also due to the reduction in net deferred tax assets in the second quarter of 2004, both of which caused unfavorable tax provision impacts. For 2003 and prior years, IDS Life's federal income taxes were reduced by credits arising from such low income housing investments.


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Deferred Policy Acquisition Costs

The costs of acquiring new business, including for example, direct sales commissions, related sales incentive bonuses and awards, underwriting costs, policy issue costs and other related costs, have been deferred on the sale of insurance and annuity contracts. The Deferred Policy Acquisition Costs (DAC) for universal life and variable universal life insurance and certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method. For traditional life, disability income and long-term care insurance policies, the costs are amortized in proportion to premium revenue.

Amortization of DAC requires the use of certain assumptions including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

During the first quarter of 2004 and in conjunction with the adoption of SOP 03-1, IDS Life extended the time periods over which DAC associated with certain insurance and annuity products are amortized. In adopting SOP 03-1, IDS Life established additional liabilities for insurance benefits that may become payable under variable annuity death benefit guarantees or on single pay universal life contracts. In order to establish the proper relationships between these liabilities and DAC associated with the same contracts, IDS Life changed its estimates of meaningful life for certain contracts so DAC amortization periods are the same as liability funding periods. As a result, IDS Life recognized a $65.7 million valuation benefit reflecting the lengthening of the amortization periods for the same contracts impacted by SOP 03-1. The SOP 03-1 valuation benefit above was partially offset by the pretax $9.6 million DAC reduction* due to the valuation system conversion discussed in the Benefits and Expenses section of Management's Discussion and Analysis of Results of Operations for the six months ended June 30, 2004 and 2003.

DAC balances for various insurance and annuity products sold by IDS Life are set forth below:

                                     June 30, 2004
(Millions)                            (unaudited)          December 31, 2003
Annuities                              $1,877                    $1,734
Life and health insurance               1,702                     1,602
                                        -----                     -----
Total                                  $3,579                    $3,336
                                       ------                    ------

In addition to the DAC balances shown above and in conjunction with IDS Life's adoption of SOP 03-1, IDS Life had $296 million and $279 million of deferred sales inducements costs at June 30, 2004 and December 31, 2003, respectively. Sales inducement costs include bonus interest credits and premium credits added to certain annuity contract values. IDS Life capitalizes these benefit costs to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

* This valuation adjustment was an increase to the $92 million estimated premium deficiency IDS Life recognized in the third quarter of 2003.

Results of Operations for the Six Months Ended June 30, 2003 and 2002

Net income was $206 million for the six months ended June 30, 2003, compared to $200 million in 2002. The increase in net income reflects increases in net investment income and realized gains on investments, partially offset by lower management and other fees and higher overall benefits and expenses.

Premiums and investment contract deposits increased to $4.6 billion for the six months ended June 30, 2003 compared to $3.5 billion for the six months ended June 30, 2002. This growth is due to relatively strong cash sales of both fixed annuities and fixed account portions of the Company's variable annuities.


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Policyholder and contractholder charges increased $9 million or 4% for the six months ended June 30, 2003 compared to the six months ended June 30, 2002. This increase reflects increased cost of insurance charges due primarily to higher amounts of insurance in force, as well as an increase in surrender charges.

Management and other fees decreased to $182 million for the six months ended June 30, 2003 compared with $220 million for the six months ended June 30, 2002. This was primarily due to a decrease in average value of separate account assets. While equity markets rose in the second quarter of 2003, average asset values remained below 2002 levels. The Company provides investment management services for many of the mutual funds, which are used as investment options for variable annuities and variable life insurance. The Company also receives a mortality and expense risk fee from the separate accounts based on asset levels.

Net investment income increased to $819 million for the six months ended June 30, 2003 compared to $782 million for the six months ended June 30, 2002. This increase was primarily due to higher invested asset amounts in 2003, partially offset by lower investment yields.

Net realized gain (loss) on investments was $23 million for the six months ended June 30, 2003 compared to ($45 million) for the six months ended June 30, 2002. For the six months ended June 30, 2003, $192 million of total investment gains, were partially offset by ($169 million) of impairments and losses. Included in these total investment gains and losses are $191 million of gross realized gains and ($55 million) of gross realized losses from sales of securities, as well as ($103 million) of other-than-temporary investment impairment losses, classified as Available-for-Sale.

For the six months ended June 30, 2002, $83 million of investment gains, were partially offset by ($128 million) of impairments and losses. Included in these total investment gains and losses are $83 million of gross realized gains, ($28 million) of gross realized losses from sales of securities, as well as ($87 million) of other-than-temporary investment impairment losses, classified as Available-for-Sale. The 2002 net realized loss on investments reflects losses on WorldCom debt holdings.

Total benefits and expenses were $1.2 billion for the six months ended June 30, 2003, an increase of 7 percent from the same period in 2002. This increase reflects higher interest credited expenses on universal life-type insurance and investment contracts, which increased 10 percent to $610 million. This was primarily due to increased interest credited to annuity products due to higher accumulation values in force, partially offset by lower crediting rates. Total death and other benefits increased $13 million. The 2002 benefits and expenses include a $7 million release of reserves related to the September 11, 2001 terrorist attacks.

Amortization of deferred policy acquisition costs (DAC) decreased to $149 million for the six months ended June 30, 2003 compared to $168 million for the six months ended June 30, 2002. The decrease in DAC amortization reflects the impact of significantly better equity market performance in 2003 than in 2002. Faster-than-assumed growth in customer asset values associated with the Company's variable annuity and insurance products resulted in a deceleration of DAC amortization in 2003, whereas declines in variable annuity and insurance customer asset values resulted in an acceleration of DAC amortization in 2002.

Other insurance and operating expenses increased 15 percent, primarily due to the impact of fewer capitalized costs, which is the result of a comprehensive review of the DAC-related practices completed during the third quarter of 2002.

Results of Operations for the Years Ended December 31, 2003 and 2002


IDS Life's 2003 income before accounting change rose 33 percent to $507.6 million. IDS Life's net income increased 44 percent to $552.1 million in 2003, up from $382.2 million in 2002. Among other things described below, IDS Life's 2003 results reflect a $41.3 million reduction in tax expense due to adjustments related to the finalization of the 2002 tax return filed during the third quarter of 2003 and the publication of favorable technical guidance related to the taxation of dividend income.

Results for 2003 also reflect the impact of IDS Life's adoption of Financial Accounting Standard Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," revised December 2003 (FIN 46), which addresses the consolidation of variable interest entities (VIEs). The impact of the FIN 46 adoption is discussed in more detail below.

Revenues

Total revenues increased 6 percent in 2003 primarily due to higher net investment income and disability income premium revenues, together with net realized gains on investments versus net realized losses in 2002, partially offset by lower management and other fee revenues.

Net investment income increased 9 percent in 2003 as higher levels of invested assets and the effect of appreciation in the S&P 500 on the value of options hedging equity indexed annuities this year versus depreciation last year, which was offset in interest credited expenses. The positive effects of the foregoing were partially offset by a lower average yield on IDS Life's invested assets. Total premium revenue increased $14.5 million reflecting a higher number of disability income and traditional life insurance policies.

Net realized gain (loss) on investments was $4.1 million in 2003 compared to ($4.5 million) in 2002. In 2003, $257.1 million of investment gains, were partially offset by $253.0 million of impairments and losses. Included in these total investment gains and losses were $255.3 million of gross realized gains and $135.5 million of gross realized losses from the sales of securities, as well as $102.6 million of other-than-temporary investment impairment losses, classified as Available-for-Sale. In 2002, $300.4 million of investment gains were more than offset by $304.9 million of impairments and losses. Included in these total investment gains and

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losses were $297.6 million of gross realized gains and $137.4 million of gross realized losses from the sales of securities, as well as $144.1 million of other-than-temporary investment impairment losses (including $45 million related to directly-held WorldCom debt holdings), classified as Available-for-Sale.

Management and other fee revenues decreased $14.3 million, or 4 percent, as a result of lower average market values of separate account assets throughout the full year of 2003 compared to 2002. While equity markets increased in the second half of 2003, average market values of separate account assets for the full year of 2003 remained below 2002 levels. For 2003 and 2002, IDS Life provided mutual fund management services for many of the mutual funds available as investment options within IDS Life's variable annuity and variable life insurance products. IDS Life also receives mortality and expense risk fees from the separate accounts based on asset levels.

Expenses

Total death and other benefit expenses increased $3.4 million, or 1 percent, reflecting increased claims on long-term care and universal-life type policies, partially offset by lower costs related to guaranteed minimum death benefits
(GMDB). The 2003 increase also reflects the 2002 benefit of $7 million ($4 million after-tax), which resulted from a reversal of a portion of the 2001 September 11th related reserves as a result of lower than previously anticipated insured loss claims.

Disability and long-term care insurance liability for future policy benefit expenses increased $7.9 million, or 6 percent, reflecting increases in underlying policies in force.

Interest credited on investment contracts and universal-life type insurance increased $67.3 million, or 6 percent, due to higher average in force levels of both annuities and insurance products and the effect of appreciation in the S&P 500 on equity indexed annuities in 2003 versus depreciation in 2002, partially offset by the benefit of lower interest crediting rates on both fixed annuity and fixed life insurance contract values reflecting the relatively lower interest rate environment during 2003.

Amortization expense of deferred policy acquisition costs (DAC) decreased $47.5 million, or 14 percent, reflecting a net $18.0 million increase in DAC amortization expense in the third quarter of 2002, and a net $1.8 million decrease in DAC amortization expense in the third quarter of 2003, both as a result of IDS Life's annual third quarter review of various DAC assumptions and practices. Additionally, DAC amortization expense in 2003 was favorably impacted by recently improved equity market performance during 2003 as compared with 2002. Faster-than-assumed growth in customer asset values associated with IDS Life's variable annuity and insurance products resulted in a decrease in DAC amortization expense during 2003, whereas declines in variable annuity and insurance customer asset values resulted in an increase in DAC amortization expense during 2002. See the DAC section below for further discussion of DAC and related adjustments.

Other insurance and operating expenses increased $26.4 million, or 6 percent, due to the unfavorable impact of fewer capitalized costs due to the ongoing impact of the third quarter 2002 comprehensive review of DAC-related practices. The change in investment manager of the proprietary mutual funds underlying IDS Life's separate account products, more fully described above, has the effect of reducing operating expenses as the agreement to compensate AEFC for investment sub-advisory services was terminated at the same time the investment manager change was put into effect.

IDS Life's 2003 income tax provision reflects a $41.3 million reduction in tax expense resulting from adjustments related to the finalization of the 2002 tax return filed during the third quarter of 2003 and publication of favorable technical guidance related to the taxation of dividend income. Partially offsetting this reduction in tax expenses was the after-tax impact of realized losses from sales of mortgage-backed securities as IDS Life made adjustments to the level of such investments during the third quarter of 2003, such that mortgage-backed securities were 32 percent of IDS Life's overall investment portfolio at December 31, 2003 compared to 43 percent at December 31, 2002.

As described more fully in the "Liquidity and Capital Resources" section below, the consolidation of FIN 46-related entities resulted in a cumulative effect of accounting change that increased net income through a non-cash gain of $44.5 million ($68.4 million pretax) related to the consolidation of three secured loan trusts (SLTs).

Results of Operations for the Years Ended December 31, 2002 and 2001

Net income was $382.2 million in 2002, compared to a net loss of ($65.2 million) in 2001. Income before income tax provision was $470.0 million in 2002, compared with a loss before income tax benefit and cumulative effect of accounting change of ($189.0 million) in 2001. This favorable change from 2001 to 2002 was primarily a result of the 2001 writedown and sale of high-yield securities that reduced risk within the investment portfolio, as explained below.

Revenues

Total revenues increased by 33 percent to $2.8 billion in 2002, compared with $2.1 billion in 2001. The increase was primarily due to higher net investment income and lower levels of realized losses, primarily reflecting the impact of the 2001 high-yield securities' realized losses. In addition, invested assets were higher in 2002. Insurance premiums and policyholder and contractholder charges also increased. Partially offsetting were declines in management and other fees, as separate account assets dropped 20 percent from 2001 levels.

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Net investment income, the largest component of revenues, increased by $76.2 million from 2001. This increase primarily reflects the effect of credit related yield adjustments on fixed maturity investments in 2001 and higher invested asset levels in 2002, which were somewhat offset by lower portfolio yields in 2002, driven by investment portfolio repositioning as described below. Investment income also benefited from the effect of less depreciation in the S&P 500 in 2002 on the value of options hedging outstanding equity indexed annuities, which is offset in the related provisions for losses and benefits.

Contractholder and policyholder charges increased 7 percent to $525.7 million in 2002, compared with $492.4 million in 2001. This increase relates to the 10 percent growth in total life insurance inforce, which grew to $119 billion at December 31, 2002.

Management and other fees decreased 14 percent to $404.8 million in 2002, compared with $473.4 million in 2001. This decrease was primarily due to lower levels of average separate account assets, resulting primarily from market depreciation of equity securities as weak equity markets continued throughout 2002. For 2002 and 2001, IDS Life provided investment management services for many of the mutual funds that are available as investment options for variable annuities and variable life insurance.

Net realized losses on investments were ($4.5 million) in 2002, compared to net realized losses of ($649.8 million) in 2001. The 2002 net realized losses on investments reflect ($146 million) from impairments recognized on Available-for-Sale securities (including $45 million related to directly-held WorldCom debt holdings). The net realized loss for 2001 was comprised of a ($143 million) pretax net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a ($227 million) writedown in the second quarter to recognize the impact of higher default rate assumptions on certain structured investments; a ($262 million) writedown of lower-rated securities (most of which were sold during
2001) in the second quarter of 2001 primarily in connection with IDS Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and ($18 million) of other net losses primarily related to the sale and write-down of other investments.

Expenses

Total benefits and expenses were $2.4 billion in 2002 and $2.3 billion in 2001. The largest component of expenses, interest credited to policyholder accounts for universal life-type insurance and investment contracts, increased 1 percent to $1.2 billion, reflecting the growth in fixed annuities in force and the effect of less depreciation in the S&P 500 on equity indexed annuities, partially offset by lower interest crediting rates from the lower interest rate environment. The $39.9 million increase in total death and other benefits reflects higher insurance claims and a significant increase in guaranteed minimum death benefits on variable annuity contracts with $37.4 million expensed in 2002 versus $16.2 million in 2001. 2001's results also include an $11 million charge for anticipated insured loss claims from the September 11th terrorist attacks while 2002 results include a $7 million reversal of a portion of these reserves as a result of lower than anticipated insured loss claims. Amortization of DAC decreased to $335.7 million in 2002, compared to $376.0 million in 2001. The decrease in 2002's amortization was primarily from the $67 million amortization increase in the first quarter of 2001 of DAC for variable annuity and insurance products as a result of the significant decline in equity-based separate account values and the associated fee revenues. In addition, during the third quarter of 2002 IDS Life completed a comprehensive review of its DAC related practices that resulted in a net increase in DAC amortization, as described below.

Other insurance and operating expenses increased to $426.5 million in 2002, compared to $397.2 million in 2001. This increase was primarily due to lower levels of expenses deferred in 2002 as described below and from business growth and technology costs related to growth initiatives.

Deferred policy acquisition costs

For IDS Life's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made. As a result of these reviews, IDS Life took actions in both 2003 and 2002 that impacted DAC balance and expenses.

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In the third quarter of 2003, based on its detailed review, IDS Life took certain actions that resulted in a net $1.8 million DAC amortization expense reduction reflecting:

o A $106 million DAC amortization reduction resulting from extending 10-15 year amortization periods for certain Flex Annuity contracts to 20 years.

o A $92 million DAC amortization increase resulting from the recognition of a premium deficiency on IDS Life's Long-Term Care (LTC) business.

o A $12 million net DAC amortization increase across IDS Life's universal life, variable universal life and fixed and variable annuity products.

In the third quarter of 2002, IDS Life completed a comprehensive review of its DAC-related practices and took actions that resulted in a net $44 million increase in expenses reflecting:

o A $173 million DAC amortization increase resulting from resetting the customer asset value growth rate assumptions for variable annuity and variable life products to anticipate near-term and long-term growth at an annual rate of 7%.

o A $155 million DAC amortization reduction from revising certain mortality and persistency assumptions for universal and variable universal life insurance products and fixed and variable annuity products to better reflect actual experience and future expectations.

o A $26 million operating expense increase from the revision of the types and amounts of costs deferred, in part to reflect the impact of advisor platform changes and the effects of related reengineering. This revision, which resulted in an increase in ongoing expenses, continued to impact 2003 results.

DAC balances for various insurance and annuity products sold by IDS Life are set forth below:

December 31, (Millions)                  2003                      2002
Life and health insurance             $ 1,602                   $ 1,654
Annuities                               2,013                     1,655
                                        -----                     -----
Total                                 $ 3,615                   $ 3,309
                                      -------                   -------

Certain Critical Accounting Policies

IDS Life's significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to reserves for investment securities valuation, deferred acquisition costs and liabilities for future policy benefits.

Investment securities valuation

Generally, investment securities are carried at fair value on the balance sheet with unrealized gains and losses recorded in other comprehensive income (loss) within equity, net of income tax provisions (benefits). At December 31, 2003, IDS Life had net unrealized pretax gains on Available-for-Sale securities of $697.8 million. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Fair value is generally based on quoted market prices. As of December 31, 2003, there were $146.3 million in gross unrealized losses that related to $8.2 billion of securities (excluding structured investments), of which only $3.4 million has been in a continuous unrealized loss position for 12 months or more. IDS Life does not believe that the unrealized loss on any individual security at December 31, 2003 represents an other-than-temporary impairment, and IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost.

IDS Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change. The carrying value will vary if the actual cash flows differ from projected due to actual defaults or an increase in the near-term default rate. As an example, an increase in the near-term default rate by 100 basis points, in and of itself, would reduce the cash flow projections by approximately $12 million based on underlying investments as of December 31, 2003.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance products. For annuity and life and health insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of the interest margins associated with the products.

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For annuity and life and health insurance products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate premiums, estimated gross profits or interest margins after that date to amortize the remaining balances. These projections are inherently uncertain because they require management to make assumptions about financial markets and policyholder behavior over periods extending well into the future. Projection periods used for IDS Life's annuity business are typically 10 to 25 years, while projection periods for IDS Life's life and health insurance products are often 50 years or longer. Management regularly monitors financial market conditions and compares actual policyholder behavior experience to its assumptions. For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life and health insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable.

For annuity and life and health insurance products, key assumptions underlying these long-term projections include interest rates, equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates drive projected interest margins, while assumptions about equity market performance drive projected customer asset value growth rates and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance business during the DAC amortization period.

The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. IDS Life uses a mean reversion method as a guideline in setting near-term customer asset value growth rates based on a long-term view of financial market performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, IDS Life will reassess the near-term rate in order to continue to project its best estimate of long-term growth. Management is currently assuming a 7 percent long-term customer asset value growth rate. If IDS Life increased or decreased its assumption related to this growth rate by 100 basis points, the impact on the DAC balance would be an increase or decrease of approximately $40 million.

Management monitors other principal DAC assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions discussed above. Therefore, an assessment of sensitivity associated with changes in any single assumption would not necessarily be an indicator of future results.

Liabilities for Future Policy Benefits

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claim liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates, ranging from 4.6% to 9.5%, depending on year of issue, with an average rate of approximately 6.3%.

Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life's experience. Anticipated policy persistency rates vary by policy form, issue age and policy

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duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated interest rates for long-term care policy reserves are currently 5.9% grading up to 8.9% over 30 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%, with an average rate of approximately 5.7%. IDS Life issues only non-participating life insurance contracts and does not issue short duration life insurance liabilities.

Impact of Recent Market-Volatility on Results of Operations

Various aspects of IDS Life's business are impacted by equity market levels and other market-based events. Several areas in particular, as of December 31, 2003, involve DAC, management and other fee revenues, structured investments and GMDBs. The direction and magnitude of the changes in equity markets can increase or decrease DAC amortization expense levels and management and other fee revenues and correspondingly affect results of operations in any particular period. Similarly, the value of IDS Life's structured investment portfolio and derivatives resulting from the consolidation of certain secured loan trusts are impacted by various market factors. Persistency of, or increases in, bond and loan default rates, among other factors, could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. See discussion of structured investments and consolidated derivatives below.

The majority of the variable annuity contracts offered by IDS Life contain GMDB provisions. The standard GMDB provision in the "flagship" variable annuity product offered by IDS Life Insurance Company and IDS Life of New York throughout 2003, American Express Retirement Advisor Advantage(R) Variable Annuity, provides that if the contract owner and annuitant are age 80 or younger on the date of death, the beneficiary will receive the greatest of (i) the contract value on the date of death, (ii) purchase payments minus adjusted partial surrenders, or (iii) the contract value as of the most recent sixth contract anniversary, plus purchase payment and minus adjusted partial surrenders since that anniversary.

To the extent that the GMDB is higher than the current account value at the time of death, IDS Life incurs a benefit cost. For the results through December 31, 2003, GAAP did not prescribe advance recognition of the projected future net costs associated with these guarantees, and accordingly, IDS Life did not record a liability corresponding to these future obligations for death benefits in excess of annuity account value. The amount paid in excess of contract value was expensed when payable. Amounts expensed for the years ended December 31, 2003 and 2002 were $31.5 million and $37.4 million, respectively. IDS Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, IDS Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1) with an effective date of January 1, 2004. SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where additional liabilities are established, the recognition of this liability may also impact the valuation and amortization of DAC associated with those insurance or annuity contracts. SOP 03-1 also provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements.

Detailed interpretations of SOP 03-1 and related implementation guidance continue to emerge and, accordingly, IDS Life continues to evaluate its impact. Current estimates of applying SOP 03-1, partially offset by related impacts to DAC balances, would reduce first quarter 2004 net income by approximately $30 million.

IDS Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. These guarantees range from 1.5% to 5%. To the extent the yield on IDS Life's invested asset portfolio declines below its target spread plus the minimum guarantee, IDS Life's profitability would be negatively affected.

For long-term profitability, it is crucial to ensure adequate pricing to cover risks, and to accumulate adequate reserves. Reserves are a measure of the assets IDS Life estimates are needed to adequately provide for future benefits and expenses. Such reserves are discussed in more detail in the "Certain Critical Accounting Policies" section below.

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Liquidity and Capital Resources

The liquidity requirements of IDS Life are generally met by funds provided by premiums, investment income, proceeds from sales of investments as well as maturities, periodic repayments of investment principal and capital contributions from AEFC. The primary uses of funds are policy benefits, commissions and operating expenses, policy loans, dividends and investment purchases. IDS Life routinely reviews its sources and uses of funds in order to meet its ongoing obligations.

IDS Life has available lines of credit with AEFC aggregating $200 million ($100 million committed and $100 million uncommitted). There were no line of credit borrowings outstanding with AEFC at December 31, 2003. At December 31, 2003, IDS Life had outstanding reverse repurchase agreements totaling $67.5 million. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

IDS Life's total assets and liabilities increased in 2003 primarily due to higher investments, client contract reserves and separate account assets and liabilities, which increased mainly as a result of market appreciation. Investments primarily include corporate bonds and obligations and mortgage and other asset-backed securities. IDS Life's corporate bonds and obligations securities comprise a diverse portfolio with the largest concentrations, accounting for approximately 65 percent of the portfolio, in the following industries: banking and finance, utilities, and communications and media. Investments also include $4.6 billion and $4.8 billion of mortgage loans on real estate, policy loans and other investments at December 31, 2003 and 2002, respectively. Investments are principally funded by sales of annuities and insurance and by reinvested income.

At December 31, 2003 and based on amortized costs, approximately 9 percent of IDS Life's investments in Available-for-Sale fixed maturity securities were below investment grade. These investments may be subject to a higher degree of risk than investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. IDS Life has identified certain Available-for-Sale fixed maturity securities for which a decline in fair value has been determined to be other-than-temporary, and has written them down to fair value with a charge to net income.

Assets consolidated as a result of the December 31, 2003 adoption of FIN 46 were $907 million. The newly consolidated assets consisted of $834 million of cash and $73 million of derivatives, essentially all of which are restricted. The effect of consolidating these assets on IDS Life's balance sheet was offset by IDS Life's previously recorded carrying values of its investment in the three secured loan trusts ("SLTs"), which totaled $673 million and $166 million of newly consolidated liabilities.

The consolidation of FIN 46-related entities resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax) related to the consolidation of the three SLTs.

The initial gain related to the application of FIN 46 for the three SLTs had no cash flow effect on IDS Life. To the extent losses are incurred on the three SLTs, charges could be incurred that may or may not be reversed. Taken together over the lives of the structures through their maturity, IDS Life's maximum cumulative exposure to pretax loss as a result of its investment in these entities is represented by the carrying value prior to adoption of FIN 46, which was $673 million for the three SLTs, as well as the $68.4 million pretax non-cash gain recorded upon consolidation of the three SLTs.

During 2003, IDS Life continued to hold investments in CDOs, some of which are also managed by an affiliate, and were not consolidated pursuant to the adoption of FIN 46 as IDS Life was not considered a primary beneficiary. IDS Life invested in CDOs as part of its investment strategy in order to offer a competitive rate to contractholders' accounts. IDS Life's exposure as an investor is limited solely to its aggregate investment in the CDOs, and it has no obligations or commitments, contingent or otherwise, that could require any further funding of such investments. As of December 31, 2003, the carrying values of the CDO residual tranches, managed by an affiliate, were $5 million. IDS Life also has an interest in a CDO securitization described below, as well as an additional $24 million in rated CDO tranches managed by a third party. CDOs are illiquid investments. As an investor in the residual tranche of CDOs, IDS Life's return correlates to the performance of portfolios of high-yield bonds and/or bank loans.

The carrying value of the CDOs, as well as derivatives recorded on the balance sheet as a result of consolidating the three SLTs, and IDS Life's projected return are based on discounted cash flow projections that require a significant degree of management judgment as to assumptions primarily related to default and recovery rates of the high-yield bonds and/or bank loans either held directly by the CDO or in the reference portfolio of the SLT and, as such, are subject to change. Although the exposure associated with IDS Life's investment in CDOs is limited to the carrying value of such investments, they have significant volatility associated with them because the amount of the initial value of the loans and/or other debt obligations in the related portfolios is significantly greater than IDS Life's exposure. In addition, the derivatives recorded as a result of consolidating certain SLTs under FIN 46 are valued based on the expected performance of a reference portfolio of high-yield loans. As previously mentioned, the exposure to loss related to these derivatives is represented by the $673 million carrying value of the SLTs prior to adoption of FIN 46 and the $68.4 million pretax non-cash gain recorded upon consolidation. Deterioration in the value of the high-yield bonds or bank loans would likely result in deterioration of IDS Life's investment return with respect to the relevant CDO or consolidated derivative, as the case may be. In the event of significant deterioration of a portfolio, the relevant CDO or SLT structure containing the consolidated derivative may be subject to early liquidation, which could result in further deterioration of the investment return or, in severe cases, loss of the CDO or consolidated derivative carrying amount. See Note 1 to the Consolidated Financial Statements.

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During 2001, IDS Life placed a majority of its rated CDO securities and related accrued interest, as well as a relatively minor amount of other liquid securities (collectively referred to as transferred assets), having an aggregate book value of $675.3 million, into a securitization trust. In return, IDS Life received $89.5 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $585.8 million. As of December 31, 2003, the retained interests had a carrying value of $518.0 million, of which $381.7 million is considered investment grade. IDS Life has no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

IDS Life holds reserves for current and future obligations related to fixed annuities and life and health insurance. Reserves for fixed annuities and universal life contracts are equal to the underlying contract accumulation values. Reserves for other life and health insurance products are based on various assumptions, including mortality rates, morbidity rates and policy persistency.

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders. These assets are generally carried at market value, and separate account liabilities are equal to separate account assets. IDS Life earns fees from the related accounts.

The National Association of Insurance Commissioners (NAIC) has prescribed Risk-Based Capital (RBC) requirements for insurance companies. The RBC requirements are to be used as minimum capital and surplus requirements by the NAIC and state insurance regulators to identify companies that merit further regulatory attention. At December 31, 2003, each of IDS Life's insurance companies had adjusted capital and surplus in excess of amounts requiring such attention.

State insurance statutes also contain limitations as to the amount of dividends and distributions that insurers may make without providing prior notification to state regulators. For IDS Life, any dividends or distributions in 2004, whose amount, together with that of other distributions made within the preceding 12 months, exceeds IDS Life's 2003 statutory net gain from operations, would require notification to the Minnesota Commissioner of Commerce who would have the option to disapprove the proposed distribution based on consideration of general solvency as well as RBC results.

Contingent Liquidity Planning

AEFC has developed a contingent funding plan that enables IDS Life to meet daily customer obligations during periods in which its customers do not roll over maturing certificate contracts and elect to withdraw funds from their annuity and insurance contracts. This plan is designed to ensure that IDS Life could meet these customer withdrawals by selling or obtaining financing, through repurchase agreements, of portions of its investment securities portfolio.

Risk Management

At IDS Life, interest rate exposures arise primarily within the fixed account portion of its annuity and insurance products. Rates credited to customers' accounts generally reset at shorter intervals than the yield on underlying investments. Therefore, IDS Life's interest spread margins are affected by changes in the general level of interest rates. The extent to which the level of interest rates affects spread margins is managed primarily by a combination of modifying the maturity structure of the investment portfolio and entering into swaps or other derivative instruments that effectively lengthen the interest crediting rate reset interval on customer liabilities. Additionally, IDS Life has entered into interest rate swaptions with notional amounts totaling $1.2 billion to hedge the impact of increasing interest rates.

The negative effect on IDS Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models, to the book of business at December 31, 2003 and 2002 would be approximately $19.6 million and $10.7 million for 2003 and 2002, respectively.

IDS Life has two primary exposures to the general level of equity markets. One exposure is that IDS Life earns fees from variable annuity and variable life insurance products. The amount of such fees is generally based on the value of the portfolios, and thus is subject to fluctuation with the general level of equity market values. To reduce the sensitivity of IDS Life's fee revenues to the general performance of equity markets, IDS Life has from time to time entered into various combinations of financial instruments that mitigate the negative effect on fees that would result from a decline in the equity markets. The second exposure is that IDS Life writes and purchases index options to manage the margin related to certain annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the annuity product's term. At December 31, 2003, equity-based derivatives with a net notional amount of $257.6 million were outstanding to hedge the margin related to certain annuity products that pay interest based upon the relative change in a major stock market index.

The negative effect on IDS Life's pretax earnings of a 10 percent decline in equity markets would be approximately $39.3 million and $23.0 million based on annuity and insurance business inforce and equity index options as of December 31, 2003 and 2002, respectively.

IDS Life's owned investment securities are primarily invested in long-term and intermediate-term fixed maturity securities to provide clients with a competitive rate of return on their investments while controlling risk. Investment in fixed maturity securities is designed to provide IDS Life with a targeted margin between the yield earned on investments and the interest rate credited to clients' accounts. IDS Life does not trade in securities to generate short-term profits for its own account.

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AEFC's Balance Sheet Management Committee along with American Express Company's
Enterprisewide Risk Management Committee regularly review models projecting various interest rate scenarios and risk/return measures and their effect on the profitability of IDS Life. The committees' objectives are to structure their investment security portfolios based upon the type and behavior of the products in the liability portfolios to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations. Part of the committees' strategies include the use of derivatives, such as equity market-related derivatives and interest rate caps, swaps and floors, for risk management purposes.

Forward-Looking Statements

Certain statements in Item 7. of this Form 10-K Annual Report contain forward-looking statements that are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. IDS Life undertakes no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from IDS Life's forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in IDS Life's investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and the value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect IDS Life against losses; negative changes in IDS Life Insurance Company's and its four life insurance company subsidiaries' credit ratings; increasing competition in all IDS Life's major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving SLTs that IDS Life invests in which could affect both IDS Life's balance sheet and results of operations; and outcomes of litigation.

Additional Information

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2003 previously filed by IDS Life (including its subsidiaries) with the SEC under the 1934 Act is incorporated by reference into this prospectus.

IDS Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact IDS Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on IDS Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling IDS Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.

Experts


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2003 and 2002, and for each of the three years in the period ended Dec. 31, 2003, as set forth in their report. We've included our consolidated financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.


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IDS Life Insurance Company
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Financial Statements

Consolidated Balance Sheets
(thousands, except share data)
                                                                                                  June 30,    December 31,
                                                                                                    2004          2003
                                                                                                 (Unaudited)
Assets
Investments:
   Available-for-Sale:
     Fixed maturities, at fair value (amortized cost: 2004, $26,794,583; 2003, $26,596,709)      $26,855,813   $27,293,565
     Preferred and common stocks, at fair value (cost: 2004, $30,019; 2003, $30,019)                  29,343        31,046
   Mortgage loans on real estate, at cost (less reserves: 2004, $47,197; 2003, $47,197)            3,081,972     3,180,020
   Policy loans                                                                                      578,026       578,000
   Other investments                                                                                 790,472       801,871
                                                                                                     -------       -------
         Total investments                                                                        31,335,626    31,884,502
Cash and cash equivalents                                                                            236,204       400,294
Restricted cash                                                                                      823,519       834,448
Amounts recoverable from reinsurers                                                                  808,623       754,514
Amounts due from brokers                                                                               3,452         1,792
Other accounts receivable                                                                             72,570        68,422
Accrued investment income                                                                            345,846       355,374
Deferred policy acquisition costs                                                                  3,578,046     3,336,208
Deferred income taxes, net                                                                            32,775            --
Deferred sales inducement costs                                                                      295,956       278,971
Other assets                                                                                         317,909       253,858
Separate account assets                                                                           29,424,686    27,774,319
                                                                                                  ----------    ----------
   Total assets                                                                                  $67,275,212   $65,942,702
                                                                                                 ===========   ===========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
     Fixed annuities                                                                             $26,569,522   $26,376,944
     Variable annuity guarantees                                                                      31,198            --
     Universal life insurance                                                                      3,662,945     3,569,882
     Traditional life insurance                                                                      261,304       254,641
     Disability income and long-term care insurance                                                1,818,231     1,724,204
   Policy claims and other policyholders' funds                                                       82,000        67,911
   Amounts due to brokers                                                                            194,332       228,707
   Deferred income taxes, net                                                                             --       139,814
   Other liabilities                                                                                 444,457       408,444
   Separate account liabilities                                                                   29,424,686    27,774,319
                                                                                                  ----------    ----------
         Total liabilities                                                                        62,488,675    60,544,866
                                                                                                  ----------    ----------
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding           3,000         3,000
   Additional paid-in capital                                                                      1,370,388     1,370,388
   Retained earnings                                                                               3,394,170     3,624,837
   Accumulated other comprehensive income, net of tax:
     Net unrealized securities gains                                                                  37,051       405,456
     Net unrealized derivative losses                                                                (18,072)       (5,845)
                                                                                                     -------        ------
         Total accumulated other comprehensive income                                                 18,979       399,611
                                                                                                      ------       -------
     Total stockholder's equity                                                                    4,786,537     5,397,836
                                                                                                   ---------     ---------
   Total liabilities and stockholder's equity                                                    $67,275,212   $65,942,702
                                                                                                 ===========   ===========

See Notes to Consolidated Financial Statements.


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IDS Life Insurance Company
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
Consolidated Statements of Income
(thousands)
(Unaudited)
                                                                                                       Three months ended
                                                                                                            June 30,
                                                                                                       2004          2003
Revenues:
Premiums:
   Traditional life insurance                                                                       $ 17,003      $ 16,267
   Disability income and long-term care insurance                                                     70,268        70,190
                                                                                                      ------        ------
     Total premiums                                                                                   87,271        86,457
Net investment income                                                                                464,644       422,406
Contractholder and policyholder charges                                                              138,181       134,539
Mortality and expense risk and other fees                                                            101,740        95,395
Net realized gain on investments                                                                       8,867         1,201
                                                                                                       -----         -----
     Total                                                                                           800,703       739,998
                                                                                                     -------       -------
Benefits and Expenses:
Death and other benefits:
   Traditional life insurance                                                                          9,528         9,403
   Investment contracts and universal life-type insurance                                             58,474        42,515
   Disability income and long-term care insurance                                                     16,178        13,641
Increase (decrease) in liabilities for future policy benefits:
   Traditional life insurance                                                                            649        (2,360)
   Disability income and long-term care insurance                                                     34,566        35,322
Interest credited on investment contracts and universal life-type insurance                          280,009       307,097
Amortization of deferred policy acquisition costs                                                     88,206        72,041
Other insurance and operating expenses                                                               119,824       125,046
                                                                                                     -------       -------
     Total                                                                                           607,434       602,705
                                                                                                     -------       -------
Pre-tax income                                                                                       193,269       137,293
Income tax provision                                                                                  70,165        27,060
                                                                                                      ------        ------
Net income                                                                                          $123,104      $110,233
                                                                                                    ========      ========

See Notes to Consolidated Financial Statements.


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IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
(thousands)
(Unaudited)
                                                                                                       Six months ended
                                                                                                           June 30,
                                                                                                      2004          2003
Revenues:
Premiums:
   Traditional life insurance                                                                     $   34,054    $   32,385
   Disability income and long-term care insurance                                                    138,366       139,381
                                                                                                     -------       -------
     Total premiums                                                                                  172,420       171,766
Net investment income                                                                                879,817       818,533
Contractholder and policyholder charges                                                              274,384       265,440
Mortality and expense risk and other fees                                                            208,982       182,450
Net realized gain on investments                                                                      17,513        23,320
                                                                                                      ------        ------
     Total                                                                                         1,553,116     1,461,509
                                                                                                   ---------     ---------
Benefits and Expenses:
Death and other benefits:
   Traditional life insurance                                                                         20,090        19,858
   Investment contracts and universal life-type insurance                                            116,707       102,184
   Disability income and long-term care insurance                                                     31,536        27,347
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                                                           (616)         (359)
   Disability income and long-term care insurance                                                     54,686        65,839
Interest credited on investment contracts and universal life-type insurance                          563,080       601,892
Amortization of deferred policy acquisition costs                                                    111,784       153,813
Other insurance and operating expenses                                                               245,412       237,948
                                                                                                     -------       -------
     Total                                                                                         1,142,679     1,208,522
                                                                                                   ---------     ---------
Pre-tax income before accounting change                                                              410,437       252,987
Income tax provision                                                                                 140,536        46,566
                                                                                                     -------        ------
Income before accounting change                                                                      269,901       206,421
Cumulative effect of accounting change, net of tax (Note 1)                                          (70,568)           --
                                                                                                     -------    ----------
Net income                                                                                        $  199,333    $  206,421
                                                                                                  ==========    ==========

See Notes to Consolidated Financial Statements.


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IDS Life Insurance Company
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
Consolidated Statements of Cash Flows
(thousands)
(Unaudited)
                                                                                                         Six months ended
                                                                                                             June 30,
                                                                                                       2004           2003
Cash Flows from Operating Activities
Net income                                                                                       $   199,333   $   206,421
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
   Policy loans, excluding universal life-type insurance
     Repayment                                                                                        19,370        47,131
     Issuance                                                                                        (19,101)      (40,664)
   Change in amounts recoverable from reinsurers                                                     (54,109)      (53,749)
   Change in other accounts receivable                                                                (4,148)       19,609
   Change in accrued investment income                                                                 9,139       (53,080)
   Change in deferred policy acquisition costs, net                                                 (151,457)     (142,657)
   Change in liabilities for future policy benefits for traditional life, disability income
    and long-term care insurance                                                                     100,690       124,666
   Change in policy claims and other policyholders' funds                                             14,089         1,237
   Deferred income taxes                                                                              70,363        12,631
   Change in other assets and liabilities, net                                                       (42,548)     (127,942)
   Amortization of premium, net                                                                       43,069        98,240
   Net realized gain on investments                                                                  (17,513)      (23,320)
   Net realized gains on trading securities                                                          (16,249)      (14,934)
   Policyholder and contractholder charges, non-cash                                                (115,062)     (118,956)
   Cumulative effect of accounting change, net of tax (Note 1)                                        70,568            --
                                                                                                      ------       -------
Net cash provided by (used in) operating activities                                                  106,434       (65,367)
                                                                                                     -------       -------
Cash Flows from Investing Activities
Available-for-Sale securities:
   Sales                                                                                             795,643     6,260,068
   Maturities, sinking fund payments and calls                                                     1,026,235     2,268,842
   Purchases                                                                                      (2,041,103)  (12,096,165)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls                                                364,122       320,940
   Purchases                                                                                        (239,443)     (567,419)
Change in amounts due to and from brokers, net                                                       (36,033)   (3,081,601)
                                                                                                     -------    ----------
Net cash used in investing activities                                                               (130,579)   (6,895,335)
                                                                                                    --------    ----------
Cash Flows from Financing Activities
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                                         1,127,947     2,918,726
   Interest credited to account balances                                                             563,080       601,892
   Surrenders and other benefits                                                                  (1,400,677)     (888,181)
Universal life-type insurance policy loans:
   Repayment                                                                                          46,102        22,079
   Issuance                                                                                          (46,397)      (15,923)
Cash dividend to parent                                                                             (430,000)           --
                                                                                                    --------     ---------
Net cash (used in) provided by financing activities                                                 (139,945)    2,638,593
                                                                                                    --------     ---------
Net decrease in cash and cash equivalents                                                           (164,090)   (4,322,109)
Cash and cash equivalents at beginning of period                                                     400,294     4,424,061
                                                                                                     -------     ---------
Cash and cash equivalents at end of period                                                       $   236,204   $   101,952
                                                                                                 ===========   ===========

See Notes to Consolidated Financial Statements.


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90  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
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IDS Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. BASIS OF PRESENTATION

The accompanying Consolidated Financial Statements should be read in conjunction with the financial statements in the Annual Report on Form 10-K of IDS Life Insurance Company (IDS Life) for the year ended December 31, 2003. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The interim financial information in this report has not been audited. In the opinion of management, all adjustments necessary for a fair presentation of the consolidated financial position and the consolidated results of operations for the interim periods have been made. All adjustments made were of a normal, recurring nature. Results of operations reported for interim periods are not necessarily indicative of results for the entire year.

Recently Issued Accounting Standards

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1) effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing deferred policy acquisition costs (DAC) and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $70.6 million ($108.6 million pretax). The cumulative effect of accounting change consisted of: (i) $42.8 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits and from considering these liabilities in valuing DAC and deferred sales inducement costs associated with those contracts and (ii) $65.7 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits and from considering these liabilities in valuing DAC associated with those contracts. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

The majority of the variable annuity contracts offered by IDS Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up benefits (GGU). In addition, IDS Life offers contracts containing guaranteed minimum income benefit (GMIB) provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. IDS Life has established additional liabilities for these variable annuity death and GMIB benefits under SOP 03-1. IDS Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. In determining the additional liabilities for variable annuity death benefits and GMIB, IDS Life projects these benefits and contract assessments over 200 randomly generated equity market scenarios. As with DAC, management will review and, where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.


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IDS Life Insurance Company
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life has established additional liabilities for death benefits and guaranteed minimum income benefits:

Variable Annuity GMDB and GMIB by Benefit Type                                          As of                         As of
                                                                                    June 30, 2004               December 31, 2003
(Dollar amounts in millions)
----------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB                   Total Contract Value                             $ 3,118.1                    $ 2,413.1
Providing for Return of Premium       Contract Value in Separate Accounts              $ 1,592.1                    $ 1,107.0
                                      Net Amount at Risk*                              $    27.4                    $    27.7
                                      Weighted Average Attained Age                           62                           62
----------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB                   Total Contract Value                             $25,161.4                    $24,570.6
Providing for Six Year Reset          Contract Value in Separate Accounts              $20,772.7                    $20,316.1
                                      Net Amount at Risk*                              $ 1,835.0                    $ 2,077.5
                                      Weighted Average Attained Age                           60                           60
----------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB                   Total Contract Value                             $ 3,109.5                    $ 2,827.5
Providing for One Year Ratchet        Contract Value in Separate Accounts              $ 2,250.5                    $ 1,886.3
                                      Net Amount at Risk*                              $    89.1                    $    84.7
                                      Weighted Average Attained Age                           61                           60
----------------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB             Total Contract Value                             $   369.2                    $ 1,001.1
                                      Contract Value in Separate Accounts              $   283.4                    $   668.5
                                      Net Amount at Risk*                              $    53.3                    $    21.1
                                      Weighted Average Attained Age                           65                           63
----------------------------------------------------------------------------------------------------------------------------------
Contracts with GGU                    Total Contract Value                             $   331.9                    $   276.4
Death Benefit                         Contract Value in Separate Accounts              $   257.7                    $   193.1
                                      Net Amount at Risk*                              $     9.8                    $     5.8
                                      Weighted Average Attained Age                           64                           61
----------------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                   Total Contract Value                             $   434.7                    $   357.8
                                      Contract Value in Separate Accounts              $   350.3                    $   268.3
                                      Net Amount at Risk*                              $    25.1                    $    23.0
                                      Weighted Average Attained Age                           59                           59
----------------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

Additional Liabilities and Incurred Benefits                                           GMDB & GGU                       GMIB
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2004        Liability balance at January 1                       $30.6                         $2.2
                                      Reported claims                                      $10.1                        $ --
                                      Liability balance at June 30                         $28.8                        $2.4
                                      Incurred claims (reported + change in liability)     $ 8.3                        $0.2
----------------------------------------------------------------------------------------------------------------------------------

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contract holder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. Deferred sales inducement costs were $296.0 million and $279.0 million as of June 30, 2004 and December 31, 2003, respectively, and are stated separately in the Consolidated Balance Sheets. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. IDS Life capitalized $17.0 million and $23.8 million during the three months ended June 30, 2004 and 2003, respectively, and $37.0 million and $43.0 million during the six months ended June 30, 2004 and 2003, respectively. IDS Life amortized $8.9 million and $6.3 million during the three months ended June 30, 2004 and 2003, respectively, and $16.9 million and $13.3 million during the six months ended June 30, 2004 and 2003, respectively.

In November 2003, the Financial Accounting Standards Board (FASB) ratified a consensus on the disclosure provisions of Emerging Issues Task Force (EITF) Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." IDS Life complied with the disclosure provisions of this rule in Note 2 to the Consolidated Financial Statements included in its Annual Report on Form 10-K for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether cost method investments are other-than-temporarily impaired. The provisions of this rule are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments for reporting periods beginning after June 15, 2004. Assuming no market changes, IDS Life does not expect EITF 03-1 to have a material impact on IDS Life's results of operations at the time of adoption.


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IDS Life Insurance Company
--------------------------------------------------------------------------------

2. INVESTMENT SECURITIES

Gross realized gains and losses on sales and losses recognized for other-than-temporary impairments of securities classified as Available-for-Sale, using the specific identification method, were as follows for the three months ended June 30, 2004 and 2003:

                                                                                             Three Months Ended June 30,
(Millions)                                                                               2004                          2003
Gross realized gains on sales                                                            $10.5                       $ 52.9
Gross realized losses on sales                                                           $(2.7)                      $ (8.3)
Realized losses recognized for other-than-temporary impairments                          $  --                       $(34.5)

Gross realized gains and losses on sales and losses recognized for other-than-temporary impairments of securities classified as Available-for-Sale, using the specific identification method, were as follows for the six months ended June 30, 2004 and 2003:

                                                                                              Six Months Ended June 30,
(Millions)                                                                               2004                          2003
Gross realized gains on sales                                                            $23.7                      $ 191.0
Gross realized losses on sales                                                           $(6.4)                     $ (54.8)
Realized losses recognized for other-than-temporary impairments                          $(0.1)                     $(102.6)

3. COMPREHENSIVE INCOME

Comprehensive income is defined as the aggregate change in stockholder's equity, excluding changes in ownership interests. It is the sum of net income and changes in unrealized gains or losses on Available-for-Sale securities and applicable deferred policy acquisition and deferred sales inducement costs, net of related tax and unrealized gains or losses on derivatives, net of related tax.

Total comprehensive (loss) income was ($528.7) million and $327.4 million for the three months ended June 30, 2004 and 2003, respectively. Total comprehensive
(loss) income was ($181.3) million and $451.3 million for the six months ended June 30, 2004 and 2003, respectively. The difference between net income and total comprehensive income for these periods primarily reflects the after-tax change in net unrealized gains on Available-for-Sale securities.

4. TAXES AND INTEREST

Net income taxes paid during the six months ended June 30, 2004 and 2003, were $83.3 million and $73.3 million, respectively. Interest paid on borrowings during the six months ended June 30, 2004 and 2003, were $0.4 million and $1.7 million, respectively.


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IDS Life Insurance Company
--------------------------------------------------------------------------------

5. COMMITMENTS AND CONTINGENCIES

Commitments to fund mortgage loans on real estate at June 30, 2004 and December 31, 2003 were $87.1 million and $58.5 million, respectively.

The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any policy insuring a joint-life combination. IDS Life generally retains 10 percent of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. IDS Life retains all accidental death benefit, disability income and waiver of premium risk. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders.

Substantially all of IDS Life's life and annuity products have minimum interest rate guarantees in their fixed accounts. As of June 30, 2004, these minimum interest rate guarantees ranged from 1.5 percent to 5.0 percent. To the extent the yield on IDS Life's investment portfolio declines below its target spread plus the minimum guarantee, IDS Life's profitability would be negatively affected.

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. IDS Life Insurance Company has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life Insurance Company and its subsidiaries are involved in other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. In addition, IDS Life is subject to periodic state insurance department regulatory action, through examinations or other proceedings. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration, or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial position as a result of these audits.


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

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 2003 and 2002, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of IDS Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2003 IDS Life Insurance Company adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (revised December 2003), "Consolidation of Variable Interest Entities."

/s/ Ernst & Young LLP
---------------------
    Ernst & Young LLP
    Minneapolis, Minnesota
    January 26, 2004

                                     -- 1 --

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE AMOUNTS)                                                          2003          2002

ASSETS
Investments: (Note 2)
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $26,626,709; 2002, $23,209,226)      $27,324,491   $24,052,104
      Common stocks, at fair value (cost: 2003, $19; 2002, $19)                                           120            21
   Mortgage loans on real estate                                                                    3,180,020     3,417,651
   Policy loans                                                                                       578,000       597,144
   Other investments                                                                                  801,871       753,247
---------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                            31,884,502    28,820,167
Cash and cash equivalents                                                                             400,294     4,424,061
Restricted cash                                                                                       834,448            --
Amounts recoverable from reinsurers                                                                   754,514       633,510
Amounts due from brokers                                                                                1,792           501
Other accounts receivable                                                                              68,422        56,245
Accrued investment income                                                                             355,374       296,595
Deferred policy acquisition costs (Note 3)                                                          3,615,179     3,309,094
Other assets                                                                                          253,858       117,788
Separate account assets                                                                            27,774,319    21,980,674
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                      $65,942,702   $59,638,635
===========================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
Fixed annuities                                                                                   $26,376,944   $23,411,314
Universal life-type insurance                                                                       3,569,882     3,515,010
Traditional life insurance                                                                            254,641       247,441
Disability income and long-term care insurance                                                      1,724,204     1,466,171
   Policy claims and other policyholders' funds                                                        67,911        85,400
   Amounts due to brokers                                                                             228,707     3,342,989
   Deferred income taxes, net                                                                         139,814       182,059
   Other liabilities                                                                                  408,444       463,326
   Separate account liabilities                                                                    27,774,319    21,980,674
---------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                               60,544,866    54,694,384
---------------------------------------------------------------------------------------------------------------------------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                       1,370,388     1,088,327
   Retained earnings                                                                                3,624,837     3,354,841
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 405,456       497,319
      Net unrealized derivative (losses) gains                                                         (5,845)          764
---------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income                                                 399,611       498,083
---------------------------------------------------------------------------------------------------------------------------
         Total stockholder's equity                                                                 5,397,836     4,944,251
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                        $65,942,702   $59,638,635
===========================================================================================================================

See notes to consolidated financial statements.

                                                           -- 2 --

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001
REVENUES
Premiums:
   Traditional life insurance                                                       $   64,890     $   60,740    $   59,415
   Disability income and long-term care insurance                                      284,111        273,737       255,428
---------------------------------------------------------------------------------------------------------------------------
      Total premiums                                                                   349,001        334,477       314,843
Net investment income                                                                1,705,530      1,561,856     1,485,688
Contractholder and policyholder charges                                                530,101        525,708       492,441
Management and other fees                                                              390,516        404,787       473,406
Net realized gain (loss) on investments                                                  4,100         (4,507)     (649,752)
---------------------------------------------------------------------------------------------------------------------------
      Total revenues                                                                 2,979,248      2,822,321     2,116,626
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                                                           38,870         36,850        35,492
   Investment contracts and universal life-type insurance                              202,205        205,147       174,868
   Disability income and long-term care insurance                                       57,339         52,972        44,743
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                                           (2,401)         2,841         7,167
   Disability income and long-term care insurance                                      142,532        134,605       123,227
Interest credited on investment contracts and universal life-type insurance          1,224,910      1,157,636     1,146,866
Amortization of deferred policy acquisition costs                                      288,276        335,729       375,984
Other insurance and operating expenses                                                 452,978        426,534       397,236
---------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                                                    2,404,709      2,352,314     2,305,583
---------------------------------------------------------------------------------------------------------------------------
Income (loss) before income tax provision (benefit) and cumulative effect
   of accounting change                                                                574,539        470,007      (188,957)
Income tax provision (benefit)                                                          66,945         87,826      (145,222)
---------------------------------------------------------------------------------------------------------------------------
Income (loss) before cumulative effect of accounting change                            507,594        382,181       (43,735)
Cumulative effect of accounting change (net of income tax provision of
   $23,942 for 2003 and income tax benefit of $11,532 for 2001) (Note 1)                44,463             --       (21,416)
---------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                   $  552,057     $  382,181    $  (65,151)
===========================================================================================================================

See notes to consolidated financial statements.

                                                           -- 3 --

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                    2003            2002          2001
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                 $    552,057   $    382,181   $   (65,151)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax (Note 1)                         (44,463)            --        21,416
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (34,490)       (35,345)      (43,687)
      Repayment                                                                         43,596         49,256        54,004
   Change in amounts recoverable from reinsurers                                      (121,004)      (104,344)     (112,686)
   Change in other accounts receivable                                                 (12,177)        (9,896)       (4,025)
   Change in accrued investment income                                                 (64,359)        (5,139)       56,729
   Change in deferred policy acquisition costs, net                                   (300,491)      (277,258)     (175,723)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   265,233        245,275       223,177
   Change in policy claims and other policyholder's funds                              (17,489)        13,521        19,812
   Deferred income tax (benefit) provision                                             (30,714)       116,995      (246,205)
   Change in other assets and liabilities, net                                         (95,537)        26,309       (24,509)
   Amortization of premium, net                                                        160,862         65,869       108,958
   Net realized (gain) loss on investments                                              (4,100)         4,507       649,752
   Net realized (gain) loss on trading securities                                      (30,400)         2,480            --
   Policyholder and contractholder charges, non-cash                                  (234,098)      (232,725)     (217,496)
   Other, net                                                                           (7,561)        10,651       (92,253)
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                         24,865        252,337       152,113
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Sales                                                                            12,232,235     10,093,228     5,493,141
   Maturities, sinking fund payments and calls                                       4,152,088      3,078,509     2,706,147
   Purchases                                                                       (20,527,995)   (16,287,891)   (9,477,740)
Other investments, excluding policy loans:
   Sales                                                                               668,071        509,588       370,636
   Purchases                                                                          (853,647)      (543,843)     (442,876)
Change in amounts due from brokers                                                      (1,291)        90,293       (75,492)
Change in amounts due to brokers                                                    (3,260,310)     1,602,958     1,293,684
---------------------------------------------------------------------------------------------------------------------------
   Net cash used in investing activities                                            (7,590,849)    (1,457,158)     (132,500)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activities related to investment contracts and universal life-type insurance:
   Considerations received                                                           4,267,115      4,638,111     2,088,114
   Interest credited to account balances                                             1,224,910      1,157,636     1,146,866
   Surrenders and other benefits                                                    (2,235,889)    (1,655,631)   (2,810,401)
Universal life-type insurance policy loans:
   Repayment                                                                            85,760         89,346        72,805
   Issuance                                                                            (81,740)       (80,831)      (83,720)
Capital contribution                                                                   282,061        400,000       400,000
Dividends paid                                                                              --        (70,000)           --
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                      3,542,217      4,478,631       813,664
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                (4,023,767)     3,273,810       833,277
Cash and cash equivalents at beginning of year                                       4,424,061      1,150,251       316,974
---------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                          $    400,294   $  4,424,061   $ 1,150,251
===========================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                              $    103,034   $         --   $        --
   Interest on borrowings                                                         $      2,647   $      7,906   $    23,688
   Non-cash ownership transfer of net assets of AEC to AEFC in 2003 (Note 1)      $    282,061   $         --   $        --
---------------------------------------------------------------------------------------------------------------------------

See notes to consolidated financial statements.

                                                           -- 4 --

IDS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED
                                                                                         OTHER
                                                                       ADDITIONAL    COMPREHENSIVE                    TOTAL
                                                           CAPITAL       PAID-IN    INCOME (LOSS),   RETAINED     STOCKHOLDER'S
FOR THE THREE YEARS ENDED DECEMBER 31, 2003 (THOUSANDS)     STOCK        CAPITAL      NET OF TAX     EARNINGS        EQUITY
---------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2001                                   $3,000     $  288,327     $(333,734)    $3,107,811    $3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133, net of
      income tax benefit of $626                               --             --        (1,162)            --        (1,162)
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($20,191)
      and income tax benefit of $6,064                         --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      loss, net of income tax benefit of $228,003              --             --       423,434             --       423,434
   Reclassification adjustment for losses on derivatives
      included in net loss, net of income tax benefit
      of $4,038                                                --             --         7,499             --         7,499
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                       353,358
Capital contribution                                           --        400,000            --             --       400,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2001                                  3,000        688,327        84,775      3,042,660     3,818,762
Comprehensive income:
   Net income                                                  --             --            --        382,181       382,181
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($75,351) and income
      tax provision of ($228,502)                              --             --       424,360             --       424,360
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($5,645)          --             --       (10,484)            --       (10,484)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income tax
      provision of ($305)                                      --             --          (568)            --          (568)
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                       795,489
Cash dividends                                                 --             --            --        (70,000)      (70,000)
Capital contribution                                           --        400,000            --             --       400,000
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000      1,088,327       498,083      3,354,841     4,944,251
Comprehensive income:
   Net income                                                  --             --            --        552,057       552,057
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($5,594) and income tax
      benefit of $46,545                                       --             --       (79,470)            --       (79,470)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($6,044)          --             --       (11,225)            --       (11,225)
   Net unrealized holding losses on derivatives arising
      during the year, net of income tax benefit
      of $3,663                                                --             --        (6,802)            --        (6,802)
   Reclassification adjustment for gains on derivatives
      included in net income, net of income tax
      provision of ($525)                                      --             --          (975)            --          (975)
---------------------------------------------------------------------------------------------------------------------------
   Total comprehensive income                                                                                       453,585
Non-cash dividend of AEC to AEFC (Note 1)                      --             --            --       (282,061)     (282,061)
Capital contribution                                           --        282,061            --             --       282,061
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2003                                 $3,000     $1,370,388     $ 399,611     $3,624,837    $5,397,836
===========================================================================================================================

See notes to consolidated financial statements.

                                                           -- 5 --

IDS LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

IDS Life Insurance Company is a stock life insurance company organized under the laws of the State of Minnesota whose products are primarily distributed through branded financial advisors. IDS Life Insurance Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. IDS Life Insurance Company distributes its fixed and variable insurance and annuity products exclusively through the American Express Financial Advisors Inc.'s (AEFAI) retail sales force. IDS Life Insurance Company has four wholly owned subsidiaries that distribute their products through various distribution channels. IDS Life Insurance Company serves residents of the District of Columbia and all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of IDS Life Insurance Company and serves New York State residents. IDS Life of New York distributes its fixed and variable insurance and annuity products exclusively through AEFAI's retail sales force. IDS Life Insurance Company also wholly owns American Enterprise Life Insurance Company, which issues fixed and variable annuity contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks. American Centurion Life Assurance Company is a wholly owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others in New York and through insurance agencies and broker-dealers who may also be associated with financial institutions, such as banks, in New York. American Partners Life Insurance Company is a wholly owned subsidiary that offers fixed and variable annuities to American Express(R) Cardmembers and others who reside in states other than New York. IDS Life Insurance Company also wholly owns IDS REO 1, LLC and IDS REO II, LLC. At December 31, 2003, these two subsidiaries held real estate and mortgage loans on real estate. IDS Life Insurance Company and its six subsidiaries are referred to collectively as "IDS Life" in these consolidated financial statements and notes thereto.

On December 29, 2003, IDS Life contributed substantially all of its interests in low income housing investments, net of related payables and deferred tax assets, to its wholly owned subsidiary, American Express Corporation ("AEC"). These investments had a carrying value of $308.6 million and $381.5 million at December 29, 2003 and December 31, 2002, respectively. The amount of the contribution to AEC was $272 million. AEC had a carrying value of approximately $10 million prior to receiving this contribution.

On December 30, 2003, IDS Life distributed via dividend all of its interest in AEC to AEFC. This distribution was considered extraordinary, as defined in Minnesota holding company statutes. On December 30, 2003, IDS Life received a contribution of cash of approximately $282 million, equal to the amount of the distribution of AEC.

IDS Life's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index. IDS Life also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by IDS Life include universal life (fixed and variable, single life and joint life), single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life also markets disability income insurance. Although IDS Life discontinued issuance of long-term care insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life began outsourcing claims administration as well.

Under IDS Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short- term securities.

BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of IDS Life, its wholly owned subsidiaries and certain variable interest entities. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as included in Note 5. Certain prior year amounts have been reclassified to conform to the current year's presentation.

                                     -- 6 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

As of December 31, 2003, pursuant to IDS Life's adoption of Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46), IDS Life consolidates all variable interest entities for which it is considered to be the primary beneficiary. In addition, IDS Life generally consolidates all entities in which it holds a greater than 50% interest, except for immaterial seed money investments in mutual and hedge funds. Entities in which IDS Life holds a greater than 20% but less than 50% equity interest are accounted for under the equity method. All other investments are accounted for under the cost method unless IDS Life determines that it exercises significant influence over the entity by means other than voting rights.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing a majority of IDS Life's rated collateralized debt obligations (CDOs) described in "Recently issued accounting standards" section below. Other entities are evaluated using the control, risk and reward criteria as outlined under GAAP in determining whether to consolidate other entities where IDS Life has an interest, is the sponsor or transferor. See "Recently issued accounting standards" section below for further information regarding IDS Life's December 31, 2003 adoption of FIN 46.

REVENUE RECOGNITION

PREMIUM REVENUES

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

NET INVESTMENT INCOME

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate, policy loans and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force
(EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" or EITF Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes" depending upon the instrument.

CONTRACTHOLDER AND POLICYHOLDER CHARGES

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities, universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities, universal and variable universal life insurance are recognized as revenue when collected.

MANAGEMENT AND OTHER FEES

Management and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life's separate account assets. IDS Life's management and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

NET REALIZED GAIN (LOSS) ON INVESTMENTS

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

                                     -- 7 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

INVESTMENTS -- FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery.

Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default, or bankruptcy. IDS Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, IDS Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change. IDS Life's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

INVESTMENTS -- MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

INVESTMENTS -- POLICY LOANS

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

INVESTMENT -- OTHER INVESTMENTS

Included in other investments are affordable housing investments, trading securities, syndicated loans and real estate. Affordable housing investments are carried at amortized cost as IDS Life has no influence over the operating or financial policies of the general partner. Trading securities are held at fair market value with changes in value recognized in the Consolidated Statements of Income within Net investment income. Syndicated loans reflect amortized cost less reserves for losses and real estate is carried at its estimated fair value.

CASH AND CASH EQUIVALENTS

IDS Life considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of the interest margins associated with the products.

                                    -- 8 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

For insurance and annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

GUARANTEED MINIMUM DEATH BENEFITS

The majority of the variable annuity contracts offered by IDS Life contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of IDS Life's contracts containing a GMDB provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002, and 2001 were $31.5 million, $37.4 million, and $16.2 million respectively. IDS Life also issues certain variable annuity contracts that contain a guaranteed minimum income benefit (GMIB) feature which, if elected by the contract owner and after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates. To date, IDS Life has not expensed any amount related to GMIBs as all terms on GMIB features are within the stipulated waiting periods. See "Recently issued accounting standards" section herein for a description of Statement of Position 03-1.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claim liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options. Liabilities for equity indexed deferred annuities issued before 1999 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates, ranging from 4.6% to 9.5%, depending on year of issue, with an average rate of approximately 6.3%.

Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life's experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated interest rates for long-term care policy reserves are currently 5.9% grading up to 8.9% over 30 years.

                                     -- 9 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%, with an average rate of approximately 5.7%. IDS Life issues only non-participating life insurance contracts and does not issue short-duration life insurance policies.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by IDS Life is $750,000 on any policy insuring a single life and $1.5 million on any policy insuring a joint-life combination. IDS Life generally retains 10% of the mortality risk on new life insurance policies. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. IDS Life retains all accidental death benefit, disability income and waiver of premium risk.

FEDERAL INCOME TAXES

IDS Life's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

SEPARATE ACCOUNT BUSINESS

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. Through the year ended December 31, 2003, IDS Life received fees related to the proprietary mutual funds used as investment options for variable annuities and variable life insurance directly from the separate accounts. In the fourth quarter of 2003, AEFC replaced IDS Life Insurance Company as the investment manager of these proprietary mutual funds. In connection with this change and through an agreement with AEFC, IDS Life receives fund administrative services fees for the fund management services, other than investment management services, IDS Life provides these proprietary mutual funds. Prior to this change, IDS Life received management fees from the funds. IDS Life receives mortality and expense risk fees directly from the separate accounts.

IDS Life makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life guarantees that the rate at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. IDS Life also guarantees that the death benefit will continue to be payable at the current level, less outstanding loans, regardless of investment performance so long as the policy owner pays the contractual premium requirements for the death benefit guarantee provision.

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2003, the FASB issued FIN 46, which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. An entity is subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or, (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual returns of the entity if they occur. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

                                    -- 10 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The variable interest entities primarily impacted by FIN 46, which IDS Life consolidated as of December 31, 2003, relate to three securitized loan trusts
(SLTs), which are managed by an affiliate and partially owned by IDS Life. The three SLTs consolidated as a result of FIN 46 provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans which are managed by IDS Life. FIN 46 does not impact the accounting for QSPEs as defined by SFAS No. 140, such as IDS Life's CDO-related securitization trust established in 2001. That trust contains a majority of IDS Life's rated CDOs whose retained interest in the trust had a carrying value of $518.0 million at December 31, 2003, of which $381.7 million is considered investment grade. In addition, FIN 46 did not impact the accounting for an additional $24 million in rated CDO tranches, which are managed by third parties, $5 million of CDO residual tranches managed by an affiliate and $0.3 million of affordable housing investments as IDS Life is not the primary beneficiary. IDS Life's maximum exposure to loss as a result of its investment in these entities is represented by the carrying values.

The consolidation of the three SLTs partially owned by IDS Life and managed by an affiliate, resulted in a cumulative effect of accounting change that increased 2003 net income through a non-cash gain of $44.5 million ($68.4 million pretax). In addition, the consolidation of these VIEs resulted in the elimination of IDS Life's investment in the applicable VIEs, which was $673 million for the three SLTs. IDS Life consolidated new assets of $907 million. The newly consolidated assets consist of $834 million of cash and $73 million of derivatives, essentially all of which are restricted. The effect of consolidating these assets on IDS Life's balance sheet was offset by IDS Life's previously recorded carrying values of its investments in the three SLTs, which totaled $673 million and $166 million of newly consolidated liabilities.

The initial gain related to the application of FIN 46 for the three SLTs had no cash flow effect on IDS Life. To the extent losses are incurred on the three SLTs, charges could be incurred that may or may not be reversed. Taken together over the lives of the structures through their maturity, IDS Life's maximum cumulative exposure to pretax loss as a result of its investment in the three SLTs is represented by the carrying value prior to adoption of FIN 46, which was $673 million for the three SLTs, as well as the $68.4 million pretax non-cash gain recorded upon consolidation of the SLTs.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The adoption of this Statement did not have a material impact on IDS Life's financial statements.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). IDS Life is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by IDS Life. SOP 03-1 is required to be adopted on January 1, 2004, and any impact will be recognized in IDS Life's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 2, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

In July 2000, the FASB's EITF issued a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." IDS Life adopted the consensus as of January 1, 2001. Issue No. 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affected CDOs. Adoption of the consensus resulted in a cumulative after-tax effect of accounting change that reduced 2001 net income by $21.4 million, net of tax.

Effective January 1, 2001, IDS Life adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which required an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in cumulative after-tax reductions to other comprehensive income of $1.2 million. The cumulative impact to earnings was not significant.

                                    -- 11 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

2. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                       AMORTIZED      UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                              COST            GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                   $12,746,966      $568,866      $ (63,059)  $13,252,773
   Mortgage and other asset-backed securities                         10,187,423       166,679        (54,535)   10,299,567
   Foreign corporate bonds and obligations                             2,666,626       126,187        (24,923)    2,767,890
   Structured investments                                                593,094         1,784        (47,767)      547,111
   U.S. Government agency obligations                                    235,994        13,848            (20)      249,822
   State and municipal obligations                                       114,158         3,711         (3,100)      114,769
   Foreign government bonds and obligations                               82,448        10,728           (617)       92,559
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                26,626,709       891,803       (194,021)   27,324,491
   Common stocks                                                              19           101             --           120
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities and equity securities                         $26,626,728      $891,904      $(194,021)  $27,324,611
===========================================================================================================================

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         GROSS          GROSS
                                                                       AMORTIZED      UNREALIZED     UNREALIZED      FAIR
(THOUSANDS)                                                              COST            GAINS          LOSSES       VALUE
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                   $ 8,137,626    $  509,870      $(112,540)  $ 8,534,956
   Mortgage and other asset-backed securities                         12,145,797       393,342        (10,067)   12,529,072
   Foreign corporate bonds and obligations                             1,476,670       101,190         (3,805)    1,574,055
   Structured investments                                              1,306,245         2,112        (59,101)    1,249,256
   U.S. Government agency obligations                                     84,075        12,015           (687)       95,403
   State and municipal obligations                                        29,202         2,522             --        31,724
   Foreign government bonds and obligations                               29,611         8,027             --        37,638
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                23,209,226     1,029,078       (186,200)   24,052,104
   Common stocks                                                              19             2             --            21
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities and equity securities                         $23,209,245    $1,029,080      $(186,200)  $24,052,125
===========================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

                                                      LESS THAN 12 MONTHS        12 MONTHS OR MORE            TOTAL
                                                     FAIR       UNREALIZED       FAIR     UNREALIZED    FAIR      UNREALIZED
(THOUSANDS)                                          VALUE        LOSSES         VALUE      LOSSES      VALUE       LOSSES
---------------------------------------------------------------------------------------------------------------------------
Description of securities:
   Corporate bonds and obligations                $3,145,975   $ (59,691)      $40,125    $(3,368)   $3,186,100  $ (63,059)
   Mortgage and other asset-backed securities      4,154,632     (54,524)          144        (11)    4,154,776    (54,535)
   Foreign corporate bonds and obligations           740,943     (24,923)           --         --       740,943    (24,923)
   U.S. Government and agencies obligations            8,250         (20)           --         --         8,250        (20)
   State and municipal obligations                    61,926      (3,100)           --         --        61,926     (3,100)
   Foreign government bonds and obligations            8,242        (617)           --         --         8,242       (617)
   Other                                                  --          --             3         (1)            3         (1)
---------------------------------------------------------------------------------------------------------------------------
Total                                             $8,119,968   $(142,875)      $40,272    $(3,380)   $8,160,240  $(146,255)
===========================================================================================================================

NOTE: EXCLUDES STRUCTURED INVESTMENTS THAT ARE ACCOUNTED FOR PURSUANT TO EITF 99-20, AND ARE THEREFORE OUTSIDE THE SCOPE OF EITF 03-1. AT DECEMBER 31, 2003, SUCH INVESTMENTS HAD GROSS UNREALIZED LOSSES OF $47.8 MILLION.

Approximately 751 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. IDS Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See "Investments -- Fixed maturity and equity securities" section of Note 1 for information regarding IDS Life's policy for determining when an investment's decline in value is other-than-temporary.

                                    -- 12 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity at December 31, 2003:

                                                    AMORTIZED            FAIR
(THOUSANDS)                                           COST               VALUE
--------------------------------------------------------------------------------
Due within one year                                $   329,607       $   337,004
Due from one to five years                           3,682,678         3,904,191
Due from five to ten years                          10,287,297        10,627,059
Due in more than ten years                           2,139,704         2,156,670
Mortgage and other asset-backed securities          10,187,423        10,299,567
--------------------------------------------------------------------------------
   Total                                           $26,626,709       $27,324,491
================================================================================

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

At December 31, 2002, fixed maturity securities comprised approximately 86 percent of IDS Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $1.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

RATING                                                 2003          2002
----------------------------------------------------------------------------
AAA                                                     41%           53%
AA                                                       2             1
A                                                       21            14
BBB                                                     27            25
Below investment grade                                   9             7
----------------------------------------------------------------------------
   Total                                               100%          100%
============================================================================

At December 31, 2003, approximately 91 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                 2003           2002           2001
-------------------------------------------------------------------------------
Sales                                  $12,232,235    $10,093,228    $5,493,141
Maturities                             $ 4,152,088    $ 3,078,509    $2,706,147
Purchases                              $20,527,995    $16,287,891    $9,477,740
-------------------------------------------------------------------------------

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $255.3 million, $297.5 million and $116.6 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized (losses) on sales of Available-for-Sale securities were approximately ($135.5 million), ($137.4 million) and ($390.7 million) for the same periods. IDS Life also recognized (losses) of approximately ($102.6 million), ($144.1 million) and ($348.7 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, IDS Life recognized pretax losses of $828.2 million to recognize the impact of higher default rate assumptions on certain structured investments, to write down lower-rated securities (most of which were sold in 2001) in connection with IDS Life's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments, and to adopt EITF Issue No. 99-20. Of the total charge of $828.2 million, approximately $624.0 million of these losses are included in net realized losses on investments and $171.3 million are included in net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

Also during 2001 IDS Life placed a majority of its rated CDO securities and related accrued interest, as well as a relatively minor amount of other liquid securities (collectively referred to as transferred assets), having an aggregate book value of $675.3 million, into a securitization trust. In return, IDS Life received $89.5 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $585.8 million. As of December 31, 2003, the retained interests had a carrying value of $518.0 million, of which $381.7 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based upon the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue No. 99-20.

                                    -- 13 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) recognized in other comprehensive income includes two components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), and (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities (reclassification for realized gains (losses)). This reclassification has no effect on total comprehensive income or shareholders' equity.

The following table presents these components of other comprehensive income net of tax:

(THOUSANDS)                                                                               2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of deferred policy acquisition costs                      $(79,470)      $424,360      $(11,262)
Reclassification for realized securities losses (gains)                                (11,225)       (10,484)      423,434
---------------------------------------------------------------------------------------------------------------------------
Increase in net unrealized securities (losses) gains recognized in other
   comprehensive income                                                               $(90,695)      $413,876      $412,172
===========================================================================================================================

At December 31, 2003 and 2002, bonds carried at $16.3 million and $14.5 million, respectively, were on deposit with various states as required by law.

Pursuant to adoption of SFAS No. 133, IDS Life reclassified all Held-to-Maturity securities with a carrying value of $6.5 billion and net unrealized gains of $8.2 million to Available-for-Sale as of January 1, 2001.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                              2003          2002
----------------------------------------------------------------------------
Mortgage loans on real estate                       $3,227,217    $3,461,963
Mortgage loans on real estate reserves                 (47,197)      (44,312)
----------------------------------------------------------------------------
Net mortgage loans                                  $3,180,020    $3,417,651
============================================================================

Syndicated loans                                      $140,792      $111,574
Syndicated loans reserves                               (3,000)       (1,000)
----------------------------------------------------------------------------
Net syndicated loans                                  $137,792      $110,574
============================================================================

Mortgage loans are first mortgages on real estate. IDS Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements.

At December 31, 2003 and 2002, IDS Life's recorded investment in impaired mortgage loans on real estate was $11.1 million and $33.1 million, with a reserve of $2.9 million and $9.1 million, respectively. During 2003 and 2002, the average recorded investment in impaired mortgage loans on real estate was $26.0 million and $36.6 million, respectively. IDS Life recognized $0.8 million, $1.1 million and $1.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2003, 2002 and 2001, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                              2003           2002          2001
---------------------------------------------------------------------------
Balance, January 1                     $44,312        $28,173       $11,489
Provision for mortgage loan losses      11,687         23,514        19,934
Foreclosures, write-offs and other      (8,802)        (7,375)       (3,250)
---------------------------------------------------------------------------
Balance, December 31                   $47,197        $44,312       $28,173
===========================================================================

                                    -- 14 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                              DECEMBER 31, 2003                          DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE    FUNDING                      ON BALANCE       FUNDING
REGION                                                     SHEET     COMMITMENTS                      SHEET       COMMITMENTS
---------------------------------------------------------------------------------------------------------------------------
East North Central                                     $  578,855     $ 6,575                      $  615,886        $   --
West North Central                                        490,119       8,115                         493,310        25,500
South Atlantic                                            662,121       1,350                         765,443         2,800
Middle Atlantic                                           294,333       4,800                         321,699        19,100
New England                                               197,338      11,474                         228,400         5,800
Pacific                                                   342,214      13,900                         355,622         5,250
West South Central                                        191,886       8,800                         211,285         1,000
East South Central                                         71,566         800                          63,859            --
Mountain                                                  398,785       2,700                         406,459            --
---------------------------------------------------------------------------------------------------------------------------
                                                        3,227,217      58,514                       3,461,963        59,450
Less reserves for losses                                  (47,197)         --                         (44,312)           --
---------------------------------------------------------------------------------------------------------------------------
   Total                                               $3,180,020     $58,514                      $3,417,651       $59,450
===========================================================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                               DECEMBER 31, 2003                          DECEMBER 31, 2002
(THOUSANDS)                                             ON BALANCE    FUNDING                      ON BALANCE       FUNDING
PROPERTY TYPE                                              SHEET     COMMITMENTS                      SHEET       COMMITMENTS
---------------------------------------------------------------------------------------------------------------------------
Department/retail stores                               $  868,079     $18,444                      $  998,234       $20,722
Apartments                                                560,753      21,600                         622,185            --
Office buildings                                        1,136,034      10,805                       1,178,934        25,628
Industrial buildings                                      355,497       4,265                         344,604        13,100
Hotels/motels                                             111,230       1,000                         103,034            --
Medical buildings                                          70,934          --                          96,689            --
Nursing/retirement homes                                   27,253          --                          35,873            --
Mixed use                                                  60,124          --                          54,512            --
Other                                                      37,313       2,400                          27,898            --
---------------------------------------------------------------------------------------------------------------------------
                                                        3,227,217      58,514                       3,461,963        59,450
Less reserves for losses                                  (47,197)         --                         (44,312)           --
---------------------------------------------------------------------------------------------------------------------------
   Total                                               $3,180,020     $58,514                      $3,417,651       $59,450
===========================================================================================================================

Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2003 and 2002 was not material.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan.

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                             2003            2002          2001
---------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                          $1,423,560     $1,331,547    $1,276,966
Income on mortgage loans on real estate                                                247,001        274,524       290,608
Other                                                                                   64,328        (15,642)      (41,927)
---------------------------------------------------------------------------------------------------------------------------
                                                                                     1,734,889      1,590,429     1,525,647
Less investment expenses                                                                29,359         28,573        39,959
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                            $1,705,530     $1,561,856    $1,485,688
===========================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                                               2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $17,271       $ 16,129     $(622,897)
Mortgage loans on real estate                                                           (3,437)       (15,586)      (17,834)
Other                                                                                   (9,734)        (5,050)       (9,021)
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $ 4,100       $ (4,507)    $(649,752)
===========================================================================================================================

                                                           -- 15 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(THOUSANDS)                                                                             2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                          $3,309,094     $3,107,187    $2,951,655
Capitalization of expenses                                                             588,767        612,987       551,707
Amortization                                                                          (288,276)      (335,729)     (375,984)
Change in unrealized investment gains and losses                                         5,594        (75,351)      (20,191)
---------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                $3,615,179     $3,309,094    $3,107,187
===========================================================================================================================

4. INCOME TAXES

IDS Life qualifies as a life insurance company for federal income tax purposes. As such, IDS Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax provision (benefit) for the years ended December 31 consists of the following:

(THOUSANDS)                                                                              2003           2002          2001
---------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                            $ 91,862       $(30,647)   $   88,121
   Deferred                                                                            (30,714)       116,995      (234,673)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        61,148         86,348      (146,552)
State income taxes-current                                                               5,797          1,478         1,330
---------------------------------------------------------------------------------------------------------------------------
Income tax provision (benefit) before cumulative effect of accounting change          $ 66,945       $ 87,826     $(145,222)
===========================================================================================================================

Income tax provision (benefit) before the cumulative effect of accounting change differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2003                         2002                         2001
(DOLLARS IN THOUSANDS)                       PROVISION    RATE            PROVISION    RATE            PROVISION    RATE
---------------------------------------------------------------------------------------------------------------------------
Federal income taxes based on the
   statutory rate                           $201,089       35.0%         $164,502        35.0%        $ (66,136)     (35.0)%
Tax-exempt interest and dividend income      (61,070)     (10.6)           (5,260)       (1.1)           (4,663)      (2.5)
State taxes, net of federal benefit            3,768        0.7               961         0.2               865        0.4
Affordable housing credits                   (73,500)     (12.8)          (70,000)      (14.9)          (73,200)     (38.7)
Other, net                                    (3,342)      (0.6)           (2,377)       (0.5)           (2,088)      (1.1)
---------------------------------------------------------------------------------------------------------------------------

Total income taxes                          $ 66,945       11.7%         $ 87,826        18.7%        $(145,222)     (76.9)%
===========================================================================================================================

IDS Life's 2003 income tax provision reflects a $41.3 million reduction in tax expense due to adjustments related to the finalization to the 2002 tax return filed during the third quarter of 2003 and the publication of favorable technical guidance related to the taxation of dividend income.

A portion of IDS Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2003, IDS Life had a policyholders' surplus account balance of $20.1 million. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if IDS Life is liquidated. Deferred income taxes of $7.0 million have not been established because no distributions of such amounts are contemplated.

                                    -- 16 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of IDS Life's deferred income tax assets and liabilities as of December 31 are as follows:

(THOUSANDS)                                                 2003          2002
-------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                      $  798,508   $  683,144
   Other investments                                       300,888      319,829
   Other                                                    30,376       29,789
-------------------------------------------------------------------------------
Total deferred income tax assets                         1,129,772    1,032,762
Deferred income tax liabilities:
   Deferred policy acquisition costs                     1,004,942      929,751
   Net unrealized gain -- Available-for-Sale securities    218,322      267,113
   Other                                                    46,322       17,957
-------------------------------------------------------------------------------
Total deferred income tax liabilities                    1,269,586    1,214,821
-------------------------------------------------------------------------------
Net deferred income tax liability                       $ (139,814)  $ (182,059)
===============================================================================

IDS Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to AEFC are limited to IDS Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. IDS Life's statutory unassigned surplus aggregated $1.4 billion and $1.3 billion as of December 31, 2003 and 2002, respectively. In addition, any dividend distributions in 2004 in excess of $280.5 million would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                  2003           2002          2001
-------------------------------------------------------------------------------
Statutory net income (loss)              $  432,063    $  159,794    $ (317,973)
Statutory capital and surplus             2,804,593     2,408,379     1,947,350
-------------------------------------------------------------------------------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of IDS Life Insurance Company and its four life insurance company subsidiaries adopted the provisions of the revised manual, with the exception of certain provisions not adopted by its subsidiaries organized in the state of New York. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that IDS Life uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $40.0 million to IDS Life's statutory-basis capital and surplus as of January 1, 2001. Effective January 1, 2002 IDS Life's subsidiaries organized in the state of New York adopted additional provisions of the manual which resulted in an increase of $5.6 million to IDS Life's statutory-basis capital and surplus as of January 1, 2002.

6. RELATED PARTY TRANSACTIONS

IDS Life loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2003 and 2002. This loan can be increased to a maximum of $75 million and pays interest at a rate equal to the preceding month's effective new money rate for IDS Life's permanent investments. Interest income on related party loans totaled $nil in 2003, 2002 and 2001.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by IDS Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003 and as discussed in the "Separate account business" section of Note 1 herein, AEFC receives management fees from these funds. IDS Life continues to provide all fund management services, other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services IDS Life provides. During the fourth quarter of 2003, $14.1 million was received by IDS Life under this arrangement.

IDS Life participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life's share of the total net periodic pension cost was $0.3 million in 2003, 2002 and 2001.

                                    -- 17 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

IDS Life also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2003, 2002 and 2001 were $2.2 million, $1.4 million, and $0.7 million, respectively.

IDS Life participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2003, 2002 and 2001 was $2.1 million, $1.8 million, and $1.0 million, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $549.2 million, $526.1 million, and $505.5 million for 2003, 2002 and 2001, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

Included in other liabilities at December 31, 2003 and 2002 are $64.4 million and $55.6 million, respectively, payable to AEFC for federal income taxes.

7. LINES OF CREDIT

IDS Life has available lines of credit with AEFC aggregating $200 million ($100 million committed and $100 million uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under these line of credit arrangements at December 31, 2003 and 2002.

8. COMMITMENTS AND CONTINGENCIES

At December 31, 2003, 2002 and 2001, traditional life and universal life-type insurance in force aggregated $131.1 billion, $119.2 billion, and $108.3 billion, respectively, of which $53.8 billion, $38.0 billion, and $26.0 billion was reinsured at the respective year ends. IDS Life also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $144.7 million, $129.3 million, and $114.5 million and reinsurance recovered from reinsurers amounted to $60.3 million, $60.6 million, and $43.4 million, for the years ended December 31, 2003, 2002 and 2001, respectively. Reinsurance contracts do not relieve IDS Life from its primary obligation to policyholders.

At December 31, 2003, IDS Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. IDS Life Insurance Company has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life Insurance Company and its subsidiaries are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on IDS Life's consolidated financial position as a result of these audits.

9. DERIVATIVE FINANCIAL INSTRUMENTS

IDS Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. IDS Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged.

                                    -- 18 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. IDS Life is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. IDS Life monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of IDS Life's counterparties are rated A or better by Moody's and Standard & Poor's.

As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. IDS Life currently has derivatives that are considered cash flows hedges and also has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For derivative instruments that are designated and qualify as a cash flow hedge, the portion of the gain or loss on the derivative instrument effective at offsetting changes in the hedged item is reported as a component of other comprehensive income (loss) and reclassified into earnings when the hedged transaction affects earnings. Any ineffective portion of the gain or loss on the derivative instrument is recognized currently in earnings. For derivative instruments not designated as hedging instruments, the gain or loss is recognized currently in earnings.

For the years ended December 31, 2003, 2002 and 2001, there were no significant gains or losses on derivative transactions or portions thereof that were ineffective as hedges, excluded from the assessment of hedge effectiveness or reclassified into earnings as a result of the discontinuance of cash flow hedges.

CASH FLOW HEDGES

IDS Life uses interest rate swaptions to manage interest crediting rates related to IDS Life's fixed annuity business. IDS Life uses interest rate swaptions to hedge the risk of increasing interest rates. The fair values of the interest rate swaptions are included in other assets in the Consolidated Balance Sheets.

No amounts were reclassified out of accumulated other comprehensive income and into earnings during 2003, 2002 or 2001, as IDS Life entered into the interest rate swaptions in late-2003. Additionally, IDS Life does not expect to reclassify any material amounts from accumulated other comprehensive income to earnings during the next twelve months as the hedge period covered by the interest rate swaptions begins in 2007. The impacts of the interest rate swaptions will be recognized in earnings at the same time that IDS Life realizes the impacts of increased interest crediting rates. In the event that cash flow hedge accounting is no longer applied as the derivative is de-designated as a hedge by IDS Life, the hedge is not considered to be highly effective, or the forecasted transaction being hedged is no longer likely to occur, the reclassification from accumulated other comprehensive income into earnings may be accelerated and all future market value fluctuations will be reflected in income. There were no cash flow hedges for which hedge accounting was terminated for these reasons during 2003, 2002 or 2001.

Currently, the longest period of time over which IDS Life is hedging exposure to the variability in future cash flows is 15 years.

DERIVATIVES NOT DESIGNATED AS HEDGES

IDS Life enters into interest rate swaps, caps and floors to manage IDS Life's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. Interest rate caps, swaps and floors are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2003. The interest rate caps expired in January 2003. The fair value of the interest rate caps is included in other assets. Changes in the value of the interest rate caps are included in other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. IDS Life writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term (equity-indexed annuities). IDS Life views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The equity indexed annuities contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by IDS Life related to the annuity product will positively or negatively impact reported earnings.

                                    -- 19 --

IDS LIFE INSURANCE COMPANY -- NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The purchased and written options are carried at fair value and included in other assets and other liabilities, respectively. The fair value of the embedded options are included in future policy benefits for fixed annuities. The changes in fair value of the options are recognized in net investment income and the embedded derivatives are recognized in interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates through 2009.

IDS Life also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchange traded, exposing IDS Life to no counterparty risk. The futures contracts mature in 2003.

Index options may be used to manage the equity market risk related to the fee income that IDS Life receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, IDS Life's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2003 related to this strategy.

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

IDS Life discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future fair values. Management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life, therefore, cannot be estimated by aggregating the amounts presented.

                                                               2003                               2002
(THOUSANDS)                                          CARRYING            FAIR           CARRYING            FAIR
FINANCIAL ASSETS                                      VALUE              VALUE            VALUE             VALUE
--------------------------------------------------------------------------------------------------------------------
Fixed maturities                                   $27,324,491       $27,324,491      $24,052,104       $24,052,104
Common stocks                                      $       120       $       120      $        21       $        21
Mortgage loans on real estate                      $ 3,180,020       $ 3,477,868      $ 3,417,651       $ 3,815,362
Cash and cash equivalents                          $ 1,234,742       $ 1,234,742      $ 4,424,061       $ 4,424,061
Other investments                                  $   137,792       $   141,179      $   110,574       $   108,813
Derivatives                                        $   163,237       $   163,237      $    24,016       $    24,016
Separate account assets                            $27,774,319       $27,774,319      $21,980,674       $21,980,674
--------------------------------------------------------------------------------------------------------------------

FINANCIAL LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Future policy benefits for fixed annuities         $24,873,303       $24,113,440      $21,911,497       $21,282,750
Derivatives                                        $     2,563       $     2,563      $     9,099       $     9,099
Separate account liabilities                       $24,281,415       $23,320,423      $19,391,316       $18,539,425
--------------------------------------------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1.4 billion and $1.4 billion, respectively, and policy loans of $55.8 million and $67.5 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3.5 billion and $2.6 billion, respectively.

                                    -- 20 --

Table of Contents of the Statement of Additional Information

Calculating Annuity Payouts                               p. 3

Rating Agencies                                           p. 4

Principal Underwriter                                     p. 4

Independent Auditors                                      p. 4

Financial Statements

--------------------------------------------------------------------------------
115  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Appendices

The purpose of these appendices is to illustrate the operation of various contract features and riders. In order to demonstrate these contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, fixed account and the fees and charges that apply to your contract.

--------------------------------------------------------------------------------
116  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Appendix A: Example -- Market Value Adjustment (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early surrenders."

General Examples

Assumptions:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

o we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

o after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year

Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations

The precise MVA formula we apply is as follows:

Early surrender amount x [( 1 + i )(to the power of n/12) - 1]= MVA
                          ------------------------------
                                 1 + j + .001

Where   i = rate earned in the GPA from which amounts are being transferred or surrendered.

        j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).

        n = number of months remaining in the current Guarantee Period
            (rounded up to the next month).

--------------------------------------------------------------------------------
117  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Examples -- MVA

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

o we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

o after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

   $1,000 x [(          1.030          )84/12 - 1] = -$39.84
                ---------------------
                  1 + .035 + .001

In this example, the MVA is a negative $39.84.

Example 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

   $1,000 x [(          1.030          )84/12 - 1] = $27.61
                ---------------------
                  1 + .025 + .001

In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

--------------------------------------------------------------------------------
118  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Appendix B: Example -- Surrender Charges

Full surrender charge calculation -- ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

o    we receive a single $100,000 purchase payment on Jan. 1, 2004; and

o you surrender the contract for its total value on July 1, 2007. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

o    you have made no surrenders prior to July 1, 2007.

We will look at two situations, one where the contract has a gain and another where there is a loss:

                                                                           Contract      Contract
                                                                           with Gain     with Loss
                              Contract Value at time of full surrender:      $120,000.00    $80,000.00

                                   Contract Value on prior anniversary:       115,000.00     85,000.00

STEP 1. We determine the Free Amount (FA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:

                                              Earnings in the Contract:        20,000.00          0.00

                         10% of the prior anniversary's contract value:        11,500.00      8,500.00
                                                                               ---------      --------
                                                           Free Amount:        20,000.00      8,500.00

STEP 2. We determine the FA that is from Purchase Payments:

                                                           Free Amount:        20,000.00      8,500.00

                                              Earnings in the contract:        20,000.00          0.00

                        Purchase Payments being Surrendered Free (PPF):             0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):

                              PR = [WD-FA] / [CV-FA]

                                                                   WD =       120,000.00     80,000.00    = the amount of
                                                                                                            the surrender


                                                                   FA =        20,000.00      8,500.00    = the free amount, step 1


                                                                   CV =       120,000.00     80,000.00    = the contract value at
                                                                                                            the time of the
                                                                                                            surrender

                                                                   PR =             100%          100%

STEP 4. We calculate Chargeable Purchase Payments  being Surrendered (CPP):

                              CPP = PR x (PP-PPF)

                                                                   PR =             100%          100%    = premium ratio, step 3

                                                                   PP =       100,000.00    100,000.00    = purchase payments not
                                                                                                            previously surrendered

                                                                  PPF =             0.00      8,500.00    = purchase payments being
                                                                                                            surrendered free, step 2

                                                                  CPP =       100,000.00     91,500.00

STEP 5. We calculate the Surrender Charges:

                                          Chargeable Purchase Payments:       100,000.00     91,500.00

                                           Surrender Charge Percentage:               7%            7%

                                                      Surrender Charge:         7,000.00      6,405.00

STEP 6. We calculate the Net Surrender Value:                                 120,000.00     80,000.00

                                            Contract Value Surrendered:        (7,000.00)    (6,405.00)

                        Contract Charge (assessed upon full surrender):           (30.00)       (30.00)

                                           Net Full Surrender Proceeds:       112,970.00     73,565.00

--------------------------------------------------------------------------------
119  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Partial surrender charge calculation - ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

o    we receive a single $100,000 purchase payment on Jan. 1, 2004; and

o you request a partial surrender of $50,000 on July 1, 2007. The surrender charge percentage is 7.0%; and

o    you have made no surrenders prior to July 1, 2007.

We will look at two situations, one where the contract has a gain and another where there is a loss:

                                                                         Contract        Contract
                                                                         with Gain       with Loss
                           Contract Value at time of partial surrender:  120,000.00  $ $80,000.00

                                   Contract Value on prior anniversary:  115,000.00     85,000.00

Step 1. We determine the Free Amount (FA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:

                                              Earnings in the contract:   20,000.00          0.00

                         10% of the prior anniversary's contract value:   11,500.00      8,500.00
                                                                          ---------      --------
                                                           Free Amount:   20,000.00      8,500.00

Step 2. We determine the Amount Free that is from Purchase Payments:

                                                           Free Amount:   20,000.00      8,500.00

                                              Earnings in the contract:   20,000.00          0.00

                        Purchase Payments being Surrendered Free (PPF):        0.00      8,500.00

Step 3. We calculate the Premium Ratio (PR):

                                                 PR = [WD-FA] / [CV-FA]

                                                                   WD =   50,000.00     50,000.00  = the amount of the surrender

                                                                   FA =   20,000.00      8,500.00  = the free amount, step 1

                                                                   CV =  120,000.00     80,000.00  = the contract value at the time
                                                                                                     of surrender

                                                                   PR =         30%           58%  = the premium ratio

Step 4. We calculate the Chargeable Purchase Payments being Surrendered (CPP):

                                                 CPP = PR x (PP -- PPF)

                                                                   PR =         30%           58%  = premium ratio, step 3

                                                                   PP =  100,000.00    100,000.00  = purchase payments not
                                                                                                     previously surrendered

                                                                  PPF =        0.00      8,500.00  = purchase payments being
                                                                                                     surrendered free, step 2

                                                                  CPP =   30,000.00     53,108.39  = chargeable purchase payments
                                                                                                     being surrendered

Step 5. We calculate the Surrender Charges:

                                          Chargeable Purchase Payments:   30,000.00  53,108.39.00

                                           Surrender Charge Percentage:          7%            7%

                                                      Surrender Charge:       2,100         3,718

Step 6. We calculate the Net Surrender Value:

                                            Contract Value Surrendered:   50,000.00     50,000.00

                                                      Surrender Charge:   (2,100.00)    (3,717.00)

                                           Net Full Surrender Proceeds:   47,900.00     46,282.41

--------------------------------------------------------------------------------
120  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Full surrender charge calculation -- three-year surrender charge schedule:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

o    we receive a single $100,000 purchase payment on Jan. 1, 2004; and

o you surrender the contract for its total value on July 1, 2005. The surrender charge percentage in the year after a purchase payment is 7.0%; and

o    you have made no surrenders prior to July 1, 2005.

We will look at two situations, one where the contract has a gain and another where there is a loss:

                                                                              Contract      Contract
                                                                              with Gain     with Loss
                              Contract Value at time of full surrender:      $120,000.00    $80,000.00

                                   Contract Value on prior anniversary:       115,000.00     85,000.00

Step 1. We determine the Free Amount (FA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:

                                              Earnings in the Contract:        20,000.00          0.00

                         10% of the prior anniversary's contract value:        11,500.00      8,500.00
                                                                               ---------      --------

                                                           Free Amount:        20,000.00      8,500.00

Step 2. We determine the FA that is from Purchase Payments:

                                                           Free Amount:        20,000.00      8,500.00

                                              Earnings in the contract:        20,000.00          0.00

                        Purchase Payments being Surrendered Free (PPF):             0.00      8,500.00

Step 3. We calculate the Premium Ratio (PR):
                              PR = [WD-FA] / [CV-FA]

                                                                   WD =       120,000.00     80,000.00 = the amount of the surrender


                                                                   FA =        20,000.00      8,500.00 = the free amount, step 1


                                                                   CV =       120,000.00     80,000.00 = the contract value at the
                                                                                                         time of the surrender

                                                                   PR =             100%          100%

Step 4. We calculate Chargeable Purchase Payments  being Surrendered (CPP):

                                                    CPP = PR x (PP-PPF)

                                                                   PR =             100%          100%
        = premium ratio, step 3

                                                                   PP =       100,000.00    100,000.00
        = purchase payments not previously surrendered

                                                                  PPF =             0.00      8,500.00
        = purchase payments being surrendered free, step 2

                                                                  CPP =       100,000.00     91,500.00

Step 5. We calculate the Surrender Charges:

                                          Chargeable Purchase Payments:       100,000.00     91,500.00

                                           Surrender Charge Percentage:               7%            7%

                                                      Surrender Charge:         7,000.00      6,405.00

Step 6. We calculate the Net Surrender Value:                                 120,000.00     80,000.00

                                            Contract Value Surrendered:        (7,000.00)    (6,405.00)

                        Contract Charge (assessed upon full surrender):           (30.00)       (30.00)

                                           Net Full Surrender Proceeds:       112,970.00     73,565.00

--------------------------------------------------------------------------------
121  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Partial surrender charge calculation -- three-year surrender charge schedule:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

o    we receive a single $100,000 purchase payment on Jan. 1, 2004; and

o you request a partial surrender of $50,000 on July 1, 2005. The surrender charge percentage is 7.0%; and

o    you have made no surrenders prior to July 1, 2005.

We will look at two situations, one where the contract has a gain and another where there is a loss:

                                                                              Contract      Contract
                                                                             with Gain     with Loss

                           Contract Value at time of partial surrender:      $120,000.00    $80,000.00

                                   Contract Value on prior anniversary:       115,000.00     85,000.00

Step 1. We determine the Free Amount (FA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:

                                              Earnings in the contract:        20,000.00          0.00

                         10% of the prior anniversary's contract value:        11,500.00      8,500.00
                                                                               ---------      --------
                                                           Free Amount:        20,000.00      8,500.00

Step 2. We determine the Amount Free that is from Purchase Payments:

                                                           Free Amount:        20,000.00      8,500.00

                                              Earnings in the contract:        20,000.00          0.00

                        Purchase Payments being Surrendered Free (PPF):             0.00      8,500.00

Step 3. We calculate the Premium Ratio (PR):

                              PR = [WD-FA] / [CV-FA]

                                                                   WD =        50,000.00     50,000.00 = the amount of the surrender

                                                                   FA =        20,000.00      8,500.00 = the free amount, step 1

                                                                   CV =       120,000.00     80,000.00 = the contract value at the
                                                                                                         time of surrender

                                                                   PR =              30%           58%
        = the premium ratio

Step 4. We calculate the Chargeable Purchase Payments  being Surrendered (CPP):

                              CPP = PR x (PP - PPF)

                                                                   PR =              30%           58% = premium ratio, step 3

                                                                   PP =       100,000.00    100,000.00 = purchase payments not
                                                                                                         previously surrendered

                                                                  PPF =             0.00      8,500.00 = purchase payments being
                                                                                                         surrendered free, step 2

                                                                  CPP =        30,000.00     53,108.39 = chargeable purchase
                                                                                                         payments being surrendered
Step 5. We calculate the Surrender Charges:

                                          Chargeable Purchase Payments:        30,000.00  53,108.39.00

                                           Surrender Charge Percentage:               7%            7%

                                                      Surrender Charge:            2,100         3,718

Step 6. We calculate the Net Surrender Value:

                                            Contract Value Surrendered:        50,000.00     50,000.00

                                                      Surrender Charge:        (2,100.00)    (3,717.00)

                                           Net Full Surrender Proceeds:        47,900.00     46,282.41

--------------------------------------------------------------------------------
122  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Appendix C: Example -- Optional Death Benefits

Example -- ROPP Death Benefit

     o You purchase the contract (with the ROPP rider) with a payment of $20,000 on Jan. 1, 2003.

     o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

         We calculate the death benefit on March 1, 2004 as follows:

         The total purchase payments minus adjustments for partial surrenders:

         Total purchase payments                                        $20,000

         minus adjusted partial surrenders, calculated as:

         $1,500 x $20,000
         ---------------- =                                             - 1,667
              $18,000                                                   --------

         for a death benefit of:                                        $18,333

Example -- MAV Death Benefit

o You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

         We calculate the death benefit on March 1, 2004 as follows:

         The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:         $24,000

         plus purchase payments made since that anniversary:                + 0

         minus adjusted partial surrenders, calculated as:

         $1,500 x $24,000
         ---------------- =                                             - 1,636
              $22,000                                                   --------

         for a death benefit of:                                        $22,364

Example -- 5-Year MAV Death Benefit

o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2008 (the fifth contract anniversary) the contract value grows to $30,000.

o On March 1, 2008 the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

         We calculate the death benefit on March 1, 2008 as follows:

         The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your 5-year contract anniversary contract values:  $30,000
         plus purchase payments made since that anniversary:                + 0
         minus adjusted partial surrenders, calculated as:

         $1,500 x $30,000
         ---------------- =                                             - 1,800
              $25,000                                                   --------

         for a death benefit of:                                        $28,200

--------------------------------------------------------------------------------
123  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

Example -- EEB Death Benefit

o You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:

    MAV death benefit amount (contract value):                         $110,000
    plus the EEB which equals 40% of earnings
      at death (MAV death benefit amount minus payments not
      previously surrendered):
      0.40 x ($110,000 - $100,000) =                                     +4,000
                                                                        --------
    Total death benefit of:                                            $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

    MAV death benefit amount (maximum anniversary value):              $110,000
    plus the EEB (40% of earnings at death):
      0.40 x ($110,000 - $100,000) =                                     +4,000
                                                                        --------
    Total death benefit of:                                            $114,000

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

    MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                 ($50,000 x $110,000)
      $110,000 - ------------------- =                                  $57,619
                      $105,000

    plus the EEB (40% of earnings at death):
      0.40 x ($57,619 - $55,000) =                                       +1,048
                                                                        --------
    Total death benefit of:                                             $58,667

o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:

    MAV death benefit amount (contract value):                         $200,000
    plus the EEB (40% of earnings at death)
      0.40 x 2.50 x ($55,000) =                                         +55,000
                                                                        --------
    Total death benefit of:                                            $255,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit on July 1, 2012 equals:

    MAV death benefit amount (contract value less purchase
     payment credits reversed)                                         $250,000
     plus the EEB (40% of earnings at death)
      0.40 x 2.50 x ($55,000) =                                         +55,000
                                                                        --------
   Total death benefit of:                                             $305,000

--------------------------------------------------------------------------------
124  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

o On July 1, 2013 the contract value remains $250,500 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:

    MAV death benefit amount (contract value):                         $250,500
      plus the EEB which equals 40% of earnings
      at death (the standard death benefit amount minus payments not previously surrendered):
      0.40 x ($250,500 - $105,000) =                                    +58,200
                                                                        --------
   Total death benefit of:                                             $308,700

Example -- EEP Death Benefit

o You purchase the contract with an exchange purchase payment of $100,000 on Jan. 1, 2003 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2004 equals:

    MAV death benefit amount (contract value):                         $110,000
    plus the EEP Part I which equals 40% of earnings
      at death (the MAV death benefit amount minus purchase payments not previously surrendered):
      0.40 x ($110,000 - $100,000) =                                     +4,000
                                                                        --------
    Total death benefit of:                                            $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

    MAV death benefit amount (maximum anniversary value):              $110,000
    plus the EEP Part I (40% of earnings at death):
      0.40 x ($110,000 - $100,000) =                                     +4,000
    plus the EEP Part II which in the third contract year
      equals 10% of exchange purchase payments identified at
      issue and not previously surrendered:
      0.10 x $100,000 =                                                 +10,000
                                                                        --------
    Total death benefit of:                                            $124,000

o On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

    MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                 ($50,000 x $110,000)
      $110,000 - -------------------- =                                 $57,619
                      $105,000

    plus the EEP Part I (40% of earnings at death):
      0.40 x ($57,619 - $55,000) =                                       +1,048

    plus the EEP Part II which in the third contract year
      equals 10% of exchange purchase payments identified at
      issue and not previously surrendered:
      0.10 x $55,000 =                                                   +5,500
                                                                        --------
    Total death benefit of:                                             $64,167

--------------------------------------------------------------------------------
125  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

    MAV death benefit amount (contract value):                         $200,000
    plus the EEP Part I (40% of earnings at death)
      .40 x (2.50 x $55,000) =                                          +55,000
    plus the EEP Part II which after the fourth contract
      year equals 20% of exchange purchase payments identified at issue
      and not previously surrendered: 0.20 x $55,000 =                  +11,000
                                                                        --------
    Total death benefit of:                                            $266,000

o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II. The death benefit on July 1, 2012 equals:

    MAV death benefit amount (contract value less purchase
      payment credits reversed):                                       $250,000
    plus the EEP Part I (40% of earnings at death)
      .40 x (2.50 x $55,000)=                                           +55,000
    plus the EEP Part II, which after the fourth contract year equals 20%
      of exchange purchase payments identified at issue and
      not previously surrendered: 0.20 x $55,000 =                      +11,000
                                                                        --------
    Total death benefit of:                                            $316,000

o On July 1, 2013 the contract value remains $250,500 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2013 equals:

    MAV death benefit amount (contract value):                         $250,500
    plus the EEP Part I which equals 40% of earnings
      at death (the MAV death benefit minus payments not
      previously surrendered):
      0.40 x ($250,500 - $105,000) =                                    +58,200
    plus the EEP Part II, which after the fourth contract
      year equals 20% of exchange purchase payments identified at issue
      and not previously surrendered: 0.20 x $55,000 =                  +11,000
                                                                        --------
    Total death benefit of:                                            $319,700

--------------------------------------------------------------------------------
126  AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS / RETIREMENT ADVISOR
    SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919


S-6273 D (8/04)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R)

        AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY

         AMERICAN EXPRESS RETIREMENT ADVISOR SELECT VARIABLE ANNUITY(R)

   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

     AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY

      AMERICAN EXPRESS RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY

                       IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

                          IDS LIFE VARIABLE ACCOUNT 10


                                  AUG. 16, 2004


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of the IDS Life Variable Account 10. Not all subaccounts of the IDS Life Variable Account 10 apply to your specific contract.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

Table of Contents

Calculating Annuity Payouts                              p.   3

Rating Agencies                                          p.   4

Principal Underwriter                                    p.   4

Independent Auditors                                     p.   4

Financial Statements

                          IDS LIFE VARIABLE ACCOUNT 10

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                          IDS LIFE VARIABLE ACCOUNT 10

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2003: $39,181,124; 2002: $37,418,102; and 2001:
$41,792,624. IDS Life retains no underwriting commission from the sale of the contract.

Independent Auditors


The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent auditors, as stated in their report appearing herein.




                          IDS LIFE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 336 segregated asset subaccounts of IDS Life Variable Account 10, referred to in Note 1, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 336 segregated asset subaccounts of IDS Life Variable Account 10, referred to in Note 1, at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 19, 2004

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003                                               BC3            BC2            BC1            BC5            BC4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    265,214   $ 38,110,710   $ 39,236,927   $    210,731   $    197,727
                                                            ------------------------------------------------------------------------
    at market value                                         $    262,955   $ 31,462,561   $ 30,930,713   $    240,033   $    224,838
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --         87,280             --            500             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     262,955     31,549,841     30,930,713        240,533        224,838
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                       131         21,275         26,628            221            238
Contract terminations                                                 56             --          2,160             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    187         21,275         28,788            221            238
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        262,768     31,402,617     30,813,239        240,312        224,600
Net assets applicable to contracts in payment period                  --        125,949         88,686             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    262,768   $ 31,528,566   $ 30,901,925   $    240,312   $    224,600
====================================================================================================================================
Accumulation units outstanding                                   329,041     39,538,144     39,132,942        241,258        226,273
====================================================================================================================================
Net asset value per accumulation unit                       $       0.80   $       0.79   $       0.79   $       1.00   $       0.99
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   CR3            CR2            CR1            CR5            CR4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    122,943   $ 57,577,051   $ 39,247,166   $  1,497,410   $    691,093
                                                            ------------------------------------------------------------------------
    at market value                                         $    132,859   $ 52,982,893   $ 34,188,580   $  1,685,090   $    767,890
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --         56,539         50,719         13,950             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     132,859     53,039,432     34,239,299      1,699,040        767,890
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                        66         35,443         29,013          1,458            775
Contract terminations                                              1,930             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,996         35,443         29,013          1,458            775
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        130,863     52,773,329     34,091,012      1,697,582        767,115
Net assets applicable to contracts in payment period                  --        230,660        119,274             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    130,863   $ 53,003,989   $ 34,210,286   $  1,697,582   $    767,115
====================================================================================================================================
Accumulation units outstanding                                   171,950     69,981,034     45,598,776      1,778,789        743,950
====================================================================================================================================
Net asset value per accumulation unit                       $       0.76   $       0.75   $       0.75   $       0.95   $       1.03
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    HC            CM3            CM2            CM1            CM5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $272,953,934   $    494,003   $223,165,390   $194,755,802   $ 12,891,964
                                                            ------------------------------------------------------------------------
    at market value                                         $196,660,987   $    494,003   $223,155,432   $194,743,425   $ 12,891,964
Dividends receivable                                                  --            988         90,722         78,716          5,195
Accounts receivable from IDS Life
  for contract purchase payments                                  77,368             --        418,238             --         79,045
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 196,738,355        494,991    223,664,392    194,822,141     12,976,204
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                   221,380          1,220        153,256        168,613         11,711
Contract terminations                                                 --             --             --        452,810             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                221,380          1,220        153,256        621,423         11,711
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    195,074,565        493,771    223,277,291    194,021,897     12,964,493
Net assets applicable to contracts in payment period           1,442,410             --        233,845        178,821             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $196,516,975   $    493,771   $223,511,136   $194,200,718   $ 12,964,493
====================================================================================================================================
Accumulation units outstanding                               158,775,087        446,734    203,753,434    178,579,750     13,022,118
====================================================================================================================================
Net asset value per accumulation unit                       $       1.23   $       1.11   $       1.10   $       1.09   $       1.00
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   CM4            HM             BD3            BD2            BD1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 11,974,686   $ 96,880,606   $  2,078,788   $230,216,019   $212,656,593
                                                            ------------------------------------------------------------------------
    at market value                                         $ 11,974,686   $ 96,870,797   $  2,095,456   $233,076,383   $215,329,658
Dividends receivable                                               4,805         39,677          6,926        742,590        685,097
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --            500        190,584         32,753
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  11,979,491     96,910,474      2,102,882    234,009,557    216,047,508
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    12,962        111,835          1,080        157,985        184,626
Contract terminations                                             19,058        174,212             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 32,020        286,047          1,080        157,985        184,626
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     11,947,471     96,504,370      2,101,802    232,862,552    215,076,748
Net assets applicable to contracts in payment period                  --        120,057             --        989,020        786,134
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 11,947,471   $ 96,624,427   $  2,101,802   $233,851,572   $215,862,882
====================================================================================================================================
Accumulation units outstanding                                12,046,525     79,090,338      1,690,966    188,938,506    176,012,816
====================================================================================================================================
Net asset value per accumulation unit                       $       0.99   $       1.22   $       1.24   $       1.23   $       1.22
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   BD5            BD4             HS            DE3            DE2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 14,802,576   $ 13,185,845   $318,386,803   $  1,261,085   $134,326,324
                                                            ------------------------------------------------------------------------
    at market value                                         $ 14,949,241   $ 13,297,820   $307,538,950   $  1,431,942   $155,414,862
Dividends receivable                                              46,539         41,271        992,787             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  40,741         16,925             --            963        413,492
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  15,036,521     13,356,016    308,531,737      1,432,905    155,828,354
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    13,205         14,047        352,051            694        101,274
Contract terminations                                                 --             --        297,791             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 13,205         14,047        649,842            694        101,274
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     15,023,316     13,327,211    305,505,075      1,432,211    155,169,859
Net assets applicable to contracts in payment period                  --         14,758      2,376,820             --        557,221
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 15,023,316   $ 13,341,969   $307,881,895   $  1,432,211   $155,727,080
====================================================================================================================================
Accumulation units outstanding                                13,984,240     12,451,962    225,390,979      1,238,693    134,485,575
====================================================================================================================================
Net asset value per accumulation unit                       $       1.07   $       1.07   $       1.36   $       1.16   $       1.15
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   DE1            DE5            DE4            EM3            EM2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 99,304,093   $  8,247,301   $  5,880,583   $  3,721,302   $  6,421,263
                                                            ------------------------------------------------------------------------
    at market value                                         $114,150,961   $  9,730,769   $  6,896,253   $  4,933,541   $  7,768,168
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 287,925             --            805             --         29,437
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 114,438,886      9,730,769      6,897,058      4,933,541      7,797,605
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    94,376          8,144          7,045          2,448          5,023
Contract terminations                                                 --          4,343             --            120             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 94,376         12,487          7,045          2,568          5,023
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    114,134,587      9,718,282      6,890,013        111,351      7,787,699
Net assets applicable to contracts in payment period             209,923             --             --             --          4,883
Net assets applicable to seed money                                   --             --             --      4,819,622             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $114,344,510   $  9,718,282   $  6,890,013   $  4,930,973   $  7,792,582
====================================================================================================================================
Accumulation units outstanding                                99,775,932      8,341,741      5,975,704        115,496      8,256,469
====================================================================================================================================
Net asset value per accumulation unit                       $       1.14   $       1.17   $       1.15   $       0.96   $       0.94
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   EM1            EM5            EM4            ES3            ES2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  4,981,476   $    533,300   $    338,352   $    548,054   $ 38,667,109
                                                            ------------------------------------------------------------------------
    at market value                                         $  6,088,369   $    635,398   $    397,604   $    612,191   $ 44,314,655
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   2,696             --             75             40         89,744
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   6,091,065        635,398        397,679        612,231     44,404,399
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     4,980            555            419            321         29,361
Contract terminations                                                 --         18,754             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  4,980         19,309            419            321         29,361
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      6,086,085        616,089        397,260        611,910     44,328,500
Net assets applicable to contracts in payment period                  --             --             --             --         46,538
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  6,086,085   $    616,089   $    397,260   $    611,910   $ 44,375,038
====================================================================================================================================
Accumulation units outstanding                                 6,500,570        491,862        318,353        578,162     42,780,158
====================================================================================================================================
Net asset value per accumulation unit                       $       0.94   $       1.25   $       1.25   $       1.06   $       1.04
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   ES1            ES5            ES4            GB3            GB2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 26,299,262   $  4,366,031   $  2,393,396   $    918,392   $ 63,233,149
                                                            ------------------------------------------------------------------------
    at market value                                         $ 30,362,696   $  5,001,432   $  2,772,573   $    950,342   $ 68,455,137
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  28,691             --          2,796            500        213,658
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  30,391,387      5,001,432      2,775,369        950,842     68,668,795
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    25,502          4,420          2,948            502         45,512
Contract terminations                                                 --         39,443             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 25,502         43,863          2,948            502         45,512
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     30,352,473      4,957,569      2,764,840        950,340     68,601,829
Net assets applicable to contracts in payment period              13,412             --          7,581             --         21,454
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 30,365,885   $  4,957,569   $  2,772,421   $    950,340   $ 68,623,283
====================================================================================================================================
Accumulation units outstanding                                29,449,779      4,649,264      2,602,413        713,692     51,936,262
====================================================================================================================================
Net asset value per accumulation unit                       $       1.03   $       1.07   $       1.06   $       1.33   $       1.32
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   GB1            GB5            GB4             HY            GR3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 64,753,925   $  4,748,683   $  5,854,116   $ 95,032,933   $    892,292
                                                            ------------------------------------------------------------------------
    at market value                                         $ 70,701,064   $  4,952,031   $  6,135,944   $101,992,450   $    950,294
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 212,476         15,750         26,272          8,783             69
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  70,913,540      4,967,781      6,162,216    102,001,233        950,363
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    59,736          4,271          6,411        115,269            465
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 59,736          4,271          6,411        115,269            465
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     70,845,549      4,963,510      6,155,805    101,528,272        949,898
Net assets applicable to contracts in payment period               8,255             --             --        357,692             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 70,853,804   $  4,963,510   $  6,155,805   $101,885,964   $    949,898
====================================================================================================================================
Accumulation units outstanding                                54,099,692      3,885,214      4,839,289     70,975,713      1,663,504
====================================================================================================================================
Net asset value per accumulation unit                       $       1.31   $       1.28   $       1.27   $       1.43   $       0.57
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   GR2            GR1            GR5            GR4            EI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $164,247,393   $136,657,285   $  4,704,430   $  2,416,039   $  4,467,230
                                                            ------------------------------------------------------------------------
    at market value                                         $110,282,061   $ 83,946,700   $  5,185,266   $  2,632,345   $  4,635,245
Dividends receivable                                                  --             --             --             --         31,442
Accounts receivable from IDS Life
  for contract purchase payments                                 153,308             --         19,083          1,103          2,083
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 110,435,369     83,946,700      5,204,349      2,633,448      4,668,770
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    74,005         71,499          4,554          2,702          2,430
Contract terminations                                                 --         16,817             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 74,005         88,316          4,554          2,702          2,430
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    110,150,939     83,750,157      5,199,795      2,630,746      4,666,340
Net assets applicable to contracts in payment period             210,425        108,227             --             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $110,361,364   $ 83,858,384   $  5,199,795   $  2,630,746   $  4,666,340
====================================================================================================================================
Accumulation units outstanding                               192,314,367    147,484,849      5,647,346      2,867,940      4,229,650
====================================================================================================================================
Net asset value per accumulation unit                       $       0.57   $       0.57   $       0.92   $       0.92   $       1.10
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   EI2            EI1            EI5            EI4             HV
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $190,416,789   $214,274,868   $ 17,059,336   $ 16,656,430   $335,061,580
                                                            ------------------------------------------------------------------------
    at market value                                         $193,000,461   $213,089,132   $ 18,314,745   $ 17,861,986   $260,279,376
Dividends receivable                                           1,222,754      1,355,254        113,691        111,389      1,680,344
Accounts receivable from IDS Life
  for contract purchase payments                                 323,022        220,579        460,153         39,120        293,412
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 194,546,237    214,664,965     18,888,589     18,012,495    262,253,132
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                   128,842        180,888         15,969         18,764        295,139
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                128,842        180,888         15,969         18,764        295,139
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    193,808,266    214,016,658     18,872,620     17,989,375    260,717,279
Net assets applicable to contracts in payment period             609,129        467,419             --          4,356      1,240,714
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $194,417,395   $214,484,077   $ 18,872,620   $ 17,993,731   $261,957,993
====================================================================================================================================
Accumulation units outstanding                               177,150,454    197,358,423     16,279,628     15,576,228    211,533,259
====================================================================================================================================
Net asset value per accumulation unit                       $       1.09   $       1.08   $       1.16   $       1.15   $       1.23
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   IE3            IE2            IE1            IE5            IE4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     93,317   $ 16,169,869   $ 14,776,642   $    325,731   $    454,244
                                                            ------------------------------------------------------------------------
    at market value                                         $    100,276   $ 16,456,021   $ 14,763,138   $    363,764   $    532,795
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --          4,114         72,451          3,974          1,536
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     100,276     16,460,135     14,835,589        367,738        534,331
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                        50         10,853         12,235            266            517
Contract terminations                                                 80             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    130         10,853         12,235            266            517
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        100,146     16,357,726     14,739,805        367,472        533,814
Net assets applicable to contracts in payment period                  --         91,556         83,549             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    100,146   $ 16,449,282   $ 14,823,354   $    367,472   $    533,814
====================================================================================================================================
Accumulation units outstanding                                   143,293     23,613,628     21,462,131        339,910        495,508
====================================================================================================================================
Net asset value per accumulation unit                       $       0.70   $       0.69   $       0.69   $       1.08   $       1.08
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    HI            MF3            MF2            MF1            MF5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $249,755,207   $    202,326   $ 81,875,537   $ 79,446,072   $  1,596,730
                                                            ------------------------------------------------------------------------
    at market value                                         $160,771,631   $    215,559   $ 76,827,891   $ 70,848,467   $  1,747,295
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  76,047             --         39,971             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 160,847,678        215,559     76,867,862     70,848,467      1,747,295
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                   180,909             97         51,791         60,669          1,519
Contract terminations                                                 --             --             --         65,790         26,180
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                180,909             97         51,791        126,459         27,699
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    159,994,321        215,462     76,305,949     70,173,758      1,719,596
Net assets applicable to contracts in payment period             672,448             --        510,122        548,250             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $160,666,769   $    215,462   $ 76,816,071   $ 70,722,008   $  1,719,596
====================================================================================================================================
Accumulation units outstanding                               169,532,741        221,288     79,035,356     73,310,340      1,608,301
====================================================================================================================================
Net asset value per accumulation unit                       $       0.94   $       0.97   $       0.97   $       0.96   $       1.07
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   MF4             HD            ND3            ND2            ND1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,084,811   $432,643,277   $  2,486,929   $456,044,541   $406,557,333
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,192,499   $346,816,780   $  2,708,322   $396,851,699   $328,443,406
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --             --        220,981         22,422
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,192,499    346,816,780      2,708,322    397,072,680    328,465,828
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     1,243        392,120          1,366        266,516        280,525
Contract terminations                                              1,539        158,145             45             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,782        550,265          1,411        266,516        280,525
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,189,717    341,897,038      2,706,911    395,447,580    326,571,261
Net assets applicable to contracts in payment period                  --      4,369,477             --      1,358,584      1,614,042
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,189,717   $346,266,515   $  2,706,911   $396,806,164   $328,185,303
====================================================================================================================================
Accumulation units outstanding                                 1,116,974    229,324,582      3,155,105    464,876,407    387,251,201
====================================================================================================================================
Net asset value per accumulation unit                       $       1.07   $       1.49   $       0.86   $       0.85   $       0.84
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   ND5            ND4             HG            SV3            SV2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 15,924,422   $ 11,071,558   $1,025,391,258 $  1,038,052   $ 71,516,692
                                                            ------------------------------------------------------------------------
    at market value                                         $ 17,834,306   $ 12,276,893   $  995,449,597 $  1,258,723   $ 86,544,583
Dividends receivable                                                  --             --               --           --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  75,230          6,824               --          120        126,196
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --               --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  17,909,536     12,283,717      995,449,597    1,258,843     86,670,779
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    15,614         12,940        1,124,370          619         57,404
Contract terminations                                                 --             --          117,311           --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --               --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 15,614         12,940        1,241,681          619         57,404
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     17,893,922     12,259,695      988,012,696    1,258,224     86,473,046
Net assets applicable to contracts in payment period                  --         11,082        6,195,220           --        140,329
Net assets applicable to seed money                                   --             --               --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 17,893,922   $ 12,270,777   $  994,207,916 $  1,258,224   $ 86,613,375
====================================================================================================================================
Accumulation units outstanding                                18,133,145     12,470,560      626,084,907      982,085     67,608,513
====================================================================================================================================
Net asset value per accumulation unit                       $       0.99   $       0.98   $         1.58 $       1.28   $       1.28
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   SV1            SV5            SV4            IV3            IV2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 46,889,320   $  7,054,986   $  5,149,215   $    967,304   $ 76,068,425
                                                            ------------------------------------------------------------------------
    at market value                                         $ 57,376,349   $  8,641,952   $  6,126,985   $  1,066,878   $ 79,948,575
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  19,826         19,971             --             --        111,829
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  57,396,175      8,661,923      6,126,985      1,066,878     80,060,404
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    48,303          7,660          6,503            524         53,097
Contract terminations                                                 --             --          5,513             57             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 48,303          7,660         12,016            581         53,097
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     57,175,817      8,654,263      6,114,969      1,066,297     79,841,578
Net assets applicable to contracts in payment period             172,055             --             --             --        165,729
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 57,347,872   $  8,654,263   $  6,114,969   $  1,066,297   $ 80,007,307
====================================================================================================================================
Accumulation units outstanding                                44,917,654      7,181,405      5,093,272      1,380,994    103,587,445
====================================================================================================================================
Net asset value per accumulation unit                       $       1.27   $       1.21   $       1.20   $       0.77   $       0.77
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   IV1            IV5            IV4            FI3            FI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 69,301,456   $  5,774,488   $  4,742,282   $  1,350,184   $189,088,752
                                                            ------------------------------------------------------------------------
    at market value                                         $ 70,104,802   $  6,512,230   $  5,416,879   $  1,338,554   $188,886,489
Dividends receivable                                                  --             --             --          3,076        416,948
Accounts receivable from IDS Life
  for contract purchase payments                                 190,833         98,166         46,652             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  70,295,635      6,610,396      5,463,531      1,341,630    189,303,437
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    59,225          5,745          5,722            701        129,175
Contract terminations                                                 --             --             --             --        416,646
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 59,225          5,745          5,722            701        545,821
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     69,930,993      6,604,651      5,457,809      1,340,929    187,876,214
Net assets applicable to contracts in payment period             305,417             --             --             --        881,402
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 70,236,410   $  6,604,651   $  5,457,809   $  1,340,929   $188,757,616
====================================================================================================================================
Accumulation units outstanding                                91,397,890      6,543,918      5,427,800      1,097,261    155,717,963
====================================================================================================================================
Net asset value per accumulation unit                       $       0.77   $       1.01   $       1.01   $       1.22   $       1.21
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   FI1            FI5            FI4            SC3            SC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $161,533,940   $ 15,284,841   $ 13,698,454   $    743,925   $ 48,692,819
                                                            ------------------------------------------------------------------------
    at market value                                         $161,835,140   $ 15,145,192   $ 13,592,287   $    862,989   $ 58,368,853
Dividends receivable                                             356,269         33,035         29,858             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --        427,256         26,541            431         67,649
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 162,191,409     15,605,483     13,648,686        863,420     58,436,502
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                   139,780         13,638         14,811            413         38,742
Contract terminations                                             57,936             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                197,716         13,638         14,811            413         38,742
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    161,729,348     15,591,845     13,633,875        863,007     58,164,131
Net assets applicable to contracts in payment period             264,345             --             --             --        233,629
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $161,993,693   $ 15,591,845   $ 13,633,875   $    863,007   $ 58,397,760
====================================================================================================================================
Accumulation units outstanding                               135,202,259     14,901,719     13,078,535        659,735     44,626,639
====================================================================================================================================
Net asset value per accumulation unit                       $       1.20   $       1.05   $       1.04   $       1.31   $       1.30
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   SC1            SC5            SC4            ST3            ST2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 43,065,590   $  2,898,023   $  2,187,325   $  2,001,664   $  5,402,250
                                                            ------------------------------------------------------------------------
    at market value                                         $ 51,297,236   $  3,632,705   $  2,656,219   $  1,848,293   $  6,009,420
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  72,701          9,734         15,669             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  51,369,937      3,642,439      2,671,888      1,848,293      6,009,420
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    43,129          3,154          2,719            918          4,009
Contract terminations                                                 --             --             --             --         11,298
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 43,129          3,154          2,719            918         15,307
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     51,309,212      3,639,285      2,656,621          3,452      5,994,113
Net assets applicable to contracts in payment period              17,596             --         12,548             --             --
Net assets applicable to seed money                                   --             --             --      1,843,923             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 51,326,808   $  3,639,285   $  2,669,169   $  1,847,375   $  5,994,113
====================================================================================================================================
Accumulation units outstanding                                39,708,587      2,919,527      2,139,167          3,739      6,424,100
====================================================================================================================================
Net asset value per accumulation unit                       $       1.29   $       1.25   $       1.24   $       0.92   $       0.93
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   ST1            ST5            ST4            SA3            SA2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  4,497,731   $    767,266   $    355,241   $    151,207   $ 89,324,811
                                                            ------------------------------------------------------------------------
    at market value                                         $  5,010,395   $    859,471   $    396,721   $    156,865   $ 42,789,356
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --             --             --          2,145
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   5,010,395        859,471        396,721        156,865     42,791,501
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     4,233            769            418             81         28,929
Contract terminations                                              9,751         39,218             --            864             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 13,984         39,987            418            945         28,929
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      4,992,553        819,484        396,303        155,920     42,637,108
Net assets applicable to contracts in payment period               3,858             --             --             --        125,464
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  4,996,411   $    819,484   $    396,303   $    155,920   $ 42,762,572
====================================================================================================================================
Accumulation units outstanding                                 5,376,146        834,076        404,804        221,012     60,914,592
====================================================================================================================================
Net asset value per accumulation unit                       $       0.93   $       0.98   $       0.98   $       0.71   $       0.70
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   SA1            SA5            SA4             HA            3CA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 81,049,060   $    325,440   $    356,960   $299,838,913   $  1,060,269
                                                            ------------------------------------------------------------------------
    at market value                                         $ 35,487,279   $    358,798   $    408,302   $145,340,189   $    746,847
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   3,963         10,066            337             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --            439
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  35,491,242        368,864        408,639    145,340,189        747,286
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    30,544            291            440        163,948            376
Contract terminations                                                 --             --             --         29,152             63
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 30,544            291            440        193,100            439
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     35,344,258        368,573        408,199    144,284,820        746,847
Net assets applicable to contracts in payment period             116,440             --             --        862,269             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 35,460,698   $    368,573   $    408,199   $145,147,089   $    746,847
====================================================================================================================================
Accumulation units outstanding                                50,933,903        400,751        445,516    152,799,091        867,096
====================================================================================================================================
Net asset value per accumulation unit                       $       0.69   $       0.92   $       0.92   $       0.94   $       0.86
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   2CA            1CA            3AC            2AC            1AC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 57,089,371   $ 58,514,018   $     73,798   $ 16,827,960   $ 10,342,756
                                                            ------------------------------------------------------------------------
    at market value                                         $ 38,164,407   $ 37,448,321   $     79,986   $ 18,772,468   $ 11,402,653
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   7,462             --             --         33,607         19,612
Receivable from mutual funds and portfolios
  for share redemptions                                           26,068         46,504             30         12,400          9,593
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  38,197,937     37,494,825         80,016     18,818,475     11,431,858
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    26,068         32,522             30         12,400          9,593
Contract terminations                                                 --         13,982             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        7,462             --             --         33,607         19,612
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 33,530         46,504             30         46,007         29,205
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     38,088,715     37,363,432         79,986     18,772,468     11,402,653
Net assets applicable to contracts in payment period              75,692         84,889             --             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 38,164,407   $ 37,448,321   $     79,986   $ 18,772,468   $ 11,402,653
====================================================================================================================================
Accumulation units outstanding                                44,598,959     44,130,072         84,872     20,014,514     12,215,073
====================================================================================================================================
Net asset value per accumulation unit                       $       0.85   $       0.85   $       0.94   $       0.94   $       0.93
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   5AC            4AC            3CD            2CD            1CD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,197,611   $    839,431   $    364,871   $ 25,975,441   $ 27,132,572
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,381,184   $    970,674   $    362,008   $ 26,157,061   $ 27,186,569
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   2,662            578             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,196          1,006            259         18,308         32,143
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,385,042        972,258        362,267     26,175,369     27,218,712
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     1,196          1,006            182         17,875         23,621
Contract terminations                                                 --             --             77            433          8,522
Payable to mutual funds and portfolios
  for investments purchased                                        2,662            578             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  3,858          1,584            259         18,308         32,143
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,381,184        970,674        362,008     26,127,450     27,171,910
Net assets applicable to contracts in payment period                  --             --             --         29,611         14,659
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,381,184   $    970,674   $    362,008   $ 26,157,061   $ 27,186,569
====================================================================================================================================
Accumulation units outstanding                                 1,386,236        977,840        273,552     19,914,701     20,889,081
====================================================================================================================================
Net asset value per accumulation unit                       $       1.00   $       0.99   $       1.32   $       1.31   $       1.30
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   3AD            2AD            1AD            5AD            4AD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    239,239   $  9,634,717   $  6,462,702   $  1,067,875   $    700,088
                                                            ------------------------------------------------------------------------
    at market value                                         $    291,866   $ 11,188,977   $  7,518,603   $  1,288,056   $    828,276
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --             --            492            330
Receivable from mutual funds and portfolios
  for share redemptions                                              164          8,801          6,484          1,129            858
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     292,030     11,197,778      7,525,087      1,289,677        829,464
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                       164          7,462          6,379          1,129            858
Contract terminations                                                 --          1,339            105             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --            492            330
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    164          8,801          6,484          1,621          1,188
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        291,866     11,188,977      7,491,527      1,288,056        828,276
Net assets applicable to contracts in payment period                  --             --         27,076             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    291,866   $ 11,188,977   $  7,518,603   $  1,288,056   $    828,276
====================================================================================================================================
Accumulation units outstanding                                   283,520     10,923,529      7,348,324      1,198,319        773,586
====================================================================================================================================
Net asset value per accumulation unit                       $       1.03   $       1.02   $       1.02   $       1.07   $       1.07
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                    HW            3AL            2AL            1AL            5AL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $601,375,743   $    804,966   $ 70,626,115   $ 46,349,897   $  8,510,450
                                                            ------------------------------------------------------------------------
    at market value                                         $593,290,807   $    950,672   $ 80,249,407   $ 52,907,776   $  9,820,833
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --         68,298          3,613         11,162
Receivable from mutual funds and portfolios
  for share redemptions                                          893,212            486         53,595         44,847          8,741
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 594,184,019        951,158     80,371,300     52,956,236      9,840,736
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                   676,200            486         53,595         44,847          8,741
Contract terminations                                            217,012             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --         68,298          3,613         11,162
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                893,212            486        121,893         48,460         19,903
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    591,089,873        950,672     80,181,913     52,825,153      9,820,833
Net assets applicable to contracts in payment period           2,200,934             --         67,494         82,623             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $593,290,807   $    950,672   $ 80,249,407   $ 52,907,776   $  9,820,833
====================================================================================================================================
Accumulation units outstanding                               385,661,996        969,012     82,114,393     54,357,994      9,283,854
====================================================================================================================================
Net asset value per accumulation unit                       $       1.53   $       0.98   $       0.98   $       0.97   $       1.06
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4AL            3AB            2AB            1AB            5AB
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  6,793,593   $    466,741   $ 36,207,542   $ 24,669,109   $  6,081,731
                                                            ------------------------------------------------------------------------
    at market value                                         $  7,733,858   $    622,500   $ 45,387,269   $ 31,481,215   $  7,631,496
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   2,127             94        106,965         47,028             --
Receivable from mutual funds and portfolios
  for share redemptions                                            8,288            304         29,822         26,297          7,927
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   7,744,273        622,898     45,524,056     31,554,540      7,639,423
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     8,288            304         29,822         26,297          6,697
Contract terminations                                                 --             --             --             --          1,230
Payable to mutual funds and portfolios
  for investments purchased                                        2,127             94        106,965         47,028             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 10,415            398        136,787         73,325          7,927
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      7,733,858        622,500     45,384,113     31,475,063      7,631,496
Net assets applicable to contracts in payment period                  --             --          3,156          6,152             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  7,733,858   $    622,500   $ 45,387,269   $ 31,481,215   $  7,631,496
====================================================================================================================================
Accumulation units outstanding                                 7,338,639        472,334     34,604,184     24,113,666      5,621,265
====================================================================================================================================
Net asset value per accumulation unit                       $       1.05   $       1.32   $       1.31   $       1.31   $       1.36
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4AB            3IF            2IF            1IF            3AI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  4,261,588   $    453,525   $ 30,951,973   $ 35,077,463   $      3,676
                                                            ------------------------------------------------------------------------
    at market value                                         $  5,299,440   $    425,263   $ 22,318,222   $ 24,366,760   $      4,269
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   5,552             --             --             --              6
Receivable from mutual funds and portfolios
  for share redemptions                                            5,633          1,135         23,327         28,732              3
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   5,310,625        426,398     22,341,549     24,395,492          4,278
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     5,633            216         15,294         21,132              3
Contract terminations                                                 --            919          8,033          7,600             --
Payable to mutual funds and portfolios
  for investments purchased                                        5,552             --             --             --              6
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 11,185          1,135         23,327         28,732              9
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      5,299,440        425,263     22,212,337     24,361,031          4,269
Net assets applicable to contracts in payment period                  --             --        105,885          5,729             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  5,299,440   $    425,263   $ 22,318,222   $ 24,366,760   $      4,269
====================================================================================================================================
Accumulation units outstanding                                 3,918,334        517,068     27,255,638     30,150,201          4,687
====================================================================================================================================
Net asset value per accumulation unit                       $       1.35   $       0.82   $       0.81   $       0.81   $       0.91
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   2AI            1AI            5AI            4AI            3VA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 17,652,659   $ 12,560,462   $  2,600,872   $  1,036,309   $  1,031,832
                                                            ------------------------------------------------------------------------
    at market value                                         $ 19,593,216   $ 13,968,120   $  2,939,000   $  1,174,929   $  1,222,822
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  51,031         53,758             --            327             --
Receivable from mutual funds and portfolios
  for share redemptions                                           13,004         11,636          5,818          1,241            681
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  19,657,251     14,033,514      2,944,818      1,176,497      1,223,503
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    13,004         11,636          2,577          1,241            608
Contract terminations                                                 --             --          3,241             --             73
Payable to mutual funds and portfolios
  for investments purchased                                       51,031         53,758             --            327             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 64,035         65,394          5,818          1,568            681
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     19,541,528     13,958,577      2,939,000      1,174,929      1,222,822
Net assets applicable to contracts in payment period              51,688          9,543             --             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 19,593,216   $ 13,968,120   $  2,939,000   $  1,174,929   $  1,222,822
====================================================================================================================================
Accumulation units outstanding                                21,555,074     15,470,716      2,811,882      1,128,447        904,476
====================================================================================================================================
Net asset value per accumulation unit                       $       0.91   $       0.90   $       1.05   $       1.04   $       1.35
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   2VA            1VA             HP            3AV            2AV
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 52,468,660   $ 54,647,610   $385,950,198   $    665,230   $ 73,706,467
                                                            ------------------------------------------------------------------------
    at market value                                         $ 62,152,651   $ 65,590,271   $459,012,624   $    774,651   $ 85,934,060
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   1,768         23,116        107,027             --         78,721
Receivable from mutual funds and portfolios
  for share redemptions                                           42,162         56,524        519,451            408         57,327
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  62,196,581     65,669,911    459,639,102        775,059     86,070,108
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    42,162         56,524        519,451            408         57,327
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        1,768         23,116        107,027             --         78,721
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 43,930         79,640        626,478            408        136,048
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     61,968,847     65,308,859    457,894,539        774,651     85,880,950
Net assets applicable to contracts in payment period             183,804        281,412      1,118,085             --         53,110
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 62,152,651   $ 65,590,271   $459,012,624   $    774,651   $ 85,934,060
====================================================================================================================================
Accumulation units outstanding                                46,231,780     49,144,903    228,247,122        672,697     74,983,782
====================================================================================================================================
Net asset value per accumulation unit                       $       1.34   $       1.33   $       2.01   $       1.15   $       1.15
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1AV            5AV            4AV            3SR            2SR
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 49,727,213   $  8,697,782   $  5,721,737   $      7,977   $ 13,741,504
                                                            ------------------------------------------------------------------------
    at market value                                         $ 58,013,766   $ 10,173,748   $  6,686,344   $      7,834   $ 14,117,071
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  84,195         24,545         13,712             13         53,047
Receivable from mutual funds and portfolios
  for share redemptions                                           49,112          8,988          7,053              4          9,465
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  58,147,073     10,207,281      6,707,109          7,851     14,179,583
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    49,112          8,988          7,053              4          9,465
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       84,195         24,545         13,712             --         53,047
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                133,307         33,533         20,765              4         62,512
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     57,686,003     10,173,748      6,686,344          7,847     14,069,827
Net assets applicable to contracts in payment period             327,763             --             --             --         47,244
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 58,013,766   $ 10,173,748   $  6,686,344   $      7,847   $ 14,117,071
====================================================================================================================================
Accumulation units outstanding                                50,606,817      8,977,362      5,922,275          8,478     15,315,198
====================================================================================================================================
Net asset value per accumulation unit                       $       1.14   $       1.13   $       1.13   $       0.93   $       0.92
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1SR            5SR            4SR            3EG            2EG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 12,783,283   $  1,217,788   $    738,887   $    495,126   $ 21,474,579
                                                            ------------------------------------------------------------------------
    at market value                                         $ 12,862,673   $  1,322,457   $    796,881   $    463,909   $ 17,780,504
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   5,140          2,159             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           10,923          1,176            843          1,378         13,572
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  12,878,736      1,325,792        797,724        465,287     17,794,076
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    10,923          1,176            843            232         12,166
Contract terminations                                                 --             --             --          1,146          1,406
Payable to mutual funds and portfolios
  for investments purchased                                        5,140          2,159             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 16,063          3,335            843          1,378         13,572
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     12,859,496      1,322,457        796,881        463,909     17,770,751
Net assets applicable to contracts in payment period               3,177             --             --             --          9,753
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 12,862,673   $  1,322,457   $    796,881   $    463,909   $ 17,780,504
====================================================================================================================================
Accumulation units outstanding                                14,099,598      1,271,819        769,056        431,332     16,665,386
====================================================================================================================================
Net asset value per accumulation unit                       $       0.91   $       1.04   $       1.04   $       1.08   $       1.07
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1EG             HT            3CG            2CG            1CG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 23,093,232   $464,721,851   $     74,296   $  8,149,428   $  5,287,177
                                                            ------------------------------------------------------------------------
    at market value                                         $ 18,881,709   $402,465,065   $     77,613   $  8,511,581   $  5,518,609
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  23,661        100,279             --         17,764             --
Receivable from mutual funds and portfolios
  for share redemptions                                           16,378        458,337             30          4,504         21,985
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  18,921,748    403,023,681         77,643      8,533,849      5,540,594
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    16,378        458,337             30          4,504          3,685
Contract terminations                                                 --             --             38             --         18,300
Payable to mutual funds and portfolios
  for investments purchased                                       23,661        100,279             --         17,764             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 40,039        558,616             68         22,268         21,985
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     18,864,382    401,793,348         77,575      8,511,581      5,470,773
Net assets applicable to contracts in payment period              17,327        671,717             --             --         47,836
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 18,881,709   $402,465,065   $     77,575   $  8,511,581   $  5,518,609
====================================================================================================================================
Accumulation units outstanding                                17,843,553    313,369,549         89,686      9,884,920      6,383,878
====================================================================================================================================
Net asset value per accumulation unit                       $       1.06   $       1.28   $       0.86   $       0.86   $       0.86
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   5CG            4CG            3GI            2GI            1GI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,222,208   $    919,485   $  1,135,864   $118,217,733   $124,977,093
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,275,318   $    959,944   $  1,156,548   $109,671,222   $114,259,329
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     272          2,075            783         33,135             --
Receivable from mutual funds and portfolios
  for share redemptions                                              878            802            574         74,223        145,893
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,276,468        962,821      1,157,905    109,778,580    114,405,222
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                       878            802            574         74,223         98,440
Contract terminations                                                 --             --             --             --         47,453
Payable to mutual funds and portfolios
  for investments purchased                                          272          2,075            783         33,135             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,150          2,877          1,357        107,358        145,893
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,275,318        959,944      1,154,951    109,390,283    113,959,404
Net assets applicable to contracts in payment period                  --             --          1,597        280,939        299,925
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,275,318   $    959,944   $  1,156,548   $109,671,222   $114,259,329
====================================================================================================================================
Accumulation units outstanding                                 1,338,281      1,010,664      1,249,110    119,333,770    125,389,539
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       0.95   $       0.92   $       0.92   $       0.91
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   3FG            2FG            1FG            5FG            4FG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    403,811   $108,643,314   $ 74,906,225   $ 15,000,213   $ 10,343,978
                                                            ------------------------------------------------------------------------
    at market value                                         $    438,012   $120,614,687   $ 82,504,947   $ 16,656,456   $ 11,471,567
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --        227,160        168,804         49,328         36,758
Receivable from mutual funds and portfolios
  for share redemptions                                           24,311         79,624         68,614         14,412         11,980
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     462,323    120,921,471     82,742,365     16,720,196     11,520,305
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                       236         79,624         68,614         14,412         11,980
Contract terminations                                             24,075             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --        227,160        168,804         49,328         36,758
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 24,311        306,784        237,418         63,740         48,738
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        438,012    120,451,153     82,327,177     16,656,456     11,471,567
Net assets applicable to contracts in payment period                  --        163,534        177,770             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    438,012   $120,614,687   $ 82,504,947   $ 16,656,456   $ 11,471,567
====================================================================================================================================
Accumulation units outstanding                                   431,775    119,283,723     81,919,463     15,940,490     11,020,248
====================================================================================================================================
Net asset value per accumulation unit                       $       1.01   $       1.01   $       1.00   $       1.04   $       1.04
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   3MP            2MP            1MP            3FM            2FM
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,496,467   $101,166,968   $102,746,950   $    550,604   $112,374,104
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,927,705   $132,195,110   $134,646,674   $    652,393   $139,868,026
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     662         31,276             --             47        245,531
Receivable from mutual funds and portfolios
  for share redemptions                                              961         90,088        155,428            307         92,859
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,929,328    132,316,474    134,802,102        652,747    140,206,416
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                       961         90,088        116,745            307         92,859
Contract terminations                                                 --             --         38,683             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          662         31,276             --             47        245,531
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,623        121,364        155,428            354        338,390
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,927,705    131,811,698    134,432,771        652,393    139,701,424
Net assets applicable to contracts in payment period                  --        383,412        213,903             --        166,602
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,927,705   $132,195,110   $134,646,674   $    652,393   $139,868,026
====================================================================================================================================
Accumulation units outstanding                                   983,994     67,862,984     69,808,225        509,599    109,646,541
====================================================================================================================================
Net asset value per accumulation unit                       $       1.96   $       1.94   $       1.93   $       1.28   $       1.27
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1FM            5FM            4FM            3OS            2OS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 73,242,166   $ 15,195,618   $  9,916,861   $    109,500   $ 31,636,906
                                                            ------------------------------------------------------------------------
    at market value                                         $ 91,524,024   $ 18,588,154   $ 12,115,101   $    125,467   $ 27,514,005
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                 240,042         45,189         72,354             --         29,481
Receivable from mutual funds and portfolios
  for share redemptions                                           76,850         16,247         12,683            168         18,540
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  91,840,916     18,649,590     12,200,138        125,635     27,562,026
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    76,850         16,247         12,683             60         18,540
Contract terminations                                                 --             --             --            108             --
Payable to mutual funds and portfolios
  for investments purchased                                      240,042         45,189         72,354             --         29,481
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                316,892         61,436         85,037            168         48,021
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     91,453,171     18,588,154     12,115,101        125,467     27,349,539
Net assets applicable to contracts in payment period              70,853             --             --             --        164,466
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 91,524,024   $ 18,588,154   $ 12,115,101   $    125,467   $ 27,514,005
====================================================================================================================================
Accumulation units outstanding                                72,124,179     15,110,806      9,885,912        143,986     31,628,165
====================================================================================================================================
Net asset value per accumulation unit                       $       1.27   $       1.23   $       1.23   $       0.87   $       0.86
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1OS            3FO            2FO            1FO            5FO
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 36,135,168   $    197,674   $ 27,292,739   $ 18,755,830   $  2,767,153
                                                            ------------------------------------------------------------------------
    at market value                                         $ 29,609,436   $    218,628   $ 33,193,929   $ 22,738,600   $  3,399,311
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  52,283             --        110,073         23,367         12,563
Receivable from mutual funds and portfolios
  for share redemptions                                           25,347            110         21,414         18,775          2,909
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  29,687,066        218,738     33,325,416     22,780,742      3,414,783
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    25,347            110         21,414         18,775          2,909
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       52,283             --        110,073         23,367         12,563
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 77,630            110        131,487         42,142         15,472
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     29,545,065        218,628     33,177,211     22,564,128      3,399,311
Net assets applicable to contracts in payment period              64,371             --         16,718        174,472             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 29,609,436   $    218,628   $ 33,193,929   $ 22,738,600   $  3,399,311
====================================================================================================================================
Accumulation units outstanding                                34,461,557        205,394     31,322,156     21,404,537      2,899,737
====================================================================================================================================
Net asset value per accumulation unit                       $       0.86   $       1.06   $       1.06   $       1.05   $       1.17
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4FO            3RE            2RE            1RE            5RE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,195,698   $    548,558   $126,949,893   $ 90,294,559   $ 10,524,210
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,676,351   $    647,492   $160,111,048   $114,627,244   $ 12,436,868
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   6,469            578        223,079        132,424         25,164
Receivable from mutual funds and portfolios
  for share redemptions                                            2,711            323        107,629         97,315         10,961
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,685,531        648,393    160,441,756    114,856,983     12,472,993
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     2,711            323        107,629         97,315         10,961
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        6,469            578        223,079        132,424         25,164
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  9,180            901        330,708        229,739         36,125
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,676,351        643,917    159,783,913    114,365,923     12,436,868
Net assets applicable to contracts in payment period                  --          3,575        327,135        261,321             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,676,351   $    647,492   $160,111,048   $114,627,244   $ 12,436,868
====================================================================================================================================
Accumulation units outstanding                                 2,291,695        348,919     87,330,030     63,046,507      9,166,391
====================================================================================================================================
Net asset value per accumulation unit                       $       1.17   $       1.85   $       1.83   $       1.81   $       1.36
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4RE            3SI            2SI            1SI            5SI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  7,540,819   $    310,815   $ 57,370,682   $ 44,188,464   $  5,177,499
                                                            ------------------------------------------------------------------------
    at market value                                         $  8,931,772   $    388,373   $ 70,119,800   $ 54,710,818   $  6,307,385
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  33,734             --         18,006         40,826             --
Receivable from mutual funds and portfolios
  for share redemptions                                            9,419            311         47,353         46,782         13,474
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   8,974,925        388,684     70,185,159     54,798,426      6,320,859
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     9,419            209         47,353         46,782          5,613
Contract terminations                                                 --            102             --             --          7,861
Payable to mutual funds and portfolios
  for investments purchased                                       33,734             --         18,006         40,826             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 43,153            311         65,359         87,608         13,474
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      8,922,618        388,373     70,045,761     54,698,358      6,307,385
Net assets applicable to contracts in payment period               9,154             --         74,039         12,460             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  8,931,772   $    388,373   $ 70,119,800   $ 54,710,818   $  6,307,385
====================================================================================================================================
Accumulation units outstanding                                 6,601,161        241,837     43,977,848     34,638,638      5,247,852
====================================================================================================================================
Net asset value per accumulation unit                       $       1.35   $       1.61   $       1.59   $       1.58   $       1.20
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4SI            3MS            2MS            1MS            5MS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  3,160,040   $    653,541   $ 24,535,526   $ 19,429,859   $  6,569,337
                                                            ------------------------------------------------------------------------
    at market value                                         $  3,899,699   $    703,876   $ 27,983,496   $ 22,243,548   $  7,433,798
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     950            206         28,575         19,853         72,034
Receivable from mutual funds and portfolios
  for share redemptions                                            4,178            335         18,406         18,494          6,225
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,904,827        704,417     28,030,477     22,281,895      7,512,057
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     4,178            335         18,406         18,494          6,225
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          950            206         28,575         19,853         72,034
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,128            541         46,981         38,347         78,259
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,899,699        703,876     27,678,268     22,243,548      7,433,798
Net assets applicable to contracts in payment period                  --             --        305,228             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,899,699   $    703,876   $ 27,983,496   $ 22,243,548   $  7,433,798
====================================================================================================================================
Accumulation units outstanding                                 3,257,128        667,400     26,370,226     21,293,892      6,741,508
====================================================================================================================================
Net asset value per accumulation unit                       $       1.20   $       1.05   $       1.05   $       1.04   $       1.10
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4MS            HK             3TF            2TF            1TF
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  3,738,628   $206,276,743   $    213,568   $ 11,404,076   $ 12,816,721
                                                            ------------------------------------------------------------------------
    at market value                                         $  4,236,260   $193,809,275   $    256,183   $ 12,311,581   $ 13,846,867
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   1,345         68,081            562         51,684         91,180
Receivable from mutual funds and portfolios
  for share redemptions                                            4,348        220,955            125          8,211         11,777
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,241,953    194,098,311        256,870     12,371,476     13,949,824
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     4,348        220,955            125          8,211         11,777
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        1,345         68,081            562         51,684         91,180
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,693        289,036            687         59,895        102,957
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      4,236,260    193,577,595        256,183     12,307,636     13,846,867
Net assets applicable to contracts in payment period                  --        231,680             --          3,945             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  4,236,260   $193,809,275   $    256,183   $ 12,311,581   $ 13,846,867
====================================================================================================================================
Accumulation units outstanding                                 3,856,222    272,504,410        231,736     11,165,101     12,607,644
====================================================================================================================================
Net asset value per accumulation unit                       $       1.10   $       0.71   $       1.11   $       1.10   $       1.10
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   3SE            2SE            1SE            3UE            2UE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    130,970   $ 15,968,180   $ 19,169,678   $    566,115   $ 77,935,732
                                                            ------------------------------------------------------------------------
    at market value                                         $    152,332   $ 19,610,205   $ 23,477,683   $    637,472   $ 71,752,378
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --            703             --             35             --
Receivable from mutual funds and portfolios
  for share redemptions                                              185         13,496         60,474            335         79,193
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     152,517     19,624,404     23,538,157        637,842     71,831,571
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                        74         13,496         20,482            335         48,408
Contract terminations                                                111             --         39,992             --         30,785
Payable to mutual funds and portfolios
  for investments purchased                                           --            703             --             35             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    185         14,199         60,474            370         79,193
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        152,332     19,610,205     23,458,388        637,472     71,543,870
Net assets applicable to contracts in payment period                  --             --         19,295             --        208,508
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    152,332   $ 19,610,205   $ 23,477,683   $    637,472   $ 71,752,378
====================================================================================================================================
Accumulation units outstanding                                   104,113     13,511,381     16,300,486        734,713     83,165,597
====================================================================================================================================
Net asset value per accumulation unit                       $       1.46   $       1.45   $       1.44   $       0.87   $       0.86
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1UE            5UE            4UE            3MC            2MC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 77,553,633   $  2,412,021   $  2,492,591   $    922,432   $115,930,557
                                                            ------------------------------------------------------------------------
    at market value                                         $ 68,708,903   $  2,824,373   $  2,841,858   $  1,066,229   $137,464,909
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --            437            112        134,858
Receivable from mutual funds and portfolios
  for share redemptions                                           85,189         27,897          2,964            530         92,250
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  68,794,092      2,852,270      2,845,259      1,066,871    137,692,017
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    58,981          2,511          2,964            530         92,250
Contract terminations                                             26,208         25,386             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --            437            112        134,858
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 85,189         27,897          3,401            642        227,108
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     68,530,277      2,824,373      2,841,858      1,066,229    137,339,497
Net assets applicable to contracts in payment period             178,626             --             --             --        125,412
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 68,708,903   $  2,824,373   $  2,841,858   $  1,066,229   $137,464,909
====================================================================================================================================
Accumulation units outstanding                                80,349,910      2,741,865      2,769,560        638,966     83,014,987
====================================================================================================================================
Net asset value per accumulation unit                       $       0.85   $       1.03   $       1.03   $       1.67   $       1.65
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1MC            5MC            4MC            3ID            2ID
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 88,595,606   $  8,056,476   $  6,104,959   $    175,889   $  8,597,866
                                                            ------------------------------------------------------------------------
    at market value                                         $107,016,961   $  9,390,014   $  7,050,313   $    221,610   $  9,671,573
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  99,877         29,180         16,059             --            626
Receivable from mutual funds and portfolios
  for share redemptions                                           91,752          8,335          7,512            135          6,510
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 107,208,590      9,427,529      7,073,884        221,745      9,678,709
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    91,752          8,335          7,512            135          6,510
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       99,877         29,180         16,059             --            626
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                191,629         37,515         23,571            135          7,136
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    106,789,042      9,390,014      7,050,313        221,610      9,660,064
Net assets applicable to contracts in payment period             227,919             --             --             --         11,509
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $107,016,961   $  9,390,014   $  7,050,313   $    221,610   $  9,671,573
====================================================================================================================================
Accumulation units outstanding                                65,105,901      7,743,324      5,835,827        248,759     10,879,627
====================================================================================================================================
Net asset value per accumulation unit                       $       1.64   $       1.21   $       1.21   $       0.89   $       0.89
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1ID            5ID            4ID            3FS            2FS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  5,259,138   $    650,422   $    464,902   $     66,816   $  8,017,896
                                                            ------------------------------------------------------------------------
    at market value                                         $  5,922,851   $    736,751   $    535,758   $     70,236   $  9,179,931
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --          3,997          1,297             --         30,678
Receivable from mutual funds and portfolios
  for share redemptions                                            9,142            632            564             32          6,149
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   5,931,993        741,380        537,619         70,268      9,216,758
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     5,112            632            564             32          6,149
Contract terminations                                              4,030             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --          3,997          1,297             --         30,678
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  9,142          4,629          1,861             32         36,827
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      5,920,400        736,751        535,758         70,236      9,179,931
Net assets applicable to contracts in payment period               2,451             --             --             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  5,922,851   $    736,751   $    535,758   $     70,236   $  9,179,931
====================================================================================================================================
Accumulation units outstanding                                 6,699,885        758,450        553,749         66,405      8,724,201
====================================================================================================================================
Net asset value per accumulation unit                       $       0.88   $       0.97   $       0.97   $       1.06   $       1.05
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1FS            5FS            4FS            3TC            2TC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  4,952,907   $    854,733   $    705,163   $     65,693   $  4,947,151
                                                            ------------------------------------------------------------------------
    at market value                                         $  5,726,673   $  1,029,618   $    811,058   $     66,413   $  5,450,163
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   2,692             --             --             --         26,164
Receivable from mutual funds and portfolios
  for share redemptions                                            4,953        211,243         10,032             29          3,598
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   5,734,318      1,240,861        821,090         66,442      5,479,925
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     4,953          1,121            895             29          3,598
Contract terminations                                                 --        210,122          9,137             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        2,692             --             --             --         26,164
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  7,645        211,243         10,032             29         29,762
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      5,718,616      1,029,618        811,058         66,413      5,450,163
Net assets applicable to contracts in payment period               8,057             --             --             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  5,726,673   $  1,029,618   $    811,058   $     66,413   $  5,450,163
====================================================================================================================================
Accumulation units outstanding                                 5,460,451        924,671        731,132         95,624      7,881,938
====================================================================================================================================
Net asset value per accumulation unit                       $       1.05   $       1.11   $       1.11   $       0.69   $       0.69
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1TC            5TC            4TC            3TL            2TL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  3,399,237   $    607,691   $    402,840   $         29   $  1,685,212
                                                            ------------------------------------------------------------------------
    at market value                                         $  3,586,769   $    687,104   $    461,145   $         31   $  1,822,296
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  12,342          2,335            973             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            3,038            615            487             --          2,625
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,602,149        690,054        462,605             31      1,824,921
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     3,038            615            487             --          1,229
Contract terminations                                                 --             --             --             --          1,396
Payable to mutual funds and portfolios
  for investments purchased                                       12,342          2,335            973             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 15,380          2,950          1,460             --          2,625
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,586,769        687,104        461,145             --      1,822,296
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --             --             --             31             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,586,769   $    687,104   $    461,145   $         31   $  1,822,296
====================================================================================================================================
Accumulation units outstanding                                 5,212,429        851,073        573,471             --      3,327,640
====================================================================================================================================
Net asset value per accumulation unit                       $       0.69   $       0.81   $       0.80   $       0.55   $       0.55
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1TL            5TL            4TL            3GT            2GT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,261,819   $    177,849   $     87,664   $    130,513   $ 25,739,048
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,230,226   $    205,900   $     98,335   $    155,686   $ 14,691,112
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     387            547            648             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,060            183            106            165         17,751
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,231,673        206,630         99,089        155,851     14,708,863
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     1,060            183            106             80         10,055
Contract terminations                                                 --             --             --             85          7,696
Payable to mutual funds and portfolios
  for investments purchased                                          387            547            648             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,447            730            754            165         17,751
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,230,226        205,900         98,335        155,686     14,687,688
Net assets applicable to contracts in payment period                  --             --             --             --          3,424
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,230,226   $    205,900   $     98,335   $    155,686   $ 14,691,112
====================================================================================================================================
Accumulation units outstanding                                 2,257,501        258,312        123,878        426,299     40,519,997
====================================================================================================================================
Net asset value per accumulation unit                       $       0.55   $       0.80   $       0.79   $       0.37   $       0.36
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1GT            5GT            4GT            3IG            2IG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 20,631,167   $    337,273   $    229,075   $    142,864   $ 56,732,385
                                                            ------------------------------------------------------------------------
    at market value                                         $ 10,917,581   $    394,193   $    256,071   $    177,539   $ 48,996,092
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   3,068            862             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            9,528            347          3,759            201         51,927
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  10,930,177        395,402        259,830        177,740     49,048,019
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     9,528            347            254             91         33,710
Contract terminations                                                 --             --          3,505            110         18,217
Payable to mutual funds and portfolios
  for investments purchased                                        3,068            862             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 12,596          1,209          3,759            201         51,927
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     10,851,712        394,193        256,071        177,539     48,891,854
Net assets applicable to contracts in payment period              65,869             --             --             --        104,238
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 10,917,581   $    394,193   $    256,071   $    177,539   $ 48,996,092
====================================================================================================================================
Accumulation units outstanding                                30,158,808        427,944        279,049        294,618     81,742,141
====================================================================================================================================
Net asset value per accumulation unit                       $       0.36   $       0.92   $       0.92   $       0.60   $       0.60
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1IG            5IG            4IG            3AG            2AG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 49,846,060   $  1,071,181   $    845,543   $     99,815   $ 32,297,657
                                                            ------------------------------------------------------------------------
    at market value                                         $ 40,697,279   $  1,317,175   $    999,446   $     87,355   $ 19,680,890
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  31,127         25,853             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           35,495          1,181          1,154            113         21,349
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  40,763,901      1,344,209      1,000,600         87,468     19,702,239
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    35,495          1,181          1,090             45         13,642
Contract terminations                                                 --             --             64             68          7,707
Payable to mutual funds and portfolios
  for investments purchased                                       31,127         25,853             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 66,622         27,034          1,154            113         21,349
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     40,604,298      1,317,175        999,446         87,355     19,679,453
Net assets applicable to contracts in payment period              92,981             --             --             --          1,437
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 40,697,279   $  1,317,175   $    999,446   $     87,355   $ 19,680,890
====================================================================================================================================
Accumulation units outstanding                                68,389,296      1,254,488        955,507        215,291     48,861,852
====================================================================================================================================
Net asset value per accumulation unit                       $       0.59   $       1.05   $       1.05   $       0.41   $       0.40
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1AG            3IP            2IP            1IP            5IP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 28,198,884   $  1,703,454   $ 46,684,235   $ 40,636,931   $  3,033,321
                                                            ------------------------------------------------------------------------
    at market value                                         $ 14,665,276   $  1,980,235   $ 51,193,338   $ 43,334,258   $  3,582,223
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --        110,407         85,499         26,052
Receivable from mutual funds and portfolios
  for share redemptions                                           21,080          1,128         34,055         36,676          3,149
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  14,686,356      1,981,363     51,337,800     43,456,433      3,611,424
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    12,788          1,053         34,055         36,676          3,149
Contract terminations                                              8,292             75             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --        110,407         85,499         26,052
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 21,080          1,128        144,462        122,175         29,201
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     14,656,164      1,980,235     51,065,951     43,168,289      3,582,223
Net assets applicable to contracts in payment period               9,112             --        127,387        165,969             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 14,665,276   $  1,980,235   $ 51,193,338   $ 43,334,258   $  3,582,223
====================================================================================================================================
Accumulation units outstanding                                36,658,464      2,396,982     62,349,456     53,159,252      3,058,463
====================================================================================================================================
Net asset value per accumulation unit                       $       0.40   $       0.83   $       0.82   $       0.81   $       1.17
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4IP            3MG            2MG            1MG            5MG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,100,636   $    549,575   $ 63,957,181   $ 54,157,867   $  2,564,276
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,445,099   $    519,163   $ 54,183,643   $ 43,732,700   $  2,736,789
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     242             --         13,161             --          4,236
Receivable from mutual funds and portfolios
  for share redemptions                                            2,529            281         36,732         55,347          2,401
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,447,870        519,444     54,233,536     43,788,047      2,743,426
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     2,529            281         36,732         37,653          2,401
Contract terminations                                                 --             --             --         17,694             --
Payable to mutual funds and portfolios
  for investments purchased                                          242             --         13,161             --          4,236
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,771            281         49,893         55,347          6,637
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,440,601        519,163     54,033,706     43,632,523      2,736,789
Net assets applicable to contracts in payment period               4,498             --        149,937        100,177             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,445,099   $    519,163   $ 54,183,643   $ 43,732,700   $  2,736,789
====================================================================================================================================
Accumulation units outstanding                                 2,091,456        874,407     91,665,829     74,563,968      2,971,315
====================================================================================================================================
Net asset value per accumulation unit                       $       1.17   $       0.59   $       0.59   $       0.59   $       0.92
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4MG            3MD            2MD            1MD            5MD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,912,145   $    469,534   $ 60,964,315   $ 51,846,130   $  4,296,893
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,061,297   $    505,785   $ 60,337,820   $ 49,682,810   $  4,958,296
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  19,157             --         41,232         55,208          3,807
Receivable from mutual funds and portfolios
  for share redemptions                                            2,163            314         40,988         42,755          4,418
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,082,617        506,099     60,420,040     49,780,773      4,966,521
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     2,163            271         40,988         42,755          4,418
Contract terminations                                                 --             43             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       19,157             --         41,232         55,208          3,807
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 21,320            314         82,220         97,963          8,225
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,061,297        505,785     60,284,453     49,664,859      4,958,296
Net assets applicable to contracts in payment period                  --             --         53,367         17,951             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,061,297   $    505,785   $ 60,337,820   $ 49,682,810   $  4,958,296
====================================================================================================================================
Accumulation units outstanding                                 2,246,366        622,069     74,690,449     61,988,323      5,191,108
====================================================================================================================================
Net asset value per accumulation unit                       $       0.92   $       0.81   $       0.81   $       0.80   $       0.96
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4MD            3UT            2UT            1UT            5UT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  3,270,548   $    125,308   $ 14,415,789   $ 10,014,668   $  1,650,783
                                                            ------------------------------------------------------------------------
    at market value                                         $  3,722,434   $    127,773   $ 16,623,392   $ 11,472,156   $  1,908,614
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   1,161             --         32,198         18,405         55,591
Receivable from mutual funds and portfolios
  for share redemptions                                            3,991             64         11,063          9,731          1,601
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,727,586        127,837     16,666,653     11,500,292      1,965,806
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     3,991             64         11,063          9,731          1,601
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        1,161             --         32,198         18,405         55,591
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,152             64         43,261         28,136         57,192
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,722,434        127,773     16,573,868     11,439,646      1,908,614
Net assets applicable to contracts in payment period                  --             --         49,524         32,510             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,722,434   $    127,773   $ 16,623,392   $ 11,472,156   $  1,908,614
====================================================================================================================================
Accumulation units outstanding                                 3,911,918        138,505     18,051,412     12,519,395      1,670,043
====================================================================================================================================
Net asset value per accumulation unit                       $       0.95   $       0.92   $       0.92   $       0.91   $       1.14
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4UT            3PE            2PE            1PE            5PE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,343,843   $    239,237   $ 19,279,704   $ 11,912,945   $  4,024,167
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,561,042   $    279,950   $ 21,445,603   $ 13,278,494   $  4,546,184
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   2,533             --         10,717         57,717         53,657
Receivable from mutual funds and portfolios
  for share redemptions                                            1,649            154         14,476         11,264          3,978
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,565,224        280,104     21,470,796     13,347,475      4,603,819
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     1,649            154         14,476         11,264          3,978
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        2,533             --         10,717         57,717         53,657
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  4,182            154         25,193         68,981         57,635
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,561,042        279,950     21,307,403     13,261,081      4,546,184
Net assets applicable to contracts in payment period                  --             --        138,200         17,413             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,561,042   $    279,950   $ 21,445,603   $ 13,278,494   $  4,546,184
====================================================================================================================================
Accumulation units outstanding                                 1,371,248        282,591     21,607,509     13,512,481      4,415,821
====================================================================================================================================
Net asset value per accumulation unit                       $       1.14   $       0.99   $       0.99   $       0.98   $       1.03
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4PE            3EU            2EU            1EU            5EU
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,423,946   $        187   $  2,084,336   $  1,069,636   $    118,115
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,726,850   $        217   $  2,486,693   $  1,306,247   $    148,310
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  16,599             --         36,182             --            153
Receivable from mutual funds and portfolios
  for share redemptions                                            2,923              4          1,648          2,117            135
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,746,372            221      2,524,523      1,308,364        148,598
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     2,923             --          1,648          1,132            135
Contract terminations                                                 --              4             --            985             --
Payable to mutual funds and portfolios
  for investments purchased                                       16,599             --         36,182             --            153
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 19,522              4         37,830          2,117            288
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,726,850            217      2,486,693      1,306,247        148,310
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,726,850   $        217   $  2,486,693   $  1,306,247   $    148,310
====================================================================================================================================
Accumulation units outstanding                                 2,658,695            209      2,401,644      1,267,612        132,175
====================================================================================================================================
Net asset value per accumulation unit                       $       1.03   $       1.04   $       1.04   $       1.03   $       1.12
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4EU            3HS            2HS            1HS            5HS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    129,222   $    155,533   $ 15,462,462   $  8,349,441   $  1,549,493
                                                            ------------------------------------------------------------------------
    at market value                                         $    150,807   $    155,399   $ 16,469,317   $  8,784,977   $  1,676,705
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   1,895             --         35,495             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              159             78         11,230         18,132          5,848
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     152,861        155,477     16,516,042      8,803,109      1,682,553
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                       159             78         11,230          7,686          1,489
Contract terminations                                                 --             --             --         10,446          4,359
Payable to mutual funds and portfolios
  for investments purchased                                        1,895             --         35,495             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,054             78         46,725         18,132          5,848
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        150,807        155,399     16,441,903      8,784,977      1,676,705
Net assets applicable to contracts in payment period                  --             --         27,414             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    150,807   $    155,399   $ 16,469,317   $  8,784,977   $  1,676,705
====================================================================================================================================
Accumulation units outstanding                                   134,905        169,533     18,023,442      9,676,013      1,776,224
====================================================================================================================================
Net asset value per accumulation unit                       $       1.12   $       0.92   $       0.91   $       0.91   $       0.94
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4HS            3PI            2PI            1PI            5PI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    975,421   $    174,348   $ 32,257,170   $ 20,988,330   $  3,794,163
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,041,680   $    208,426   $ 38,060,872   $ 24,792,433   $  4,557,898
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --             --             --         32,487
Receivable from mutual funds and portfolios
  for share redemptions                                            1,162            107         38,225        116,174          4,186
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,042,842        208,533     38,099,097     24,908,607      4,594,571
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     1,131            107         26,128         21,543          4,186
Contract terminations                                                 31             --         12,097         94,631             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --         32,487
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,162            107         38,225        116,174         36,673
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,041,680        208,426     38,060,872     24,792,433      4,557,898
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,041,680   $    208,426   $ 38,060,872   $ 24,792,433   $  4,557,898
====================================================================================================================================
Accumulation units outstanding                                 1,107,666        207,144     38,012,477     24,879,517      4,165,440
====================================================================================================================================
Net asset value per accumulation unit                       $       0.94   $       1.01   $       1.00   $       1.00   $       1.09
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4PI            3IN            2IN            1IN             HN
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,575,423   $    467,451   $ 72,818,971   $ 73,985,092   $561,762,462
                                                            ------------------------------------------------------------------------
    at market value                                         $  3,048,874   $    527,733   $ 48,022,556   $ 46,020,163   $378,811,384
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   1,649             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            3,364            355        108,347        146,541        606,099
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,053,887        528,088     48,130,903     46,166,704    379,417,483
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     3,364            271         33,198         40,390        437,000
Contract terminations                                                 --             84         75,149        106,151        169,099
Payable to mutual funds and portfolios
  for investments purchased                                        1,649             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,013            355        108,347        146,541        606,099
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,048,874        527,733     47,976,869     46,020,163    377,761,604
Net assets applicable to contracts in payment period                  --             --         45,687             --      1,049,780
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,048,874   $    527,733   $ 48,022,556   $ 46,020,163   $378,811,384
====================================================================================================================================
Accumulation units outstanding                                 2,797,149        707,424     64,872,355     62,779,899    324,630,611
====================================================================================================================================
Net asset value per accumulation unit                       $       1.09   $       0.75   $       0.74   $       0.73   $       1.16
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   3VS            2VS            1VS            5VS            4VS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    513,212   $ 87,486,827   $ 87,852,378   $    512,013   $    344,791
                                                            ------------------------------------------------------------------------
    at market value                                         $    337,273   $ 52,231,358   $ 48,640,294   $    590,942   $    399,660
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                       6             --             --            969             --
Receivable from mutual funds and portfolios
  for share redemptions                                              171        121,303        145,439            538            424
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     337,450     52,352,661     48,785,733        592,449        400,084
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                       171         36,121         42,719            538            424
Contract terminations                                                 --         85,182        102,720             --             --
Payable to mutual funds and portfolios
  for investments purchased                                            6             --             --            969             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    177        121,303        145,439          1,507            424
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        337,273     52,134,040     48,497,956        590,942        399,660
Net assets applicable to contracts in payment period                  --         97,318        142,338             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    337,273   $ 52,231,358   $ 48,640,294   $    590,942   $    399,660
====================================================================================================================================
Accumulation units outstanding                                   431,115     67,223,844     63,075,368        614,310        416,978
====================================================================================================================================
Net asset value per accumulation unit                       $       0.78   $       0.78   $       0.77   $       0.96   $       0.96
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   3MI            2MI            1MI            3SO            2SO
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    964,648   $ 45,182,930   $ 46,187,660   $    393,047   $ 33,464,693
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,164,974   $ 59,463,775   $ 61,799,361   $    435,463   $ 37,940,107
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                     835             --         23,247             --         37,168
Receivable from mutual funds and portfolios
  for share redemptions                                              584         87,042         53,349         23,654         25,758
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,166,393     59,550,817     61,875,957        459,117     38,003,033
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                       584         40,517         53,349            252         25,758
Contract terminations                                                 --         46,525             --         23,402             --
Payable to mutual funds and portfolios
  for investments purchased                                          835             --         23,247             --         37,168
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,419         87,042         76,596         23,654         62,926
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,164,974     59,462,634     61,719,828        435,463     37,892,172
Net assets applicable to contracts in payment period                  --          1,141         79,533             --         47,935
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,164,974   $ 59,463,775   $ 61,799,361   $    435,463   $ 37,940,107
====================================================================================================================================
Accumulation units outstanding                                   516,422     26,590,215     27,838,027        444,602     38,865,320
====================================================================================================================================
Net asset value per accumulation unit                       $       2.26   $       2.24   $       2.22   $       0.98   $       0.97
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1SO            5SO            4SO            3SV            2SV
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 21,857,700   $  4,766,348   $  2,953,585   $    538,729   $ 51,059,871
                                                            ------------------------------------------------------------------------
    at market value                                         $ 24,281,840   $  5,629,999   $  3,375,478   $    671,509   $ 68,349,208
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  11,564          5,611         10,459            941          6,621
Receivable from mutual funds and portfolios
  for share redemptions                                           20,984          5,099          3,655            333         46,511
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  24,314,388      5,640,709      3,389,592        672,783     68,402,340
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    20,984          5,099          3,655            333         46,511
Contract terminations                                                 --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       11,564          5,611         10,459            941          6,621
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 32,548         10,710         14,114          1,274         53,132
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     24,256,830      5,629,999      3,375,478        669,691     68,109,199
Net assets applicable to contracts in payment period              25,010             --             --          1,818        240,009
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 24,281,840   $  5,629,999   $  3,375,478   $    671,509   $ 68,349,208
====================================================================================================================================
Accumulation units outstanding                                24,998,794      5,556,516      3,344,029        311,235     31,926,581
====================================================================================================================================
Net asset value per accumulation unit                       $       0.97   $       1.01   $       1.01   $       2.15   $       2.13
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   1SV            3IT            2IT            1IT            5IT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $ 54,276,660   $    983,305   $ 74,345,843   $ 68,125,022   $  4,369,602
                                                            ------------------------------------------------------------------------
    at market value                                         $ 73,882,839   $  1,227,122   $ 70,796,352   $ 60,117,691   $  5,619,527
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  39,732             --        190,186         64,767         10,470
Receivable from mutual funds and portfolios
  for share redemptions                                           63,657            709         46,682         50,480          4,887
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  73,986,228      1,227,831     71,033,220     60,232,938      5,634,884
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    63,657            600         46,682         50,480          4,887
Contract terminations                                                 --            109             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       39,732             --        190,186         64,767         10,470
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                103,389            709        236,868        115,247         15,357
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     73,808,607      1,227,122     70,698,953     59,948,945      5,619,527
Net assets applicable to contracts in payment period              74,232             --         97,399        168,746             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 73,882,839   $  1,227,122   $ 70,796,352   $ 60,117,691   $  5,619,527
====================================================================================================================================
Accumulation units outstanding                                34,897,125      1,136,112     66,021,588     56,466,487      4,376,434
====================================================================================================================================
Net asset value per accumulation unit                       $       2.12   $       1.08   $       1.07   $       1.06   $       1.28
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4IT            3SP            2SP            1SP            5SP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,682,846   $  1,389,007   $143,391,738   $117,871,267   $ 13,598,024
                                                            ------------------------------------------------------------------------
    at market value                                         $  3,411,691   $  1,719,066   $176,875,843   $146,131,178   $ 16,456,776
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  35,373             --        321,867        233,765         78,230
Receivable from mutual funds and portfolios
  for share redemptions                                            3,537         24,198        117,862        124,357         14,314
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,450,601      1,743,264    177,315,572    146,489,300     16,549,320
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     3,537            915        117,862        124,357         14,314
Contract terminations                                                 --         23,283             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       35,373             --        321,867        233,765         78,230
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 38,910         24,198        439,729        358,122         92,544
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,411,691      1,715,911    176,728,716    145,821,338     16,456,776
Net assets applicable to contracts in payment period                  --          3,155        147,127        309,840             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,411,691   $  1,719,066   $176,875,843   $146,131,178   $ 16,456,776
====================================================================================================================================
Accumulation units outstanding                                 2,667,008      1,249,716    129,824,061    108,046,298     13,657,066
====================================================================================================================================
Net asset value per accumulation unit                       $       1.28   $       1.37   $       1.36   $       1.35   $       1.21
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4SP            3AA            2AA            1AA            5AA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  8,470,767   $     60,705   $ 28,666,698   $ 20,587,602   $  3,649,805
                                                            ------------------------------------------------------------------------
    at market value                                         $ 10,134,252   $     67,870   $ 31,440,353   $ 22,546,997   $  4,118,505
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                  94,563            150         34,013             --          2,192
Receivable from mutual funds and portfolios
  for share redemptions                                           10,527             33         20,982         34,843          3,667
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  10,239,342         68,053     31,495,348     22,581,840      4,124,364
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                    10,527             33         20,982         19,051          3,667
Contract terminations                                                 --             --             --         15,792             --
Payable to mutual funds and portfolios
  for investments purchased                                       94,563            150         34,013             --          2,192
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                105,090            183         54,995         34,843          5,859
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     10,134,252         67,870     31,440,353     22,513,161      4,118,505
Net assets applicable to contracts in payment period                  --             --             --         33,836             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 10,134,252   $     67,870   $ 31,440,353   $ 22,546,997   $  4,118,505
====================================================================================================================================
Accumulation units outstanding                                 8,441,918         66,459     30,947,515     22,278,346      3,857,873
====================================================================================================================================
Net asset value per accumulation unit                       $       1.20   $       1.02   $       1.02   $       1.01   $       1.07
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4AA            3WI            2WI            1WI            5WI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,112,306   $      2,729   $  6,434,959   $  4,123,403   $    726,275
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,321,006   $      3,617   $  7,393,037   $  4,691,906   $    873,818
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                   1,255             --         20,360         42,782             --
Receivable from mutual funds and portfolios
  for share redemptions                                            2,487             97          4,873          3,923         58,761
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,324,748          3,714      7,418,270      4,738,611        932,579
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                     2,487              2          4,873          3,923            808
Contract terminations                                                 --             95             --             --         57,953
Payable to mutual funds and portfolios
  for investments purchased                                        1,255             --         20,360         42,782             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  3,742             97         25,233         46,705         58,761
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,321,006          3,617      7,393,037      4,691,906        873,818
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,321,006   $      3,617   $  7,393,037   $  4,691,906   $    873,818
====================================================================================================================================
Accumulation units outstanding                                 2,182,254          3,992      8,226,571      5,248,355        831,687
====================================================================================================================================
Net asset value per accumulation unit                       $       1.06   $       0.90   $       0.90   $       0.89   $       1.05
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   4WI            3SG            2SG            1SG            5SG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    328,277   $      7,684   $ 13,767,073   $  9,832,720   $  1,360,785
                                                            ------------------------------------------------------------------------
    at market value                                         $    391,023   $      8,304   $ 15,716,331   $ 11,184,201   $  1,664,294
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life
  for contract purchase payments                                      --             --             --         21,422             --
Receivable from mutual funds and portfolios
  for share redemptions                                              413            100         20,129          9,598         84,972
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     391,436          8,404     15,736,460     11,215,221      1,749,266
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                       413              7         10,590          9,598          1,546
Contract terminations                                                 --             93          9,539             --         83,426
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --         21,422             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    413            100         20,129         31,020         84,972
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        391,023          8,304     15,716,331     11,184,201      1,664,294
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    391,023   $      8,304   $ 15,716,331   $ 11,184,201   $  1,664,294
====================================================================================================================================
Accumulation units outstanding                                   373,674         10,136     19,288,718     13,799,728      1,772,123
====================================================================================================================================
Net asset value per accumulation unit                       $       1.05   $       0.82   $       0.81   $       0.81   $       0.94
====================================================================================================================================

                                                                                                                         SEGREGATED
                                                                                                                            ASSET
                                                                                                                         SUBACCOUNTS
                                                                                                                        ------------
DECEMBER 31, 2003 (CONTINUED)                                                                                               4SG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                                                             $  1,175,742
                                                                                                                        ------------
    at market value                                                                                                     $  1,348,072
Dividends receivable                                                                                                              --
Accounts receivable from IDS Life
  for contract purchase payments                                                                                                  --
Receivable from mutual funds and portfolios
  for share redemptions                                                                                                        8,178
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                               1,356,250
====================================================================================================================================
LIABILITIES
Payable to IDS Life for:
Mortality and expense risk fee                                                                                                 1,437
Contract terminations                                                                                                          6,741
Payable to mutual funds and portfolios
  for investments purchased                                                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                              8,178
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                                                  1,348,072
Net assets applicable to contracts in payment period                                                                              --
Net assets applicable to seed money                                                                                               --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                                                        $  1,348,072
====================================================================================================================================
Accumulation units outstanding                                                                                             1,440,923
====================================================================================================================================
Net asset value per accumulation unit                                                                                   $       0.94
====================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                   BC3            BC2            BC1            BC5            BC4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,111   $    238,474   $    251,572   $      1,419   $        987
Variable account expenses                                         1,312        202,229        270,060          1,580          1,326
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     799         36,245        (18,488)          (161)          (339)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          36,083      2,744,026      4,531,134         64,591         35,368
    Cost of investments sold                                     43,396      4,020,151      6,857,649         61,980         35,003
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,313)    (1,276,125)    (2,326,515)         2,611            365
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    62,506      7,682,548      8,963,675         38,000         31,240
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   55,193      6,406,423      6,637,160         40,611         31,605
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     55,992   $  6,442,668   $  6,618,672   $     40,450   $     31,266
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        CR3            CR2            CR1            CR5            CR4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        754   $    249,778   $    162,928   $      4,877   $      2,038
Variable account expenses                                           727        302,560        250,092          7,975          3,781
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      27        (52,782)       (87,164)        (3,098)        (1,743)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,909,334      1,794,108      2,210,697         65,587        149,345
    Cost of investments sold                                  2,905,253      2,382,958      3,213,136         61,911        147,533
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  4,081       (588,850)    (1,002,439)         3,676          1,812
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,230     10,889,797      7,687,587        202,545         81,547
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   16,311     10,300,947      6,685,148        206,221         83,359
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     16,338   $ 10,248,165   $  6,597,984   $    203,123   $     81,616
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        HC            CM3            CM2            CM1            CM5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  1,053,098   $     28,268   $  1,296,163   $  1,148,883   $     58,850
Variable account expenses                                     2,115,427         29,391      1,896,938      2,126,825        116,447
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (1,062,329)        (1,123)      (600,775)      (977,942)       (57,597)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      12,762,825    159,263,594    109,228,745    102,194,651     18,235,359
    Cost of investments sold                                 22,631,129    159,263,595    109,234,186    102,201,814     18,235,359
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (9,868,304)            (1)        (5,441)        (7,163)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                52,164,956             --          5,451          7,171             --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               42,296,652             (1)            10              8             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 41,234,323   $     (1,124)  $   (600,765)  $   (977,934)  $    (57,597)
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       CM4             HM            BD3            BD2            BD1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     62,263   $    663,877   $     48,544   $  7,762,762   $  7,507,401
Variable account expenses                                       147,644      1,595,338          7,291      1,634,267      1,997,710
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (85,381)      (931,461)        41,253      6,128,495      5,509,691
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      17,601,654     68,847,802      8,527,534     10,801,197     15,453,648
    Cost of investments sold                                 17,601,654     68,855,007      8,534,779     10,737,927     15,323,482
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --         (7,205)        (7,245)        63,270        130,166
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --          7,211          1,995      1,340,965      1,277,946
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --              6         (5,250)     1,404,235      1,408,112
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (85,381)  $   (931,455)  $     36,003   $  7,532,730   $  6,917,803
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       BD5            BD4             HS            DE3            DE2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    373,939   $    330,495   $ 12,356,913   $     15,558   $  1,537,888
Variable account expenses                                       105,964        112,252      4,310,787          5,060        726,219
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 267,975        218,243      8,046,126         10,498        811,669
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         935,829      1,305,905     69,982,412     12,155,068      1,349,015
    Cost of investments sold                                    925,069      1,295,650     72,764,031     11,895,321      1,534,733
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 10,760         10,255     (2,781,619)       259,747       (185,718)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    44,407         22,244      5,357,430        171,210     35,274,199
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   55,167         32,499      2,575,811        430,957     35,088,481
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    323,142   $    250,742   $ 10,621,937   $    441,455   $ 35,900,150
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       DE1            DE5            DE4            EM3            EM2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  1,154,801   $     68,700   $     48,308   $     60,814   $     84,366
Variable account expenses                                       688,291         44,960         38,461         22,230         34,697
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 466,510         23,740          9,847         38,584         49,669
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,639,514        360,348        167,922      5,426,836        405,425
    Cost of investments sold                                  3,088,088        360,715        176,478      5,892,271        431,007
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (448,574)          (367)        (8,556)      (465,435)       (25,582)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                26,410,104      1,751,376      1,276,091      1,847,024      1,705,585
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               25,961,530      1,751,009      1,267,535      1,381,589      1,680,003
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 26,428,040   $  1,774,749   $  1,277,382   $  1,420,173   $  1,729,672
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       EM1            EM5            EM4            ES3            ES2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     65,764   $      6,845   $      4,230   $         --   $         --
Variable account expenses                                        35,130          3,222          2,259         10,880        208,169
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  30,634          3,623          1,971        (10,880)      (208,169)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         318,039        103,942         36,322      2,204,820        189,429
    Cost of investments sold                                    310,143         97,875         37,698      2,070,475        181,843
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  7,896          6,067         (1,376)       134,345          7,586
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,323,529        109,987         68,611        265,883      6,406,222
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,331,425        116,054         67,235        400,228      6,413,808
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,362,059   $    119,677   $     69,206   $    389,348   $  6,205,639
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       ES1            ES5            ES4            GB3            GB2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     50,923   $  3,856,857
Variable account expenses                                       185,605         27,965         20,797          3,360        391,562
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (185,605)       (27,965)       (20,797)        47,563      3,465,295
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         659,049        226,518        150,158      1,721,639      1,538,804
    Cost of investments sold                                    637,815        211,974        139,458      1,708,733      1,446,676
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 21,234         14,544         10,700         12,906         92,128
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 4,503,801        664,334        407,509         21,035      2,575,089
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                4,525,035        678,878        418,209         33,941      2,667,217
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  4,339,430   $    650,913   $    397,412   $     81,504   $  6,132,512
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       GB1            GB5            GB4             HY            GR3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  4,195,296   $    207,707   $    274,038   $  7,093,132   $      1,338
Variable account expenses                                       542,894         27,176         42,870      1,228,294          3,753
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               3,652,402        180,531        231,168      5,864,838         (2,415)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,923,888        253,664        314,633      9,924,015      3,825,133
    Cost of investments sold                                  1,807,309        246,668        299,158      9,545,276      3,919,906
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                116,579          6,996         15,475        378,739        (94,773)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,761,191        146,239        181,843      4,405,791        211,878
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,877,770        153,235        197,318      4,784,530        117,105
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  6,530,172   $    333,766   $    428,486   $ 10,649,368   $    114,690
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       GR2            GR1            GR5            GR4            EI3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    181,071   $    145,687   $      5,533   $      2,582   $    367,176
Variable account expenses                                       638,616        650,079         26,840         15,377         26,493
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (457,545)      (504,392)       (21,307)       (12,795)       340,683
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,771,180      3,561,470        115,160         54,800     57,438,404
    Cost of investments sold                                  3,211,966      7,040,473        109,325         54,037     56,729,285
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,440,786)    (3,479,003)         5,835            763        709,119
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                17,799,586     16,564,100        525,594        244,806        171,172
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               16,358,800     13,085,097        531,429        245,569        880,291
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 15,901,255   $ 12,580,705   $    510,122   $    232,774   $  1,220,974
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       EI2            EI1            EI5            EI4             HV
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $ 10,069,417   $ 11,997,922   $    756,418   $    724,995   $ 17,835,521
Variable account expenses                                     1,001,609      1,505,045        101,937        117,376      2,913,597
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               9,067,808     10,492,877        654,481        607,619     14,921,924
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,661,228      1,957,591        622,397        353,655      9,012,531
    Cost of investments sold                                  1,758,121      2,145,424        615,372        347,284     12,876,321
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (96,893)      (187,833)         7,025          6,371     (3,863,790)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                18,895,773     22,679,676      1,382,496      1,335,248     37,399,338
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               18,798,880     22,491,843      1,389,521      1,341,619     33,535,548
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 27,866,688   $ 32,984,720   $  2,044,002   $  1,949,238   $ 48,457,472
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       IE3            IE2            IE1            IE5            IE4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,682   $    118,313   $    103,391   $      1,175   $      2,571
Variable account expenses                                         2,478         94,511        106,623          1,241          3,024
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   3,204         23,802         (3,232)           (66)          (453)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      64,102,022     10,943,519      6,990,566         10,334         42,889
    Cost of investments sold                                 63,635,978     13,937,607      9,161,214          9,230         37,833
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                466,044     (2,994,088)    (2,170,648)         1,104          5,056
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,926      6,368,087      5,040,364         41,485         82,939
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  469,970      3,373,999      2,869,716         42,589         87,995
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    473,174   $  3,397,801   $  2,866,484   $     42,523   $     87,542
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        HI            MF3            MF2            MF1            MF5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  1,267,319   $      2,264   $  1,451,565   $  1,370,881   $     22,617
Variable account expenses                                     1,726,679            681        481,464        577,637          9,853
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (459,360)         1,583        970,101        793,244         12,764
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      26,897,323      1,012,721      2,220,905      3,909,987        221,549
    Cost of investments sold                                 52,938,728        999,584      2,686,948      5,033,877        214,097
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            (26,041,405)        13,137       (466,043)    (1,123,890)         7,452
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                59,926,587         20,105     11,244,535     11,266,020        172,674
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               33,885,182         33,242     10,778,492     10,142,130        180,126
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 33,425,822   $     34,825   $ 11,748,593   $ 10,935,374   $    192,890
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       MF4             HD            ND3            ND2            ND1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     17,221   $  7,223,690   $     14,152   $  2,152,776   $  1,871,780
Variable account expenses                                         8,898      4,021,893         11,561      2,389,175      2,639,940
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   8,323      3,201,797          2,591       (236,399)      (768,160)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         137,730     28,015,360      7,218,875      3,675,371      6,362,682
    Cost of investments sold                                    134,203     39,913,011      7,173,878      5,188,702      9,610,171
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,527    (11,897,651)        44,997     (1,513,331)    (3,247,489)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   131,504     64,060,394        415,001     70,248,489     62,780,337
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  135,031     52,162,743        459,998     68,735,158     59,532,848
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    143,354   $ 55,364,540   $    462,589   $ 68,498,759   $ 58,764,688
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       ND5            ND4             HG            SV3            SV2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     74,742   $     53,381   $  6,009,914   $        412   $     24,394
Variable account expenses                                       107,932         93,616     11,190,902         23,145        438,437
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (33,190)       (40,235)    (5,180,988)       (22,733)      (414,043)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         345,321        285,664     51,929,005      4,993,713        576,949
    Cost of investments sold                                    354,287        282,540     64,208,907      4,186,998        593,577
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,966)         3,124    (12,279,902)       806,715        (16,628)
Distributions from capital gains                                     --             --             --         20,644      1,220,462
Net change in unrealized appreciation or
  depreciation of investments                                 2,431,499      1,729,323    202,412,663        524,081     19,191,291
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,422,533      1,732,447    190,132,761      1,351,440     20,395,125
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  2,389,343   $  1,692,212   $184,951,773   $  1,328,707   $ 19,981,082
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                   SV1            SV5            SV4            IV3            IV2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     16,203   $      2,427   $      1,726   $      8,582   $    668,523
Variable account expenses                                       368,598         54,380         46,204          3,984        412,719
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (352,395)       (51,953)       (44,478)         4,598        255,804
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         532,000        282,819        238,976        489,561      6,636,982
    Cost of investments sold                                    533,677        270,665        244,662        532,840      7,513,467
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,677)        12,154         (5,686)       (43,279)      (876,485)
Distributions from capital gains                                810,673        121,432         86,341             --             --
Net change in unrealized appreciation or
  depreciation of investments                                12,745,069      1,841,579      1,282,789        228,022     14,680,389
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               13,554,065      1,975,165      1,363,444        184,743     13,803,904
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 13,201,670   $  1,923,212   $  1,318,966   $    189,341   $ 14,059,708
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       IV1            IV5            IV4            FI3            FI2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    629,051   $     39,857   $     37,155   $     34,566   $  4,322,440
Variable account expenses                                       494,723         31,976         36,400          8,003      1,412,012
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 134,328          7,881            755         26,563      2,910,428
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,641,826        371,921        332,357     19,677,234     27,333,809
    Cost of investments sold                                  2,008,124        366,096        331,112     19,659,413     27,184,515
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (366,298)         5,825          1,245         17,821        149,294
Distributions from capital gains                                     --             --             --          6,955        921,595
Net change in unrealized appreciation or
  depreciation of investments                                13,240,996        854,735        807,333        (26,155)    (2,702,510)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               12,874,698        860,560        808,578         (1,379)    (1,631,621)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 13,009,026   $    868,441   $    809,333   $     25,184   $  1,278,807
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       FI1            FI5            FI4            SC3            SC2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  3,742,391   $    285,931   $    265,639   $         --   $         --
Variable account expenses                                     1,545,086        125,689        139,581          2,543        282,132
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               2,197,305        160,242        126,058         (2,543)      (282,132)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      22,857,046      3,876,627      2,987,790        169,487        469,824
    Cost of investments sold                                 22,658,256      3,891,808      2,994,610        150,440        527,212
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                198,790        (15,181)        (6,820)        19,047        (57,388)
Distributions from capital gains                                780,946         70,528         65,538             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (2,356,405)      (177,238)      (164,864)       155,837     15,433,969
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,376,669)      (121,891)      (106,146)       174,884     15,376,581
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    820,636   $     38,351   $     19,912   $    172,341   $ 15,094,449
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SC1            SC5            SC4            ST3            ST2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $      8,748   $     23,430
Variable account expenses                                       330,385         18,279         14,323          9,030         31,135
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (330,385)       (18,279)       (14,323)          (282)        (7,705)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         933,309         81,533         78,058          9,038        225,822
    Cost of investments sold                                  1,091,611         75,752         73,219         11,200        223,954
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (158,302)         5,781          4,839         (2,162)         1,868
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                14,203,071        778,303        499,914        352,479        924,268
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               14,044,769        784,084        504,753        350,317        926,136
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 13,714,384   $    765,805   $    490,430   $    350,035   $    918,431
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       ST1            ST5            ST4            SA3            SA2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     19,801   $      2,777   $      1,448   $         --   $         --
Variable account expenses                                        33,732          4,579          2,797          1,539        274,226
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,931)        (1,802)        (1,349)        (1,539)      (274,226)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         230,884         14,410         93,456     10,116,641      2,485,706
    Cost of investments sold                                    228,199         13,705         91,976     10,128,883      6,557,022
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,685            705          1,480        (12,242)    (4,071,316)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   792,817        103,965         54,867         13,108     13,255,824
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  795,502        104,670         56,347            866      9,184,508
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    781,571   $    102,868   $     54,998   $       (673)  $  8,910,282
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SA1            SA5            SA4             HA            3CA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                       306,449          1,713          3,205      1,617,377          3,828
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (306,449)        (1,713)        (3,205)    (1,617,377)        (3,828)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       4,969,701         19,608         35,557     11,722,684        134,820
    Cost of investments sold                                 13,780,163         19,140         33,777     30,257,731        229,733
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (8,810,462)           468          1,780    (18,535,047)       (94,913)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                16,872,151         43,981         70,647     50,870,434        274,014
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                8,061,689         44,449         72,427     32,335,387        179,101
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  7,755,240   $     42,736   $     69,222   $ 30,718,010   $    175,273
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       2CA            1CA            3AC            2AC            1AC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                       251,013        322,043            113         94,151         76,027
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (251,013)      (322,043)          (113)       (94,151)       (76,027)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,259,646      4,451,181            760        299,776        430,329
    Cost of investments sold                                  6,050,523      8,456,246            903        334,071        466,440
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (2,790,877)    (4,005,065)          (143)       (34,295)       (36,111)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                11,467,079     12,710,799          6,744      3,363,883      2,151,488
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                8,676,202      8,705,734          6,601      3,329,588      2,115,377
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  8,425,189   $  8,383,691   $      6,488   $  3,235,437   $  2,039,350
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       5AC            4AC            3CD            2CD            1CD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         7,749          7,603          1,774        171,155        229,226
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,749)        (7,603)        (1,774)      (171,155)      (229,226)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         111,267        116,672         42,538      2,873,811      3,182,410
    Cost of investments sold                                    101,108        118,319         52,351      3,622,325      3,908,297
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 10,159         (1,647)        (9,813)      (748,514)      (725,887)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   213,571        167,685        108,455      7,600,959      7,997,157
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  223,730        166,038         98,642      6,852,445      7,271,270
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    215,981   $    158,435   $     96,868   $  6,681,290   $  7,042,044
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       3AD            2AD            1AD            5AD            4AD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,346         58,383         49,592          7,940          6,634
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,346)       (58,383)       (49,592)        (7,940)        (6,634)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         107,523        319,802        282,648         47,579         47,947
    Cost of investments sold                                     92,913        329,709        296,732         48,511         50,079
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 14,610         (9,907)       (14,084)          (932)        (2,132)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    64,978      2,450,339      1,616,389        255,623        176,805
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   79,588      2,440,432      1,602,305        254,691        174,673
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     78,242   $  2,382,049   $  1,552,713   $    246,751   $    168,039
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        HW            3AL            2AL            1AL            5AL
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $  5,406,027   $      5,558   $    407,016   $    285,539   $     41,470
Variable account expenses                                     6,763,539          3,437        392,416        341,515         55,971
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (1,357,512)         2,121         14,600        (55,976)       (14,501)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      53,995,261        107,882        130,538        408,356        313,435
    Cost of investments sold                                 65,317,802         98,517        133,164        424,936        309,205
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            (11,322,541)         9,365         (2,626)       (16,580)         4,230
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               124,029,162        174,659     14,837,469     10,161,237      1,632,448
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              112,706,621        184,024     14,834,843     10,144,657      1,636,678
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $111,349,109   $    186,145   $ 14,849,443   $ 10,088,681   $  1,622,177
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4AL            3AB            2AB            1AB            5AB
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     37,800   $      1,196   $     63,162   $     47,172   $     10,487
Variable account expenses                                        60,517          2,601        182,470        167,128         38,759
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (22,717)        (1,405)      (119,308)      (119,956)       (28,272)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         253,638      3,693,569         32,117         47,466         60,584
    Cost of investments sold                                    269,380      3,635,837         34,460         44,765         55,359
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (15,742)        57,732         (2,343)         2,701          5,225
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,427,902        152,078      9,793,316      7,020,009      1,595,822
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,412,160        209,810      9,790,973      7,022,710      1,601,047
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,389,443   $    208,405   $  9,671,665   $  6,902,754   $  1,572,775
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4AB            3IF            2IF            1IF            3AI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      7,036   $      2,873   $    135,192   $    154,736   $        567
Variable account expenses                                        33,960          2,125        141,689        199,969            524
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (26,924)           748         (6,497)       (45,233)            43
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         183,439        114,455      1,402,217      2,503,326      5,278,060
    Cost of investments sold                                    188,154        147,617      2,422,387      4,467,191      5,222,990
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,715)       (33,162)    (1,020,170)    (1,963,865)        55,070
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,125,829        115,081      5,196,168      6,533,721          1,351
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,121,114         81,919      4,175,998      4,569,856         56,421
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,094,190   $     82,667   $  4,169,501   $  4,524,623   $     56,464
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       2AI            1AI            5AI            4AI            3VA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     60,287   $     43,761   $      5,923   $      2,869   $      9,653
Variable account expenses                                        93,279         85,296         14,523          8,167          5,362
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (32,992)       (41,535)        (8,600)        (5,298)         4,291
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         175,008        196,860        162,846         60,926        232,370
    Cost of investments sold                                    187,863        211,986        167,225         59,694        224,488
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (12,855)       (15,126)        (4,379)         1,232          7,882
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 3,197,681      2,294,826        412,741        185,087        240,678
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                3,184,826      2,279,700        408,362        186,319        248,560
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  3,151,834   $  2,238,165   $    399,762   $    181,021   $    252,851
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       2VA            1VA             HP            3AV            2AV
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    518,562   $    576,529   $  3,953,888   $      4,835   $    442,263
Variable account expenses                                       382,183        526,544      4,771,879          3,309        430,354
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 136,379         49,985       (817,991)         1,526         11,909
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,747,386      4,193,471     14,667,380        118,932         68,679
    Cost of investments sold                                  2,890,179      4,376,748     15,741,087        109,041         68,684
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (142,793)      (183,277)    (1,073,707)         9,891             (5)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                12,989,355     13,988,772     96,944,478        153,682     15,826,876
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               12,846,562     13,805,495     95,870,771        163,573     15,826,871
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 12,982,941   $ 13,855,480   $ 95,052,780   $    165,099   $ 15,838,780
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1AV            5AV            4AV            3SR            2SR
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    315,268   $     33,685   $     25,596   $        137   $    249,808
Variable account expenses                                       378,740         54,630         46,787             38         78,776
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (63,472)       (20,945)       (21,191)            99        171,032
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         420,330         87,313        112,870            400        484,095
    Cost of investments sold                                    460,498         85,624        122,591            462        517,698
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (40,168)         1,689         (9,721)           (62)       (33,603)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                10,887,279      1,627,612      1,145,735          1,153      1,698,492
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               10,847,111      1,629,301      1,136,014          1,091      1,664,889
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 10,783,639   $  1,608,356   $  1,114,823   $      1,190   $  1,835,921
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1SR            5SR            4SR            3EG            2EG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    228,432   $     23,459   $     14,148   $         --   $         --
Variable account expenses                                        94,391          7,655          5,403          2,121        116,085
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 134,041         15,804          8,745         (2,121)      (116,085)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         606,478        149,446        128,263        134,329      1,711,557
    Cost of investments sold                                    681,887        139,052        129,827        159,589      2,602,600
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (75,409)        10,394         (1,564)       (25,260)      (891,043)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,655,910        113,451         70,894        160,191      6,361,884
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,580,501        123,845         69,330        134,931      5,470,841
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,714,542   $    139,649   $     78,075   $    132,810   $  5,354,756
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     1EG             HT           3CG(1)         2CG(1)         1CG(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $        355   $     38,799   $     25,120
Variable account expenses                                       160,926      4,093,627             30          4,504          3,685
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (160,926)    (4,093,627)           325         34,295         21,435
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,603,637     17,612,186             30         12,979         39,403
    Cost of investments sold                                  3,966,193     29,423,839             29         12,800         36,075
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,362,556)   (11,811,653)             1            179          3,328
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 7,352,557    139,785,529          3,317        362,153        231,432
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                5,990,001    127,973,876          3,318        362,332        234,760
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  5,829,075   $123,880,249   $      3,643   $    396,627   $    256,195
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    5CG(1)         4CG(1)          3GI            2GI            1GI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,623   $      4,319   $     10,617   $    973,032   $  1,047,491
Variable account expenses                                           878            802          5,535        701,261        945,503
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,745          3,517          5,082        271,771        101,988
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,726            886        350,495      2,561,605      3,748,611
    Cost of investments sold                                     11,610            862        383,283      3,395,289      4,894,626
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    116             24        (32,788)      (833,684)    (1,146,015)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    53,110         40,459        234,493     19,485,105     20,959,153
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   53,226         40,483        201,705     18,651,421     19,813,138
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     57,971   $     44,000   $    206,787   $ 18,923,192   $ 19,915,126
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       3FG            2FG            1FG            5FG            4FG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,284   $    489,998   $    362,251   $     38,886   $     38,625
Variable account expenses                                         1,771        557,531        493,916         85,020         77,609
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     513        (67,533)      (131,665)       (46,134)       (38,984)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          98,549              8        153,955        242,939        218,845
    Cost of investments sold                                     93,095              8        167,933        246,689        222,469
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  5,454             --        (13,978)        (3,750)        (3,624)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    59,393     15,282,093     10,671,890      1,763,890      1,359,474
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   64,847     15,282,093     10,657,912      1,760,140      1,355,850
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     65,360   $ 15,214,560   $ 10,526,247   $  1,714,006   $  1,316,866
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       3MP            2MP            1MP            3FM            2FM
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,303   $    305,256   $    323,492   $        915   $    145,392
Variable account expenses                                         8,046        772,039      1,015,674          1,845        612,356
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,743)      (466,783)      (692,182)          (930)      (466,964)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         101,442      3,393,513      5,567,772        118,779         38,491
    Cost of investments sold                                     92,320      3,568,742      5,784,608        129,548         41,190
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  9,122       (175,229)      (216,836)       (10,769)        (2,699)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   485,598     34,967,216     36,035,156        116,261     30,447,445
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  494,720     34,791,987     35,818,320        105,492     30,444,746
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    490,977   $ 34,325,204   $ 35,126,138   $    104,562   $ 29,977,782
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1FM            5FM            4FM            3OS            2OS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    101,735   $     12,055   $      9,907   $        356   $    145,157
Variable account expenses                                       518,886         90,981         75,647            279        151,963
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (417,151)       (78,926)       (65,740)            77         (6,806)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         168,639         34,477        133,186         43,394      2,723,786
    Cost of investments sold                                    187,539         37,602        137,852         42,372      4,433,518
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,900)        (3,125)        (4,666)         1,022     (1,709,732)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                20,160,761      3,588,094      2,427,851         17,628      9,211,588
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               20,141,861      3,584,969      2,423,185         18,650      7,501,856
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 19,724,710   $  3,506,043   $  2,357,445   $     18,727   $  7,495,050
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1OS            3FO            2FO            1FO            5FO
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    164,264   $      1,405   $     58,591   $     45,129   $      2,803
Variable account expenses                                       213,071            734        130,702        119,636         15,180
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (48,807)           671        (72,111)       (74,507)       (12,377)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,869,603      5,827,669      1,849,915        243,454        102,013
    Cost of investments sold                                  3,278,529      5,746,568      1,992,962        270,147         89,332
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,408,926)        81,101       (143,047)       (26,693)        12,681
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 9,637,384         23,999      7,429,090      5,202,210        686,104
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                8,228,458        105,100      7,286,043      5,175,517        698,785
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  8,179,651   $    105,771   $  7,213,932   $  5,101,010   $    686,408
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4FO            3RE            2RE            1RE            5RE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,743   $      8,470   $  2,783,535   $  2,024,890   $    148,946
Variable account expenses                                        14,458          2,134        863,757        794,514         67,157
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (11,715)         6,336      1,919,778      1,230,376         81,789
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          88,791         85,853        564,560        714,615         35,012
    Cost of investments sold                                     95,804         75,056        539,560        687,266         33,350
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,013)        10,797         25,000         27,349          1,662
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   548,189        100,443     33,279,647     24,081,055      2,005,259
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  541,176        111,240     33,304,647     24,108,404      2,006,921
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    529,461   $    117,576   $ 35,224,425   $ 25,338,780   $  2,088,710
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4RE            3SI            2SI            1SI            5SI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    118,668   $        958   $    105,334   $     82,736   $      7,161
Variable account expenses                                        61,987          2,348        376,027        373,810         36,403
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  56,681         (1,390)      (270,693)      (291,074)       (29,242)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         288,295        403,574        333,168        517,565        184,145
    Cost of investments sold                                    293,412        382,002        304,007        526,753        175,156
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,117)        21,572         29,161         (9,188)         8,989
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,514,012        103,704     15,623,990     12,255,504      1,228,576
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,508,895        125,276     15,653,151     12,246,316      1,237,565
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,565,576   $    123,886   $ 15,382,458   $ 11,955,242   $  1,208,323
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4SI            3MS            2MS            1MS            5MS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,202   $      1,298   $    163,542   $    134,925   $     32,522
Variable account expenses                                        30,187          1,173        127,810        132,239         36,643
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (24,985)           125         35,732          2,686         (4,121)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         231,809          4,864         41,894        176,367        107,235
    Cost of investments sold                                    237,910          4,740         42,047        184,195        108,066
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,101)           124           (153)        (7,828)          (831)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   850,921         60,730      4,139,224      3,370,928        932,368
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  844,820         60,854      4,139,071      3,363,100        931,537
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    819,835   $     60,979   $  4,174,803   $  3,365,786   $    927,416
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4MS             HK            3TF            2TF            1TF
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     23,160   $  1,986,861   $      3,150   $    142,218   $    164,962
Variable account expenses                                        28,640      1,867,659          1,049         64,587         94,771
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,480)       119,202          2,101         77,631         70,191
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         122,789      7,828,326         25,029        529,638        639,859
    Cost of investments sold                                    126,508     12,165,189         25,138        656,548        758,228
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,719)    (4,336,863)          (109)      (126,910)      (118,369)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   595,859     68,705,986         54,380      2,577,053      2,966,834
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  592,140     64,369,123         54,271      2,450,143      2,848,465
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    586,660   $ 64,488,325   $     56,372   $  2,527,774   $  2,918,656
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       3SE            2SE            1SE            3UE            2UE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        291   $     38,638   $     46,195   $      4,343   $    451,266
Variable account expenses                                           591        123,030        189,469          3,052        430,682
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (300)       (84,392)      (143,274)         1,291         20,584
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          44,854      1,860,334      2,520,537        127,773      1,720,753
    Cost of investments sold                                     43,267      1,882,339      2,578,856        123,787      2,312,344
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,587        (22,005)       (58,319)         3,986       (591,591)
Distributions from capital gains                                  4,276        569,276        680,632             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    35,116      5,669,922      6,887,101        141,162     15,481,969
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   40,979      6,217,193      7,509,414        145,148     14,890,378
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     40,679   $  6,132,801   $  7,366,140   $    146,439   $ 14,910,962
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1UE            5UE            4UE            3MC            2MC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    432,869   $     17,669   $     17,391   $      8,273   $  1,055,408
Variable account expenses                                       541,853         16,551         22,689          4,352        738,417
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (108,984)         1,118         (5,298)         3,921        316,991
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,081,990        220,889        143,747        427,117        257,978
    Cost of investments sold                                  4,374,903        212,618        157,688        430,030        283,537
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,292,913)         8,271        (13,941)        (2,913)       (25,559)
Distributions from capital gains                                     --             --             --         10,860      1,385,346
Net change in unrealized appreciation or
  depreciation of investments                                15,905,402        463,380        527,543        191,090     24,483,467
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               14,612,489        471,651        513,602        199,037     25,843,254
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 14,503,505   $    472,769   $    508,304   $    202,958   $ 26,160,245
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1MC            5MC            4MC            3ID            2ID
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    827,637   $     71,834   $     53,720   $         --   $         --
Variable account expenses                                       760,880         54,670         54,060          1,088         50,124
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  66,757         17,164           (340)        (1,088)       (50,124)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,074,923        111,606        329,991        112,458        260,669
    Cost of investments sold                                  1,124,857        112,145        321,798         93,851        283,895
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (49,934)          (539)         8,193         18,607        (23,226)
Distributions from capital gains                              1,086,372         94,289         70,515             --             --
Net change in unrealized appreciation or
  depreciation of investments                                19,736,136      1,477,029      1,161,395         47,654      2,188,639
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               20,772,574      1,570,779      1,240,103         66,261      2,165,413
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 20,839,331   $  1,587,943   $  1,239,763   $     65,173   $  2,115,289
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1ID            5ID            4ID            3FS            2FS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $        336   $     41,665
Variable account expenses                                        41,597          3,616          4,025             67         49,170
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (41,597)        (3,616)        (4,025)           269         (7,505)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         472,676         49,561         25,736          4,292        337,231
    Cost of investments sold                                    474,034         50,202         28,855          4,170        344,934
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,358)          (641)        (3,119)           122         (7,703)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,414,862        121,428        114,055          3,769      1,724,017
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,413,504        120,787        110,936          3,891      1,716,314
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,371,907   $    117,171   $    106,911   $      4,160   $  1,708,809
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1FS            5FS            4FS            3TC            2TC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     26,712   $      5,723   $      3,808   $         --   $         --
Variable account expenses                                        41,663          8,436          6,652             60         24,496
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (14,951)        (2,713)        (2,844)           (60)       (24,496)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         437,460        343,487        102,131          8,404        207,606
    Cost of investments sold                                    443,796        300,524        104,899          7,661        242,174
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,336)        42,963         (2,768)           743        (34,568)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,145,148        184,336        144,557            831      1,192,359
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,138,812        227,299        141,789          1,574      1,157,791
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,123,861   $    224,586   $    138,945   $      1,514   $  1,133,295
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1TC            5TC            4TC            3TL            2TL
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        22,146          3,217          2,910             20          9,352
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (22,146)        (3,217)        (2,910)           (20)        (9,352)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         322,824         26,691         14,301          5,904        137,511
    Cost of investments sold                                    354,697         28,019         14,309          4,778        153,677
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (31,873)        (1,328)            (8)         1,126        (16,166)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   859,213        110,605         84,952            (90)       390,094
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  827,340        109,277         84,944          1,036        373,928
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    805,194   $    106,060   $     82,034   $      1,016   $    364,576
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1TL            5TL            4TL            3GT            2GT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         8,523          1,016            766            693         88,820
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (8,523)        (1,016)          (766)          (693)       (88,820)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          91,350          7,859          9,680      1,378,918        849,743
    Cost of investments sold                                    118,668          7,340         10,532      1,395,581      1,876,159
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (27,318)           519           (852)       (16,663)    (1,026,416)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   290,361         31,782         20,177         67,297      5,508,410
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  263,043         32,301         19,325         50,634      4,481,994
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    254,520   $     31,285   $     18,559   $     49,941   $  4,393,174
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1GT            5GT            4GT            3IG            2IG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $      1,583   $    397,993
Variable account expenses                                        89,262          1,809          1,291          1,403        306,467
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (89,262)        (1,809)        (1,291)           180         91,526
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,709,556         22,413         41,645      5,859,216      3,578,164
    Cost of investments sold                                  4,003,456         20,227         52,426      5,777,750      4,955,640
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (2,293,900)         2,186        (10,781)        81,466     (1,377,476)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 5,837,722         69,574         50,405         37,031     13,775,549
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                3,543,822         71,760         39,624        118,497     12,398,073
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  3,454,560   $     69,951   $     38,333   $    118,677   $ 12,489,599
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1IG            5IG            4IG            3AG            2AG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    340,271   $      8,778   $      7,096   $         --   $         --
Variable account expenses                                       334,016          8,802          8,682            472        134,965
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,255            (24)        (1,586)          (472)      (134,965)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       5,098,979        196,458        172,340         16,868      2,262,885
    Cost of investments sold                                  7,729,434        209,479        178,283         20,632      4,288,163
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (2,630,455)       (13,021)        (5,943)        (3,764)    (2,025,278)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                13,068,794        313,139        246,978         29,283      7,342,048
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               10,438,339        300,118        241,035         25,519      5,316,770
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 10,444,594   $    300,094   $    239,449   $     25,047   $  5,181,805
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1AG            3IP            2IP            1IP            5IP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      4,048   $    108,858   $     96,282   $      6,374
Variable account expenses                                       130,933          6,213        232,897        265,213         17,148
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (130,933)        (2,165)      (124,039)      (168,931)       (10,774)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,780,690      4,756,156         95,777        145,735         74,138
    Cost of investments sold                                  6,361,995      4,630,525        124,817        182,923         65,535
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (3,581,305)       125,631        (29,040)       (37,188)         8,603
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 7,638,562        283,545      9,167,627      8,041,525        561,506
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                4,057,257        409,176      9,138,587      8,004,337        570,109
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  3,926,324   $    407,011   $  9,014,548   $  7,835,406   $    559,335
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4IP            3MG            2MG            1MG            5MG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,308   $         --   $         --   $         --   $         --
Variable account expenses                                        14,377          2,744        320,967        344,253         14,954
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (10,069)        (2,744)      (320,967)      (344,253)       (14,954)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          96,868        132,684      1,023,940      1,514,862         76,291
    Cost of investments sold                                     98,037        147,602      1,551,044      2,252,538         79,755
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,169)       (14,918)      (527,104)      (737,676)        (3,464)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   376,562        117,329      9,021,208      8,005,079        298,584
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  375,393        102,411      8,494,104      7,267,403        295,120
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    365,324   $     99,667   $  8,173,137   $  6,923,150   $    280,166
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4MG            3MD            2MD            1MD            5MD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        13,524          2,138        354,677        379,651         30,527
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,524)        (2,138)      (354,677)      (379,651)       (30,527)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          26,594        184,506        775,244      1,632,400        221,361
    Cost of investments sold                                     27,778        199,797        982,396      2,196,346        228,173
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,184)       (15,291)      (207,152)      (563,946)        (6,812)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   224,369        127,279     13,875,147     11,983,558        910,856
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  223,185        111,988     13,667,995     11,419,612        904,044
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    209,661   $    109,850   $ 13,313,318   $ 11,039,961   $    873,517
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4MD            3UT            2UT            1UT            5UT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      2,354   $    210,873   $    147,848   $     10,584
Variable account expenses                                        28,447            606         84,182         74,399          8,396
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (28,447)         1,748        126,691         73,449          2,188
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         133,047          1,715        442,322        390,089         57,156
    Cost of investments sold                                    137,613          2,074        466,928        407,165         57,555
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,566)          (359)       (24,606)       (17,076)          (399)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   702,021         31,530      3,301,509      2,305,337        269,260
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  697,455         31,171      3,276,903      2,288,261        268,861
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    669,008   $     32,919   $  3,403,594   $  2,361,710   $    271,049
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4UT            3PE            2PE            1PE            5PE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     13,417   $      4,759   $    320,547   $    199,632   $     56,302
Variable account expenses                                         9,938          1,311        113,821         89,947         25,926
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   3,479          3,448        206,726        109,685         30,376
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          51,237         78,385        219,814        549,304         90,035
    Cost of investments sold                                     50,243         69,809        222,763        547,584         88,469
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    994          8,576         (2,949)         1,720          1,566
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   257,246         42,931      3,185,466      1,961,247        583,796
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  258,240         51,507      3,182,517      1,962,967        585,362
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    261,719   $     54,955   $  3,389,243   $  2,072,652   $    615,738
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4PE            3EU            2EU            1EU            5EU
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     38,063   $          2   $      4,901   $      3,092   $        359
Variable account expenses                                        20,912             73         11,548          8,678          1,028
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  17,151            (71)        (6,647)        (5,586)          (669)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         284,006      1,061,650        239,512        227,555         51,869
    Cost of investments sold                                    290,922      1,046,332        248,718        217,750         46,828
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,916)        15,318         (9,206)         9,805          5,041
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   380,928             31        522,612        295,072         32,759
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  374,012         15,349        513,406        304,877         37,800
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    391,163   $     15,278   $    506,759   $    299,291   $     37,131
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4EU            3HS            2HS            1HS            5HS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        169   $        672   $     58,755   $     33,559   $      3,814
Variable account expenses                                           879            724         95,338         67,997         10,743
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (710)           (52)       (36,583)       (34,438)        (6,929)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,236         83,682        592,177        702,033        212,305
    Cost of investments sold                                      2,313         93,241        598,315        718,527        211,407
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (77)        (9,559)        (6,138)       (16,494)           898
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    27,751         28,714      2,127,154      1,188,532        176,482
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   27,674         19,155      2,121,016      1,172,038        177,380
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     26,964   $     19,103   $  2,084,433   $  1,137,600   $    170,451
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4HS            3PI            2PI            1PI            5PI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,969   $      4,488   $    184,733   $    132,415   $     22,393
Variable account expenses                                         8,694          2,696        200,021        173,713         32,836
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,725)         1,792        (15,288)       (41,298)       (10,443)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         113,338      5,603,831      1,989,652      1,896,835        751,795
    Cost of investments sold                                    116,315      5,478,329      1,830,009      1,762,834        693,824
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,977)       125,502        159,643        134,001         57,971
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   122,387         26,624      7,598,019      5,056,060        901,451
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  119,410        152,126      7,757,662      5,190,061        959,422
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    113,685   $    153,918   $  7,742,374   $  5,148,763   $    948,979
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4PI            3IN            2IN            1IN             HN
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     14,446   $      1,684   $    131,118   $    131,876   $         --
Variable account expenses                                        24,354          2,914        322,720        402,901      4,520,669
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (9,908)        (1,230)      (191,602)      (271,025)    (4,520,669)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         307,759        156,391      6,268,621      8,170,996     59,562,613
    Cost of investments sold                                    294,540        157,178     11,272,013     15,778,292    102,778,487
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 13,219           (787)    (5,003,392)    (7,607,296)   (43,215,874)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   586,280        152,574     17,454,968     19,719,541    143,792,731
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  599,499        151,787     12,451,576     12,112,245    100,576,857
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    589,591   $    150,557   $ 12,259,974   $ 11,841,220   $ 96,056,188
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       3VS            2VS            1VS            5VS            4VS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,913        361,493        445,308          4,021          2,924
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,913)      (361,493)      (445,308)        (4,021)        (2,924)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          88,093      6,130,414      8,651,844         66,484         18,878
    Cost of investments sold                                    142,493     11,663,450     17,874,463         59,820         17,033
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (54,400)    (5,533,036)    (9,222,619)         6,664          1,845
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   155,714     19,176,365     22,461,856        108,470         67,538
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  101,314     13,643,329     13,239,237        115,134         69,383
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     99,401   $ 13,281,836   $ 12,793,929   $    111,113   $     66,459
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       3MI            2MI            1MI            3SO            2SO
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         41   $      3,359
Variable account expenses                                         4,765        344,429        459,547          2,050        204,815
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,765)      (344,429)      (459,547)        (2,009)      (201,456)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         569,487      3,666,273      4,180,073        163,414        638,575
    Cost of investments sold                                    547,013      3,753,293      3,982,393        154,447        655,250
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 22,474        (87,020)       197,680          8,967        (16,675)
Distributions from capital gains                                 43,538      2,210,517      2,294,087             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   282,001     16,390,399     17,114,314        111,205      8,776,950
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  348,013     18,513,896     19,606,081        120,172      8,760,275
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    343,248   $ 18,169,467   $ 19,146,534   $    118,163   $  8,558,819
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1SO            5SO            4SO            3SV            2SV
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,150   $        496   $        298   $      1,018   $    103,943
Variable account expenses                                       171,957         35,269         28,181          2,906        416,416
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (169,807)       (34,773)       (27,883)        (1,888)      (312,473)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         862,111        280,001        388,411        147,956      3,582,335
    Cost of investments sold                                    860,572        260,406        396,966        138,562      3,480,814
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,539         19,595         (8,555)         9,394        101,521
Distributions from capital gains                                     --             --             --         10,242      1,045,727
Net change in unrealized appreciation or
  depreciation of investments                                 5,783,058      1,144,248        772,334        167,167     18,655,689
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                5,784,597      1,163,843        763,779        186,803     19,802,937
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  5,614,790   $  1,129,070   $    735,896   $    184,915   $ 19,490,464
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1SV            3IT            2IT            1IT            5IT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    112,826   $      3,149   $    117,649   $    110,514   $      5,572
Variable account expenses                                       579,067          5,429        337,906        382,819         28,569
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (466,241)        (2,280)      (220,257)      (272,305)       (22,997)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,782,214      6,582,544        296,386      1,026,700         69,994
    Cost of investments sold                                  3,546,418      6,394,424        507,446      1,829,256         64,515
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                235,796        188,120       (211,060)      (802,556)         5,479
Distributions from capital gains                              1,135,098             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                20,331,121        217,928     19,460,114     17,762,906      1,295,070
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               21,702,015        406,048     19,249,054     16,960,350      1,300,549
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ 21,235,774   $    403,768   $ 19,028,797   $ 16,688,045   $  1,277,552
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4IT            3SP            2SP            1SP            5SP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,901   $         --   $         --   $         --   $         --
Variable account expenses                                        21,164          7,146        871,206        961,986         82,870
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (17,263)        (7,146)      (871,206)      (961,986)       (82,870)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         157,420        424,261        276,210        622,061         43,654
    Cost of investments sold                                    161,528        356,292        315,863        736,429         41,895
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,108)        67,969        (39,653)      (114,368)         1,759
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   788,677        405,360     41,922,291     36,533,189      3,018,402
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  784,569        473,329     41,882,638     36,418,821      3,020,161
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    767,306   $    466,183   $ 41,011,432   $ 35,456,835   $  2,937,291
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4SP            3AA            2AA            1AA            5AA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        799   $    361,806   $    264,537   $     44,190
Variable account expenses                                        64,028            253        156,974        147,190         25,172
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (64,028)           546        204,832        117,347         19,018
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         245,105            392        605,113      1,008,979        656,445
    Cost of investments sold                                    259,258            395        611,369        995,624        649,150
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (14,153)            (3)        (6,256)        13,355          7,295
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,928,355          9,475      4,180,928      3,028,031        501,467
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,914,202          9,472      4,174,672      3,041,386        508,762
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,850,174   $     10,018   $  4,379,504   $  3,158,733   $    527,780
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4AA            3WI            2WI            1WI            5WI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     23,357   $         12   $     15,536   $      8,751   $      1,462
Variable account expenses                                        15,799            149         35,735         26,339          4,265
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   7,558           (137)       (20,199)       (17,588)        (2,803)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          62,869      1,780,610        236,259        351,123        121,633
    Cost of investments sold                                     61,258      1,769,012        247,736        381,485        107,861
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,611         11,598        (11,477)       (30,362)        13,772
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   260,885          1,586      1,530,237        914,428        154,309
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  262,496         13,184      1,518,760        884,066        168,081
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    270,054   $     13,047   $  1,498,561   $    866,478   $    165,278
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4WI            3SG            2SG            1SG            5SG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        569   $         --   $         --   $         --   $         --
Variable account expenses                                         2,288             36         73,717         68,750         10,006
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,719)           (36)       (73,717)       (68,750)       (10,006)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,705         28,784        303,659        611,292        157,179
    Cost of investments sold                                     18,765         27,315        332,189        635,179        140,580
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (60)         1,469        (28,530)       (23,887)        16,599
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    70,948            604      3,601,040      2,668,420        363,990
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   70,888          2,073      3,572,510      2,644,533        380,589
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     69,169   $      2,037   $  3,498,793   $  2,575,783   $    370,583
===================================================================================================================================

                                                                                                                       SEGREGATED
                                                                                                                          ASSET
                                                                                                                       SUBACCOUNT
                                                                                                                       ----------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                                                   4SG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                                                       $         --
Variable account expenses                                                                                                     8,074
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                              (8,074)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                                                      78,932
    Cost of investments sold                                                                                                 80,926
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                                             (1,994)
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                               251,202
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                              249,208
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                            $    241,134
===================================================================================================================================

(1) For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                   BC3            BC2            BC1            BC5            BC4
OPERATIONS
Investment income (loss) -- net                            $        799   $     36,245   $    (18,488)  $       (161)  $       (339)
Net realized gain (loss) on sales of investments                 (7,313)    (1,276,125)    (2,326,515)         2,611            365
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    62,506      7,682,548      8,963,675         38,000         31,240
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      55,992      6,442,668      6,618,672         40,450         31,266
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          403      3,302,021      1,104,385         85,372        105,725
Net transfers(1)                                                 17,432     (1,946,857)    (3,178,777)        46,544         57,052
Transfers for policy loans                                        2,388         (1,169)            --         (2,390)            --
Adjustments to net assets allocated to
  contracts in payout period                                         --         (8,744)       (13,800)            --             --
Contract charges                                                    (75)       (26,644)       (17,150)          (494)           (97)
Contract terminations:
    Surrender benefits                                          (11,209)      (738,724)      (830,378)       (26,198)          (213)
    Death benefits                                                   --       (104,151)      (381,750)        (2,363)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,939        475,732     (3,317,470)       100,471        162,467
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 197,837     24,610,166     27,600,723         99,391         30,867
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    262,768   $ 31,528,566   $ 30,901,925   $    240,312   $    224,600
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          313,942     39,018,752     44,110,404        125,862         39,130
Contract purchase payments                                          587      4,787,809      1,620,976         98,288        118,240
Net transfers(1)                                                 27,150     (2,999,945)    (4,813,515)        53,100         69,255
Transfers for policy loans                                        3,345         (3,195)            --         (2,825)            --
Contract charges                                                   (109)       (38,974)       (25,326)          (555)          (112)
Contract terminations:
    Surrender benefits                                          (15,874)    (1,075,293)    (1,212,759)       (29,615)          (240)
    Death benefits                                                   --       (151,010)      (546,838)        (2,997)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                329,041     39,538,144     39,132,942        241,258        226,273
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        CR3            CR2            CR1            CR5            CR4
OPERATIONS
Investment income (loss) -- net                            $         27   $    (52,782)  $    (87,164)  $     (3,098)  $     (1,743)
Net realized gain (loss) on sales of investments                  4,081       (588,850)    (1,002,439)         3,676          1,812
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    12,230     10,889,797      7,687,587        202,545         81,547
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      16,338     10,248,165      6,597,984        203,123         81,616
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,243     12,742,103      8,032,621        984,160        358,163
Net transfers(1)                                                 (8,646)       451,105        252,214        302,086        264,898
Transfers for policy loans                                        2,449        (69,386)            --         (2,405)            --
Adjustments to net assets allocated to
  contracts in payout period                                         --        (15,284)        (7,949)            --             --
Contract charges                                                   (106)       (25,081)       (11,653)          (253)          (247)
Contract terminations:
    Surrender benefits                                             (167)    (1,035,503)      (465,119)        (6,517)           (73)
    Death benefits                                                   --       (125,471)      (699,390)            --        (14,694)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (5,227)    11,922,483      7,100,724      1,277,071        608,047
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 119,752     30,833,341     20,511,578        217,388         77,452
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    130,863   $ 53,003,989   $ 34,210,286   $  1,697,582   $    767,115
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          202,292     52,123,863     34,956,260        291,408         95,879
Contract purchase payments                                        1,889     19,562,888     12,483,128      1,142,401        380,799
Net transfers(1)                                                (35,442)       166,338        (13,499)       355,395        282,970
Transfers for policy loans                                        3,546       (107,789)            --         (2,779)            --
Contract charges                                                   (163)       (37,603)       (17,741)          (301)          (279)
Contract terminations:
    Surrender benefits                                             (172)    (1,539,111)      (704,795)        (7,335)           (76)
    Death benefits                                                   --       (187,552)    (1,104,577)            --        (15,343)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                171,950     69,981,034     45,598,776      1,778,789        743,950
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                         HC            CM3            CM2            CM1            CM5
OPERATIONS
Investment income (loss) -- net                            $ (1,062,329)  $     (1,123)  $   (600,775)  $   (977,942)  $    (57,597)
Net realized gain (loss) on sales of investments             (9,868,304)            (1)        (5,441)        (7,163)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                52,164,956             --          5,451          7,171             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  41,234,323         (1,124)      (600,765)      (977,934)       (57,597)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,995,451      6,691,533    266,280,151    183,180,504     35,334,101
Net transfers(1)                                              3,325,057        298,898   (307,261,472)  (221,125,040)   (34,527,711)
Transfers for policy loans                                      166,238          2,103        (57,620)            --        (80,860)
Adjustments to net assets allocated to
  contracts in payout period                                   (143,972)            --         (3,950)       (22,555)            --
Contract charges                                               (146,061)          (584)      (114,345)       (98,801)        (5,893)
Contract terminations:
    Surrender benefits                                       (8,270,640)   (10,821,795)   (14,420,305)   (10,863,840)      (156,293)
    Death benefits                                           (1,730,810)            --       (929,955)    (5,172,016)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,804,737)    (3,829,845)   (56,507,496)   (54,101,748)       563,344
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             157,087,389      4,324,740    280,619,397    249,280,400     12,458,746
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $196,516,975   $    493,771   $223,511,136   $194,200,718   $ 12,964,493
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      161,891,422      3,911,088    255,250,520    228,237,367     12,452,405
Contract purchase payments                                    4,680,957      6,050,422    242,471,411    168,191,656     35,397,007
Net transfers(1)                                              1,562,609        271,350   (279,825,466)  (203,040,872)   (34,583,810)
Transfers for policy loans                                      155,312          1,902        (52,566)            --        (81,007)
Contract charges                                               (138,019)          (528)      (104,194)       (90,708)        (5,904)
Contract terminations:
    Surrender benefits                                       (7,767,207)    (9,787,500)   (13,138,892)    (9,970,629)      (156,573)
    Death benefits                                           (1,609,987)            --       (847,379)    (4,747,064)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            158,775,087        446,734    203,753,434    178,579,750     13,022,118
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        CM4            HM             BD3            BD2            BD1
OPERATIONS
Investment income (loss) -- net                            $    (85,381)  $   (931,461)  $     41,253   $  6,128,495   $  5,509,691
Net realized gain (loss) on sales of investments                     --         (7,205)        (7,245)        63,270        130,166
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --          7,211          1,995      1,340,965      1,277,946
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (85,381)      (931,455)        36,003      7,532,730      6,917,803
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   29,308,608      4,723,159      1,007,902     59,137,456     46,987,415
Net transfers(1)                                            (28,879,227)   (41,354,500)       333,010     (7,831,332)   (16,529,874)
Transfers for policy loans                                           --        196,909             90       (252,393)            --
Adjustments to net assets allocated to
  contracts in payout period                                         --        (17,758)            --        (65,305)       (81,100)
Contract charges                                                 (5,235)       (58,848)          (144)      (103,207)       (87,237)
Contract terminations:
    Surrender benefits                                         (342,102)   (17,276,579)      (186,208)    (7,936,549)    (7,003,987)
    Death benefits                                             (182,233)    (1,803,926)            --     (1,217,306)    (3,293,455)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (100,189)   (55,591,543)     1,154,650     41,731,364     19,991,762
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              12,133,041    153,147,425        911,149    184,587,478    188,953,317
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,947,471   $ 96,624,427   $  2,101,802   $233,851,572   $215,862,882
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       12,148,193    124,469,369        761,704    154,529,994    159,405,103
Contract purchase payments                                   29,421,966      3,856,127        821,077     48,706,396     39,042,743
Net transfers(1)                                            (28,991,727)   (33,779,491)       258,398     (6,472,804)   (13,808,859)
Transfers for policy loans                                           --        160,714             73       (208,094)            --
Contract charges                                                 (5,259)       (48,531)          (118)       (84,974)       (72,371)
Contract terminations:
    Surrender benefits                                         (343,375)   (14,095,153)      (150,168)    (6,527,464)    (5,816,516)
    Death benefits                                             (183,273)    (1,472,697)            --     (1,004,548)    (2,737,284)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             12,046,525     79,090,338      1,690,966    188,938,506    176,012,816
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        BD5            BD4             HS            DE3            DE2
OPERATIONS
Investment income (loss) -- net                            $    267,975   $    218,243   $  8,046,126   $     10,498   $    811,669
Net realized gain (loss) on sales of investments                 10,760         10,255     (2,781,619)       259,747       (185,718)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    44,407         22,244      5,357,430        171,210     35,274,199
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     323,142        250,742     10,621,937        441,455     35,900,150
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    7,542,176      5,823,317      6,514,752        369,028     28,006,733
Net transfers(1)                                                628,567      1,456,006    (32,961,989)      (351,226)    23,125,164
Transfers for policy loans                                       (5,215)            --        130,662             31        (76,816)
Adjustments to net assets allocated to
  contracts in payout period                                         --           (316)      (243,276)            --        (29,631)
Contract charges                                                 (7,384)        (5,397)      (129,871)          (214)       (68,785)
Contract terminations:
    Surrender benefits                                         (168,505)      (137,970)   (17,925,451)       (66,667)    (2,416,055)
    Death benefits                                              (19,953)      (234,204)    (4,805,620)            --       (322,569)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                7,969,686      6,901,436    (49,420,793)       (49,048)    48,218,041
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,730,488      6,189,791    346,680,751      1,039,804     71,608,889
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 15,023,316   $ 13,341,969   $307,881,895   $  1,432,211   $155,727,080
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,480,849      5,970,662    262,173,082      1,262,412     86,442,399
Contract purchase payments                                    7,099,238      5,488,036      4,864,069        364,168     28,718,674
Net transfers(1)                                                593,440      1,354,995    (24,659,806)      (326,583)    22,357,792
Transfers for policy loans                                       (4,932)            --         97,392             28        (81,438)
Contract charges                                                 (6,947)        (5,105)       (97,222)          (235)       (73,276)
Contract terminations:
    Surrender benefits                                         (158,506)      (130,209)   (13,389,265)       (61,097)    (2,556,853)
    Death benefits                                              (18,902)      (226,417)    (3,597,271)            --       (321,723)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             13,984,240     12,451,962    225,390,979      1,238,693    134,485,575
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        DE1            DE5            DE4            EM3            EM2
OPERATIONS
Investment income (loss) -- net                            $    466,510   $     23,740   $      9,847   $     38,584   $     49,669
Net realized gain (loss) on sales of investments               (448,574)          (367)        (8,556)      (465,435)       (25,582)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                26,410,104      1,751,376      1,276,091      1,847,024      1,705,585
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  26,428,040      1,774,749      1,277,382      1,420,173      1,729,672
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   18,139,470      3,382,138      2,565,539          3,828      1,425,067
Net transfers(1)                                             16,287,580      2,084,645      1,375,377        271,380      1,549,268
Transfers for policy loans                                           --        (16,524)            --             28         (3,505)
Adjustments to net assets allocated to
  contracts in payout period                                    (18,882)            --             --             --           (205)
Contract charges                                                (39,539)        (3,792)        (1,803)            (5)        (2,797)
Contract terminations:
    Surrender benefits                                       (1,544,898)       (56,347)       (24,336)      (408,999)      (100,865)
    Death benefits                                             (632,778)       (31,413)        (3,573)            --        (20,261)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               32,190,953      5,358,707      3,911,204       (133,768)     2,846,702
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              55,725,517      2,584,826      1,701,427      3,644,568      3,216,208
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $114,344,510   $  9,718,282   $  6,890,013   $  4,930,973   $  7,792,582
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       67,958,228      3,100,817      2,058,283        277,030      4,749,583
Contract purchase payments                                   18,703,095      3,360,369      2,502,273          4,376      1,810,113
Net transfers(1)                                             15,502,325      1,991,477      1,448,220        382,096      1,859,886
Transfers for policy loans                                           --        (16,485)            --             30         (5,269)
Contract charges                                                (42,324)        (4,023)        (1,968)            (6)        (3,724)
Contract terminations:
    Surrender benefits                                       (1,658,659)       (59,314)       (27,929)      (548,030)      (129,374)
    Death benefits                                             (686,733)       (31,100)        (3,175)            --        (24,746)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             99,775,932      8,341,741      5,975,704        115,496      8,256,469
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        EM1            EM5            EM4            ES3            ES2
OPERATIONS
Investment income (loss) -- net                            $     30,634   $      3,623   $      1,971   $    (10,880)  $   (208,169)
Net realized gain (loss) on sales of investments                  7,896          6,067         (1,376)       134,345          7,586
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,323,529        109,987         68,611        265,883      6,406,222
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,362,059        119,677         69,206        389,348      6,205,639
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      994,292        203,606        126,468         94,573     13,624,360
Net transfers(1)                                              1,220,074        132,657         98,183        221,416     11,311,130
Transfers for policy loans                                           --           (317)            --             --        (36,324)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --         (1,872)
Contract charges                                                 (2,568)          (218)          (137)           (83)       (17,211)
Contract terminations:
    Surrender benefits                                          (79,380)       (28,115)        (5,094)    (2,114,328)      (543,284)
    Death benefits                                              (26,873)        (9,335)            --             --       (125,911)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,105,545        298,278        219,420     (1,798,422)    24,210,888
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,618,481        198,134        108,634      2,020,984     13,958,511
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,086,085   $    616,089   $    397,260   $    611,910   $ 44,375,038
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,887,863        219,785        120,719        327,689     16,387,615
Contract purchase payments                                    1,262,348        191,955        113,998         99,368     14,961,822
Net transfers(1)                                              1,495,398        116,501         89,827        243,276     12,208,560
Transfers for policy loans                                           --           (314)            --             --        (40,750)
Contract charges                                                 (3,326)          (218)          (153)           (92)       (18,519)
Contract terminations:
    Surrender benefits                                         (101,885)       (27,980)        (6,038)       (92,079)      (582,436)
    Death benefits                                              (39,828)        (7,867)            --             --       (136,134)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,500,570        491,862        318,353        578,162     42,780,158
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        ES1            ES5            ES4            GB3            GB2
OPERATIONS
Investment income (loss) -- net                            $   (185,605)  $    (27,965)  $    (20,797)  $     47,563   $  3,465,295
Net realized gain (loss) on sales of investments                 21,234         14,544         10,700         12,906         92,128
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 4,503,801        664,334        407,509         21,035      2,575,089
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   4,339,430        650,913        397,412         81,504      6,132,512
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    8,069,664      2,349,323        971,638        267,085     16,259,425
Net transfers(1)                                              8,430,998        999,006        649,317        468,207     11,462,926
Transfers for policy loans                                           --           (312)            --             --        (35,593)
Adjustments to net assets allocated to
  contracts in payout period                                       (327)            --            (38)            --         (2,757)
Contract charges                                                (10,415)        (1,264)          (735)           (22)       (19,062)
Contract terminations:
    Surrender benefits                                         (341,375)       (42,636)       (17,058)      (164,377)    (1,559,698)
    Death benefits                                             (431,710)       (10,945)        (7,799)            --       (282,318)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               15,716,835      3,293,172      1,595,325        570,893     25,822,923
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,309,620      1,013,484        779,684        297,943     36,667,848
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 30,365,885   $  4,957,569   $  2,772,421   $    950,340   $ 68,623,283
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       12,144,553      1,153,261        888,768        251,492     31,132,807
Contract purchase payments                                    8,934,343      2,485,352      1,042,515        212,340     13,102,409
Net transfers(1)                                              9,254,520      1,066,919        696,893        375,488      9,229,038
Transfers for policy loans                                           --           (333)            --             --        (28,712)
Contract charges                                                (11,114)        (1,306)          (782)           (17)       (15,359)
Contract terminations:
    Surrender benefits                                         (371,134)       (43,564)       (17,451)      (125,611)    (1,256,897)
    Death benefits                                             (501,389)       (11,065)        (7,530)            --       (227,024)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             29,449,779      4,649,264      2,602,413        713,692     51,936,262
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        GB1            GB5            GB4            HY             GR3
OPERATIONS
Investment income (loss) -- net                            $  3,652,402   $    180,531   $    231,168   $  5,864,838   $     (2,415)
Net realized gain (loss) on sales of investments                116,579          6,996         15,475        378,739        (94,773)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,761,191        146,239        181,843      4,405,791        211,878
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   6,530,172        333,766        428,486     10,649,368        114,690
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   14,203,797      2,258,899      2,683,720      1,341,802        215,161
Net transfers(1)                                              9,411,810      1,212,569      1,386,473      4,824,325        135,491
Transfers for policy loans                                           --           (580)            --         22,648          1,209
Adjustments to net assets allocated to
  contracts in payout period                                     (1,561)            --             --        (39,293)            --
Contract charges                                                (22,156)        (1,370)        (2,078)       (31,795)          (388)
Contract terminations:
    Surrender benefits                                       (1,317,887)       (45,209)       (68,914)    (4,282,297)       (19,240)
    Death benefits                                             (802,862)        (5,327)       (13,415)    (1,405,286)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               21,471,141      3,418,982      3,985,786        430,104        332,233
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              42,852,491      1,210,762      1,741,533     90,806,492        502,975
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 70,853,804   $  4,963,510   $  6,155,805   $101,885,964   $    949,898
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       36,626,392      1,060,493      1,528,873     70,610,047      1,063,816
Contract purchase payments                                   11,578,632      1,877,288      2,232,291        999,210        394,146
Net transfers(1)                                              7,635,724        990,995      1,148,908      3,610,536        239,356
Transfers for policy loans                                           --           (475)            --         16,789          2,281
Contract charges                                                (18,023)        (1,135)        (1,737)       (23,707)          (759)
Contract terminations:
    Surrender benefits                                       (1,070,857)       (37,348)       (57,868)    (3,183,188)       (35,336)
    Death benefits                                             (652,176)        (4,604)       (11,178)    (1,053,974)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             54,099,692      3,885,214      4,839,289     70,975,713      1,663,504
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        GR2            GR1            GR5            GR4            EI3
OPERATIONS
Investment income (loss) -- net                            $   (457,545)  $   (504,392)  $    (21,307)  $    (12,795)  $    340,683
Net realized gain (loss) on sales of investments             (1,440,786)    (3,479,003)         5,835            763        709,119
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                17,799,586     16,564,100        525,594        244,806        171,172
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  15,901,255     12,580,705        510,122        232,774      1,220,974
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   21,284,087     11,342,108      2,723,011      1,301,398        636,075
Net transfers(1)                                             10,928,339      6,033,431      1,275,815        816,610      2,099,251
Transfers for policy loans                                        7,931             --         (9,962)            --             44
Adjustments to net assets allocated to
  contracts in payout period                                    (14,128)       (15,556)            --             --             --
Contract charges                                                (88,099)       (47,010)        (1,348)          (541)          (148)
Contract terminations:
    Surrender benefits                                       (1,944,041)    (1,456,483)       (36,483)       (19,111)      (600,999)
    Death benefits                                             (347,040)      (846,553)        (6,465)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               29,827,049     15,009,937      3,944,568      2,098,356      2,134,223
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              64,633,060     56,267,742        745,105        299,616      1,311,143
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $110,361,364   $ 83,858,384   $  5,199,795   $  2,630,746   $  4,666,340
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      135,693,177    118,986,168        972,984        391,907      1,479,516
Contract purchase payments                                   40,821,630     21,835,357      3,242,958      1,531,366        611,144
Net transfers(1)                                             20,360,522     11,229,693      1,494,210        967,318      2,699,595
Transfers for policy loans                                       15,091             --        (11,460)            --             40
Contract charges                                               (169,691)       (91,516)        (1,577)          (654)          (149)
Contract terminations:
    Surrender benefits                                       (3,743,608)    (2,842,531)       (41,969)       (21,997)      (560,496)
    Death benefits                                             (662,754)    (1,632,322)        (7,800)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            192,314,367    147,484,849      5,647,346      2,867,940      4,229,650
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       EI2            EI1            EI5            EI4             HV
OPERATIONS
Investment income (loss) -- net                            $  9,067,808   $ 10,492,877   $    654,481   $    607,619   $ 14,921,924
Net realized gain (loss) on sales of investments                (96,893)      (187,833)         7,025          6,371     (3,863,790)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                18,895,773     22,679,676      1,382,496      1,335,248     37,399,338
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  27,866,688     32,984,720      2,044,002      1,949,238     48,457,472
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   48,351,443     43,008,971     10,073,945      8,439,426      3,826,740
Net transfers(1)                                             39,632,701     35,957,748      3,365,782      3,790,456     22,645,661
Transfers for policy loans                                      (85,056)            --        (45,307)            --         57,084
Adjustments to net assets allocated to
  contracts in payout period                                    (37,170)       (36,158)            --            (92)      (129,963)
Contract charges                                                (48,931)       (59,379)        (3,922)        (5,020)       (75,221)
Contract terminations:
    Surrender benefits                                       (3,548,074)    (3,562,134)      (192,840)       (86,836)    (9,669,729)
    Death benefits                                             (653,872)    (1,559,102)       (69,934)       (80,012)    (3,261,498)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               83,611,041     73,749,946     13,127,724     12,057,922     13,393,074
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              82,939,666    107,749,411      3,700,894      3,986,571    200,107,447
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $194,417,395   $214,484,077   $ 18,872,620   $ 17,993,731   $261,957,993
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       93,845,145    122,784,360      3,956,584      4,269,455    199,694,513
Contract purchase payments                                   48,052,995     43,300,453      9,472,457      7,916,686      3,431,467
Net transfers(1)                                             39,579,115     36,467,568      3,137,163      3,553,238     20,027,878
Transfers for policy loans                                      (85,229)            --        (41,332)            --         51,215
Contract charges                                                (48,925)       (59,853)        (3,654)        (4,803)       (67,605)
Contract terminations:
    Surrender benefits                                       (3,529,325)    (3,544,449)      (177,256)       (81,520)    (8,624,170)
    Death benefits                                             (663,322)    (1,589,656)       (64,334)       (76,828)    (2,980,039)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            177,150,454    197,358,423     16,279,628     15,576,228    211,533,259
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        IE3            IE2            IE1            IE5            IE4
OPERATIONS
Investment income (loss) -- net                            $      3,204   $     23,802   $     (3,232)  $        (66)  $       (453)
Net realized gain (loss) on sales of investments                466,044     (2,994,088)    (2,170,648)         1,104          5,056
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,926      6,368,087      5,040,364         41,485         82,939
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     473,174      3,397,801      2,866,484         42,523         87,542
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,814      2,990,780      2,002,096        160,424        216,286
Net transfers(1)                                               (241,827)      (508,978)        23,213        122,661        141,796
Transfers for policy loans                                           --         (8,106)            --         (1,462)            --
Adjustments to net assets allocated to
  contracts in payout period                                         --         (5,452)       (13,137)            --             --
Contract charges                                                    (42)        (9,707)        (6,112)           (62)          (193)
Contract terminations:
    Surrender benefits                                         (400,466)      (325,917)      (309,178)          (495)        (1,035)
    Death benefits                                                   --        (43,082)      (208,616)        (3,273)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (640,521)     2,089,538      1,488,266        277,793        356,854
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 267,493     10,961,943     10,468,604         47,156         89,418
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    100,146   $ 16,449,282   $ 14,823,354   $    367,472   $    533,814
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          487,561     20,011,954     19,189,221         55,372        105,028
Contract purchase payments                                        2,867      5,182,689      3,448,931        165,994        246,149
Net transfers(1)                                                325,267       (920,962)      (255,225)       124,219        145,547
Transfers for policy loans                                           --        (13,979)            --         (1,456)            --
Contract charges                                                    (74)       (16,765)       (10,680)           (69)          (208)
Contract terminations:
    Surrender benefits                                         (672,328)      (556,152)      (538,178)          (617)        (1,008)
    Death benefits                                                   --        (73,157)      (371,938)        (3,533)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                143,293     23,613,628     21,462,131        339,910        495,508
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        HI             MF3            MF2            MF1            MF5
OPERATIONS
Investment income (loss) -- net                            $   (459,360)  $      1,583   $    970,101   $    793,244   $     12,764
Net realized gain (loss) on sales of investments            (26,041,405)        13,137       (466,043)    (1,123,890)         7,452
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                59,926,587         20,105     11,244,535     11,266,020        172,674
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  33,425,822         34,825     11,748,593     10,935,374        192,890
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,182,409         88,567     16,587,174     13,597,991      1,055,297
Net transfers(1)                                             (6,866,272)         8,386     (1,967,485)    (3,248,479)        24,763
Transfers for policy loans                                      133,909             --        (69,407)            --         (4,214)
Adjustments to net assets allocated to
  contracts in payout period                                    (66,003)            --        (37,013)       (42,050)            --
Contract charges                                                (95,194)           (72)       (44,042)       (26,488)          (853)
Contract terminations:
    Surrender benefits                                       (6,319,312)       (14,074)    (1,549,399)    (1,336,454)       (19,975)
    Death benefits                                           (1,143,203)            --       (305,206)    (1,403,644)        (4,986)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (10,173,666)        82,807     12,614,622      7,540,876      1,050,032
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             137,414,613         97,830     52,452,856     52,245,758        476,674
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $160,666,769   $    215,462   $ 76,816,071   $ 70,722,008   $  1,719,596
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      183,401,566        120,076     64,272,980     64,613,329        530,719
Contract purchase payments                                    5,348,617        110,706     19,432,350     16,054,764      1,082,283
Net transfers(1)                                             (9,795,453)         7,040     (2,418,775)    (4,125,823)        25,897
Transfers for policy loans                                      170,556             --        (81,606)            --         (4,232)
Contract charges                                               (121,831)           (81)       (50,699)       (30,606)          (882)
Contract terminations:
    Surrender benefits                                       (8,012,530)       (16,453)    (1,764,498)    (1,549,869)       (20,535)
    Death benefits                                           (1,458,184)            --       (354,396)    (1,651,455)        (4,949)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            169,532,741        221,288     79,035,356     73,310,340      1,608,301
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        MF4            HD             ND3            ND2            ND1
OPERATIONS
Investment income (loss) -- net                            $      8,323   $  3,201,797   $      2,591   $   (236,399)  $   (768,160)
Net realized gain (loss) on sales of investments                  3,527    (11,897,651)        44,997     (1,513,331)    (3,247,489)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   131,504     64,060,394        415,001     70,248,489     62,780,337
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     143,354     55,364,540        462,589     68,498,759     58,764,688
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      549,713      8,088,992        651,490     66,426,507     38,487,532
Net transfers(1)                                                141,098    (11,314,631)      (313,334)    14,366,661      2,621,265
Transfers for policy loans                                           --        234,806            667       (341,965)            --
Adjustments to net assets allocated to
  contracts in payout period                                         --       (385,528)            --        (79,240)      (131,139)
Contract charges                                                   (627)      (248,005)          (835)      (353,541)      (174,454)
Contract terminations:
    Surrender benefits                                          (18,911)   (14,652,075)      (192,467)    (8,600,466)    (6,457,846)
    Death benefits                                              (38,879)    (4,053,651)            --     (1,254,847)    (3,993,179)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  632,394    (22,330,092)       145,521     70,163,109     30,352,179
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 413,969    313,232,067      2,098,801    258,144,296    239,068,436
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,189,717   $346,266,515   $  2,706,911   $396,806,164   $328,185,303
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          461,790    246,502,910      3,029,005    373,715,274    347,841,415
Contract purchase payments                                      569,339      6,078,253        809,774     87,864,474     51,250,365
Net transfers(1)                                                144,132     (9,255,161)      (444,497)    17,205,146      2,348,583
Transfers for policy loans                                           --        175,279            935       (457,352)            --
Contract charges                                                   (661)      (186,973)        (1,103)      (468,327)      (232,691)
Contract terminations:
    Surrender benefits                                          (18,907)   (10,947,862)      (239,009)   (11,353,598)    (8,604,445)
    Death benefits                                              (38,719)    (3,041,864)            --     (1,629,210)    (5,352,026)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,116,974    229,324,582      3,155,105    464,876,407    387,251,201
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        ND5            ND4            HG             SV3            SV2
OPERATIONS
Investment income (loss) -- net                            $    (33,190)  $    (40,235)  $ (5,180,988)  $    (22,733)  $   (414,043)
Net realized gain (loss) on sales of investments                 (8,966)         3,124    (12,279,902)       806,715        (16,628)
Distributions from capital gains                                     --             --             --         20,644      1,220,462
Net change in unrealized appreciation or
  depreciation of investments                                 2,431,499      1,729,323    202,412,663        524,081     19,191,291
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,389,343      1,692,212    184,951,773      1,328,707     19,981,082
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    7,431,842      4,249,177     28,439,858        517,489     17,406,922
Net transfers(1)                                              3,080,153      2,412,803     (9,051,093)       (60,479)    10,130,581
Transfers for policy loans                                      (41,558)            --        875,792             18        (51,828)
Adjustments to net assets allocated to
  contracts in payout period                                         --           (231)      (596,710)            --         (6,266)
Contract charges                                                 (8,113)        (4,352)      (813,425)          (599)       (48,939)
Contract terminations:
    Surrender benefits                                         (175,828)       (77,503)   (40,147,686)    (4,850,810)    (1,038,910)
    Death benefits                                              (37,259)       (36,271)    (7,478,194)            --       (224,216)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               10,249,237      6,543,623    (28,771,458)    (4,394,381)    26,167,344
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,255,342      4,034,942    838,027,601      4,323,898     40,464,949
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 17,893,922   $ 12,270,777   $994,207,916   $  1,258,224   $ 86,613,375
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,564,582      5,049,205    648,995,006        626,823     43,198,794
Contract purchase payments                                    8,383,060      4,787,935     20,409,182        430,502     16,411,940
Net transfers(1)                                              3,479,602      2,766,388     (9,480,575)       (73,297)     9,275,562
Transfers for policy loans                                      (48,068)            --        624,906             15        (49,541)
Contract charges                                                 (9,139)        (4,981)      (583,562)          (522)       (46,143)
Contract terminations:
    Surrender benefits                                         (196,062)       (83,503)   (28,530,870)        (1,436)      (967,040)
    Death benefits                                              (40,830)       (44,484)    (5,349,180)            --       (215,059)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             18,133,145     12,470,560    626,084,907        982,085     67,608,513
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        SV1            SV5            SV4            IV3            IV2
OPERATIONS
Investment income (loss) -- net                            $   (352,395)  $    (51,953)  $    (44,478)  $      4,598   $    255,804
Net realized gain (loss) on sales of investments                 (1,677)        12,154         (5,686)       (43,279)      (876,485)
Distributions from capital gains                                810,673        121,432         86,341             --             --
Net change in unrealized appreciation or
  depreciation of investments                                12,745,069      1,841,579      1,282,789        228,022     14,680,389
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  13,201,670      1,923,212      1,318,966        189,341     14,059,708
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   11,261,598      2,819,467      1,618,956        255,893     17,698,463
Net transfers(1)                                              7,640,687      1,129,915        901,056         92,143     10,490,597
Transfers for policy loans                                           --         (5,610)            --             46        (62,099)
Adjustments to net assets allocated to
  contracts in payout period                                     (7,532)            --             --             --         (9,476)
Contract charges                                                (29,576)        (5,030)        (2,726)           (74)       (43,687)
Contract terminations:
    Surrender benefits                                         (785,526)      (118,671)       (53,445)       (61,666)    (1,143,625)
    Death benefits                                             (225,941)       (16,575)       (16,702)            --       (392,329)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               17,853,710      3,803,496      2,447,139        286,342     26,537,844
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              26,292,492      2,927,555      2,348,864        590,614     39,409,755
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 57,347,872   $  8,654,263   $  6,114,969   $  1,066,297   $ 80,007,307
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       28,099,482      3,315,597      2,664,887        973,266     64,770,944
Contract purchase payments                                   10,690,152      2,844,680      1,597,151        351,710     26,287,604
Net transfers(1)                                              7,094,470      1,161,621        900,456        139,092     14,994,236
Transfers for policy loans                                           --         (5,283)            --             63        (95,431)
Contract charges                                                (27,862)        (5,140)        (2,821)          (110)       (64,953)
Contract terminations:
    Surrender benefits                                         (724,953)      (112,059)       (47,937)       (83,027)    (1,705,112)
    Death benefits                                             (213,635)       (18,011)       (18,464)            --       (599,843)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             44,917,654      7,181,405      5,093,272      1,380,994    103,587,445
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        IV1            IV5            IV4            FI3            FI2
OPERATIONS
Investment income (loss) -- net                            $    134,328   $      7,881   $        755   $     26,563   $  2,910,428
Net realized gain (loss) on sales of investments               (366,298)         5,825          1,245         17,821        149,294
Distributions from capital gains                                     --             --             --          6,955        921,595
Net change in unrealized appreciation or
  depreciation of investments                                13,240,996        854,735        807,333        (26,155)    (2,702,510)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  13,009,026        868,441        809,333         25,184      1,278,807
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   10,912,394      3,332,364      2,519,621      2,214,157     91,599,837
Net transfers(1)                                              8,978,837        968,474        841,182     (2,120,458)   (46,212,301)
Transfers for policy loans                                           --            185             --             --       (162,183)
Adjustments to net assets allocated to
  contracts in payout period                                    (18,333)            --             --             --        (54,152)
Contract charges                                                (28,539)        (2,227)        (1,184)          (163)       (80,608)
Contract terminations:
    Surrender benefits                                       (1,433,932)       (67,635)       (17,830)      (320,713)    (6,723,092)
    Death benefits                                             (587,673)            --         (3,628)            --       (860,514)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               17,822,754      4,231,161      3,338,161       (227,177)    37,506,987
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              39,404,630      1,505,049      1,310,315      1,542,922    149,971,822
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 70,236,410   $  6,604,651   $  5,457,809   $  1,340,929   $188,757,616
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       65,010,707      1,889,437      1,647,721      1,274,641    124,866,303
Contract purchase payments                                   16,436,768      3,691,742      2,871,480      1,821,343     76,149,167
Net transfers(1)                                             12,937,440      1,041,754        933,039     (1,736,283)   (38,798,394)
Transfers for policy loans                                           --            199             --             --       (134,430)
Contract charges                                                (42,791)        (2,554)        (1,349)          (134)       (67,040)
Contract terminations:
    Surrender benefits                                       (2,084,702)       (76,660)       (19,430)      (262,306)    (5,582,205)
    Death benefits                                             (859,532)            --         (3,661)            --       (715,438)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             91,397,890      6,543,918      5,427,800      1,097,261    155,717,963
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        FI1            FI5            FI4            SC3            SC2
OPERATIONS
Investment income (loss) -- net                            $  2,197,305   $    160,242   $    126,058   $     (2,543)  $   (282,132)
Net realized gain (loss) on sales of investments                198,790        (15,181)        (6,820)        19,047        (57,388)
Distributions from capital gains                                780,946         70,528         65,538             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (2,356,405)      (177,238)      (164,864)       155,837     15,433,969
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     820,636         38,351         19,912        172,341     15,094,449
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   61,504,664     12,080,101      8,518,504         31,815      9,778,103
Net transfers(1)                                            (30,937,770)    (2,549,795)    (2,496,421)       338,127      8,764,406
Transfers for policy loans                                           --        (16,242)            --            593        (40,560)
Adjustments to net assets allocated to
  contracts in payout period                                    (32,043)            --             --             --         (3,615)
Contract charges                                                (62,644)        (6,346)        (5,629)          (129)       (26,559)
Contract terminations:
    Surrender benefits                                       (4,744,427)      (253,909)      (266,479)       (29,056)    (1,041,757)
    Death benefits                                           (2,960,451)       (57,959)       (82,103)            --        (79,400)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               22,767,329      9,195,850      5,667,872        341,350     17,350,618
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             138,405,728      6,357,644      7,946,091        349,316     25,952,693
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $161,993,693   $ 15,591,845   $ 13,633,875   $    863,007   $ 58,397,760
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      116,147,349      6,107,066      7,645,777        392,663     29,202,084
Contract purchase payments                                   51,530,430     11,551,796      8,173,325         26,903      9,024,572
Net transfers(1)                                            (25,966,233)    (2,436,501)    (2,400,052)       266,003      7,506,378
Transfers for policy loans                                           --        (15,606)            --            533        (36,100)
Contract charges                                                (52,505)        (6,072)        (5,405)          (111)       (25,422)
Contract terminations:
    Surrender benefits                                       (3,975,957)      (243,394)      (256,100)       (26,256)      (968,784)
    Death benefits                                           (2,480,825)       (55,570)       (79,010)            --        (76,089)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            135,202,259     14,901,719     13,078,535        659,735     44,626,639
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SC1            SC5            SC4            ST3            ST2
OPERATIONS
Investment income (loss) -- net                            $   (330,385)  $    (18,279)  $    (14,323)  $       (282)  $     (7,705)
Net realized gain (loss) on sales of investments               (158,302)         5,781          4,839         (2,162)         1,868
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                14,203,071        778,303        499,914        352,479        924,268
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  13,714,384        765,805        490,430        350,035        918,431
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,777,113      1,321,943      1,085,603            200      1,788,961
Net transfers(1)                                              7,055,347        812,433        664,759          2,920        921,606
Transfers for policy loans                                           --         (1,437)            --             --         (5,336)
Adjustments to net assets allocated to
  contracts in payout period                                     (2,766)            --            (63)            --             --
Contract charges                                                (20,772)        (1,031)          (640)            (1)        (3,258)
Contract terminations:
    Surrender benefits                                         (685,803)       (25,139)        (8,042)            --        (68,238)
    Death benefits                                             (408,223)            --         (1,784)            --        (48,918)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               11,714,896      2,106,769      1,739,833          3,119      2,584,817
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              25,897,528        766,711        438,906      1,494,221      2,490,865
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 51,326,808   $  3,639,285   $  2,669,169   $  1,847,375   $  5,994,113
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       29,341,081        900,351        516,328             --      3,287,672
Contract purchase payments                                    5,317,627      1,256,696        999,263            235      2,188,970
Net transfers(1)                                              6,132,135        787,606        632,820          3,505      1,097,228
Transfers for policy loans                                           --         (1,294)            --             --         (7,077)
Contract charges                                                (19,750)          (974)          (674)            (1)        (3,843)
Contract terminations:
    Surrender benefits                                         (660,001)       (22,858)        (7,005)            --        (80,214)
    Death benefits                                             (402,505)            --         (1,565)            --        (58,636)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             39,708,587      2,919,527      2,139,167          3,739      6,424,100
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       ST1            ST5            ST4            SA3            SA2
OPERATIONS
Investment income (loss) -- net                            $    (13,931)  $     (1,802)  $     (1,349)  $     (1,539)  $   (274,226)
Net realized gain (loss) on sales of investments                  2,685            705          1,480        (12,242)    (4,071,316)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   792,817        103,965         54,867         13,108     13,255,824
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     781,571        102,868         54,998           (673)     8,910,282
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,471,860        366,603        223,232          7,450      5,516,411
Net transfers(1)                                                636,609        195,312         18,927        (44,138)    (2,877,868)
Transfers for policy loans                                           --             --             --          1,175        (14,490)
Adjustments to net assets allocated to
  contracts in payout period                                       (478)            --             --             --         (6,302)
Contract charges                                                 (1,824)          (202)          (121)          (261)       (42,905)
Contract terminations:
    Surrender benefits                                          (80,903)        (1,744)          (806)       (20,179)      (985,186)
    Death benefits                                              (21,153)            --             --             --       (106,479)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,004,111        559,969        241,232        (55,953)     1,483,181
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,210,729        156,647        100,073        212,546     32,369,109
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,996,411   $    819,484   $    396,303   $    155,920   $ 42,762,572
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,921,226        195,862        125,344        385,725     58,958,487
Contract purchase payments                                    1,808,692        413,475        259,210         12,065      9,130,993
Net transfers(1)                                                767,705        226,870         21,313       (147,312)    (5,314,137)
Transfers for policy loans                                           --             --             --          1,732        (22,060)
Contract charges                                                 (2,187)          (224)          (137)          (443)       (71,383)
Contract terminations:
    Surrender benefits                                          (94,206)        (1,907)          (926)       (30,755)    (1,595,924)
    Death benefits                                              (25,084)            --             --             --       (171,384)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,376,146        834,076        404,804        221,012     60,914,592
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SA1            SA5            SA4             HA            3CA
OPERATIONS
Investment income (loss) -- net                           $   (306,449)  $     (1,713)  $     (3,205)  $  (1,617,377)  $     (3,828)
Net realized gain (loss) on sales of investments            (8,810,462)           468          1,780     (18,535,047)       (94,913)
Distributions from capital gains                                    --             --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                               16,872,151         43,981         70,647      50,870,434        274,014
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  7,755,240         42,736         69,222      30,718,010        175,273
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   3,158,035        163,722        224,831       4,758,363          6,886
Net transfers(1)                                            (4,514,542)        84,751           (898)     (3,349,330)      (112,645)
Transfers for policy loans                                          --         (3,811)            --         142,572            548
Adjustments to net assets allocated to
  contracts in payout period                                   (10,424)            --             --         (67,102)            --
Contract charges                                               (24,552)          (142)          (252)       (120,653)          (134)
Contract terminations:
    Surrender benefits                                        (710,301)          (988)          (369)     (6,474,118)        (7,594)
    Death benefits                                            (307,253)            --             --        (855,414)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (2,409,037)       243,532        223,312      (5,965,682)      (112,939)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             30,114,495         82,305        115,665     120,394,761        684,513
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 35,460,698   $    368,573   $    408,199   $ 145,147,089   $    746,847
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      55,182,791        114,119        160,658     161,313,304      1,023,641
Contract purchase payments                                   5,260,484        194,037        285,666       5,802,264          9,803
Net transfers(1)                                            (7,806,499)        98,283            (64)     (5,498,895)      (157,574)
Transfers for policy loans                                          --         (4,333)            --         171,866            707
Contract charges                                               (41,282)          (178)          (332)       (147,440)          (183)
Contract terminations:
    Surrender benefits                                      (1,159,257)        (1,177)          (412)     (7,793,719)        (9,298)
    Death benefits                                            (502,334)            --             --      (1,048,289)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            50,933,903        400,751        445,516     152,799,091        867,096
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       2CA            1CA            3AC            2AC            1AC
OPERATIONS
Investment income (loss) -- net                            $   (251,013)  $   (322,043)  $       (113)  $    (94,151)  $    (76,027)
Net realized gain (loss) on sales of investments             (2,790,877)    (4,005,065)          (143)       (34,295)       (36,111)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                11,467,079     12,710,799          6,744      3,363,883      2,151,488
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   8,425,189      8,383,691          6,488      3,235,437      2,039,350
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,297,130        913,681         37,149      4,847,017      2,551,146
Net transfers(1)                                             (2,592,416)    (2,724,922)        33,666      2,744,730      1,492,422
Transfers for policy loans                                       (4,327)            --             --         (7,384)            --
Adjustments to net assets allocated to
  contracts in payout period                                     (1,674)        (6,112)            --             --             --
Contract charges                                                (30,773)       (21,680)           (10)        (9,960)        (5,836)
Contract terminations:
    Surrender benefits                                       (1,028,456)      (904,940)           (27)      (302,417)      (201,514)
    Death benefits                                             (137,822)      (404,931)            --        (10,847)       (34,723)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,498,338)    (3,148,904)        70,778      7,261,139      3,801,495
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              31,237,556     32,213,534          2,720      8,275,892      5,561,808
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 38,164,407   $ 37,448,321   $     79,986   $ 18,772,468   $ 11,402,653
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       46,932,398     48,704,388          3,708     11,313,117      7,624,114
Contract purchase payments                                    3,147,143      1,257,489         40,777      5,853,912      3,103,849
Net transfers(1)                                             (3,859,141)    (4,032,224)        40,435      3,251,578      1,779,028
Transfers for policy loans                                       (4,792)            --             --        (10,795)            --
Contract charges                                                (42,214)       (30,043)           (12)       (12,186)        (7,057)
Contract terminations:
    Surrender benefits                                       (1,385,163)    (1,221,674)           (36)      (368,231)      (242,166)
    Death benefits                                             (189,272)      (547,864)            --        (12,881)       (42,695)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             44,598,959     44,130,072         84,872     20,014,514     12,215,073
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       5AC            4AC            3CD            2CD            1CD
OPERATIONS
Investment income (loss) -- net                            $     (7,749)  $     (7,603)  $     (1,774)  $   (171,155)  $   (229,226)
Net realized gain (loss) on sales of investments                 10,159         (1,647)        (9,813)      (748,514)      (725,887)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   213,571        167,685        108,455      7,600,959      7,997,157
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     215,981        158,435         96,868      6,681,290      7,042,044
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      569,183        295,478          5,808      1,052,186        439,803
Net transfers(1)                                                308,942        182,407        (22,899)    (2,083,936)    (1,769,085)
Transfers for policy loans                                       (1,101)            --             --         (4,712)            --
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --         (2,289)          (730)
Contract charges                                                   (400)          (326)           (76)       (15,554)       (12,267)
Contract terminations:
    Surrender benefits                                           (3,100)          (757)       (14,498)      (631,412)      (593,586)
    Death benefits                                               (3,956)       (11,965)            --        (97,336)      (259,482)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  869,568        464,837        (31,665)    (1,783,053)    (2,195,347)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 295,635        347,402        296,805     21,258,824     22,339,872
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,381,184   $    970,674   $    362,008   $ 26,157,061   $ 27,186,569
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          379,463        446,713        301,905     21,744,568     23,015,401
Contract purchase payments                                      668,609        330,451          5,741        970,251        402,805
Net transfers(1)                                                347,547        217,299        (21,448)    (2,128,343)    (1,762,249)
Transfers for policy loans                                       (1,254)            --             --         (3,027)            --
Contract charges                                                   (459)          (361)           (68)       (14,190)       (11,368)
Contract terminations:
    Surrender benefits                                           (3,339)        (1,028)       (12,578)      (565,993)      (520,329)
    Death benefits                                               (4,331)       (15,234)            --        (88,565)      (235,179)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,386,236        977,840        273,552     19,914,701     20,889,081
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       3AD            2AD            1AD            5AD            4AD
OPERATIONS
Investment income (loss) -- net                            $     (1,346)  $    (58,383)  $    (49,592)  $     (7,940)  $     (6,634)
Net realized gain (loss) on sales of investments                 14,610         (9,907)       (14,084)          (932)        (2,132)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    64,978      2,450,339      1,616,389        255,623        176,805
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      78,242      2,382,049      1,552,713        246,751        168,039
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       18,550      2,401,561      1,345,313        331,269        113,350
Net transfers(1)                                                152,951      1,224,754      1,073,910        285,590        178,690
Transfers for policy loans                                           --        (13,087)            --             --             --
Adjustments to net assets allocated to
  contracts in payout period                                         --             --         (2,650)            --             --
Contract charges                                                     (7)        (6,190)        (3,766)          (753)          (392)
Contract terminations:
    Surrender benefits                                          (96,041)      (128,414)      (121,090)       (11,826)        (3,029)
    Death benefits                                                   --         (7,217)       (12,726)        (7,005)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   75,453      3,471,407      2,278,991        597,275        288,619
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 138,171      5,335,521      3,686,899        444,030        371,618
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    291,866   $ 11,188,977   $  7,518,603   $  1,288,056   $    828,276
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          180,289      6,981,444      4,808,019        552,297        463,048
Contract purchase payments                                       18,648      2,765,871      1,525,609        362,621        120,219
Net transfers(1)                                                181,810      1,349,221      1,164,852        306,898        194,023
Transfers for policy loans                                           --        (15,579)            --             --             --
Contract charges                                                     (8)        (7,031)        (4,258)          (836)          (424)
Contract terminations:
    Surrender benefits                                          (97,219)      (142,426)      (132,363)       (13,765)        (3,280)
    Death benefits                                                   --         (7,971)       (13,535)        (8,896)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                283,520     10,923,529      7,348,324      1,198,319        773,586
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        HW            3AL            2AL            1AL            5AL
OPERATIONS
Investment income (loss) -- net                           $  (1,357,512)  $      2,121   $     14,600   $    (55,976)  $    (14,501)
Net realized gain (loss) on sales of investments            (11,322,541)         9,365         (2,626)       (16,580)         4,230
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               124,029,162        174,659     14,837,469     10,161,237      1,632,448
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 111,349,109        186,145     14,849,443     10,088,681      1,622,177
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   16,216,654        294,260     22,469,684     14,453,210      4,217,246
Net transfers(1)                                            (34,375,865)       307,592     12,148,417      7,024,045      1,242,960
Transfers for policy loans                                      505,075             --        (74,172)            --         (7,315)
Adjustments to net assets allocated to
  contracts in payout period                                   (159,139)            --         (6,693)        (6,864)            --
Contract charges                                               (446,181)          (289)       (39,652)       (22,032)        (4,330)
Contract terminations:
    Surrender benefits                                      (22,656,136)       (68,186)    (1,077,497)      (508,682)       (81,267)
    Death benefits                                           (5,382,420)            --       (221,512)      (296,258)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (46,298,012)       533,377     33,198,575     20,643,419      5,367,294
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             528,239,710        231,150     32,201,389     22,175,676      2,831,362
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 593,290,807   $    950,672   $ 80,249,407   $ 52,907,776   $  9,820,833
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      422,059,735        309,718     43,189,143     29,770,134      3,502,781
Contract purchase payments                                   12,242,637        350,818     26,440,985     17,305,618      4,530,681
Net transfers(1)                                            (27,721,145)       381,666     14,152,809      8,262,891      1,348,699
Transfers for policy loans                                      378,790             --        (87,734)            --         (7,582)
Contract charges                                               (336,892)          (327)       (46,991)       (26,098)        (4,734)
Contract terminations:
    Surrender benefits                                      (16,970,042)       (72,863)    (1,259,309)      (599,105)       (85,991)
    Death benefits                                           (3,991,087)            --       (274,510)      (355,446)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            385,661,996        969,012     82,114,393     54,357,994      9,283,854
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4AL            3AB            2AB            1AB            5AB
OPERATIONS
Investment income (loss) -- net                            $    (22,717)  $     (1,405)  $   (119,308)  $   (119,956)  $    (28,272)
Net realized gain (loss) on sales of investments                (15,742)        57,732         (2,343)         2,701          5,225
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,427,902        152,078      9,793,316      7,020,009      1,595,822
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,389,443        208,405      9,671,665      6,902,754      1,572,775
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,997,367        135,031     14,938,936      9,752,721      3,158,630
Net transfers(1)                                              1,120,941       (275,876)     9,944,311      6,542,893      1,615,751
Transfers for policy loans                                           --             --        (29,935)            --         (4,756)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --            (64)          (656)            --
Contract charges                                                 (2,858)          (103)       (14,183)        (9,382)        (2,115)
Contract terminations:
    Surrender benefits                                          (53,543)        (2,398)      (365,330)      (123,099)       (46,089)
    Death benefits                                               (2,703)            --        (61,038)       (74,423)       (12,634)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,059,204       (143,346)    24,412,697     16,088,054      4,708,787
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,285,211        557,441     11,302,907      8,490,407      1,349,934
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,733,858   $    622,500   $ 45,387,269   $ 31,481,215   $  7,631,496
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,071,558        605,559     12,313,462      9,269,912      1,417,103
Contract purchase payments                                    2,130,852        111,217     13,670,202      8,977,888      2,823,299
Net transfers(1)                                              1,199,579       (241,984)     9,054,358      6,051,989      1,436,968
Transfers for policy loans                                           --             --        (31,027)            --         (3,873)
Contract charges                                                 (3,177)           (89)       (12,857)        (8,396)        (1,871)
Contract terminations:
    Surrender benefits                                          (57,554)        (2,369)      (337,411)      (112,050)       (39,986)
    Death benefits                                               (2,619)            --        (52,543)       (65,677)       (10,375)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,338,639        472,334     34,604,184     24,113,666      5,621,265
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4AB            3IF            2IF            1IF            3AI
OPERATIONS
Investment income (loss) -- net                            $    (26,924)  $        748   $     (6,497)  $    (45,233)  $         43
Net realized gain (loss) on sales of investments                 (4,715)       (33,162)    (1,020,170)    (1,963,865)        55,070
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,125,829        115,081      5,196,168      6,533,721          1,351
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,094,190         82,667      4,169,501      4,524,623         56,464
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,916,997          4,069      1,139,848        534,510          1,631
Net transfers(1)                                              1,007,495        (56,096)      (405,559)      (637,927)       132,350
Transfers for policy loans                                           --            548         (8,752)            --             --
Adjustments to net assets allocated to
  contracts in payout period                                         --             --         (2,499)        (1,366)            --
Contract charges                                                   (940)           (90)       (12,151)        (9,466)           (11)
Contract terminations:
    Surrender benefits                                          (18,663)       (26,902)      (354,364)      (486,713)      (373,234)
    Death benefits                                               (3,211)            --        (28,614)      (216,390)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,901,678        (78,471)       327,909       (817,352)      (239,264)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,303,572        421,067     17,820,812     20,659,489        187,069
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,299,440   $    425,263   $ 22,318,222   $ 24,366,760   $      4,269
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,370,961        633,993     26,877,828     31,512,150        253,884
Contract purchase payments                                    1,690,141          5,765      1,657,037        777,670          2,034
Net transfers(1)                                                877,694        (87,399)      (700,595)    (1,097,507)       218,773
Transfers for policy loans                                           --            762        (13,738)            --             --
Contract charges                                                   (842)          (130)       (17,806)       (13,999)           (15)
Contract terminations:
    Surrender benefits                                          (16,853)       (35,923)      (506,536)      (712,614)      (469,989)
    Death benefits                                               (2,767)            --        (40,552)      (315,499)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,918,334        517,068     27,255,638     30,150,201          4,687
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       2AI            1AI            5AI            4AI            3VA
OPERATIONS
Investment income (loss) -- net                            $    (32,992)  $    (41,535)  $     (8,600)  $     (5,298)  $      4,291
Net realized gain (loss) on sales of investments                (12,855)       (15,126)        (4,379)         1,232          7,882
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 3,197,681      2,294,826        412,741        185,087        240,678
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   3,151,834      2,238,165        399,762        181,021        252,851
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,988,178      3,330,465      1,390,246        511,883         11,611
Net transfers(1)                                              3,372,422      2,599,351        379,253        127,299        168,017
Transfers for policy loans                                      (22,663)            --           (436)            --          1,371
Adjustments to net assets allocated to
  contracts in payout period                                       (301)          (920)            --             --             --
Contract charges                                                 (8,854)        (5,524)        (1,190)          (464)          (153)
Contract terminations:
    Surrender benefits                                         (175,650)      (157,408)       (25,637)       (13,006)       (19,219)
    Death benefits                                              (71,583)       (52,742)        (5,041)       (11,617)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                8,081,549      5,713,222      1,737,195        614,095        161,627
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               8,359,833      6,016,733        802,043        379,813        808,344
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 19,593,216   $ 13,968,120   $  2,939,000   $  1,174,929   $  1,222,822
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       11,378,093      8,200,172        944,495        448,082        766,153
Contract purchase payments                                    6,349,948      4,260,430      1,507,777        564,416         10,577
Net transfers(1)                                              4,188,420      3,288,063        395,803        143,146        143,108
Transfers for policy loans                                      (30,554)            --           (496)            --          1,186
Contract charges                                                (11,360)        (7,017)        (1,317)          (542)          (134)
Contract terminations:
    Surrender benefits                                         (221,109)      (201,682)       (28,068)       (14,342)       (16,414)
    Death benefits                                              (98,364)       (69,250)        (6,312)       (12,313)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             21,555,074     15,470,716      2,811,882      1,128,447        904,476
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       2VA            1VA             HP            3AV            2AV
OPERATIONS
Investment income (loss) -- net                           $    136,379   $     49,985   $    (817,991)  $      1,526   $     11,909
Net realized gain (loss) on sales of investments              (142,793)      (183,277)     (1,073,707)         9,891             (5)
Distributions from capital gains                                    --             --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               12,989,355     13,988,772      96,944,478        153,682     15,826,876
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 12,982,941     13,855,480      95,052,780        165,099     15,838,780
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   2,809,629      1,095,620       9,577,412         97,897     21,484,900
Net transfers(1)                                             2,658,685      1,289,156      26,302,570        172,397     11,709,992
Transfers for policy loans                                     (15,887)            --         247,481             12        (73,014)
Adjustments to net assets allocated to
  contracts in payout period                                   (15,648)       (14,343)       (109,249)            --         (1,795)
Contract charges                                               (29,264)       (23,814)       (203,480)          (311)       (45,483)
Contract terminations:
    Surrender benefits                                      (1,463,823)    (1,547,682)    (17,318,166)       (94,739)      (933,615)
    Death benefits                                            (224,451)      (486,486)     (2,796,524)            --       (160,198)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               3,719,241        312,451      15,700,044        175,256     31,980,787
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             45,450,469     51,422,340     348,259,800        434,296     38,114,493
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 62,152,651   $ 65,590,271   $ 459,012,624   $    774,651   $ 85,934,060
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      43,221,704     49,161,479     220,368,628        483,056     42,497,368
Contract purchase payments                                   2,501,210        972,782       5,687,568         94,850     21,988,083
Net transfers(1)                                             2,030,659        849,334      13,997,051        181,609     11,714,308
Transfers for policy loans                                     (13,180)            --         145,771             11        (76,404)
Contract charges                                               (26,004)       (21,439)       (120,757)          (304)       (46,326)
Contract terminations:
    Surrender benefits                                      (1,281,802)    (1,372,938)    (10,166,163)       (86,525)      (928,951)
    Death benefits                                            (200,807)      (444,315)     (1,664,976)            --       (164,296)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            46,231,780     49,144,903     228,247,122        672,697     74,983,782
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1AV            5AV            4AV            3SR            2SR
OPERATIONS
Investment income (loss) -- net                            $    (63,472)  $    (20,945)  $    (21,191)  $         99   $    171,032
Net realized gain (loss) on sales of investments                (40,168)         1,689         (9,721)           (62)       (33,603)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                10,887,279      1,627,612      1,145,735          1,153      1,698,492
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  10,783,639      1,608,356      1,114,823          1,190      1,835,921
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   14,160,060      4,385,642      2,377,300            123      3,470,236
Net transfers(1)                                              6,891,625      1,765,077      1,144,167            332      1,676,173
Transfers for policy loans                                           --         (6,024)            --             --         (6,571)
Adjustments to net assets allocated to
  contracts in payout period                                    (16,099)            --             --             --         (2,163)
Contract charges                                                (27,463)        (3,855)        (2,186)            (4)       (11,939)
Contract terminations:
    Surrender benefits                                       (1,044,746)       (68,118)       (64,072)           (29)      (264,787)
    Death benefits                                             (282,519)       (29,876)       (10,402)            --         (6,945)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               19,680,858      6,042,846      3,444,807            422      4,854,004
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              27,549,269      2,522,546      2,126,714          6,235      7,427,146
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 58,013,766   $ 10,173,748   $  6,686,344   $      7,847   $ 14,117,071
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       30,522,982      2,836,507      2,395,632          8,008      9,519,993
Contract purchase payments                                   14,509,402      4,456,021      2,433,585            138      4,155,406
Net transfers(1)                                              6,950,994      1,793,991      1,168,091            373      1,987,852
Transfers for policy loans                                           --         (5,961)            --             --         (8,692)
Contract charges                                                (27,745)        (4,042)        (2,366)            (4)       (14,344)
Contract terminations:
    Surrender benefits                                       (1,065,466)       (66,876)       (63,013)           (37)      (316,193)
    Death benefits                                             (283,350)       (32,278)        (9,654)            --         (8,824)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             50,606,817      8,977,362      5,922,275          8,478     15,315,198
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1SR            5SR            4SR            3EG            2EG
OPERATIONS
Investment income (loss) -- net                            $    134,041   $     15,804   $      8,745   $     (2,121)  $   (116,085)
Net realized gain (loss) on sales of investments                (75,409)        10,394         (1,564)       (25,260)      (891,043)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,655,910        113,451         70,894        160,191      6,361,884
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,714,542        139,649         78,075        132,810      5,354,756
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,423,395        684,426        325,102          1,100        930,635
Net transfers(1)                                              1,470,323        325,844        224,802         24,852     (1,500,474)
Transfers for policy loans                                           --             --             --             --          5,173
Adjustments to net assets allocated to
  contracts in payout period                                       (169)            --             --             --         (1,798)
Contract charges                                                 (5,143)          (746)          (270)          (136)       (13,654)
Contract terminations:
    Surrender benefits                                         (205,696)       (12,512)       (14,024)       (12,103)      (315,595)
    Death benefits                                             (121,409)            --             --             --        (36,821)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,561,301        997,012        535,610         13,713       (932,534)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,586,830        185,796        183,196        317,386     13,358,282
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 12,862,673   $  1,322,457   $    796,881   $    463,909   $ 17,780,504
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,832,066        211,143        208,474        420,902     17,821,464
Contract purchase payments                                    2,946,180        717,077        339,748          1,244      1,076,899
Net transfers(1)                                              1,721,962        357,153        236,175         21,495     (1,823,931)
Transfers for policy loans                                           --             --             --             --          7,209
Contract charges                                                 (6,182)          (764)          (285)          (162)       (15,854)
Contract terminations:
    Surrender benefits                                         (245,535)       (12,790)       (15,056)       (12,147)      (360,869)
    Death benefits                                             (148,893)            --             --             --        (39,532)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,099,598      1,271,819        769,056        431,332     16,665,386
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1EG             HT           3CG(2)         2CG(2)         1CG(2)
OPERATIONS
Investment income (loss) -- net                           $   (160,926)  $  (4,093,627)  $        325   $     34,295   $     21,435
Net realized gain (loss) on sales of investments            (1,362,556)    (11,811,653)             1            179          3,328
Distributions from capital gains                                    --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                7,352,557     139,785,529          3,317        362,153        231,432
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  5,829,075     123,880,249          3,643        396,627        256,195
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     297,672       9,460,131             --        197,825        117,991
Net transfers(1)                                            (1,772,724)     10,447,009         73,932      7,955,008      5,165,275
Transfers for policy loans                                          --         232,507             --            198             --
Adjustments to net assets allocated to
  contracts in payout period                                    (2,802)        (53,585)            --             --           (279)
Contract charges                                               (10,396)       (210,520)            --           (318)          (286)
Contract terminations:
    Surrender benefits                                        (451,482)    (14,528,905)            --        (37,759)       (20,287)
    Death benefits                                            (128,712)     (2,330,433)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (2,068,444)      3,016,204         73,932      8,114,954      5,262,414
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             15,121,078     275,568,612             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 18,881,709   $ 402,465,065   $     77,575   $  8,511,581   $  5,518,609
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      20,303,480     314,848,573             --             --             --
Contract purchase payments                                     342,034       9,139,082             --        236,381        142,720
Net transfers(1)                                            (2,162,351)      5,464,465         89,686      9,693,514      6,265,218
Transfers for policy loans                                          --         226,703             --            236             --
Contract charges                                               (12,201)       (204,958)            --           (379)          (343)
Contract terminations:
    Surrender benefits                                        (494,750)    (13,844,974)            --        (44,832)       (23,717)
    Death benefits                                            (132,659)     (2,259,342)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            17,843,553     313,369,549         89,686      9,884,920      6,383,878
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      5CG(2)         4CG(2)          3GI            2GI            1GI
OPERATIONS
Investment income (loss) -- net                          $      4,745   $      3,517   $      5,082   $     271,771   $     101,988
Net realized gain (loss) on sales of investments                  116             24        (32,788)       (833,684)     (1,146,015)
Distributions from capital gains                                   --             --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                  53,110         40,459        234,493      19,485,105      20,959,153
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    57,971         44,000        206,787      18,923,192      19,915,126
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     36,971         29,189         16,555       5,338,209       2,518,708
Net transfers(1)                                            1,180,668        886,829         77,408       7,925,237       8,288,784
Transfers for policy loans                                         17             --            820         (76,794)             --
Adjustments to net assets allocated to
  contracts in payout period                                       --             --           (104)         (7,672)        (20,725)
Contract charges                                                   (3)            --           (324)        (61,814)        (48,976)
Contract terminations:
    Surrender benefits                                           (306)           (74)       (26,157)     (2,627,109)     (2,610,133)
    Death benefits                                                 --             --             --        (549,774)     (1,024,852)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              1,217,347        915,944         68,198       9,940,283       7,102,806
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    --             --        881,563      80,807,747      87,241,397
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  1,275,318   $    959,944   $  1,156,548   $ 109,671,222   $ 114,259,329
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             --             --      1,171,903     108,027,004     117,222,858
Contract purchase payments                                     39,683         31,652         20,536       6,509,795       3,072,777
Net transfers(1)                                            1,298,919        979,091         86,103       8,832,505       9,583,602
Transfers for policy loans                                         18             --            937         (92,015)             --
Contract charges                                                   (3)            --           (391)        (75,391)        (60,310)
Contract terminations:
    Surrender benefits                                           (336)           (79)       (29,978)     (3,194,257)     (3,180,975)
    Death benefits                                                 --             --             --        (673,871)     (1,248,413)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            1,338,281      1,010,664      1,249,110     119,333,770     125,389,539
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       3FG            2FG            1FG            5FG            4FG
OPERATIONS
Investment income (loss) -- net                           $        513   $     (67,533)  $   (131,665)  $    (46,134)  $    (38,984)
Net realized gain (loss) on sales of investments                 5,454              --        (13,978)        (3,750)        (3,624)
Distributions from capital gains                                    --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   59,393      15,282,093     10,671,890      1,763,890      1,359,474
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     65,360      15,214,560     10,526,247      1,714,006      1,316,866
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     136,076      41,178,054     27,422,042      8,231,261      4,566,262
Net transfers(1)                                               103,829      25,496,119     15,812,494      3,761,956      2,704,417
Transfers for policy loans                                          31        (115,592)            --        (15,667)            --
Adjustments to net assets allocated to
  contracts in payout period                                        --         (11,502)       (11,218)            --             --
Contract charges                                                   (89)        (49,002)       (29,916)        (6,068)        (2,903)
Contract terminations:
    Surrender benefits                                         (59,906)     (1,088,440)      (853,607)       (84,096)       (48,487)
    Death benefits                                                  --        (231,437)      (367,237)       (15,666)       (58,879)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 179,941      65,178,200     41,972,558     11,871,720      7,160,410
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                192,711      40,221,927     30,006,142      3,070,730      2,994,291
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $    438,012   $ 120,614,687   $ 82,504,947   $ 16,656,456   $ 11,471,567
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         233,173      48,686,158     36,319,587      3,591,656      3,508,493
Contract purchase payments                                     142,288      44,791,004     29,954,548      8,577,807      4,786,374
Net transfers(1)                                               117,161      27,410,623     17,020,851      3,895,120      2,843,060
Transfers for policy loans                                          31        (127,808)            --        (15,796)            --
Contract charges                                                   (96)        (53,358)       (32,588)        (6,318)        (3,085)
Contract terminations:
    Surrender benefits                                         (60,782)     (1,172,147)      (934,401)       (85,834)       (51,059)
    Death benefits                                                  --        (250,749)      (408,534)       (16,145)       (63,535)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               431,775     119,283,723     81,919,463     15,940,490     11,020,248
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       3MP            2MP            1MP            3FM            2FM
OPERATIONS
Investment income (loss) -- net                        $     (3,743)  $    (466,783)  $     (692,182)  $       (930)  $    (466,964)
Net realized gain (loss) on sales of investments              9,122        (175,229)        (216,836)       (10,769)         (2,699)
Distributions from capital gains                                 --              --               --             --              --
Net change in unrealized appreciation or
  depreciation of investments                               485,598      34,967,216       36,035,156        116,261      30,447,445
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 490,977      34,325,204       35,126,138        104,562      29,977,782
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   23,407       5,954,888        2,394,180        282,368      39,555,359
Net transfers(1)                                            238,340       5,458,296        5,102,523        (37,388)     25,352,962
Transfers for policy loans                                      333         (71,844)              --             37         (95,061)
Adjustments to net assets allocated to
  contracts in payout period                                     --         (15,880)         (22,324)            --          (6,442)
Contract charges                                               (505)        (78,061)         (53,910)          (168)        (62,895)
Contract terminations:
    Surrender benefits                                      (50,393)     (2,627,596)      (2,934,043)           (27)     (1,395,770)
    Death benefits                                               --        (291,722)        (825,138)            --        (373,720)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              211,182       8,328,081        3,661,288        244,822      62,974,433
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,225,546      89,541,825       95,859,248        303,009      46,915,811
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,927,705   $ 132,195,110   $  134,646,674   $    652,393   $ 139,868,026
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      861,790      63,267,657       68,202,637        325,426      50,457,516
Contract purchase payments                                   15,577       3,849,385        1,537,760        239,880      37,597,147
Net transfers(1)                                            136,276       2,713,312        2,493,923        (55,551)     23,393,016
Transfers for policy loans                                      230         (43,942)              --             29         (93,249)
Contract charges                                               (331)        (50,514)         (35,468)          (154)        (59,812)
Contract terminations:
    Surrender benefits                                      (29,548)     (1,688,551)      (1,854,390)           (31)     (1,297,030)
    Death benefits                                               --        (184,363)        (536,237)            --        (351,047)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            983,994      67,862,984       69,808,225        509,599     109,646,541
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1FM            5FM            4FM            3OS            2OS
OPERATIONS
Investment income (loss) -- net                            $   (417,151)  $    (78,926)  $    (65,740)  $         77   $     (6,806)
Net realized gain (loss) on sales of investments                (18,900)        (3,125)        (4,666)         1,022     (1,709,732)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                20,160,761      3,588,094      2,427,851         17,628      9,211,588
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  19,724,710      3,506,043      2,357,445         18,727      7,495,050
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   24,322,939      8,395,810      4,477,594          3,351      1,245,957
Net transfers(1)                                             16,033,125      3,084,589      2,214,921         53,161      1,641,930
Transfers for policy loans                                           --         (8,241)            --             22         (3,526)
Adjustments to net assets allocated to
  contracts in payout period                                     (3,560)            --             --             --         (6,558)
Contract charges                                                (35,097)        (7,130)        (3,582)           (34)       (13,562)
Contract terminations:
    Surrender benefits                                         (923,499)      (112,189)       (83,188)            --       (478,334)
    Death benefits                                             (549,529)       (29,442)       (25,105)            --       (126,179)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               38,844,379     11,323,397      6,580,640         56,500      2,259,728
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              32,954,935      3,758,714      3,177,016         50,240     17,759,227
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 91,524,024   $ 18,588,154   $ 12,115,101   $    125,467   $ 27,514,005
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       35,541,388      4,182,372      3,541,343         82,084     28,991,255
Contract purchase payments                                   23,137,436      8,124,774      4,329,897          5,365      1,863,412
Net transfers(1)                                             14,855,431      2,956,318      2,125,916         56,566      1,652,794
Transfers for policy loans                                           --         (7,603)            --             26         (3,879)
Contract charges                                                (33,069)        (7,133)        (3,667)           (55)       (20,135)
Contract terminations:
    Surrender benefits                                         (860,701)      (107,693)       (81,224)            --       (681,795)
    Death benefits                                             (516,306)       (30,229)       (26,353)            --       (173,487)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             72,124,179     15,110,806      9,885,912        143,986     31,628,165
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1OS            3FO            2FO            1FO            5FO
OPERATIONS
Investment income (loss) -- net                            $    (48,807)  $        671   $    (72,111)  $    (74,507)  $    (12,377)
Net realized gain (loss) on sales of investments             (1,408,926)        81,101       (143,047)       (26,693)        12,681
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 9,637,384         23,999      7,429,090      5,202,210        686,104
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   8,179,651        105,771      7,213,932      5,101,010        686,408
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      669,362         33,352      8,250,879      5,344,641      1,523,821
Net transfers(1)                                              1,304,460        211,079      8,215,716      5,032,654        760,321
Transfers for policy loans                                           --             --         (8,305)            --         (3,098)
Adjustments to net assets allocated to
  contracts in payout period                                     (2,807)            --         (1,142)        (3,428)            --
Contract charges                                                (10,316)           (37)       (10,473)        (8,020)          (910)
Contract terminations:
    Surrender benefits                                         (384,791)      (374,164)      (279,014)      (295,558)       (17,151)
    Death benefits                                             (176,968)            --        (16,736)       (64,987)        (7,668)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,398,940       (129,770)    16,150,925     10,005,302      2,255,315
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              20,030,845        242,627      9,829,072      7,632,288        457,588
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 29,609,436   $    218,628   $ 33,193,929   $ 22,738,600   $  3,399,311
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       33,063,100        324,271     13,156,775     10,123,150        552,700
Contract purchase payments                                      991,625         35,899      9,414,548      6,141,010      1,576,633
Net transfers(1)                                              1,242,680        286,748      9,113,502      5,576,612        798,736
Transfers for policy loans                                           --             --         (9,904)            --         (3,230)
Contract charges                                                (15,530)           (44)       (12,183)        (9,233)          (975)
Contract terminations:
    Surrender benefits                                         (569,820)      (441,480)      (318,052)      (345,118)       (16,333)
    Death benefits                                             (250,498)            --        (22,530)       (81,884)        (7,794)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             34,461,557        205,394     31,322,156     21,404,537      2,899,737
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4FO            3RE            2RE            1RE            5RE
OPERATIONS
Investment income (loss) -- net                          $    (11,715)  $      6,336   $   1,919,778   $   1,230,376   $     81,789
Net realized gain (loss) on sales of investments               (7,013)        10,797          25,000          27,349          1,662
Distributions from capital gains                                   --             --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                                 548,189        100,443      33,279,647      24,081,055      2,005,259
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   529,461        117,576      35,224,425      25,338,780      2,088,710
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  1,112,344        239,151      29,167,970      19,031,650      5,554,544
Net transfers(1)                                              537,759         34,407      18,950,930      12,517,284      1,998,129
Transfers for policy loans                                         --             --         (81,487)             --         (9,555)
Adjustments to net assets allocated to
  contracts in payout period                                       --           (227)        (21,315)        (15,267)            --
Contract charges                                                 (625)          (231)        (62,714)        (43,043)        (4,860)
Contract terminations:
    Surrender benefits                                         (5,774)       (22,835)     (3,434,599)     (1,833,407)       (84,319)
    Death benefits                                             (1,025)            --        (406,605)       (605,667)       (20,485)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              1,642,679        250,265      44,112,180      29,051,550      7,433,454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               504,211        279,651      80,774,443      60,236,914      2,914,704
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  2,676,351   $    647,492   $ 160,111,048   $ 114,627,244   $ 12,436,868
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        610,117        204,619      59,317,320      44,591,201      2,887,240
Contract purchase payments                                  1,136,382        139,674      18,608,421      12,321,774      4,709,206
Net transfers(1)                                              552,852         18,623      11,932,039       7,734,075      1,671,850
Transfers for policy loans                                         --             --         (53,564)             --         (8,067)
Contract charges                                                 (688)          (146)        (39,829)        (27,631)        (4,128)
Contract terminations:
    Surrender benefits                                         (5,675)       (13,851)     (2,172,215)     (1,190,580)       (72,700)
    Death benefits                                             (1,293)            --        (262,142)       (382,332)       (17,010)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            2,291,695        348,919      87,330,030      63,046,507      9,166,391
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4RE            3SI            2SI            1SI            5SI
OPERATIONS
Investment income (loss) -- net                            $     56,681   $     (1,390)  $   (270,693)  $   (291,074)  $    (29,242)
Net realized gain (loss) on sales of investments                 (5,117)        21,572         29,161         (9,188)         8,989
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,514,012        103,704     15,623,990     12,255,504      1,228,576
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,565,576        123,886     15,382,458     11,955,242      1,208,323
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,219,739         99,076     13,353,685      8,889,780      2,328,724
Net transfers(1)                                              1,181,343       (148,554)     6,748,494      6,581,487        940,636
Transfers for policy loans                                           --             --        (27,936)            --         (5,002)
Adjustments to net assets allocated to
  contracts in payout period                                       (189)            --         (3,961)        (2,060)            --
Contract charges                                                 (3,057)          (106)       (32,261)       (19,283)        (2,679)
Contract terminations:
    Surrender benefits                                          (34,911)       (30,378)    (1,262,574)      (785,540)       (54,938)
    Death benefits                                               (8,595)            --       (219,754)      (337,595)       (13,702)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,354,330        (79,962)    18,555,693     14,326,789      3,193,039
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,011,866        344,449     36,181,649     28,428,787      1,906,023
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  8,931,772   $    388,373   $ 70,119,800   $ 54,710,818   $  6,307,385
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,988,751        281,793     29,742,583     23,552,851      2,074,525
Contract purchase payments                                    2,694,999         77,641     10,268,173      6,895,352      2,326,449
Net transfers(1)                                                956,753        (94,577)     5,146,660      5,060,229        918,627
Transfers for policy loans                                           --             --        (22,253)            --         (4,371)
Contract charges                                                 (2,651)           (83)       (24,392)       (14,574)        (2,658)
Contract terminations:
    Surrender benefits                                          (29,271)       (22,937)      (960,488)      (607,300)       (52,450)
    Death benefits                                               (7,420)            --       (172,435)      (247,920)       (12,270)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,601,161        241,837     43,977,848     34,638,638      5,247,852
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4SI            3MS            2MS            1MS            5MS
OPERATIONS
Investment income (loss) -- net                            $    (24,985)  $        125   $     35,732   $      2,686   $     (4,121)
Net realized gain (loss) on sales of investments                 (6,101)           124           (153)        (7,828)          (831)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   850,921         60,730      4,139,224      3,370,928        932,368
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     819,835         60,979      4,174,803      3,365,786        927,416
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,092,769        497,249      8,952,504      7,515,020      3,446,723
Net transfers(1)                                                529,728         35,306      6,048,610      3,954,994      1,581,111
Transfers for policy loans                                           --             --        (15,596)            --         (1,812)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --        (27,439)            --             --
Contract charges                                                 (1,294)           (49)       (11,427)        (6,763)        (2,476)
Contract terminations:
    Surrender benefits                                          (15,104)          (130)      (268,706)      (248,320)       (56,650)
    Death benefits                                               (2,792)            --       (115,515)       (48,094)        (4,500)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,603,307        532,376     14,562,431     11,166,837      4,962,396
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,476,557        110,521      9,246,262      7,710,925      1,543,986
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,899,699   $    703,876   $ 27,983,496   $ 22,243,548   $  7,433,798
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,609,875        130,426     10,942,213      9,150,582      1,734,761
Contract purchase payments                                    1,114,347        502,462      9,709,092      8,168,853      3,485,911
Net transfers(1)                                                552,380         34,699      6,160,137      4,302,794      1,588,168
Transfers for policy loans                                           --             --        (17,202)            --         (1,828)
Contract charges                                                 (1,289)           (51)       (12,311)        (7,283)        (2,515)
Contract terminations:
    Surrender benefits                                          (15,478)          (136)      (280,055)      (269,006)       (58,018)
    Death benefits                                               (2,707)            --       (131,648)       (52,048)        (4,971)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,257,128        667,400     26,370,226     21,293,892      6,741,508
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4MS            HK             3TF            2TF            1TF
OPERATIONS
Investment income (loss) -- net                           $     (5,480)  $     119,202   $      2,101   $     77,631   $     70,191
Net realized gain (loss) on sales of investments                (3,719)     (4,336,863)          (109)      (126,910)      (118,369)
Distributions from capital gains                                    --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  595,859      68,705,986         54,380      2,577,053      2,966,834
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    586,660      64,488,325         56,372      2,527,774      2,918,656
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   1,660,281       4,415,995          2,433        452,794        235,540
Net transfers(1)                                               764,292       4,304,444         54,795      2,541,210      2,904,609
Transfers for policy loans                                          --         149,963             22          2,512             --
Adjustments to net assets allocated to
  contracts in payout period                                        --         (22,482)            --         (1,128)            --
Contract charges                                                (1,212)       (114,461)           (30)        (4,821)        (3,748)
Contract terminations:
    Surrender benefits                                         (14,995)     (6,374,655)       (10,732)      (214,615)      (173,249)
    Death benefits                                             (18,837)       (948,595)            --        (36,520)       (60,608)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               2,389,529       1,410,209         46,488      2,739,432      2,902,544
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              1,260,071     127,910,741        153,323      7,044,375      8,025,667
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  4,236,260   $ 193,809,275   $    256,183   $ 12,311,581   $ 13,846,867
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       1,418,309     273,086,539        182,210      8,386,142      9,569,967
Contract purchase payments                                   1,707,984       8,226,136          2,926        501,032        254,509
Net transfers(1)                                               767,923       4,531,485         58,097      2,548,089      3,050,841
Transfers for policy loans                                          --         276,044             20          2,281             --
Contract charges                                                (1,264)       (212,742)           (35)        (5,299)        (4,160)
Contract terminations:
    Surrender benefits                                         (15,454)    (11,660,285)       (11,482)      (227,745)      (196,423)
    Death benefits                                             (21,276)     (1,742,767)            --        (39,399)       (67,090)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             3,856,222     272,504,410        231,736     11,165,101     12,607,644
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       3SE            2SE            1SE            3UE            2UE
OPERATIONS
Investment income (loss) -- net                            $       (300)  $    (84,392)  $   (143,274)  $      1,291   $     20,584
Net realized gain (loss) on sales of investments                  1,587        (22,005)       (58,319)         3,986       (591,591)
Distributions from capital gains                                  4,276        569,276        680,632             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    35,116      5,669,922      6,887,101        141,162     15,481,969
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      40,679      6,132,801      7,366,140        146,439     14,910,962
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,911        795,452        387,885         44,124      8,899,461
Net transfers(1)                                                 23,128     (1,034,194)    (1,245,001)        71,658      1,557,282
Transfers for policy loans                                           --        (12,761)            --             --        (28,027)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --         (1,316)            --         (9,009)
Contract charges                                                    (59)       (10,752)        (8,558)          (178)       (39,393)
Contract terminations:
    Surrender benefits                                           (1,217)      (444,143)      (537,352)       (92,413)    (1,407,058)
    Death benefits                                                   --       (123,140)      (203,159)            --       (380,397)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   23,763       (829,538)    (1,607,501)        23,191      8,592,859
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  87,890     14,306,942     17,719,044        467,842     48,248,557
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    152,332   $ 19,610,205   $ 23,477,683   $    637,472   $ 71,752,378
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           87,191     14,284,598     17,792,199        694,276     71,819,842
Contract purchase payments                                        1,714        706,661        347,105         55,755     12,230,769
Net transfers(1)                                                 16,311       (973,803)    (1,197,622)        98,098      1,623,940
Transfers for policy loans                                           --        (12,241)            --             --        (37,501)
Contract charges                                                    (49)        (9,331)        (7,588)          (240)       (53,391)
Contract terminations:
    Surrender benefits                                           (1,054)      (378,706)      (459,508)      (113,176)    (1,908,024)
    Death benefits                                                   --       (105,797)      (174,100)            --       (510,038)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                104,113     13,511,381     16,300,486        734,713     83,165,597
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1UE            5UE            4UE            3MC            2MC
OPERATIONS
Investment income (loss) -- net                           $   (108,984)  $      1,118   $     (5,298)  $      3,921   $     316,991
Net realized gain (loss) on sales of investments            (1,292,913)         8,271        (13,941)        (2,913)        (25,559)
Distributions from capital gains                                    --             --             --         10,860       1,385,346
Net change in unrealized appreciation or
  depreciation of investments                               15,905,402        463,380        527,543        191,090      24,483,467
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 14,503,505        472,769        508,304        202,958      26,160,245
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   5,905,294      1,167,749        783,506        125,904      25,417,566
Net transfers(1)                                                42,401        354,003        384,613        177,969      16,032,372
Transfers for policy loans                                          --           (945)            --             59         (77,013)
Adjustments to net assets allocated to
  contracts in payout period                                   (13,613)            --             --             --          (6,034)
Contract charges                                               (30,257)        (1,397)        (1,288)          (258)        (66,070)
Contract terminations:
    Surrender benefits                                      (1,332,828)       (10,100)       (14,135)       (28,054)     (2,469,391)
    Death benefits                                            (717,354)            --         (8,750)            --        (372,048)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               3,853,643      1,509,310      1,143,946        275,620      38,459,382
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             50,351,755        842,294      1,189,608        587,651      72,845,282
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 68,708,903   $  2,824,373   $  2,841,858   $  1,066,229   $ 137,464,909
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      75,488,735      1,048,190      1,483,019        449,654      56,079,335
Contract purchase payments                                   7,996,622      1,305,143        902,676         91,239      18,009,026
Net transfers(1)                                              (295,627)       402,448        411,175        117,091      11,013,797
Transfers for policy loans                                          --         (1,065)            --             37         (53,896)
Contract charges                                               (41,518)        (1,568)        (1,506)          (191)        (46,833)
Contract terminations:
    Surrender benefits                                      (1,819,777)       (11,283)       (16,856)       (18,864)     (1,731,447)
    Death benefits                                            (978,525)            --         (8,948)            --        (254,995)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            80,349,910      2,741,865      2,769,560        638,966      83,014,987
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1MC            5MC            4MC            3ID            2ID
OPERATIONS
Investment income (loss) -- net                           $      66,757   $     17,164   $       (340)  $     (1,088)  $    (50,124)
Net realized gain (loss) on sales of investments                (49,934)          (539)         8,193         18,607        (23,226)
Distributions from capital gains                              1,086,372         94,289         70,515             --             --
Net change in unrealized appreciation or
  depreciation of investments                                19,736,136      1,477,029      1,161,395         47,654      2,188,639
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  20,839,331      1,587,943      1,239,763         65,173      2,115,289
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   14,787,502      4,030,710      2,143,415          2,004      2,051,776
Net transfers(1)                                             12,557,980      1,412,731      1,091,650        155,359      1,227,491
Transfers for policy loans                                           --         (9,610)            --             --         (1,366)
Adjustments to net assets allocated to
  contracts in payout period                                    (22,868)            --             --             --           (728)
Contract charges                                                (42,369)        (4,212)        (2,530)           (13)        (6,831)
Contract terminations:
    Surrender benefits                                       (2,109,589)       (82,433)       (44,067)       (98,018)      (133,622)
    Death benefits                                             (481,290)        (9,363)       (22,199)            --        (59,400)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               24,689,366      5,337,823      3,166,269         59,332      3,077,320
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              61,488,264      2,464,248      2,644,281         97,105      4,478,964
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 107,016,961   $  9,390,014   $  7,050,313   $    221,610   $  9,671,573
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       47,538,674      2,583,087      2,776,737        149,186      6,886,517
Contract purchase payments                                   10,633,707      3,901,192      2,065,787          2,395      2,672,938
Net transfers(1)                                              8,806,849      1,359,112      1,056,211        211,731      1,587,125
Transfers for policy loans                                           --         (9,686)            --             --         (1,689)
Contract charges                                                (30,238)        (4,066)        (2,518)           (17)        (8,930)
Contract terminations:
    Surrender benefits                                       (1,500,436)       (76,660)       (40,826)      (114,536)      (176,073)
    Death benefits                                             (342,655)        (9,655)       (19,564)            --        (80,261)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             65,105,901      7,743,324      5,835,827        248,759     10,879,627
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1ID            5ID            4ID            3FS            2FS
OPERATIONS
Investment income (loss) -- net                            $    (41,597)  $     (3,616)  $     (4,025)  $        269   $     (7,505)
Net realized gain (loss) on sales of investments                 (1,358)          (641)        (3,119)           122         (7,703)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,414,862        121,428        114,055          3,769      1,724,017
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,371,907        117,171        106,911          4,160      1,708,809
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,242,575        285,320         82,946         67,483      2,076,177
Net transfers(1)                                                304,848        168,243        145,426         (3,158)     1,088,390
Transfers for policy loans                                           --             --             --             --         (6,589)
Adjustments to net assets allocated to
  contracts in payout period                                     (1,055)            --             --             --             --
Contract charges                                                 (4,085)          (345)          (237)           (14)        (5,901)
Contract terminations:
    Surrender benefits                                          (67,012)        (6,087)           (27)        (1,095)      (192,972)
    Death benefits                                              (59,528)            --         (2,521)            --        (46,696)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,415,743        447,131        225,587         63,216      2,912,409
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,135,201        172,449        203,260          2,860      4,558,713
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,922,851   $    736,751   $    535,758   $     70,236   $  9,179,931
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,844,768        242,218        285,998          3,484      5,571,814
Contract purchase payments                                    1,625,423        335,019         99,782         67,187      2,268,515
Net transfers(1)                                                397,785        188,855        172,108         (3,077)     1,155,760
Transfers for policy loans                                           --             --             --             --         (8,042)
Contract charges                                                 (5,329)          (425)          (301)           (15)        (6,471)
Contract terminations:
    Surrender benefits                                          (85,542)        (7,217)           (29)        (1,174)      (207,549)
    Death benefits                                              (77,220)            --         (3,809)            --        (49,826)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,699,885        758,450        553,749         66,405      8,724,201
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1FS            5FS            4FS            3TC            2TC
OPERATIONS
Investment income (loss) -- net                            $    (14,951)  $     (2,713)  $     (2,844)  $        (60)  $    (24,496)
Net realized gain (loss) on sales of investments                 (6,336)        42,963         (2,768)           743        (34,568)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,145,148        184,336        144,557            831      1,192,359
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,123,861        224,586        138,945          1,514      1,133,295
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,133,658        271,209        202,586         64,223      1,512,711
Net transfers(1)                                                555,019         86,283         94,346            616      1,105,635
Transfers for policy loans                                           --             --             --             --         (2,120)
Adjustments to net assets allocated to
  contracts in payout period                                       (575)            --             --             --             --
Contract charges                                                 (4,002)          (774)          (548)           (20)        (3,694)
Contract terminations:
    Surrender benefits                                          (40,960)        (8,463)          (790)        (1,160)       (76,177)
    Death benefits                                              (66,562)            --        (10,091)            --        (26,725)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,576,578        348,255        285,503         63,659      2,509,630
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,026,234        456,777        386,610          1,240      1,807,238
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,726,673   $  1,029,618   $    811,058   $     66,413   $  5,450,163
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,709,075        526,263        446,207          2,576      3,768,877
Contract purchase payments                                    1,272,386        279,803        207,311         95,422      2,551,947
Net transfers(1)                                                592,590        128,500         88,597           (443)     1,737,472
Transfers for policy loans                                           --             --             --             --         (3,277)
Contract charges                                                 (4,395)          (793)          (575)           (38)        (6,231)
Contract terminations:
    Surrender benefits                                          (43,737)        (9,102)          (880)        (1,893)      (124,795)
    Death benefits                                              (65,468)            --         (9,528)            --        (42,055)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,460,451        924,671        731,132         95,624      7,881,938
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1TC            5TC            4TC            3TL            2TL
OPERATIONS
Investment income (loss) -- net                            $    (22,146)  $     (3,217)  $     (2,910)  $        (20)  $     (9,352)
Net realized gain (loss) on sales of investments                (31,873)        (1,328)            (8)         1,126        (16,166)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   859,213        110,605         84,952            (90)       390,094
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     805,194        106,060         82,034          1,016        364,576
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      903,406        384,492        226,280          1,058        458,187
Net transfers(1)                                                634,662        101,404         65,372         (3,347)       250,799
Transfers for policy loans                                           --           (112)            --             --         (1,374)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract charges                                                 (2,014)          (328)          (201)            (2)        (1,246)
Contract terminations:
    Surrender benefits                                         (100,573)        (6,887)           (67)           (23)       (11,322)
    Death benefits                                              (14,144)        (5,094)            --             --        (33,613)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,421,337        473,475        291,384         (2,314)       661,431
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,360,238        107,569         87,727          1,329        796,289
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,586,769   $    687,104   $    461,145   $         31   $  1,822,296
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,844,559        191,673        156,591          3,227      1,938,204
Contract purchase payments                                    1,499,606        536,070        322,454          2,076        977,676
Net transfers(1)                                              1,055,053        139,464         94,843         (5,242)       521,475
Transfers for policy loans                                           --           (193)            --             --         (2,866)
Contract charges                                                 (3,308)          (503)          (296)            (5)        (2,626)
Contract terminations:
    Surrender benefits                                         (162,053)        (9,122)          (121)           (56)       (23,425)
    Death benefits                                              (21,428)        (6,316)            --             --        (80,798)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,212,429        851,073        573,471             --      3,327,640
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1TL            5TL            4TL            3GT            2GT
OPERATIONS
Investment income (loss) -- net                            $     (8,523)  $     (1,016)  $       (766)  $       (693)  $    (88,820)
Net realized gain (loss) on sales of investments                (27,318)           519           (852)       (16,663)    (1,026,416)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   290,361         31,782         20,177         67,297      5,508,410
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     254,520         31,285         18,559         49,941      4,393,174
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      277,345        102,019         29,119          3,013      2,025,508
Net transfers(1)                                                 55,700         41,629          9,766        115,008       (570,591)
Transfers for policy loans                                           --             --             --         (1,983)        (7,142)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract charges                                                   (692)           (96)           (95)          (120)       (16,456)
Contract terminations:
    Surrender benefits                                          (13,922)        (2,446)           (73)       (96,056)      (323,987)
    Death benefits                                                   --             --             --             --        (86,802)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  318,431        141,106         38,717         19,862      1,020,530
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 657,275         33,509         41,059         85,883      9,277,408
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,230,226   $    205,900   $     98,335   $    155,686   $ 14,691,112
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,604,429         55,892         68,657        342,673     37,199,522
Contract purchase payments                                      582,267        146,602         41,346         10,095      6,834,434
Net transfers(1)                                                102,155         59,924         14,144        396,793     (2,057,404)
Transfers for policy loans                                           --             --             --         (5,515)       (27,565)
Contract charges                                                 (1,404)          (144)          (141)          (384)       (54,335)
Contract terminations:
    Surrender benefits                                          (29,946)        (3,962)          (128)      (317,363)    (1,075,455)
    Death benefits                                                   --             --             --             --       (299,200)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,257,501        258,312        123,878        426,299     40,519,997
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1GT            5GT            4GT            3IG            2IG
OPERATIONS
Investment income (loss) -- net                            $    (89,262)  $     (1,809)  $     (1,291)  $        180   $     91,526
Net realized gain (loss) on sales of investments             (2,293,900)         2,186        (10,781)        81,466     (1,377,476)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 5,837,722         69,574         50,405         37,031     13,775,549
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   3,454,560         69,951         38,333        118,677     12,489,599
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      621,220        252,393        147,193          7,493      6,064,442
Net transfers(1)                                               (635,022)        34,409          8,075         33,834     (4,919,773)
Transfers for policy loans                                           --             --             --           (596)       (20,214)
Adjustments to net assets allocated to
  contracts in payout period                                     (1,098)            --             --             --         (4,505)
Contract charges                                                 (7,542)           (85)          (112)          (180)       (34,921)
Contract terminations:
    Surrender benefits                                         (235,644)        (5,473)        (8,443)      (375,644)      (856,792)
    Death benefits                                             (100,797)            --             --             --       (172,114)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (358,883)       281,244        146,713       (335,093)        56,123
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,821,904         42,998         71,025        393,955     36,450,370
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,917,581   $    394,193   $    256,071   $    177,539   $ 48,996,092
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       31,353,669         67,677        111,987        874,663     81,189,171
Contract purchase payments                                    2,105,218        323,536        179,323         15,888     12,634,521
Net transfers(1)                                             (2,153,423)        44,971           (569)       168,141     (9,861,219)
Transfers for policy loans                                           --             --             --         (1,216)       (48,396)
Contract charges                                                (25,089)          (115)          (158)          (372)       (71,434)
Contract terminations:
    Surrender benefits                                         (773,101)        (8,125)       (11,534)      (762,486)    (1,732,285)
    Death benefits                                             (348,466)            --             --             --       (368,217)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             30,158,808        427,944        279,049        294,618     81,742,141
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1IG            5IG            4IG            3AG            2AG
OPERATIONS
Investment income (loss) -- net                            $      6,255   $        (24)  $     (1,586)  $       (472)  $   (134,965)
Net realized gain (loss) on sales of investments             (2,630,455)       (13,021)        (5,943)        (3,764)    (2,025,278)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                13,068,794        313,139        246,978         29,283      7,342,048
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  10,444,594        300,094        239,449         25,047      5,181,805
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,870,618        446,924        221,702          3,881      1,707,122
Net transfers(1)                                             (4,661,036)        60,538         39,950         (8,060)    (2,227,902)
Transfers for policy loans                                           --           (116)            --         (1,937)        (3,722)
Adjustments to net assets allocated to
  contracts in payout period                                     (7,019)            --             --             --           (107)
Contract charges                                                (21,116)          (911)          (497)          (147)       (24,919)
Contract terminations:
    Surrender benefits                                         (830,620)       (21,212)        (9,282)        (5,897)      (626,669)
    Death benefits                                             (193,722)        (5,189)            --             --       (112,073)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,842,895)       480,034        251,873        (12,160)    (1,288,270)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              33,095,580        537,047        508,124         74,468     15,787,355
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 40,697,279   $  1,317,175   $    999,446   $     87,355   $ 19,680,890
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       74,111,345        681,181        645,673        245,967     52,428,313
Contract purchase payments                                    6,039,443        535,351        265,269         11,271      5,046,338
Net transfers(1)                                             (9,606,191)        69,700         54,590        (20,988)    (6,415,951)
Transfers for policy loans                                           --           (157)            --         (5,025)        (9,919)
Contract charges                                                (43,673)        (1,055)          (578)          (435)       (71,192)
Contract terminations:
    Surrender benefits                                       (1,703,639)       (25,407)        (9,447)       (15,499)    (1,799,931)
    Death benefits                                             (407,989)        (5,125)            --             --       (315,806)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             68,389,296      1,254,488        955,507        215,291     48,861,852
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1AG            3IP            2IP            1IP            5IP
OPERATIONS
Investment income (loss) -- net                            $   (130,933)  $     (2,165)  $   (124,039)  $   (168,931)  $    (10,774)
Net realized gain (loss) on sales of investments             (3,581,305)       125,631        (29,040)       (37,188)         8,603
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 7,638,562        283,545      9,167,627      8,041,525        561,506
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   3,926,324        407,011      9,014,548      7,835,406        559,335
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      490,502        581,763     11,909,771      8,078,946      1,672,833
Net transfers(1)                                             (1,970,242)     1,219,051     11,976,244      9,646,890        922,106
Transfers for policy loans                                           --            567        (19,506)            --         (4,696)
Adjustments to net assets allocated to
  contracts in payout period                                       (373)            --         (7,477)       (14,848)            --
Contract charges                                                (11,386)           (81)       (15,981)       (11,469)          (690)
Contract terminations:
    Surrender benefits                                         (451,971)      (638,844)      (621,681)      (457,553)       (18,716)
    Death benefits                                             (168,054)            --       (105,920)      (285,685)        (7,656)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,111,524)     1,162,456     23,115,450     16,956,281      2,563,181
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              12,850,476        410,768     19,063,340     18,542,571        459,707
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 14,665,276   $  1,980,235   $ 51,193,338   $ 43,334,258   $  3,582,223
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       42,883,252        635,602     29,531,927     28,853,362        499,387
Contract purchase payments                                    1,438,008        778,709     17,045,504     11,594,091      1,684,167
Net transfers(1)                                             (5,841,976)     1,839,706     16,858,472     13,793,485        906,091
Transfers for policy loans                                           --            785        (26,720)            --         (4,805)
Contract charges                                                (32,943)          (118)       (22,861)       (16,411)          (679)
Contract terminations:
    Surrender benefits                                       (1,301,239)      (857,702)      (879,554)      (661,041)       (18,060)
    Death benefits                                             (486,638)            --       (157,312)      (404,234)        (7,638)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             36,658,464      2,396,982     62,349,456     53,159,252      3,058,463
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4IP            3MG            2MG            1MG            5MG
OPERATIONS
Investment income (loss) -- net                            $    (10,069)  $     (2,744)  $   (320,967)  $   (344,253)  $    (14,954)
Net realized gain (loss) on sales of investments                 (1,169)       (14,918)      (527,104)      (737,676)        (3,464)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   376,562        117,329      9,021,208      8,005,079        298,584
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     365,324         99,667      8,173,137      6,923,150        280,166
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      808,369          7,984     10,278,627      5,348,983      1,342,155
Net transfers(1)                                                755,242        119,467      3,095,632      2,537,460        323,002
Transfers for policy loans                                           --             --        (38,934)            --           (110)
Adjustments to net assets allocated to
  contracts in payout period                                        (95)            --         (8,154)        (3,416)            --
Contract charges                                                   (417)          (266)       (32,692)       (19,980)        (1,052)
Contract terminations:
    Surrender benefits                                           (3,850)       (90,030)      (887,458)    (1,017,029)       (28,454)
    Death benefits                                                   --             --       (230,540)      (270,263)        (4,478)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,559,249         37,155     12,176,481      6,575,755      1,631,063
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 520,526        382,341     33,834,025     30,233,795        825,560
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,445,099   $    519,163   $ 54,183,643   $ 43,732,700   $  2,736,789
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          566,444        785,044     69,576,415     62,662,560      1,087,891
Contract purchase payments                                      792,095         14,569     19,037,739      9,961,210      1,558,887
Net transfers(1)                                                737,035        230,834      5,290,634      4,375,089        364,361
Transfers for policy loans                                           --             --        (73,100)            --           (142)
Contract charges                                                   (424)          (479)       (61,266)       (37,361)        (1,276)
Contract terminations:
    Surrender benefits                                           (3,694)      (155,561)    (1,664,153)    (1,892,812)       (33,439)
    Death benefits                                                   --             --       (440,440)      (504,718)        (4,967)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,091,456        874,407     91,665,829     74,563,968      2,971,315
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4MG            3MD            2MD            1MD            5MD
OPERATIONS
Investment income (loss) -- net                            $    (13,524)  $     (2,138)  $   (354,677)  $   (379,651)  $    (30,527)
Net realized gain (loss) on sales of investments                 (1,184)       (15,291)      (207,152)      (563,946)        (6,812)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   224,369        127,279     13,875,147     11,983,558        910,856
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     209,661        109,850     13,313,318     11,039,961        873,517
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      827,589        112,946      9,969,569      6,388,948      2,340,384
Net transfers(1)                                                491,910         86,939      2,161,745      1,224,814        299,920
Transfers for policy loans                                           --             --        (17,049)            --         (7,753)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --         (3,381)        (1,407)            --
Contract charges                                                   (519)          (121)       (38,533)       (23,523)        (3,148)
Contract terminations:
    Surrender benefits                                           (6,446)      (101,029)      (970,353)      (958,096)       (43,675)
    Death benefits                                                   --             --       (244,608)      (363,113)       (27,696)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,312,534         98,735     10,857,390      6,267,623      2,558,032
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 539,102        297,200     36,167,112     32,375,226      1,526,747
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,061,297   $    505,785   $ 60,337,820   $ 49,682,810   $  4,958,296
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          711,527        485,070     59,272,471     53,383,319      2,111,723
Contract purchase payments                                      964,669        145,131     14,375,675      9,154,423      2,798,741
Net transfers(1)                                                578,731        121,856      2,827,292      1,389,611        376,631
Transfers for policy loans                                           --             --        (24,861)            --         (9,448)
Contract charges                                                   (619)          (176)       (55,401)       (33,765)        (3,830)
Contract terminations:
    Surrender benefits                                           (7,942)      (129,812)    (1,381,841)    (1,385,946)       (49,833)
    Death benefits                                                   --             --       (322,886)      (519,319)       (32,876)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,246,366        622,069     74,690,449     61,988,323      5,191,108
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4MD            3UT            2UT            1UT            5UT
OPERATIONS
Investment income (loss) -- net                            $    (28,447)  $      1,748   $    126,691   $     73,449   $      2,188
Net realized gain (loss) on sales of investments                 (4,566)          (359)       (24,606)       (17,076)          (399)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   702,021         31,530      3,301,509      2,305,337        269,260
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     669,008         32,919      3,403,594      2,361,710        271,049
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,117,037            549      4,430,775      3,170,428      1,051,319
Net transfers(1)                                                661,316           (424)     1,853,558      1,274,343        374,797
Transfers for policy loans                                           --             --        (11,041)            --         (4,350)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --           (694)        (2,801)            --
Contract charges                                                 (1,336)          (177)        (7,326)        (5,364)          (473)
Contract terminations:
    Surrender benefits                                          (11,102)          (313)      (170,538)      (137,781)        (7,065)
    Death benefits                                                   --             --        (69,013)       (41,507)       (11,266)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,765,915           (365)     6,025,721      4,257,318      1,402,962
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,287,511         95,219      7,194,077      4,853,128        234,603
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,722,434   $    127,773   $ 16,623,392   $ 11,472,156   $  1,908,614
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,783,862        139,161     10,543,457      7,093,279        275,519
Contract purchase payments                                    1,327,374            670      5,622,123      4,081,718      1,044,883
Net transfers(1)                                                815,738           (691)     2,213,992      1,571,784        373,939
Transfers for policy loans                                           --             --        (13,317)            --         (4,321)
Contract charges                                                 (1,659)          (209)        (9,192)        (6,745)          (488)
Contract terminations:
    Surrender benefits                                          (13,397)          (426)      (213,062)      (170,010)        (6,787)
    Death benefits                                                   --             --        (92,589)       (50,631)       (12,702)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,911,918        138,505     18,051,412     12,519,395      1,670,043
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4UT            3PE            2PE            1PE            5PE
OPERATIONS
Investment income (loss) -- net                            $      3,479   $      3,448   $    206,726   $    109,685   $     30,376
Net realized gain (loss) on sales of investments                    994          8,576         (2,949)         1,720          1,566
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   257,246         42,931      3,185,466      1,961,247        583,796
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     261,719         54,955      3,389,243      2,072,652        615,738
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      734,409         13,584      5,197,971      3,190,574      2,081,744
Net transfers(1)                                                206,616        130,563      3,632,594      2,613,518        694,361
Transfers for policy loans                                           --             --        (21,199)            --           (896)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --         (5,593)        (1,409)            --
Contract charges                                                   (424)           (10)        (9,705)        (5,618)        (1,628)
Contract terminations:
    Surrender benefits                                           (1,034)       (61,454)      (277,611)      (146,174)       (66,986)
    Death benefits                                               (6,227)            --        (46,910)      (284,647)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  933,340         82,683      8,469,547      5,366,244      2,706,595
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 365,983        142,312      9,586,813      5,839,598      1,223,851
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,561,042   $    279,950   $ 21,445,603   $ 13,278,494   $  4,546,184
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          430,620        174,668     11,651,377      7,193,177      1,438,904
Contract purchase payments                                      746,889         15,936      6,094,766      3,760,714      2,275,612
Net transfers(1)                                                201,074        156,723      4,270,525      3,067,517        778,619
Transfers for policy loans                                           --             --        (24,986)            --           (981)
Contract charges                                                   (437)           (12)       (11,125)        (6,421)        (1,760)
Contract terminations:
    Surrender benefits                                             (991)       (64,724)      (313,478)      (170,912)       (74,573)
    Death benefits                                               (5,907)            --        (59,570)      (331,594)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,371,248        282,591     21,607,509     13,512,481      4,415,821
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4PE            3EU            2EU            1EU            5EU
OPERATIONS
Investment income (loss) -- net                            $     17,151   $        (71)  $     (6,647)  $     (5,586)  $       (669)
Net realized gain (loss) on sales of investments                 (6,916)        15,318         (9,206)         9,805          5,041
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   380,928             31        522,612        295,072         32,759
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     391,163         15,278        506,759        299,291         37,131
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      877,513            203        538,444        342,957         86,274
Net transfers(1)                                                472,873         76,692        551,644        157,316        (14,975)
Transfers for policy loans                                           --             --            997             --             --
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract charges                                                   (774)            --         (1,015)          (642)           (81)
Contract terminations:
    Surrender benefits                                          (23,846)       (91,980)       (95,686)       (35,790)        (2,832)
    Death benefits                                                   --             --        (44,312)        (3,507)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,325,766        (15,085)       950,072        460,334         68,386
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,009,921             24      1,029,862        546,622         42,793
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,726,850   $        217   $  2,486,693   $  1,306,247   $    148,310
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,189,477             31      1,312,050        698,369         50,183
Contract purchase payments                                      956,909            213        613,516        423,530         98,429
Net transfers(1)                                                540,119        103,548        643,785        191,514        (13,503)
Transfers for policy loans                                           --             --          1,178             --             --
Contract charges                                                   (860)            --         (1,186)          (753)           (89)
Contract terminations:
    Surrender benefits                                          (26,950)      (103,583)      (106,150)       (41,109)        (2,845)
    Death benefits                                                   --             --        (61,549)        (3,939)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,658,695            209      2,401,644      1,267,612        132,175
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4EU            3HS            2HS            1HS            5HS
OPERATIONS
Investment income (loss) -- net                            $       (710)  $        (52)  $    (36,583)  $    (34,438)  $     (6,929)
Net realized gain (loss) on sales of investments                    (77)        (9,559)        (6,138)       (16,494)           898
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    27,751         28,714      2,127,154      1,188,532        176,482
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      26,964         19,103      2,084,433      1,137,600        170,451
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       48,566         27,366      4,605,378      2,262,982        829,262
Net transfers(1)                                                 32,967         (2,560)     1,285,114        487,397        200,167
Transfers for policy loans                                           --             --        (37,264)            --             --
Adjustments to net assets allocated to
  contracts in payout period                                         --             --         (1,236)            --             --
Contract charges                                                    (52)          (206)       (12,474)        (5,793)          (793)
Contract terminations:
    Surrender benefits                                             (141)        (1,044)      (211,549)      (135,969)       (19,549)
    Death benefits                                                   --             --       (105,729)       (50,989)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   81,340         23,556      5,522,240      2,557,628      1,009,087
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  42,503        112,740      8,862,644      5,089,749        497,167
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    150,807   $    155,399   $ 16,469,317   $  8,784,977   $  1,676,705
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           49,932        144,808     11,415,725      6,574,222        617,256
Contract purchase payments                                       51,131         31,400      5,524,180      2,736,708        952,551
Net transfers(1)                                                 34,037         (5,190)     1,526,481        595,153        229,986
Transfers for policy loans                                           --             --        (44,876)            --             --
Contract charges                                                    (55)          (236)       (14,979)        (6,957)          (920)
Contract terminations:
    Surrender benefits                                             (140)        (1,249)      (249,891)      (161,346)       (22,649)
    Death benefits                                                   --             --       (133,198)       (61,767)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                134,905        169,533     18,023,442      9,676,013      1,776,224
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4HS            3PI            2PI            1PI            5PI
OPERATIONS
Investment income (loss) -- net                            $     (5,725)  $      1,792   $    (15,288)  $    (41,298)  $    (10,443)
Net realized gain (loss) on sales of investments                 (2,977)       125,502        159,643        134,001         57,971
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   122,387         26,624      7,598,019      5,056,060        901,451
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     113,685        153,918      7,742,374      5,148,763        948,979
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      343,570        127,297     11,094,107      6,488,515      1,921,557
Net transfers(1)                                                142,548       (519,495)     3,429,347      1,730,077        (67,233)
Transfers for policy loans                                           --             --        (20,562)            --           (927)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --            (40)            --             --
Contract charges                                                   (555)           (43)       (17,522)       (10,940)        (2,305)
Contract terminations:
    Surrender benefits                                          (15,489)      (246,825)      (345,860)      (309,685)       (34,345)
    Death benefits                                              (11,006)            --       (125,405)      (102,812)        (1,619)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  459,068       (639,066)    14,014,065      7,795,155      1,815,128
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 468,927        693,574     16,304,433     11,848,515      1,793,791
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,041,680   $    208,426   $ 38,060,872   $ 24,792,433   $  4,557,898
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          583,153        881,161     20,772,705     15,137,852      2,086,004
Contract purchase payments                                      395,336        139,019     13,369,719      7,886,886      2,110,414
Net transfers(1)                                                159,112       (527,912)     4,454,184      2,355,984         12,224
Transfers for policy loans                                           --             --        (22,903)            --         (1,174)
Contract charges                                                   (644)           (53)       (20,585)       (12,792)        (2,500)
Contract terminations:
    Surrender benefits                                          (16,875)      (285,071)      (399,907)      (367,601)       (37,530)
    Death benefits                                              (12,416)            --       (140,736)      (120,812)        (1,998)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,107,666        207,144     38,012,477     24,879,517      4,165,440
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4PI            3IN            2IN           1IN              HN
OPERATIONS
Investment income (loss) -- net                            $     (9,908)  $     (1,230)  $   (191,602)  $   (271,025)  $ (4,520,669)
Net realized gain (loss) on sales of investments                 13,219           (787)    (5,003,392)    (7,607,296)   (43,215,874)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   586,280        152,574     17,454,968     19,719,541    143,792,731
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     589,591        150,557     12,259,974     11,841,220     96,056,188
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,038,312          9,798      3,418,023      1,429,186     13,932,899
Net transfers(1)                                                237,708       (104,589)    (6,787,753)    (7,139,899)   (49,485,294)
Transfers for policy loans                                           --          1,051        (15,271)            --        495,840
Adjustments to net assets allocated to
  contracts in payout period                                         --             --         (4,119)        (1,586)       (86,848)
Contract charges                                                 (1,443)          (316)       (46,707)       (32,128)      (366,260)
Contract terminations:
    Surrender benefits                                           (4,341)       (43,321)    (1,125,892)    (1,194,466)   (16,404,886)
    Death benefits                                               (5,948)            --       (209,140)      (422,040)    (2,331,765)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,264,288       (137,377)    (4,770,859)    (7,360,933)   (54,246,314)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,194,995        514,553     40,533,441     41,539,876    337,001,510
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,048,874   $    527,733   $ 48,022,556   $ 46,020,163   $378,811,384
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,392,095        913,817     72,394,802     74,769,213    378,657,604
Contract purchase payments                                    1,116,578         16,746      5,704,460      2,361,716     14,029,640
Net transfers(1)                                                301,427       (159,489)   (10,947,420)   (11,632,598)   (49,717,062)
Transfers for policy loans                                           --          1,500        (23,602)            --        493,241
Contract charges                                                 (1,637)          (524)       (78,422)       (54,717)      (365,497)
Contract terminations:
    Surrender benefits                                           (4,645)       (64,626)    (1,844,970)    (1,969,289)   (16,160,577)
    Death benefits                                               (6,669)            --       (332,493)      (694,426)    (2,306,738)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,797,149        707,424     64,872,355     62,779,899    324,630,611
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        3VS           2VS            1VS            5VS            4VS
OPERATIONS
Investment income (loss) -- net                            $     (1,913)  $   (361,493)  $   (445,308)  $     (4,021)  $     (2,924)
Net realized gain (loss) on sales of investments                (54,400)    (5,533,036)    (9,222,619)         6,664          1,845
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   155,714     19,176,365     22,461,856        108,470         67,538
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      99,401     13,281,836     12,793,929        111,113         66,459
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,700      5,513,970      2,351,913        293,422        129,736
Net transfers(1)                                                (57,911)    (7,298,838)    (7,901,293)         2,292         65,270
Transfers for policy loans                                         (922)        (4,597)            --           (117)            --
Adjustments to net assets allocated to
  contracts in payout period                                         --         (4,138)        (6,504)            --             --
Contract charges                                                   (190)       (59,246)       (36,703)          (350)          (115)
Contract terminations:
    Surrender benefits                                          (24,935)    (1,391,681)    (1,254,617)        (5,490)        (1,860)
    Death benefits                                                   --       (149,110)      (514,212)        (4,848)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (72,258)    (3,393,640)    (7,361,416)       284,909        193,031
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 310,130     42,343,162     43,207,781        194,920        140,170
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    337,273   $ 52,231,358   $ 48,640,294   $    590,942   $    399,660
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          524,988     72,032,593     73,929,757        267,112        192,412
Contract purchase payments                                       18,717      8,323,775      3,589,046        347,681        151,069
Net transfers(1)                                                (77,403)   (10,713,859)   (11,752,077)        11,512         75,700
Transfers for policy loans                                       (1,179)       (11,211)            --           (159)            --
Contract charges                                                   (281)       (89,473)       (55,977)          (428)          (139)
Contract terminations:
    Surrender benefits                                          (33,727)    (2,084,764)    (1,893,319)        (6,339)        (2,064)
    Death benefits                                                   --       (233,217)      (742,062)        (5,069)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                431,115     67,223,844     63,075,368        614,310        416,978
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       3MI             2MI           1MI            3SO            2SO
OPERATIONS
Investment income (loss) -- net                            $     (4,765)  $   (344,429)  $   (459,547)  $     (2,009)  $   (201,456)
Net realized gain (loss) on sales of investments                 22,474        (87,020)       197,680          8,967        (16,675)
Distributions from capital gains                                 43,538      2,210,517      2,294,087             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   282,001     16,390,399     17,114,314        111,205      8,776,950
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     343,248     18,169,467     19,146,534        118,163      8,558,819
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,693      2,378,985      1,000,450         57,334      8,524,232
Net transfers(1)                                                139,322      2,413,773      2,887,719        131,394      3,360,685
Transfers for policy loans                                           22        (23,818)            --             --        (18,050)
Adjustments to net assets allocated to
  contracts in payout period                                         --         (2,558)        (7,453)            --         (3,967)
Contract charges                                                   (295)       (24,474)       (18,914)          (309)       (23,749)
Contract terminations:
    Surrender benefits                                          (12,782)    (1,849,562)    (1,470,179)       (97,670)      (548,419)
    Death benefits                                                   --       (258,855)      (388,040)            --       (200,470)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  132,960      2,633,491      2,003,583         90,749     11,090,262
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 688,766     38,660,817     40,649,244        226,551     18,291,026
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,164,974   $ 59,463,775   $ 61,799,361   $    435,463   $ 37,940,107
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          452,939     25,593,111     27,062,756        314,349     25,396,635
Contract purchase payments                                        3,957      1,369,997        571,372         63,944     10,363,831
Net transfers(1)                                                 66,765        836,535      1,249,697        171,046      4,053,246
Transfers for policy loans                                           10        (13,774)            --             --        (23,385)
Contract charges                                                   (160)       (14,224)       (11,032)          (347)       (28,826)
Contract terminations:
    Surrender benefits                                           (7,089)    (1,022,039)      (823,368)      (104,390)      (639,592)
    Death benefits                                                   --       (159,391)      (211,398)            --       (256,589)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                516,422     26,590,215     27,838,027        444,602     38,865,320
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1SO            5SO            4SO            3SV            2SV
OPERATIONS
Investment income (loss) -- net                            $   (169,807)  $    (34,773)  $    (27,883)  $     (1,888)  $   (312,473)
Net realized gain (loss) on sales of investments                  1,539         19,595         (8,555)         9,394        101,521
Distributions from capital gains                                     --             --             --         10,242      1,045,727
Net change in unrealized appreciation or
  depreciation of investments                                 5,783,058      1,144,248        772,334        167,167     18,655,689
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   5,614,790      1,129,070        735,896        184,915     19,490,464
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,818,280      2,409,774      1,032,516          9,596      2,873,789
Net transfers(1)                                              1,938,376        416,285        152,447         69,611        521,736
Transfers for policy loans                                           --         (6,277)            --            657         (1,742)
Adjustments to net assets allocated to
  contracts in payout period                                     (2,025)            --             --           (109)       (17,652)
Contract charges                                                (13,704)        (2,883)        (1,238)          (285)       (31,087)
Contract terminations:
    Surrender benefits                                         (206,942)       (44,171)       (22,040)       (16,095)    (1,496,074)
    Death benefits                                             (164,013)       (24,217)        (5,770)            --       (422,703)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                6,369,972      2,748,511      1,155,915         63,375      1,426,267
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              12,297,078      1,752,418      1,483,667        423,219     47,432,477
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 24,281,840   $  5,629,999   $  3,375,478   $    671,509   $ 68,349,208
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       17,129,844      2,340,277      1,984,910        278,763     31,335,136
Contract purchase payments                                    5,941,344      2,777,857      1,182,912          5,550      1,679,749
Net transfers(1)                                              2,384,700        526,613        207,916         35,549         34,084
Transfers for policy loans                                           --         (7,311)            --            385         (1,364)
Contract charges                                                (16,586)        (3,377)        (1,504)          (171)       (18,283)
Contract terminations:
    Surrender benefits                                         (249,014)       (51,334)       (24,109)        (8,841)      (855,352)
    Death benefits                                             (191,494)       (26,209)        (6,096)            --       (247,389)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             24,998,794      5,556,516      3,344,029        311,235     31,926,581
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       1SV            3IT            2IT            1IT            5IT
OPERATIONS
Investment income (loss) -- net                            $   (466,241)  $     (2,280)  $   (220,257)  $   (272,305)  $    (22,997)
Net realized gain (loss) on sales of investments                235,796        188,120       (211,060)      (802,556)         5,479
Distributions from capital gains                              1,135,098             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                20,331,121        217,928     19,460,114     17,762,906      1,295,070
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  21,235,774        403,768     19,028,797     16,688,045      1,277,552
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,408,006        187,022     11,379,282      7,362,986      2,081,349
Net transfers(1)                                                676,044        (49,543)     9,949,079      6,882,733        967,216
Transfers for policy loans                                           --             --         (9,333)            --         (1,523)
Adjustments to net assets allocated to
  contracts in payout period                                     (6,243)            --         (1,283)        (4,852)            --
Contract charges                                                (24,954)          (354)       (32,132)       (21,915)        (1,948)
Contract terminations:
    Surrender benefits                                       (1,625,365)      (396,148)      (907,026)      (753,131)       (25,679)
    Death benefits                                             (411,608)            --       (228,624)      (584,721)        (4,283)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,880       (259,023)    20,149,963     12,881,100      3,015,132
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              52,631,185      1,082,377     31,617,592     30,548,546      1,326,843
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 73,882,839   $  1,227,122   $ 70,796,352   $ 60,117,691   $  5,619,527
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       35,109,537      1,483,880     43,554,002     42,308,837      1,523,249
Contract purchase payments                                      818,925        187,070     13,183,247      8,487,386      1,985,149
Net transfers(1)                                                176,120        (67,403)    10,662,971      7,259,865        898,489
Transfers for policy loans                                           --             --         (9,960)            --         (1,250)
Contract charges                                                (14,848)          (431)       (38,281)       (26,500)        (1,849)
Contract terminations:
    Surrender benefits                                         (952,814)      (467,004)    (1,056,400)      (877,033)       (23,773)
    Death benefits                                             (239,795)            --       (273,991)      (686,068)        (3,581)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             34,897,125      1,136,112     66,021,588     56,466,487      4,376,434
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4IT             3SP           2SP            1SP            5SP
OPERATIONS
Investment income (loss) -- net                            $    (17,263)  $     (7,146)  $   (871,206)  $   (961,986)  $    (82,870)
Net realized gain (loss) on sales of investments                 (4,108)        67,969        (39,653)      (114,368)         1,759
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   788,677        405,360     41,922,291     36,533,189      3,018,402
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     767,306        466,183     41,011,432     35,456,835      2,937,291
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,009,041        271,593     35,451,412     22,511,992      7,541,939
Net transfers(1)                                                734,474        384,225     28,628,504     21,639,875      2,997,082
Transfers for policy loans                                           --            166        (84,524)            --        (13,765)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --         (5,218)       (18,654)            --
Contract charges                                                 (1,085)          (424)       (78,634)       (54,282)        (5,948)
Contract terminations:
    Surrender benefits                                          (15,397)      (221,308)    (2,708,923)    (2,341,091)      (143,668)
    Death benefits                                                   --             --       (374,044)      (535,872)       (27,881)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,727,033        434,252     60,828,573     41,201,968     10,347,759
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 917,352        818,631     75,035,838     69,472,375      3,171,726
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,411,691   $  1,719,066   $176,875,843   $146,131,178   $ 16,456,776
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,054,991        846,698     78,311,083     72,852,973      3,732,304
Contract purchase payments                                      957,341        214,688     30,691,860     19,599,101      7,209,291
Net transfers(1)                                                670,696        357,768     23,625,715     18,143,455      2,895,263
Transfers for policy loans                                           --            123        (72,699)            --        (12,306)
Contract charges                                                 (1,031)          (389)       (69,971)       (48,437)        (5,837)
Contract terminations:
    Surrender benefits                                          (14,989)      (169,172)    (2,328,734)    (2,024,029)      (134,104)
    Death benefits                                                   --             --       (333,193)      (476,765)       (27,545)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,667,008      1,249,716    129,824,061    108,046,298     13,657,066
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4SP            3AA            2AA            1AA            5AA
OPERATIONS
Investment income (loss) -- net                            $    (64,028)  $        546   $    204,832   $    117,347   $     19,018
Net realized gain (loss) on sales of investments                (14,153)            (3)        (6,256)        13,355          7,295
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,928,355          9,475      4,180,928      3,028,031        501,467
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,850,174         10,018      4,379,504      3,158,733        527,780
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,969,912            653      9,283,493      5,572,772      1,763,577
Net transfers(1)                                              1,704,662         32,864      5,926,551      4,356,691        723,367
Transfers for policy loans                                           --             --        (38,464)            --         (8,086)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --           (440)        (3,306)            --
Contract charges                                                 (3,008)           (25)       (13,712)        (6,609)        (1,828)
Contract terminations:
    Surrender benefits                                          (31,093)           (28)      (541,011)      (359,184)       (16,139)
    Death benefits                                              (12,151)            --        (16,420)       (80,358)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,628,322         33,464     14,599,997      9,480,006      2,460,891
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,655,756         24,388     12,460,852      9,908,258      1,129,834
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,134,252   $     67,870   $ 31,440,353   $ 22,546,997   $  4,118,505
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,130,677         28,992     14,863,809     11,859,155      1,279,247
Contract purchase payments                                    3,750,996            719     10,236,724      6,178,082      1,894,136
Net transfers(1)                                              1,603,346         36,809      6,498,128      4,734,106        710,928
Transfers for policy loans                                           --             --        (41,297)            --         (8,688)
Contract charges                                                 (2,997)           (27)       (14,922)        (7,183)        (1,874)
Contract terminations:
    Surrender benefits                                          (28,586)           (34)      (577,733)      (400,994)       (15,876)
    Death benefits                                              (11,518)            --        (17,194)       (84,820)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,441,918         66,459     30,947,515     22,278,346      3,857,873
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4AA             3WI           2WI            1WI            5WI
OPERATIONS
Investment income (loss) -- net                            $      7,558   $       (137)  $    (20,199)  $    (17,588)  $     (2,803)
Net realized gain (loss) on sales of investments                  1,611         11,598        (11,477)       (30,362)        13,772
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   260,885          1,586      1,530,237        914,428        154,309
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     270,054         13,047      1,498,561        866,478        165,278
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      700,784              3      1,621,006      1,102,005        275,695
Net transfers(1)                                                678,569       (109,215)     1,153,261        910,319        381,124
Transfers for policy loans                                           --             --         (1,166)            --            131
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract charges                                                   (684)            (4)        (2,897)        (1,581)          (366)
Contract terminations:
    Surrender benefits                                           (4,011)           (25)      (114,416)       (47,961)       (13,505)
    Death benefits                                               (2,884)            --           (629)       (46,194)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,371,774       (109,241)     2,655,159      1,916,588        643,079
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 679,178         99,811      3,239,317      1,908,840         65,461
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,321,006   $      3,617   $  7,393,037   $  4,691,906   $    873,818
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          770,338        144,415      4,702,816      2,780,513         81,106
Contract purchase payments                                      644,269              5      2,174,041      1,429,162        322,154
Net transfers(1)                                                775,095       (140,385)     1,505,907      1,159,069        443,972
Transfers for policy loans                                           --             --         (1,758)            --            135
Contract charges                                                   (722)            (5)        (3,850)        (2,107)          (404)
Contract terminations:
    Surrender benefits                                           (3,976)           (38)      (149,737)       (59,945)       (15,276)
    Death benefits                                               (2,750)            --           (848)       (58,337)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,182,254          3,992      8,226,571      5,248,355        831,687
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       4WI            3SG            2SG            1SG            5SG
OPERATIONS
Investment income (loss) -- net                            $     (1,719)  $        (36)  $    (73,717)  $    (68,750)  $    (10,006)
Net realized gain (loss) on sales of investments                    (60)         1,469        (28,530)       (23,887)        16,599
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    70,948            604      3,601,040      2,668,420        363,990
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      69,169          2,037      3,498,793      2,575,783        370,583
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      111,639            160      3,282,929      2,330,940        711,866
Net transfers(1)                                                145,648          2,125      3,469,068      2,215,206        158,965
Transfers for policy loans                                           --            549         (6,040)            --             --
Adjustments to net assets allocated to
  contracts in payout period                                         --             --            (41)            --             --
Contract charges                                                    (90)           (11)        (7,760)        (5,600)          (546)
Contract terminations:
    Surrender benefits                                             (184)           (24)      (269,049)      (259,958)       (16,345)
    Death benefits                                                   --             --        (17,389)       (74,342)        (1,638)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  257,013          2,799      6,451,718      4,206,246        852,302
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  64,841          3,468      5,765,820      4,402,172        441,409
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    391,023   $      8,304   $ 15,716,331   $ 11,184,201   $  1,664,294
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           80,480          5,984      9,992,253      7,654,643        662,018
Contract purchase payments                                      129,718            260      4,857,831      3,371,187        928,851
Net transfers(1)                                                163,801          3,175      4,874,688      3,247,427        204,730
Transfers for policy loans                                           --            777         (8,374)            --             --
Contract charges                                                   (109)           (17)       (11,478)        (8,046)          (723)
Contract terminations:
    Surrender benefits                                             (216)           (43)      (388,326)      (364,847)       (20,178)
    Death benefits                                                   --             --        (27,876)      (100,636)        (2,575)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                373,674         10,136     19,288,718     13,799,728      1,772,123
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                                                   4SG
OPERATIONS
Investment income (loss) -- net                                                                                        $     (8,074)
Net realized gain (loss) on sales of investments                                                                             (1,994)
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                               251,202
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                 241,134
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                  521,440
Net transfers(1)                                                                                                            348,127
Transfers for policy loans                                                                                                       --
Adjustments to net assets allocated to
  contracts in payout period                                                                                                     --
Contract charges                                                                                                               (375)
Contract terminations:
    Surrender benefits                                                                                                      (13,502)
    Death benefits                                                                                                           (6,293)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                              849,397
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                             257,541
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                              $  1,348,072
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                      386,948
Contract purchase payments                                                                                                  668,694
Net transfers(1)                                                                                                            408,245
Transfers for policy loans                                                                                                       --
Contract charges                                                                                                               (521)
Contract terminations:
    Surrender benefits                                                                                                      (15,486)
    Death benefits                                                                                                           (6,957)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                          1,440,923
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.
(2)  For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                  BC3            BC2            BC1          BC5(2)          BC4(2)
OPERATIONS
Investment income (loss) -- net                            $        733   $      9,995   $    (56,558)  $         (3)  $        (99)
Net realized gain (loss) on sales of investments                (57,816)    (2,338,567)    (2,912,273)        (3,518)        (2,530)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (50,618)    (5,733,645)    (6,338,859)        (8,698)        (4,129)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (107,701)    (8,062,217)    (9,307,690)       (12,219)        (6,758)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,456      4,134,132      2,022,324        101,111         47,332
Net transfers(1)                                               (180,736)    (4,042,558)    (4,366,366)        10,613         (9,707)
Transfers for policy loans                                       (3,030)       (59,728)            --           (114)            --
Annuity payments                                                     --         (9,449)        (8,472)            --             --
Contract charges                                                   (106)       (27,515)       (19,181)            --             --
Contract terminations:
    Surrender benefits                                         (111,290)      (936,249)      (852,252)            --             --
    Death benefits                                                   --       (149,370)      (615,570)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (291,706)    (1,090,737)    (3,839,517)       111,610         37,625
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 597,244     33,763,120     40,747,930             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    197,837   $ 24,610,166   $ 27,600,723   $     99,391   $     30,867
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          728,975     41,082,633     49,897,109             --             --
Contract purchase payments                                        4,536      5,726,609      2,836,923        116,317         51,902
Net transfers(1)                                               (271,039)    (6,138,546)    (6,481,578)         9,694        (12,772)
Transfers for policy loans                                       (3,151)       (86,050)            --           (149)            --
Contract charges                                                   (150)       (39,200)       (27,242)            --             --
Contract terminations:
    Surrender benefits                                         (145,229)    (1,321,036)    (1,226,852)            --             --
    Death benefits                                                   --       (205,658)      (887,956)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                313,942     39,018,752     44,110,404        125,862         39,130
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     CR3             CR2           CR1           CR5(2)         CR4(2)
OPERATIONS
Investment income (loss)-- net                             $       (243)  $    (42,755)  $    (74,048)  $       (435)  $       (146)
Net realized gain (loss) on sales of investments                (20,846)      (910,070)    (2,015,691)        (4,295)        (3,292)
Distributions from capital gains                                 15,738      1,518,493      1,484,998             --              2
Net change in unrealized appreciation or
  depreciation of investments                                    (6,954)    (6,406,494)    (4,059,077)       (14,865)        (4,750)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (12,305)    (5,840,826)    (4,663,818)       (19,595)        (8,186)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,259     21,283,378      8,320,523        247,183         54,601
Net transfers(1)                                                (87,349)    (4,104,074)    (2,679,434)        (8,756)        31,037
Transfers for policy loans                                        1,872        (89,501)            --             --             --
Annuity payments                                                     --        (16,107)        (8,037)            --             --
Contract charges                                                    (70)       (14,375)        (9,028)            --             --
Contract terminations:
    Surrender benefits                                           (5,956)      (595,875)      (497,104)        (1,444)            --
    Death benefits                                                   --        (33,118)      (325,548)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (90,244)    16,430,328      4,801,372        236,983         85,638
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 222,301     20,243,839     20,374,024             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    119,752   $ 30,833,341   $ 20,511,578   $    217,388   $     77,452
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          291,207     26,326,833     26,778,956             --             --
Contract purchase payments                                        1,922     33,323,720     13,769,390        307,772         59,081
Net transfers(1)                                                (85,555)    (6,372,729)    (4,351,290)       (14,526)        36,798
Transfers for policy loans                                        3,025       (137,173)            --             --             --
Contract charges                                                    (98)       (22,061)       (13,695)            --             --
Contract terminations:
    Surrender benefits                                           (8,209)      (947,264)      (751,406)        (1,838)            --
    Death benefits                                                   --        (47,463)      (475,695)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                202,292     52,123,863     34,956,260        291,408         95,879
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      HC             CM3            CM2           CM1           CM5(2)
OPERATIONS
Investment income (loss)-- net                             $ (1,383,703)  $     42,566   $  1,103,552   $    562,427   $      3,820
Net realized gain (loss) on sales of investments            (21,446,055)           (10)        (5,701)       (10,281)            --
Distributions from capital gains                             17,081,301             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (46,822,089)             9          5,691         10,272             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (52,570,546)        42,565      1,103,542        562,418          3,820
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,346,227     16,400,339    352,620,135    226,515,881     27,036,148
Net transfers(1)                                            (24,270,581)    (1,768,769)  (322,493,178)  (253,897,068)   (14,422,833)
Transfers for policy loans                                      196,405        (19,135)      (246,678)            --        (83,850)
Annuity payments                                               (134,393)            --         (6,458)       (22,109)            --
Contract charges                                               (167,175)          (554)       (75,696)       (64,550)            --
Contract terminations:
    Surrender benefits                                       (9,269,921)   (16,548,478)   (14,691,158)    (9,935,594)       (74,523)
    Death benefits                                           (1,999,337)            --     (2,651,827)    (3,607,854)           (16)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (29,298,775)    (1,936,597)    12,455,140    (41,011,294)    12,454,926
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             238,956,710      6,218,772    267,060,715    289,729,276             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $157,087,389   $  4,324,740   $280,619,397   $249,280,400   $ 12,458,746
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      189,699,562      5,658,076    243,869,987    265,455,463             --
Contract purchase payments                                    5,821,649     14,868,286    321,790,962    207,643,721     27,027,854
Net transfers(1)                                            (23,174,326)    (1,608,368)  (294,304,617)  (232,372,552)   (14,417,129)
Transfers for policy loans                                      181,813        (17,331)      (224,812)            --        (83,818)
Contract charges                                               (154,979)          (502)       (69,006)       (59,180)            --
Contract terminations:
    Surrender benefits                                       (8,602,087)   (14,989,073)   (13,395,206)    (9,122,334)       (74,486)
    Death benefits                                           (1,880,210)            --     (2,416,788)    (3,307,751)           (16)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            161,891,422      3,911,088    255,250,520    228,237,367     12,452,405
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     CM4(2)          HM            BD3             BD2            BD1
OPERATIONS
Investment income (loss)-- net                             $     (8,255)  $   (142,855)  $     32,446   $  6,045,701   $  6,185,425
Net realized gain (loss) on sales of investments                     (8)       (10,330)        (3,809)       (20,247)       (31,062)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --         10,318         17,554      1,390,239      1,152,469
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (8,263)      (142,867)        46,191      7,415,693      7,306,832
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   29,659,364      5,373,769         75,827     75,660,940     56,409,658
Net transfers(1)                                            (17,290,614)    (3,872,524)      (308,736)    12,043,348     10,340,498
Transfers for policy loans                                           --        243,704             --       (221,836)            --
Annuity payments                                                     --        (14,985)            --        (54,429)       (57,668)
Contract charges                                                     --        (63,640)           (80)       (45,305)       (46,921)
Contract terminations:
    Surrender benefits                                         (227,446)   (24,322,137)       (23,949)    (4,990,255)    (3,832,361)
    Death benefits                                                   --     (2,653,294)            --     (1,130,877)    (2,001,884)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               12,141,304    (25,309,107)      (256,938)    81,261,586     60,811,322
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --    178,599,399      1,121,896     95,910,199    120,835,163
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 12,133,041   $153,147,425   $    911,149   $184,587,478   $188,953,317
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --    144,996,770        984,546     83,968,345    106,759,873
Contract purchase payments                                   29,671,166      4,367,529         65,587     65,949,204     49,215,303
Net transfers(1)                                            (17,295,362)    (3,146,941)      (267,402)    10,431,099      9,065,587
Transfers for policy loans                                           --        198,075             --       (192,197)            --
Contract charges                                                     --        (52,149)           (70)       (39,253)       (40,930)
Contract terminations:
    Surrender benefits                                         (227,611)   (19,693,253)       (20,957)    (4,601,230)    (3,847,757)
    Death benefits                                                   --     (2,200,662)            --       (985,974)    (1,746,973)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             12,148,193    124,469,369        761,704    154,529,994    159,405,103
===================================================================================================================================

See accompanying notes to financial statements

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002  (CONTINUED)                   BD5(2)         BD4(2)           HS            DE3            DE2
OPERATIONS
Investment income (loss) -- net                            $    110,904   $    102,301   $ 12,200,227   $      7,849   $    529,640
Net realized gain (loss) on sales of investments                  3,451            441     (1,716,106)      (134,059)      (199,178)
Distributions from capital gains                                     --             --             --          1,303        176,946
Net change in unrealized appreciation or
  depreciation of investments                                   102,258         89,731      3,244,664         (3,499)   (14,847,317)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     216,613        192,473     13,728,785       (128,406)   (14,339,909)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,006,171      5,048,685      6,403,467        140,478     28,527,376
Net transfers(1)                                                552,973        990,704     44,096,000        859,705     15,281,669
Transfers for policy loans                                       (3,498)            --        137,917         (6,893)       (77,540)
Annuity payments                                                     --             --       (217,475)            --        (27,858)
Contract charges                                                     --             --       (113,453)          (112)       (34,816)
Contract terminations:
    Surrender benefits                                          (21,182)       (24,633)   (15,715,380)      (112,852)    (1,922,194)
    Death benefits                                              (20,589)       (17,438)    (4,858,771)            --       (612,062)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                6,513,875      5,997,318     29,732,305        880,326     41,134,575
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --    303,219,661        287,884     44,814,223
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,730,488   $  6,189,791   $346,680,751   $  1,039,804   $ 71,608,889
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --    239,019,816        281,449     43,328,168
Contract purchase payments                                    5,980,029      5,024,503      5,025,467        140,211     30,703,004
Net transfers(1)                                                545,339        987,596     34,601,426        983,310     15,440,636
Transfers for policy loans                                       (3,482)            --        108,381         (6,515)       (77,455)
Contract charges                                                     --             --        (89,302)          (124)       (39,949)
Contract terminations:
    Surrender benefits                                          (21,103)       (24,382)   (12,629,530)      (135,919)    (2,238,773)
    Death benefits                                              (19,934)       (17,055)    (3,863,176)            --       (673,232)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,480,849      5,970,662    262,173,082      1,262,412     86,442,399
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     DE1           DE5(2)         DE4(2)          EM3            EM2
OPERATIONS
Investment income (loss) -- net                            $    329,968   $      9,942   $      5,437   $    (20,414)  $    (17,726)
Net realized gain (loss) on sales of investments               (365,948)       (10,151)       (41,880)      (104,226)       (15,954)
Distributions from capital gains                                167,098              2             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (12,178,448)      (267,908)      (260,421)       (85,109)      (252,312)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (12,047,330)      (268,115)      (296,864)      (209,749)      (285,992)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   14,294,648      2,326,663      1,561,433          1,687      1,180,002
Net transfers(1)                                             13,351,928        545,728        477,738        178,232      1,122,588
Transfers for policy loans                                           --           (412)            --             --            188
Annuity payments                                                (12,622)            --             --             --             --
Contract charges                                                (22,411)            --             --             (4)        (1,057)
Contract terminations:
    Surrender benefits                                       (1,052,258)        (9,627)       (38,087)            --        (64,471)
    Death benefits                                             (967,428)        (9,411)        (2,793)            --        (26,082)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               25,591,857      2,852,941      1,998,291        179,915      2,211,168
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              42,180,990             --             --      3,674,402      1,291,032
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 55,725,517   $  2,584,826   $  1,701,427   $  3,644,568   $  3,216,208
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       41,299,277             --             --          3,269      1,789,442
Contract purchase payments                                   15,632,650      2,524,209      1,615,763          2,195      1,605,963
Net transfers(1)                                             13,403,888        598,753        493,625        271,572      1,484,355
Transfers for policy loans                                           --           (493)            --             --            280
Contract charges                                                (25,626)            --             --             (6)        (1,495)
Contract terminations:
    Surrender benefits                                       (1,284,475)       (10,376)       (47,561)            --        (90,669)
    Death benefits                                           (1,067,486)       (11,276)        (3,544)            --        (38,293)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             67,958,228      3,100,817      2,058,283        277,030      4,749,583
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EM1           EM5(2)        EM4(2)           ES3           ES2
OPERATIONS
Investment income (loss) -- net                            $    (18,044)  $       (830)  $       (811)  $    (10,679)  $    (54,808)
Net realized gain (loss) on sales of investments                (16,005)        (2,784)        (3,294)        (1,890)       (15,090)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (166,342)        (7,889)        (9,359)      (286,993)      (924,791)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (200,391)       (11,503)       (13,464)      (299,562)      (994,689)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      796,792        182,387         54,887         10,954      6,994,948
Net transfers(1)                                                981,357         27,250         67,211        247,128      5,797,628
Transfers for policy loans                                           --             --             --           (116)       (18,476)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                 (1,309)            --             --            (64)        (3,766)
Contract terminations:
    Surrender benefits                                          (30,013)            --             --             --       (247,633)
    Death benefits                                              (36,356)            --             --             --        (46,062)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,710,471        209,637        122,098        257,902     12,476,639
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,108,401             --             --      2,062,644      2,476,561
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,618,481   $    198,134   $    108,634   $  2,020,984   $ 13,958,511
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,541,506             --             --         37,676      2,488,770
Contract purchase payments                                    1,112,376        195,357         57,166         11,990      7,855,947
Net transfers(1)                                              1,326,174         24,428         63,553        278,230      6,411,487
Transfers for policy loans                                           --             --             --           (138)       (20,716)
Contract charges                                                 (1,885)            --             --            (69)        (4,435)
Contract terminations:
    Surrender benefits                                          (40,992)            --             --             --       (284,523)
    Death benefits                                              (49,316)            --             --             --        (58,915)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,887,863        219,785        120,719        327,689     16,387,615
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      ES1          ES5(2)         ES4(2)          GB3             GB2
OPERATIONS
Investment income (loss) -- net                            $    (48,361)  $     (3,597)  $     (3,752)  $     17,684   $  1,009,035
Net realized gain (loss) on sales of investments                (17,427)        (1,002)        (8,992)        15,428         32,345
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (585,605)       (28,933)       (28,332)        14,834      2,629,912
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (651,393)       (33,532)       (41,076)        47,946      3,671,292
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,077,279        831,820        710,007         16,488      9,630,015
Net transfers(1)                                              3,937,963        219,050        110,753        (24,917)     7,259,586
Transfers for policy loans                                           --             --             --             --        (15,999)
Annuity payments                                                     --             --             --             --         (1,096)
Contract charges                                                 (2,471)            --             --            (11)        (5,478)
Contract terminations:
    Surrender benefits                                         (248,163)        (3,854)            --             --       (733,370)
    Death benefits                                              (28,026)            --             --             --       (236,437)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                8,736,582      1,047,016        820,760         (8,440)    15,897,221
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,224,431             --             --        258,437     17,099,335
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,309,620   $  1,013,484   $    779,684   $    297,943   $ 36,667,848
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,238,352             --             --        249,453     16,572,087
Contract purchase payments                                    5,833,099        913,006        780,228         15,704      8,880,448
Net transfers(1)                                              4,391,380        244,703        108,540        (13,655)     6,603,439
Transfers for policy loans                                           --             --             --             --        (14,807)
Contract charges                                                 (2,932)            --             --            (10)        (4,987)
Contract terminations:
    Surrender benefits                                         (285,841)        (4,448)            --             --       (685,434)
    Death benefits                                              (29,505)            --             --             --       (217,939)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             12,144,553      1,153,261        888,768        251,492     31,132,807
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      GB1           GB5(2)         GB4(2)          HY             GR3
OPERATIONS
Investment income (loss) -- net                            $  1,188,372   $     14,742   $     27,246   $  2,823,519   $     (3,343)
Net realized gain (loss) on sales of investments                 73,687          1,400          1,770       (444,945)      (283,933)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 3,149,519         57,109         99,985      8,088,526         29,442
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   4,411,578         73,251        129,001     10,467,100       (257,834)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    8,669,594        778,812        979,709      1,242,402         90,897
Net transfers(1)                                              6,523,271        361,711        633,154      6,461,128        (59,234)
Transfers for policy loans                                           --             --             --         26,734         (2,095)
Annuity payments                                                   (132)            --             --        (23,839)            --
Contract charges                                                 (9,172)            --             --        (25,645)          (318)
Contract terminations:
    Surrender benefits                                         (845,127)        (3,012)          (331)    (3,459,661)       (95,446)
    Death benefits                                             (516,936)            --             --       (945,217)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               13,821,498      1,137,511      1,612,532      3,275,902        (66,196)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              24,619,415             --             --     77,063,490        827,005
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 42,852,491   $  1,210,762   $  1,741,533   $ 90,806,492   $    502,975
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       23,970,170             --             --     68,070,446      1,285,419
Contract purchase payments                                    8,001,948        727,585        927,453      1,052,790        153,550
Net transfers(1)                                              5,933,028        335,624        601,721      5,261,421       (177,671)
Transfers for policy loans                                           --             --             --         22,463         (2,996)
Contract charges                                                 (8,416)            --             --        (21,670)          (583)
Contract terminations:
    Surrender benefits                                         (791,445)        (2,716)          (301)    (2,961,646)      (193,903)
    Death benefits                                             (478,893)            --             --       (813,757)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             36,626,392      1,060,493      1,528,873     70,610,047      1,063,816
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      GR2            GR1          GR5(2)         GR4(2)           EI3
OPERATIONS
Investment income (loss) -- net                            $   (480,779)  $   (586,028)  $     (2,057)  $     (1,259)  $    112,518
Net realized gain (loss) on sales of investments             (5,166,821)   (11,399,244)        (2,856)          (378)      (167,735)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (17,529,137)   (10,217,973)       (44,758)       (28,500)        11,888
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (23,176,737)   (22,203,245)       (49,671)       (30,137)       (43,329)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   12,949,971      6,610,895        632,485        237,212        364,032
Net transfers(1)                                             (6,891,728)    (9,881,536)       168,667         92,541       (102,421)
Transfers for policy loans                                      (66,143)            --         (5,109)            --             --
Annuity payments                                                (10,942)        (9,774)            --             --             --
Contract charges                                                (87,358)       (48,574)            --             --            (90)
Contract terminations:
    Surrender benefits                                       (1,769,289)    (1,839,761)        (1,267)            --       (382,503)
    Death benefits                                             (234,569)      (795,604)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,889,942     (5,964,354)       794,776        329,753       (120,982)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              83,919,855     84,435,341             --             --      1,475,454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 64,633,060   $ 56,267,742   $    745,105   $    299,616   $  1,311,143
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      129,185,546    130,763,635             --             --      1,549,237
Contract purchase payments                                   24,140,748     12,358,946        772,413        278,544        381,550
Net transfers(1)                                            (13,595,191)   (18,987,870)       208,619        113,363        (42,003)
Transfers for policy loans                                     (121,311)            --         (6,457)            --             --
Contract charges                                               (165,754)       (91,661)            --             --            (97)
Contract terminations:
    Surrender benefits                                       (3,336,134)    (3,557,045)        (1,591)            --       (409,171)
    Death benefits                                             (414,727)    (1,499,837)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            135,693,177    118,986,168        972,984        391,907      1,479,516
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EI2            EI1          EI5(2)         EI4(2)          HV
OPERATIONS
Investment income (loss) -- net                            $  4,818,898   $  6,390,145   $    102,922   $    108,258   $ 14,004,917
Net realized gain (loss) on sales of investments               (493,826)    (1,121,994)       (14,901)        (8,841)   (14,919,432)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (9,179,710)   (12,316,535)      (127,087)      (129,692)   (17,649,031)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (4,854,638)    (7,048,384)       (39,066)       (30,275)   (18,563,546)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   28,574,235     24,104,647      3,256,958      3,148,594      3,500,555
Net transfers(1)                                              6,507,106     10,170,341        497,017        872,880     (7,510,755)
Transfers for policy loans                                      (46,974)            --         (2,087)            --         78,433
Annuity payments                                                (23,113)       (21,189)            --             --       (109,800)
Contract charges                                                (18,012)       (28,013)            --             --        (72,307)
Contract terminations:
    Surrender benefits                                       (2,095,832)    (2,117,180)       (11,928)        (2,915)    (8,840,546)
    Death benefits                                             (588,889)    (1,327,559)            --         (1,713)    (2,551,898)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               32,308,521     30,781,047      3,739,960      4,016,846    (15,506,318)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              55,485,783     84,016,748             --             --    234,177,311
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 82,939,666   $107,749,411   $  3,700,894   $  3,986,571   $200,107,447
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       58,348,189     88,813,366             --             --    215,839,871
Contract purchase payments                                   31,849,578     27,188,267      3,432,651      3,325,246      3,443,781
Net transfers(1)                                              6,946,593     10,992,877        539,108        949,252     (8,141,044)
Transfers for policy loans                                      (53,593)            --         (2,224)            --         78,261
Contract charges                                                (20,416)       (32,023)            --             --        (71,951)
Contract terminations:
    Surrender benefits                                       (2,551,983)    (2,684,012)       (12,951)        (3,163)    (8,925,827)
    Death benefits                                             (673,223)    (1,494,115)            --         (1,880)    (2,528,578)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             93,845,145    122,784,360      3,956,584      4,269,455    199,694,513
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      IE3            IE2           IE1           IE5(2)         IE4(2)
OPERATIONS
Investment income (loss) -- net                            $        891   $     26,315   $       (431)  $         38   $        (90)
Net realized gain (loss) on sales of investments                912,092     (3,982,568)    (4,534,478)        (1,626)        (3,101)
Distributions from capital gains                                     82         20,548         24,316             --              1
Net change in unrealized appreciation or
  depreciation of investments                                     2,013      1,720,801      2,327,173         (3,452)        (4,388)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     915,078     (2,214,904)    (2,183,420)        (5,040)        (7,578)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       34,557      5,059,823      2,940,285         50,346         65,710
Net transfers(1)                                               (704,499)    (2,209,704)    (2,498,751)         2,273         31,286
Transfers for policy loans                                           --        (20,866)            --             --             --
Annuity payments                                                     --         (4,198)        (5,437)            --             --
Contract charges                                                    (43)        (8,327)        (6,190)            --             --
Contract terminations:
    Surrender benefits                                          (21,397)      (280,459)      (243,402)          (423)            --
    Death benefits                                                   --        (12,622)       (85,017)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (691,382)     2,523,647        101,488         52,196         96,996
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  43,797     10,653,200     12,550,536             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    267,493   $ 10,961,943   $ 10,468,604   $     47,156   $     89,418
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           65,188     15,821,074     18,664,324             --             --
Contract purchase payments                                       59,499      8,291,256      5,261,904         53,518         71,722
Net transfers(1)                                                394,472     (3,504,710)    (4,139,440)         2,303         33,306
Transfers for policy loans                                           --        (36,566)            --             --             --
Contract charges                                                    (69)       (13,773)       (10,240)            --             --
Contract terminations:
    Surrender benefits                                          (31,529)      (525,497)      (448,787)          (449)            --
    Death benefits                                                   --        (19,830)      (138,540)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                487,561     20,011,954     19,189,221         55,372        105,028
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      HI             MF3            MF2            MF1          MF5(2)
OPERATIONS
Investment income (loss)-- net                             $   (451,434)  $      3,983   $    850,012   $    786,511   $      3,899
Net realized gain (loss) on sales of investments            (35,085,127)       (51,222)      (824,018)    (2,177,581)        (6,336)
Distributions from capital gains                                371,862         20,944      3,229,895      4,109,822          4,877
Net change in unrealized appreciation or
  depreciation of investments                                   295,294         (8,418)    (9,041,112)    (9,529,068)       (22,109)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (34,869,405)       (34,713)    (5,785,223)    (6,810,316)       (19,669)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,827,177          1,364     29,272,168     15,747,009        490,049
Net transfers(1)                                            (19,980,121)       (40,660)    (5,450,002)    (4,313,328)         6,294
Transfers for policy loans                                      182,570             --        (81,485)            --             --
Annuity payments                                                (60,711)            --        (37,898)       (31,121)            --
Contract charges                                               (114,140)           (31)       (28,866)       (20,636)            --
Contract terminations:
    Surrender benefits                                       (6,594,595)      (106,487)    (1,278,760)    (1,155,121)            --
    Death benefits                                           (1,213,324)            --       (154,146)    (1,095,898)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (21,953,144)      (145,814)    22,241,011      9,130,905        496,343
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             194,237,162        278,357     35,997,068     49,925,169             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $137,414,613   $     97,830   $ 52,452,856   $ 52,245,758   $    476,674
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      209,471,980        295,986     37,760,282     53,096,445             --
Contract purchase payments                                    6,930,138          1,583     34,836,176     19,510,292        522,557
Net transfers(1)                                            (23,672,679)       (45,897)    (6,477,797)    (5,208,250)         8,162
Transfers for policy loans                                      216,498             --       (101,556)            --             --
Contract charges                                               (137,445)           (35)       (33,952)       (24,371)            --
Contract terminations:
    Surrender benefits                                       (7,930,961)      (131,561)    (1,527,227)    (1,431,683)            --
    Death benefits                                           (1,475,965)            --       (182,946)    (1,329,104)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            183,401,566        120,076     64,272,980     64,613,329        530,719
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    MF4(2)           HD             ND3            ND2            ND1
OPERATIONS
Investment income (loss)-- net                             $      3,949   $  4,787,921   $       (798)  $   (573,342)  $ (1,095,430)
Net realized gain (loss) on sales of investments                 (3,688)   (22,158,371)      (433,985)    (2,919,259)    (7,878,723)
Distributions from capital gains                                  4,462     32,885,412          2,613        229,075        249,762
Net change in unrealized appreciation or
  depreciation of investments                                   (23,816)   (72,728,666)      (148,644)   (62,280,465)   (57,715,115)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (19,093)   (57,213,704)      (580,814)   (65,543,991)   (66,439,506)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      436,050     10,352,196        142,999     77,762,083     43,058,058
Net transfers(1)                                                 (2,988)   (35,934,589)      (112,827)     9,431,324       (152,920)
Transfers for policy loans                                           --        255,672         (7,299)      (370,728)            --
Annuity payments                                                     --       (379,662)            --        (72,907)      (136,428)
Contract charges                                                     --       (278,412)          (797)      (299,746)      (155,172)
Contract terminations:
    Surrender benefits                                               --    (17,280,465)      (243,678)    (7,304,716)    (6,603,268)
    Death benefits                                                   --     (5,247,462)            --     (1,565,414)    (3,383,835)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  433,062    (48,512,722)      (221,602)    77,579,896     32,626,435
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --    418,958,493      2,901,217    246,108,391    272,881,507
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    413,969   $313,232,067   $  2,098,801   $258,144,296   $239,068,436
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --    284,117,958      3,252,328    276,053,946    307,319,932
Contract purchase payments                                      461,983      7,763,955        177,174    100,818,617     56,760,406
Net transfers(1)                                                   (193)   (27,800,831)       (77,133)     9,369,722     (2,392,297)
Transfers for policy loans                                           --        193,488         (8,002)      (475,357)            --
Contract charges                                                     --       (211,275)        (1,023)      (389,148)      (202,531)
Contract terminations:
    Surrender benefits                                               --    (13,552,962)      (314,339)    (9,620,229)    (9,227,585)
    Death benefits                                                   --     (4,007,423)            --     (2,042,277)    (4,416,510)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                461,790    246,502,910      3,029,005    373,715,274    347,841,415
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)              ND5(2)          ND4(2)              HG               SV3            SV2
OPERATIONS
Investment income (loss) -- net                      $     (8,741)   $    (12,483)   $    (7,410,708)   $    (20,321)  $   (142,322)
Net realized gain (loss) on sales of investments           (5,767)        (24,649)       (20,940,150)            994        (13,359)
Distributions from capital gains                               48              48          1,051,350          17,888        159,932
Net change in unrealized appreciation or
  depreciation of investments                            (521,615)       (523,988)      (241,111,883)       (608,764)    (4,882,493)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (536,075)       (561,072)      (268,411,391)       (610,203)    (4,878,242)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              4,815,164       3,734,594         38,127,623          60,999     26,379,690
Net transfers(1)                                        1,015,277         876,737        (65,377,955)        159,375     12,091,017
Transfers for policy loans                                (11,940)             --            924,839              --        (42,677)
Annuity payments                                               --              --           (631,874)             --         (2,285)
Contract charges                                               --              --           (922,702)           (375)       (12,546)
Contract terminations:
    Surrender benefits                                    (27,084)        (14,296)       (43,373,651)         (3,287)      (350,541)
    Death benefits                                             --          (1,021)        (9,525,081)             --        (99,878)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          5,791,417       4,596,014        (80,778,801)        216,712     37,962,780
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                --              --      1,187,217,793       4,717,389      7,380,411
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  5,255,342    $  4,034,942    $   838,027,601    $  4,323,898   $ 40,464,949
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         --              --        709,558,671         411,004      6,885,287
Contract purchase payments                              5,433,353       4,101,520         26,042,553          59,827     25,298,820
Net transfers(1)                                        1,176,049         966,183        (49,662,121)        159,599     11,630,922
Transfers for policy loans                                (14,390)             --            636,844              --        (42,778)
Contract charges                                               --              --           (643,219)           (403)       (13,811)
Contract terminations:
    Surrender benefits                                    (30,430)        (17,282)       (30,232,363)         (3,204)      (455,275)
    Death benefits                                             --          (1,216)        (6,705,359)             --       (104,371)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        6,564,582       5,049,205        648,995,006         626,823     43,198,794
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      SV1           SV5(2)         SV4(2)          IV3            IV2
OPERATIONS
Investment income (loss) -- net                            $   (135,816)  $     (9,559)  $    (11,881)  $      2,293   $     87,780
Net realized gain (loss) on sales of investments                (62,523)       (14,043)       (10,784)      (134,670)      (754,550)
Distributions from capital gains                                101,010         11,051          9,064             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (2,894,370)      (254,613)      (305,019)        (7,021)    (8,268,536)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,991,699)      (267,164)      (318,620)      (139,398)    (8,935,306)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   15,186,765      2,570,076      2,182,749         19,959     14,733,959
Net transfers(1)                                              7,708,199        631,437        500,420        104,499      6,093,063
Transfers for policy loans                                           --         (2,242)            --             --        (45,123)
Annuity payments                                                 (4,475)            --             --             --         (6,961)
Contract charges                                                 (8,322)            --             --            (50)       (24,245)
Contract terminations:
    Surrender benefits                                         (249,980)        (4,552)       (15,685)          (125)      (620,019)
    Death benefits                                             (110,824)            --             --             --       (114,352)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               22,521,363      3,194,719      2,667,484        124,283     20,016,322
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,762,828             --             --        605,729     28,328,739
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 26,292,492   $  2,927,555   $  2,348,864   $    590,614   $ 39,409,755
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,314,047             --             --        770,207     35,957,387
Contract purchase payments                                   14,851,259      2,644,769      2,169,600         30,090     21,767,822
Net transfers(1)                                              7,420,899        678,005        512,987        173,207      8,424,925
Transfers for policy loans                                           --         (2,065)            --             --        (60,886)
Contract charges                                                 (9,114)            --             --            (69)       (37,229)
Contract terminations:
    Surrender benefits                                         (355,449)        (5,112)       (17,700)          (169)    (1,116,797)
    Death benefits                                             (122,160)            --             --             --       (164,278)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             28,099,482      3,315,597      2,664,887        973,266     64,770,944
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      IV1           IV5(2)         IV4(2)          FI3            FI2
OPERATIONS
Investment income (loss) -- net                            $     14,690   $      1,693   $        106   $     19,216   $  2,045,237
Net realized gain (loss) on sales of investments               (669,250)        (4,877)        (9,242)           599         64,371
Distributions from capital gains                                     --             --             --          6,166        664,882
Net change in unrealized appreciation or
  depreciation of investments                                (8,957,858)      (116,993)      (132,736)        16,060      1,933,332
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (9,612,418)      (120,177)      (141,872)        42,041      4,707,822
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    9,951,423      1,284,612      1,252,259         57,819     81,760,298
Net transfers(1)                                              8,444,429        355,600        201,686        797,537      9,445,978
Transfers for policy loans                                           --         (1,236)            --             --       (104,587)
Annuity payments                                                (13,083)            --             --             --        (32,445)
Contract charges                                                (16,686)            --             --            (60)       (23,772)
Contract terminations:
    Surrender benefits                                       (1,023,927)       (13,750)        (1,758)       (34,766)    (3,057,259)
    Death benefits                                             (337,450)            --             --             --       (676,298)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               17,004,706      1,625,226      1,452,187        820,530     87,311,915
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              32,012,342             --             --        680,351     57,952,085
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 39,404,630   $  1,505,049   $  1,310,315   $  1,542,922   $149,971,822
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       40,574,978             --             --        591,528     50,509,732
Contract purchase payments                                   14,707,250      1,476,669      1,427,906         49,632     69,887,068
Net transfers(1)                                             11,892,826        430,840        221,741        662,666      7,839,941
Transfers for policy loans                                           --         (1,298)            --             --        (89,693)
Contract charges                                                (25,356)            --             --            (51)       (20,195)
Contract terminations:
    Surrender benefits                                       (1,632,150)       (16,774)        (1,926)       (29,134)    (2,688,557)
    Death benefits                                             (506,841)            --             --             --       (571,993)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             65,010,707      1,889,437      1,647,721      1,274,641    124,866,303
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      FI1           FI5(2)         FI4(2)          SC3            SC2
OPERATIONS
Investment income (loss) -- net                           $   1,753,144   $     44,500   $     57,355   $     (2,270)  $   (191,218)
Net realized gain (loss) on sales of investments                191,251          2,919          7,474        (62,221)      (221,368)
Distributions from capital gains                                627,626         21,659         29,490             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,738,654         37,589         58,697        (38,976)    (4,712,134)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   4,310,675        106,667        153,016       (103,467)    (5,124,720)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   51,945,608      5,570,686      7,519,444         36,724      6,345,570
Net transfers(1)                                             21,749,305        717,229        401,496        126,271      1,130,495
Transfers for policy loans                                           --         (1,198)            --            369        (23,188)
Annuity payments                                                (22,639)            --             --             --         (1,316)
Contract charges                                                (25,067)            --             --            (79)       (18,156)
Contract terminations:
    Surrender benefits                                       (3,172,722)       (35,740)        (8,616)      (118,641)      (754,461)
    Death benefits                                           (1,205,831)            --       (119,249)            --       (195,255)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               69,268,654      6,250,977      7,793,075         44,644      6,483,689
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              64,826,399             --             --        408,139     24,593,724
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 138,405,728   $  6,357,644   $  7,946,091   $    349,316   $ 25,952,693
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       56,965,798             --             --        378,441     22,792,239
Contract purchase payments                                   44,235,559      5,447,876      7,364,242         39,162      6,442,684
Net transfers(1)                                             18,788,681        695,143        405,206        105,489        994,879
Transfers for policy loans                                           --         (1,186)            --            390        (24,316)
Contract charges                                                (21,424)            --             --            (84)       (18,946)
Contract terminations:
    Surrender benefits                                       (2,784,436)       (34,767)        (8,384)      (130,735)      (788,471)
    Death benefits                                           (1,036,829)            --       (115,287)            --       (195,985)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            116,147,349      6,107,066      7,645,777        392,663     29,202,084
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      SC1           SC5(2)         SC4(2)          ST3            ST2
OPERATIONS
Investment income (loss) -- net                            $   (250,290)  $     (2,808)  $     (1,839)  $        187   $       (349)
Net realized gain (loss) on sales of investments               (258,710)        (2,076)          (850)        (1,519)        (7,188)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (4,777,707)       (43,621)       (31,020)      (403,993)      (330,149)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (5,286,707)       (48,505)       (33,709)      (405,325)      (337,686)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,111,489        676,596        347,330             --      1,611,504
Net transfers(1)                                              1,850,368        141,308        126,854             12        630,297
Transfers for policy loans                                           --             --             --             --         (1,463)
Annuity payments                                                 (2,422)            --             --             --             --
Contract charges                                                (15,189)            --             --             --           (725)
Contract terminations:
    Surrender benefits                                         (555,102)        (2,688)        (1,569)            --        (17,417)
    Death benefits                                             (362,392)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,026,752        815,216        472,615             12      2,222,196
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              26,157,483             --             --      1,899,534        606,355
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 25,897,528   $    766,711   $    438,906   $  1,494,221   $  2,490,865
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       24,346,498             --             --             --        628,289
Contract purchase payments                                    4,234,064        740,787        376,372             --      1,948,565
Net transfers(1)                                              1,735,676        162,652        141,807             --        735,964
Transfers for policy loans                                           --             --             --             --         (1,892)
Contract charges                                                (15,901)            --             --             --           (934)
Contract terminations:
    Surrender benefits                                         (581,296)        (3,088)        (1,851)            --        (22,320)
    Death benefits                                             (377,960)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             29,341,081        900,351        516,328             --      3,287,672
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      ST1           ST5(2)         ST4(2)          SA3            SA2
OPERATIONS
Investment income (loss) -- net                            $     (2,845)  $        (58)  $       (239)  $     (2,298)  $   (280,565)
Net realized gain (loss) on sales of investments                (14,531)           (33)          (784)      (203,598)    (6,429,387)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (298,088)       (11,760)       (13,387)       (11,779)    (8,853,948)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (315,464)       (11,851)       (14,410)      (217,675)   (15,563,900)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,644,032        115,944        101,737         27,190      9,244,590
Net transfers(1)                                                434,293         52,696         12,829         36,837     (7,727,360)
Transfers for policy loans                                           --             --             --         (3,138)       (21,172)
Annuity payments                                                   (424)            --             --             --         (6,943)
Contract charges                                                   (335)            --             --           (325)       (47,734)
Contract terminations:
    Surrender benefits                                          (21,776)          (142)           (83)      (124,753)    (1,107,826)
    Death benefits                                              (28,718)            --             --             --       (165,130)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,027,072        168,498        114,483        (64,189)       168,425
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 499,121             --             --        494,410     47,764,584
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,210,729   $    156,647   $    100,073   $    212,546   $ 32,369,109
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          517,488             --             --        607,048     58,747,770
Contract purchase payments                                    1,966,026        135,274        109,629         40,231     14,721,858
Net transfers(1)                                                506,254         60,762         15,823        (29,395)   (12,439,413)
Transfers for policy loans                                           --             --             --         (3,950)       (33,649)
Contract charges                                                   (442)            --             --           (476)       (73,996)
Contract terminations:
    Surrender benefits                                          (32,064)          (174)          (108)      (227,733)    (1,709,177)
    Death benefits                                              (36,036)            --             --             --       (254,906)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,921,226        195,862        125,344        385,725     58,958,487
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      SA1           SA5(2)         SA4(2)          HA             3CA
OPERATIONS
Investment income (loss) -- net                           $    (363,565)  $       (448)  $       (855)  $ (1,941,709)  $     (5,046)
Net realized gain (loss) on sales of investments            (15,379,249)        (3,575)        (5,512)   (40,361,369)      (272,459)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (687,288)       (10,623)       (19,305)   (25,025,106)       (12,361)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (16,430,102)       (14,646)       (25,672)   (67,328,184)      (289,866)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,006,638         98,588        137,171      6,614,682         16,667
Net transfers(1)                                             (9,046,635)        (1,475)         7,488    (23,214,600)       (90,554)
Transfers for policy loans                                           --             --             --        189,113         (4,050)
Annuity payments                                                (11,563)            --             --        (77,245)            --
Contract charges                                                (29,138)            --             --       (143,334)          (138)
Contract terminations:
    Surrender benefits                                       (1,004,843)          (162)        (3,322)    (7,249,981)      (154,293)
    Death benefits                                             (414,666)            --             --     (1,382,912)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (6,500,207)        96,951        141,337    (25,264,277)      (232,368)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              53,044,804             --             --    212,987,222      1,206,747
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  30,114,495   $     82,305   $    115,665   $120,394,761   $    684,513
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       65,574,383             --             --    191,920,428      1,357,788
Contract purchase payments                                    6,505,504        116,390        157,351      7,519,086         19,805
Net transfers(1)                                            (14,563,246)        (2,054)         7,912    (28,199,753)      (134,635)
Transfers for policy loans                                           --             --             --        218,147         (4,497)
Contract charges                                                (44,718)            --             --       (166,224)          (178)
Contract terminations:
    Surrender benefits                                       (1,642,108)          (217)        (4,605)    (8,389,811)      (214,642)
    Death benefits                                             (647,024)            --             --     (1,588,569)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             55,182,791        114,119        160,658    161,313,304      1,023,641
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       2CA             1CA            3AC            2AC            1AC
OPERATIONS
Investment income (loss) -- net                           $    (276,306)  $   (374,953)  $        (34)  $    (38,996)  $    (35,916)
Net realized gain (loss) on sales of investments             (3,470,870)    (5,116,055)        (1,568)       (14,424)       (29,974)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (7,302,588)    (6,404,046)          (543)    (1,397,621)    (1,090,574)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (11,049,764)   (11,895,054)        (2,145)    (1,451,041)    (1,156,464)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,248,521      1,435,150          2,747      5,681,759      3,252,867
Net transfers(1)                                             (3,855,510)    (4,507,819)        (3,833)     2,505,265      1,872,367
Transfers for policy loans                                      (36,068)            --             --         (7,896)            --
Annuity payments                                                 (1,768)       (21,270)            --             --             --
Contract charges                                                (35,065)       (25,472)            (5)        (2,585)        (2,057)
Contract terminations:
    Surrender benefits                                         (817,551)    (1,099,428)            --       (105,411)       (74,664)
    Death benefits                                             (163,450)      (272,082)            --        (13,995)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,660,891)    (4,490,921)        (1,091)     8,057,137      5,048,513
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              43,948,211     48,599,509          5,956      1,669,796      1,669,759
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  31,237,556   $ 32,213,534   $      2,720   $  8,275,892   $  5,561,808
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       49,574,479     55,044,029          6,095      1,710,005      1,711,418
Contract purchase payments                                    4,232,910      1,848,875          3,075      6,787,600      3,850,087
Net transfers(1)                                             (5,486,671)    (6,309,953)        (5,456)     2,973,776      2,157,649
Transfers for policy loans                                      (41,617)            --             --         (9,625)            --
Contract charges                                                (46,334)       (33,556)            (6)        (3,462)        (2,762)
Contract terminations:
    Surrender benefits                                       (1,100,461)    (1,483,425)            --       (130,160)       (92,278)
    Death benefits                                             (199,908)      (361,582)            --        (15,017)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             46,932,398     48,704,388          3,708     11,313,117      7,624,114
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    5AC(2)         4AC(2)           3CD            2CD            1CD
OPERATIONS
Investment income (loss) -- net                            $     (1,288)  $     (1,554)  $     (2,321)  $   (193,123)  $   (261,618)
Net realized gain (loss) on sales of investments                 (2,950)        (1,487)       (35,531)      (779,702)      (921,993)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (29,998)       (36,442)       (65,253)    (5,460,175)    (5,665,562)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (34,236)       (39,483)      (103,105)    (6,433,000)    (6,849,173)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      282,813        282,240         14,985      1,430,976        662,993
Net transfers(1)                                                 48,392        104,645        (88,098)    (2,136,541)    (2,166,901)
Transfers for policy loans                                           --             --         (6,888)       (23,955)            --
Annuity payments                                                     --             --             --         (2,408)          (730)
Contract charges                                                     --             --            (77)       (17,884)       (14,144)
Contract terminations:
    Surrender benefits                                           (1,334)            --        (15,227)      (683,905)      (853,096)
    Death benefits                                                   --             --             --        (89,157)      (235,564)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  329,871        386,885        (95,305)    (1,522,874)    (2,607,442)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        495,215     29,214,698     31,796,487
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    295,635   $    347,402   $    296,805   $ 21,258,824   $ 22,339,872
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        393,985     23,323,646     25,531,321
Contract purchase payments                                      328,278        322,161         12,778      1,262,685        580,488
Net transfers(1)                                                 52,760        124,552        (87,804)    (2,138,168)    (2,111,765)
Transfers for policy loans                                           --             --         (5,271)       (21,694)            --
Contract charges                                                     --             --            (70)       (16,164)       (12,690)
Contract terminations:
    Surrender benefits                                           (1,575)            --        (11,713)      (593,794)      (769,504)
    Death benefits                                                   --             --             --        (71,943)      (202,449)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                379,463        446,713        301,905     21,744,568     23,015,401
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      3AD            2AD            1AD           5AD(2)         4AD(2)
OPERATIONS
Investment income (loss) -- net                            $       (271)  $    (26,625)  $    (23,874)  $     (1,786)  $     (2,170)
Net realized gain (loss) on sales of investments                   (539)       (26,371)       (21,650)        (1,320)        (4,675)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,591)      (996,364)      (645,931)       (35,442)       (48,617)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,401)    (1,049,360)      (691,455)       (38,548)       (55,462)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,918      3,285,832      2,114,267        359,645        347,872
Net transfers(1)                                                146,505      1,719,852      1,166,844        126,530         79,934
Transfers for policy loans                                           --         (4,393)            --             --             --
Annuity payments                                                     --             --         (2,899)            --             --
Contract charges                                                     (7)        (1,684)        (1,350)            --             --
Contract terminations:
    Surrender benefits                                               --        (44,529)       (65,243)        (3,597)          (726)
    Death benefits                                                   --         (3,479)       (34,979)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  148,416      4,951,599      3,176,640        482,578        427,080
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,156      1,433,282      1,201,714             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    138,171   $  5,335,521   $  3,686,899   $    444,030   $    371,618
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,211      1,459,193      1,224,392             --             --
Contract purchase payments                                        1,994      3,619,791      2,420,731        411,494        378,758
Net transfers(1)                                                175,093      1,963,655      1,314,459        145,195         85,152
Transfers for policy loans                                           --         (3,839)            --             --             --
Contract charges                                                     (9)        (2,181)        (1,751)            --             --
Contract terminations:
    Surrender benefits                                               --        (51,361)      (105,065)        (4,392)          (862)
    Death benefits                                                   --         (3,814)       (44,747)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                180,289      6,981,444      4,808,019        552,297        463,048
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     HW              3AL            2AL            1AL          5AL(2)
OPERATIONS
Investment income (loss) -- net                          $   (5,869,268)  $        (85)  $    (46,367)  $    (56,481)  $     (7,176)
Net realized gain (loss) on sales of investments            (18,769,048)       (14,050)        (7,826)       (28,225)       (15,839)
Distributions from capital gains                                     --          4,595        590,804        423,602         36,888
Net change in unrealized appreciation or
  depreciation of investments                               (93,512,007)       (27,646)    (5,364,132)    (3,733,546)      (322,065)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (118,150,323)       (37,186)    (4,827,521)    (3,394,650)      (308,192)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   23,525,787         72,168     21,174,367     14,859,137      2,761,387
Net transfers(1)                                            (80,865,620)        69,319     10,866,124      6,722,768        396,887
Transfers for policy loans                                      570,741             --        (27,102)            --         (6,196)
Annuity payments                                               (180,256)            --         (4,211)        (4,562)            --
Contract charges                                               (518,182)          (163)        (7,820)        (4,737)            --
Contract terminations:
    Surrender benefits                                      (27,642,539)        (4,407)      (232,752)      (138,018)       (12,524)
    Death benefits                                           (6,051,905)            --       (105,471)       (89,466)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (91,161,974)       136,917     31,663,135     21,345,122      3,139,554
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             737,552,007        131,419      5,365,775      4,225,204             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  528,239,710   $    231,150   $ 32,201,389   $ 22,175,676   $  2,831,362
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      491,682,426        136,127      5,550,035      4,363,102             --
Contract purchase payments                                   17,192,017         87,887     25,268,621     17,865,965      3,095,275
Net transfers(1)                                            (61,699,930)        91,492     12,934,549      7,913,134        428,424
Transfers for policy loans                                      170,294             --        (32,852)            --         (7,058)
Contract charges                                               (383,974)          (216)       (10,513)        (6,303)            --
Contract terminations:
    Surrender benefits                                      (20,364,620)        (5,572)      (385,192)      (252,129)       (13,860)
    Death benefits                                           (4,536,478)            --       (135,505)      (113,635)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            422,059,735        309,718     43,189,143     29,770,134      3,502,781
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4AL(2)           3AB            2AB            1AB           5AB(2)
OPERATIONS
Investment income (loss) -- net                            $    (11,715)  $     (1,433)  $    (34,399)  $    (31,493)  $     (4,690)
Net realized gain (loss) on sales of investments                (21,520)        29,917          1,807           (149)        (3,567)
Distributions from capital gains                                 55,519             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (487,637)        (1,729)      (645,989)      (243,997)       (46,057)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (465,353)        26,755       (678,581)      (275,639)       (54,314)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,726,916         52,337      7,690,125      5,391,597      1,090,404
Net transfers(1)                                              1,026,961        273,092      3,581,900      2,628,912        319,111
Transfers for policy loans                                           --             --         (7,562)            --           (953)
Annuity payments                                                     --             --             --           (235)            --
Contract charges                                                     --             (1)        (1,351)        (1,382)            --
Contract terminations:
    Surrender benefits                                           (3,313)           (98)       (62,272)       (20,618)        (4,314)
    Death benefits                                                   --             --         (5,941)        (3,440)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,750,564        325,330     11,194,899      7,994,834      1,404,248
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        205,356        786,589        771,212             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,285,211   $    557,441   $ 11,302,907   $  8,490,407   $  1,349,934
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        209,971        804,909        790,198             --
Contract purchase payments                                    2,968,314         55,284      7,880,684      5,753,004      1,099,322
Net transfers(1)                                              1,107,214        340,429      3,713,042      2,759,063        322,952
Transfers for policy loans                                           --             --         (7,890)            --           (808)
Contract charges                                                     --             (1)        (1,505)        (1,551)            --
Contract terminations:
    Surrender benefits                                           (3,970)          (124)       (69,108)       (27,088)        (4,363)
    Death benefits                                                   --             --         (6,670)        (3,714)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,071,558        605,559     12,313,462      9,269,912      1,417,103
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4AB(2)           3IF            2IF            1IF           3AI
OPERATIONS
Investment income (loss) -- net                            $     (6,222)  $      1,582   $      5,218   $    (35,983)  $        559
Net realized gain (loss) on sales of investments                (11,724)       (58,762)      (973,438)    (1,852,285)        47,499
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (87,977)       (82,598)    (3,680,132)    (3,839,000)          (809)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (105,923)      (139,778)    (4,648,352)    (5,727,268)        47,249
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,201,124          6,971      1,462,114        794,288         36,074
Net transfers(1)                                                217,289        (83,570)       281,821       (210,201)       102,513
Transfers for policy loans                                           --         (3,550)       (22,063)            --             --
Annuity payments                                                     --             --         (3,040)        (1,529)            --
Contract charges                                                     --            (96)       (13,280)       (10,763)            (2)
Contract terminations:
    Surrender benefits                                           (8,918)       (13,802)      (423,128)      (673,278)            --
    Death benefits                                                   --             --       (181,665)      (217,419)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,409,495        (94,047)     1,100,759       (318,902)       138,585
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        654,892     21,368,405     26,705,659          1,235
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,303,572   $    421,067   $ 17,820,812   $ 20,659,489   $    187,069
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        781,411     25,459,465     32,127,131          1,324
Contract purchase payments                                    1,167,044          9,452      1,949,377      1,065,477         45,860
Net transfers(1)                                                213,675       (135,718)       324,566       (416,872)       206,703
Transfers for policy loans                                           --         (4,268)       (28,512)            --             --
Contract charges                                                     --           (128)       (17,966)       (14,590)            (3)
Contract terminations:
    Surrender benefits                                           (9,758)       (16,756)      (583,081)      (940,006)            --
    Death benefits                                                   --             --       (226,021)      (308,990)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,370,961        633,993     26,877,828     31,512,150        253,884
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      2AI            1AI          5AI(2)         4AI(2)           3VA
OPERATIONS
Investment income (loss) -- net                            $    (19,495)  $    (19,432)  $     (3,125)  $     (2,153)  $      1,565
Net realized gain (loss) on sales of investments                 (4,245)       (21,695)        (5,300)        (6,962)       (34,771)
Distributions from capital gains                                     --             --             --             --         33,650
Net change in unrealized appreciation or
  depreciation of investments                                (1,277,854)      (907,389)       (74,613)       (46,467)       (95,146)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,301,594)      (948,516)       (83,038)       (55,582)       (94,702)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,409,253      3,258,496        720,339        326,849         38,083
Net transfers(1)                                              2,498,827      2,016,223        169,780        108,546        254,370
Transfers for policy loans                                       (7,474)            --             --             --            989
Annuity payments                                                     --         (1,280)            --             --             --
Contract charges                                                 (2,365)        (1,792)            --             --           (152)
Contract terminations:
    Surrender benefits                                          (42,994)       (72,101)        (5,038)            --         (4,419)
    Death benefits                                              (11,304)       (31,092)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                7,843,943      5,168,454        885,081        435,395        288,871
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,817,484      1,796,795             --             --        614,175
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  8,359,833   $  6,016,733   $    802,043   $    379,813   $    808,344
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,950,094      1,926,552             --             --        505,918
Contract purchase payments                                    6,468,421      3,959,722        766,391        336,365         32,712
Net transfers(1)                                              3,040,704      2,458,533        183,783        111,717        230,476
Transfers for policy loans                                       (8,846)            --             --             --            899
Contract charges                                                 (3,176)        (2,402)            --             --           (136)
Contract terminations:
    Surrender benefits                                          (55,096)      (102,171)        (5,679)            --         (3,716)
    Death benefits                                              (14,008)       (40,062)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             11,378,093      8,200,172        944,495        448,082        766,153
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      2VA              1VA             HP            3AV            2AV
OPERATIONS
Investment income (loss) -- net                          $     36,025     $     (61,806) $  (1,510,858) $       (275)  $    (80,091)
Net realized gain (loss) on sales of investments             (173,419)         (202,850)    (1,212,009)         (811)        (2,486)
Distributions from capital gains                            2,458,442         2,864,590     19,098,690         8,681        671,809
Net change in unrealized appreciation or
  depreciation of investments                              (9,167,229)      (10,706,423)   (72,001,008)      (46,738)    (4,106,385)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (6,846,181)       (8,106,489)   (55,625,185)      (39,143)    (3,517,153)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  3,141,005         1,799,370     11,598,648        59,823     24,806,670
Net transfers(1)                                            8,155,112         9,842,604     67,228,197       262,878      9,715,110
Transfers for policy loans                                    (61,402)               --        238,218            --        (47,183)
Annuity payments                                              (11,441)          (14,899)       (73,682)           --           (995)
Contract charges                                              (28,464)          (23,516)      (196,002)         (202)       (12,993)
Contract terminations:
    Surrender benefits                                     (1,179,137)       (1,528,097)   (16,079,839)           --       (348,898)
    Death benefits                                           (500,592)         (692,733)    (2,555,326)           --       (111,802)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              9,515,081         9,382,729     60,160,214       322,499     33,999,909
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            42,781,569        50,146,100    343,724,771       150,940      7,631,737
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 45,450,469     $  51,422,340  $ 348,259,800  $    434,296   $ 38,114,493
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     35,247,543        41,459,867    187,816,239       145,573      7,356,170
Contract purchase payments                                  2,789,500         1,573,766      6,840,310        63,338     25,702,004
Net transfers(1)                                            6,733,562         8,184,646     36,977,082       274,370     10,007,752
Transfers for policy loans                                    (54,950)               --        142,428            --        (49,957)
Contract charges                                              (25,233)          (21,081)      (117,820)         (225)       (14,709)
Contract terminations:
    Surrender benefits                                     (1,052,208)       (1,405,078)    (9,738,966)           --       (381,076)
    Death benefits                                           (416,510)         (630,641)    (1,550,645)           --       (122,816)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           43,221,704        49,161,479    220,368,628       483,056     42,497,368
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1AV           5AV(2)         4AV(2)          3SR            2SR
OPERATIONS
Investment income (loss) -- net                            $    (76,061)  $    (10,908)  $    (12,469)  $        150   $    174,613
Net realized gain (loss) on sales of investments                (24,439)        (9,458)        (6,291)          (120)       (76,939)
Distributions from capital gains                                626,430          5,413          4,879             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (3,071,603)      (151,646)      (181,128)          (839)      (853,336)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,545,673)      (166,599)      (195,009)          (809)      (755,662)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   15,214,310      2,202,493      1,809,398            149      2,820,762
Net transfers(1)                                              7,590,600        507,108        517,668          1,370      1,554,841
Transfers for policy loans                                           --         (1,784)            --             --         (5,923)
Annuity payments                                                (14,209)            --             --             --           (171)
Contract charges                                                 (9,135)            --             --             (4)        (7,167)
Contract terminations:
    Surrender benefits                                         (247,006)        (9,056)        (4,352)          (109)      (149,009)
    Death benefits                                             (179,919)        (9,616)          (991)            --        (27,160)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               22,354,641      2,689,145      2,321,723          1,406      4,186,173
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,740,301             --             --          5,638      3,996,635
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 27,549,269   $  2,522,546   $  2,126,714   $      6,235   $  7,427,146
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,297,887             --             --          6,328      4,489,864
Contract purchase payments                                   15,988,379      2,320,756      1,852,546            172      3,443,325
Net transfers(1)                                              7,835,930        537,954        548,979          1,661      1,873,509
Transfers for policy loans                                           --         (2,005)            --             --         (6,433)
Contract charges                                                (10,333)            --             --             (5)        (8,865)
Contract terminations:
    Surrender benefits                                         (393,033)        (9,353)        (4,755)          (148)      (239,568)
    Death benefits                                             (195,848)       (10,845)        (1,138)            --        (31,839)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             30,522,982      2,836,507      2,395,632          8,008      9,519,993
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1SR           5SR(2)         4SR(2)          3EG            2EG
OPERATIONS
Investment income (loss) -- net                            $    162,092   $      4,839   $      4,509   $     (2,204)  $   (123,961)
Net realized gain (loss) on sales of investments                (92,885)          (429)          (648)      (104,047)    (1,459,342)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (957,880)        (8,782)       (12,900)       (50,568)    (4,624,800)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (888,673)        (4,372)        (9,039)      (156,819)    (6,208,103)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,277,965        148,734        132,602         66,022      1,375,480
Net transfers(1)                                                997,129         44,400         69,867         (2,162)    (2,847,253)
Transfers for policy loans                                           --             --             --             --        (18,033)
Annuity payments                                                     --             --             --             --         (1,866)
Contract charges                                                 (3,091)            --             --           (128)       (15,465)
Contract terminations:
    Surrender benefits                                         (148,474)        (2,966)            --        (89,834)      (376,709)
    Death benefits                                              (51,565)            --        (10,234)            --        (77,317)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,071,964        190,168        192,235        (26,102)    (1,961,163)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,403,539             --             --        500,307     21,527,548
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,586,830   $    185,796   $    183,196   $    317,386   $ 13,358,282
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,090,449             --             --        467,439     20,157,745
Contract purchase payments                                    2,814,172        166,858        140,290         65,186      1,568,721
Net transfers(1)                                              1,178,536         47,660         79,770          7,923     (3,341,902)
Transfers for policy loans                                           --             --             --             --        (21,417)
Contract charges                                                 (3,849)            --             --           (137)       (17,651)
Contract terminations:
    Surrender benefits                                         (181,124)        (3,375)            --       (119,509)      (442,354)
    Death benefits                                              (66,118)            --        (11,586)            --        (81,678)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,832,066        211,143        208,474        420,902     17,821,464
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            SEGREGATED ASSET
                                                                                                               SUBACCOUNTS
                                                                                                       ---------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                                    1EG            HT
OPERATIONS
Investment income (loss) -- net                                                                        $   (185,593)  $  (4,194,295)
Net realized gain (loss) on sales of investments                                                         (2,432,806)    (15,354,896)
Distributions from capital gains                                                                                 --              --
Net change in unrealized appreciation or
  depreciation of investments                                                                            (4,833,846)   (133,570,487)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                              (7,452,245)   (153,119,678)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                  531,015      11,854,236
Net transfers(1)                                                                                         (3,505,332)     (2,552,666)
Transfers for policy loans                                                                                       --         249,248
Annuity payments                                                                                             (2,684)        (48,652)
Contract charges                                                                                            (12,102)       (225,448)
Contract terminations:
    Surrender benefits                                                                                     (544,110)    (13,940,789)
    Death benefits                                                                                         (151,394)     (2,105,169)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                           (3,684,607)     (6,769,240)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                          26,257,930     435,457,530
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                              $ 15,121,078   $ 275,568,612
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                   24,696,701     325,878,249
Contract purchase payments                                                                                  604,152      11,410,694
Net transfers(1)                                                                                         (4,169,892)     (6,896,904)
Transfers for policy loans                                                                                       --         243,390
Contract charges                                                                                            (13,748)       (222,346)
Contract terminations:
    Surrender benefits                                                                                     (632,129)    (13,551,887)
    Death benefits                                                                                         (181,604)     (2,012,623)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                         20,303,480     314,848,573
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                        -------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                                   3GI            2GI            1GI
OPERATIONS
Investment income (loss) -- net                                                         $      7,045   $     447,205  $     337,567
Net realized gain (loss) on sales of investments                                             (26,306)     (1,878,680)    (2,894,945)
Distributions from capital gains                                                                  --              --             --
Net change in unrealized appreciation or
  depreciation of investments                                                               (156,368)    (15,818,621)   (16,829,904)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                 (175,629)    (17,250,096)   (19,387,282)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                    18,040       6,056,918      3,131,340
Net transfers(1)                                                                             180,016         813,643       (436,909)
Transfers for policy loans                                                                       251         (88,756)            --
Annuity payments                                                                                  --          (4,233)       (17,099)
Contract charges                                                                                (299)        (62,638)       (50,371)
Contract terminations:
    Surrender benefits                                                                      (130,675)     (2,285,229)    (2,582,206)
    Death benefits                                                                                --        (203,777)    (1,382,557)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                67,333       4,225,928     (1,337,802)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                              989,859      93,831,915    107,966,481
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                               $    881,563   $  80,807,747  $  87,241,397
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                     1,090,207     103,718,607    119,735,641
Contract purchase payments                                                                    21,752       7,480,035      3,853,337
Net transfers(1)                                                                             214,126         144,573     (1,247,443)
Transfers for policy loans                                                                       321        (110,933)            --
Contract charges                                                                                (380)        (78,177)       (62,985)
Contract terminations:
    Surrender benefits                                                                      (154,123)     (2,880,236)    (3,297,015)
    Death benefits                                                                                --        (246,865)    (1,758,677)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                           1,171,903     108,027,004    117,222,858
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      3FG            2FG            1FG           5FG(2)         4FG(2)
OPERATIONS
Investment income (loss) -- net                            $        851   $    (56,440)  $    (38,617)  $    (12,565)  $    (17,453)
Net realized gain (loss) on sales of investments                   (204)            --        (23,216)       (27,536)       (11,302)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (26,404)    (3,535,427)    (3,356,075)      (107,647)      (231,885)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (25,757)    (3,591,867)    (3,417,908)      (147,748)      (260,640)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,974     26,242,377     17,335,094      2,659,978      2,352,879
Net transfers(1)                                                 73,117     11,743,411      8,169,496        585,103        909,216
Transfers for policy loans                                           --        (36,885)            --         (3,863)            --
Annuity payments                                                     --         (4,762)       (11,199)            --             --
Contract charges                                                     (2)       (11,669)        (8,717)            --             --
Contract terminations:
    Surrender benefits                                               --       (326,723)      (272,241)       (12,845)        (7,164)
    Death benefits                                                   --       (145,557)      (111,343)        (9,895)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   86,089     37,460,192     25,101,090      3,218,478      3,254,931
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 132,379      6,353,602      8,322,960             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    192,711   $ 40,221,927   $ 30,006,142   $  3,070,730   $  2,994,291
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          132,462      6,362,646      8,177,315             --             --
Contract purchase payments                                       13,970     29,790,636     19,577,536      2,990,987      2,528,602
Net transfers(1)                                                 86,744     13,302,503      9,068,792        631,591        988,309
Transfers for policy loans                                           --        (42,731)            --         (4,465)            --
Contract charges                                                     (3)       (14,131)       (10,527)            --             --
Contract terminations:
    Surrender benefits                                               --       (542,044)      (360,140)       (14,962)        (8,418)
    Death benefits                                                   --       (170,721)      (133,389)       (11,495)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                233,173     48,686,158     36,319,587      3,591,656      3,508,493
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      3MP            2MP             1MP             3FM            2FM
OPERATIONS
Investment income (loss) -- net                          $      3,232   $      82,644   $     (99,387)  $        211   $   (115,091)
Net realized gain (loss) on sales of investments              (27,253)       (227,383)       (126,617)          (227)            --
Distributions from capital gains                                   --              --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (102,740)    (10,662,040)    (11,689,179)       (17,373)    (3,304,662)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (126,761)    (10,806,779)    (11,915,183)       (17,389)    (3,419,753)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     39,285       6,957,993       3,094,342         92,094     31,357,349
Net transfers(1)                                              115,749       2,454,053       2,758,357         94,444     12,293,441
Transfers for policy loans                                       (435)       (114,544)             --             --        (60,667)
Annuity payments                                                   --         (11,939)        (13,253)            --         (4,578)
Contract charges                                                 (513)        (79,035)        (55,439)           (41)       (15,672)
Contract terminations:
    Surrender benefits                                        (42,084)     (2,379,809)     (2,966,342)        (3,112)      (319,868)
    Death benefits                                                 --        (492,494)       (831,161)            --       (160,084)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                112,002       6,334,225       1,986,504        183,385     43,089,921
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             1,240,305      94,014,379     105,787,927        137,013      7,245,643
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  1,225,546   $  89,541,825   $  95,859,248   $    303,009   $ 46,915,811
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        781,254      59,392,864      67,131,837        131,673      6,903,484
Contract purchase payments                                     25,556       4,632,762       2,053,792         95,615     31,664,963
Net transfers(1)                                               82,993       1,283,529       1,616,501        101,489     12,482,447
Transfers for policy loans                                       (315)        (75,646)             --             --        (64,722)
Contract charges                                                 (339)        (52,863)        (37,055)           (44)       (16,996)
Contract terminations:
    Surrender benefits                                        (27,359)     (1,604,556)     (1,998,340)        (3,307)      (342,967)
    Death benefits                                                 --        (308,433)       (564,098)            --       (168,693)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              861,790      63,267,657      68,202,637        325,426     50,457,516
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10
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

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1FM           5FM(2)         4FM(2)          3OS            2OS
OPERATIONS
Investment income (loss) -- net                            $   (104,608)  $    (16,339)  $    (19,080)  $         34   $     (9,498)
Net realized gain (loss) on sales of investments                (72,757)       (12,530)        (4,407)       (34,905)    (1,486,206)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (2,234,071)      (195,558)      (229,611)         1,881     (3,273,672)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,411,436)      (224,427)      (253,098)       (32,990)    (4,769,376)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   20,191,999      3,255,125      2,873,437          1,844      1,527,579
Net transfers(1)                                              8,528,618        744,513        566,110          4,978       (120,588)
Transfers for policy loans                                           --             --             --             --        (18,187)
Annuity payments                                                 (1,247)            --             --             --         (7,021)
Contract charges                                                 (9,882)            --             --            (59)       (14,509)
Contract terminations:
    Surrender benefits                                         (230,161)       (16,497)        (8,453)       (11,781)      (369,638)
    Death benefits                                              (62,456)            --           (980)            --        (59,879)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               28,416,871      3,983,141      3,430,114         (5,018)       937,757
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,949,500             --             --         88,248     21,590,846
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 32,954,935   $  3,758,714   $  3,177,016   $     50,240   $ 17,759,227
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,689,131             --             --        114,204     27,849,994
Contract purchase payments                                   20,629,517      3,417,303      2,951,794          2,718      2,168,768
Net transfers(1)                                              8,591,468        783,392        599,852        (16,131)      (370,630)
Transfers for policy loans                                           --             --             --             --        (25,828)
Contract charges                                                (10,747)            --             --            (84)       (20,905)
Contract terminations:
    Surrender benefits                                         (292,835)       (18,323)        (9,191)       (18,623)      (531,356)
    Death benefits                                              (65,146)            --         (1,112)            --        (78,788)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             35,541,388      4,182,372      3,541,343         82,084     28,991,255
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1OS            3FO            2FO            1FO           5FO(2)
OPERATIONS
Investment income (loss) -- net                            $    (56,149)  $       (567)  $    (26,799)  $    (25,968)  $     (1,949)
Net realized gain (loss) on sales of investments             (1,412,094)        56,316        (88,249)       (23,479)        (8,998)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (4,046,917)        (3,144)    (1,573,298)    (1,248,421)       (53,946)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (5,515,160)        52,605     (1,688,346)    (1,297,868)       (64,893)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      943,062         39,441      5,704,940      4,647,300        468,929
Net transfers(1)                                                196,850        146,294      3,924,365      2,317,123         54,151
Transfers for policy loans                                           --             --         (7,638)            --             --
Annuity payments                                                 (3,194)            --           (554)        (2,834)            --
Contract charges                                                (11,198)           (13)        (2,400)        (2,277)            --
Contract terminations:
    Surrender benefits                                         (483,155)        (2,412)       (91,034)       (38,917)          (599)
    Death benefits                                             (250,810)            --        (39,094)       (26,589)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  391,555        183,310      9,488,585      6,893,806        522,481
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              25,154,450          6,712      2,028,833      2,036,350             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 20,030,845   $    242,627   $  9,829,072   $  7,632,288   $    457,588
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       32,758,196          7,097      2,146,868      2,156,704             --
Contract purchase payments                                    1,327,347         47,631      6,670,545      5,518,216        492,092
Net transfers(1)                                                 80,855        272,093      4,535,758      2,601,433         61,289
Transfers for policy loans                                           --             --         (8,860)            --             --
Contract charges                                                (16,125)           (17)        (3,154)        (2,972)            --
Contract terminations:
    Surrender benefits                                         (716,666)        (2,533)      (132,784)      (117,307)          (681)
    Death benefits                                             (370,507)            --        (51,598)       (32,924)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             33,063,100        324,271     13,156,775     10,123,150        552,700
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4FO(2)           3RE            2RE            1RE          5RE(2)
OPERATIONS
Investment income (loss) -- net                            $     (2,772)  $      6,770   $  1,037,266   $    709,614   $     11,608
Net realized gain (loss) on sales of investments                 (1,116)         5,054           (619)         1,982        (26,041)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (67,536)        (9,803)    (2,049,365)    (1,334,802)       (92,601)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (71,424)         2,021     (1,012,718)      (623,206)      (107,034)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      404,122         59,931     30,039,447     18,431,897      2,721,456
Net transfers(1)                                                171,513        (35,080)    20,520,794     17,779,240        326,632
Transfers for policy loans                                           --           (368)       (60,082)            --         (1,591)
Annuity payments                                                     --             --        (16,017)        (7,920)            --
Contract charges                                                     --           (193)       (19,879)       (17,422)            --
Contract terminations:
    Surrender benefits                                               --        (30,646)    (1,459,045)    (1,310,057)       (24,759)
    Death benefits                                                   --             --       (210,302)      (479,363)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  575,635         (6,356)    48,794,916     34,396,375      3,021,738
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        283,986     32,992,245     26,463,745             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    504,211   $    279,651   $ 80,774,443   $ 60,236,914   $  2,914,704
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        210,936     24,476,850     19,803,454             --
Contract purchase payments                                      417,687         43,076     21,491,940     13,449,716      2,599,839
Net transfers(1)                                                192,430        (26,836)    14,661,797     12,686,885        312,956
Transfers for policy loans                                           --           (269)       (42,735)            --         (1,582)
Contract charges                                                     --           (139)       (14,453)       (12,767)            --
Contract terminations:
    Surrender benefits                                               --        (22,149)    (1,104,613)      (990,253)       (23,973)
    Death benefits                                                   --             --       (151,466)      (345,834)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                610,117        204,619     59,317,320     44,591,201      2,887,240
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4RE(2)           3SI            2SI            1SI          5SI(2)
OPERATIONS
Investment income (loss) -- net                            $     17,236   $       (599)  $    (96,122)  $   (119,469)  $     (5,137)
Net realized gain (loss) on sales of investments                 (7,178)       (12,979)        (1,399)           161         (3,667)
Distributions from capital gains                                     --          5,679        672,078        525,770         12,206
Net change in unrealized appreciation or
  depreciation of investments                                  (123,059)       (33,497)    (4,282,792)    (3,037,959)       (98,690)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (113,001)       (41,396)    (3,708,235)    (2,631,497)       (95,288)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,521,281         24,863     15,962,169     10,037,443      1,672,768
Net transfers(1)                                                605,996        173,726     10,052,041      8,828,278        345,024
Transfers for policy loans                                           --             --        (51,308)            --             --
Annuity payments                                                     --             --         (2,518)        (2,162)            --
Contract charges                                                     --           (104)       (12,233)        (8,688)            --
Contract terminations:
    Surrender benefits                                           (2,410)       (16,317)      (610,575)      (476,219)       (16,481)
    Death benefits                                                   --             --        (55,590)      (187,804)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,124,867        182,168     25,281,986     18,190,848      2,001,311
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        203,677     14,607,898     12,869,436             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,011,866   $    344,449   $ 36,181,649   $ 28,428,787   $  1,906,023
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        150,319     10,800,259      9,583,606             --
Contract purchase payments                                    2,410,057         18,008     12,066,957      7,837,429      1,744,618
Net transfers(1)                                                581,025        125,791      7,473,331      6,653,181        347,357
Transfers for policy loans                                           --             --        (40,999)            --             --
Contract charges                                                     --            (77)        (9,622)        (6,884)            --
Contract terminations:
    Surrender benefits                                           (2,331)       (12,248)      (502,154)      (371,207)       (17,450)
    Death benefits                                                   --             --        (45,189)      (143,274)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,988,751        281,793     29,742,583     23,552,851      2,074,525
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4SI(2)           3MS            2MS            1MS           5MS(2)
OPERATIONS
Investment income (loss) -- net                            $     (5,358)  $       (304)  $       (336)  $     (5,468)  $     (2,454)
Net realized gain (loss) on sales of investments                (12,429)           (28)       (13,156)       (16,300)        (3,188)
Distributions from capital gains                                 12,398             11         82,117         74,894          7,057
Net change in unrealized appreciation or
  depreciation of investments                                  (111,262)       (10,395)      (722,518)      (591,167)       (67,907)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (116,651)       (10,716)      (653,893)      (538,041)       (66,492)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,223,343          6,460      6,346,151      5,137,777      1,302,356
Net transfers(1)                                                373,380        114,769      2,713,369      2,069,471        311,996
Transfers for policy loans                                           --             --         (4,684)            --           (950)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             (1)        (1,555)        (1,128)            --
Contract terminations:
    Surrender benefits                                           (3,515)            --        (62,924)       (31,104)        (2,924)
    Death benefits                                                   --             --             --           (849)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,593,208        121,228      8,990,357      7,174,167      1,610,478
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --              9        909,798      1,074,799             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,476,557   $    110,521   $  9,246,262   $  7,710,925   $  1,543,986
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             10        942,403      1,114,064             --
Contract purchase payments                                    1,229,627          7,800      7,049,451      5,802,100      1,402,118
Net transfers(1)                                                384,113        122,617      3,028,916      2,272,671        336,793
Transfers for policy loans                                           --             --         (4,852)            --           (883)
Contract charges                                                     --             (1)        (1,843)        (1,339)            --
Contract terminations:
    Surrender benefits                                           (3,865)            --        (71,862)       (35,909)        (3,267)
    Death benefits                                                   --             --             --         (1,005)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,609,875        130,426     10,942,213      9,150,582      1,734,761
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   4MS(2)           HK            3TF(3)         2TF(3)         1TF(3)
OPERATIONS
Investment income (loss) -- net                          $     (2,043)  $      514,729   $        966   $     73,618   $     76,950
Net realized gain (loss) on sales of investments               (4,879)      (9,537,848)        (6,040)       (92,425)      (101,711)
Distributions from capital gains                               11,680               --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 (98,227)       7,363,567        (11,765)    (1,669,548)    (1,936,688)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   (93,469)      (1,659,552)       (16,839)    (1,688,355)    (1,961,449)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  1,119,696        5,623,621          1,940        263,524        180,284
Net transfers(1)                                              241,940       (8,047,379)       168,276      8,613,518     10,063,880
Transfers for policy loans                                         --          142,034             --         (1,933)            --
Annuity payments                                                   --          (17,190)            --           (263)            --
Contract charges                                                   --         (118,024)           (19)        (3,023)        (2,004)
Contract terminations:
    Surrender benefits                                         (8,096)      (5,772,835)           (35)      (139,093)      (189,554)
    Death benefits                                                 --       (1,039,854)            --             --        (65,490)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              1,353,540       (9,229,627)       170,162      8,732,730      9,987,116
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    --      138,799,920             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  1,260,071   $  127,910,741   $    153,323   $  7,044,375   $  8,025,667
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             --      292,954,752             --             --             --
Contract purchase payments                                  1,171,050       11,489,834          2,134        289,969        196,103
Net transfers(1)                                              256,239      (17,342,588)       180,140      8,257,673      9,650,782
Transfers for policy loans                                         --          290,908             --         (2,261)            --
Contract charges                                                   --         (243,551)           (23)        (3,345)        (2,228)
Contract terminations:
    Surrender benefits                                         (8,980)     (11,924,313)           (41)      (155,894)      (206,471)
    Death benefits                                                 --       (2,138,503)            --             --        (68,219)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            1,418,309      273,086,539        182,210      8,386,142      9,569,967
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3SE            2SE            1SE            3UE            2UE
OPERATIONS
Investment income (loss) -- net                          $       (321)  $    (78,274)  $   (143,821)  $       (756)  $      (63,009)
Net realized gain (loss) on sales of investments               (1,107)      (111,277)      (182,595)      (270,689)        (963,955)
Distributions from capital gains                                   --             --             --             --               --
Net change in unrealized appreciation or
  depreciation of investments                                 (15,831)    (2,559,452)    (3,234,026)        51,197      (12,166,443)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   (17,259)    (2,749,003)    (3,560,442)      (220,248)     (13,193,407)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      4,848      1,053,989        648,004      1,206,208       10,890,917
Net transfers(1)                                               (9,770)      (358,870)      (790,673)    (1,302,594)        (426,261)
Transfers for policy loans                                      1,922        (26,844)            --         (2,267)         (67,008)
Annuity payments                                                   --             --         (1,300)            --           (7,182)
Contract charges                                                  (76)       (11,499)        (9,344)          (203)         (32,335)
Contract terminations:
    Surrender benefits                                         (7,137)      (381,895)      (808,343)       (31,231)      (1,058,454)
    Death benefits                                                 --        (11,488)      (187,351)            --         (132,712)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (10,213)       263,393     (1,149,007)      (130,087)       9,166,965
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               115,362     16,792,552     22,428,493        818,177       52,274,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $     87,890   $ 14,306,942   $ 17,719,044   $    467,842   $   48,248,557
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         96,780     14,152,524     18,973,755        943,339       60,342,746
Contract purchase payments                                      4,296        944,397        579,157         19,129       14,587,614
Net transfers(1)                                               (9,010)      (430,954)      (847,291)      (224,012)      (1,295,472)
Transfers for policy loans                                      1,466        (22,231)            --         (2,630)         (86,770)
Contract charges                                                  (71)       (10,378)        (8,402)          (265)         (44,138)
Contract terminations:
    Surrender benefits                                         (6,270)      (338,331)      (726,114)       (41,285)      (1,515,015)
    Death benefits                                                 --        (10,429)      (178,906)            --         (169,123)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               87,191     14,284,598     17,792,199        694,276       71,819,842
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1UE          5UE(2)         4UE(2)           3MC            2MC
OPERATIONS
Investment income (loss) -- net                           $    (197,745)  $      2,228   $       (370)  $      3,715   $    363,858
Net realized gain (loss) on sales of investments             (1,876,119)        (8,894)       (10,031)       (10,219)        (1,891)
Distributions from capital gains                                     --             --             --          1,787        226,426
Net change in unrealized appreciation or
  depreciation of investments                               (12,710,694)       (51,028)      (178,276)       (48,745)    (5,353,378)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (14,784,558)       (57,694)      (188,677)       (53,462)    (4,764,985)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    7,150,831        652,283      1,033,928         36,908     25,706,114
Net transfers(1)                                             (1,161,061)       249,235        362,206        351,157     20,885,550
Transfers for policy loans                                           --             --             --          1,814        (35,100)
Annuity payments                                                (16,261)            --             --             --         (3,811)
Contract charges                                                (26,694)            --             --           (176)       (30,266)
Contract terminations:
    Surrender benefits                                       (1,430,830)        (1,530)       (17,849)       (24,392)    (1,420,380)
    Death benefits                                             (740,275)            --             --             --       (128,596)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,775,710        899,988      1,378,285        365,311     44,973,511
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              61,360,603             --             --        275,802     32,636,756
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  50,351,755   $    842,294   $  1,189,608   $    587,651   $ 72,845,282
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       71,184,706             --             --        200,117     23,748,152
Contract purchase payments                                    9,599,116        748,262      1,104,149         26,218     18,629,848
Net transfers(1)                                             (2,260,621)       301,816        402,306        240,159     14,927,262
Transfers for policy loans                                           --             --             --          1,188        (24,652)
Contract charges                                                (36,136)            --             --           (125)       (22,467)
Contract terminations:
    Surrender benefits                                       (1,999,970)        (1,888)       (23,436)       (17,903)    (1,083,441)
    Death benefits                                             (998,360)            --             --             --        (95,367)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             75,488,735      1,048,190      1,483,019        449,654     56,079,335
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1MC          5MC(2)         4MC(2)           3ID            2ID
OPERATIONS
Investment income (loss) -- net                            $    179,498   $     14,981   $     12,195   $       (139)  $    (24,329)
Net realized gain (loss) on sales of investments                  1,096        (12,006)        (5,387)           (14)       (13,854)
Distributions from capital gains                                191,001          7,436          8,164             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (4,290,020)      (143,491)      (216,041)        (2,097)    (1,217,034)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,918,425)      (133,080)      (201,069)        (2,250)    (1,255,217)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   15,937,064      2,108,887      2,033,410          7,045      2,674,267
Net transfers(1)                                             17,645,576        494,368        818,992         91,059      1,640,173
Transfers for policy loans                                           --             --             --             --         (4,921)
Annuity payments                                                (14,898)            --             --             --           (797)
Contract charges                                                (22,114)            --             --             (7)        (2,605)
Contract terminations:
    Surrender benefits                                       (1,528,386)        (5,927)        (7,052)            --        (56,389)
    Death benefits                                             (446,497)            --             --             --        (18,169)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               31,570,745      2,597,328      2,845,350         98,097      4,231,559
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              33,835,944             --             --          1,258      1,502,622
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 61,488,264   $  2,464,248   $  2,644,281   $     97,105   $  4,478,964
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       24,711,163             --             --          1,309      1,549,777
Contract purchase payments                                   11,743,803      2,094,147      1,977,213          9,639      3,401,272
Net transfers(1)                                             12,652,556        495,037        806,850        138,249      2,054,883
Transfers for policy loans                                           --             --             --             --         (6,969)
Contract charges                                                (16,502)            --             --            (11)        (4,056)
Contract terminations:
    Surrender benefits                                       (1,221,085)        (6,097)        (7,326)            --        (83,895)
    Death benefits                                             (331,261)            --             --             --        (24,495)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             47,538,674      2,583,087      2,776,737        149,186      6,886,517
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1ID          5ID(2)         4ID(2)           3FS            2FS
OPERATIONS
Investment income (loss) -- net                            $    (22,225)  $       (989)  $     (1,465)  $          7   $      7,263
Net realized gain (loss) on sales of investments                (14,984)        (3,755)        (2,330)           (25)        (1,589)
Distributions from capital gains                                     --             --             --              9         14,836
Net change in unrealized appreciation or
  depreciation of investments                                  (863,696)       (35,099)       (43,199)          (350)      (608,683)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (900,905)       (39,843)       (46,994)          (359)      (588,173)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,797,212        155,815        169,655          1,250      2,811,344
Net transfers(1)                                                916,067         56,477         80,599          2,062      1,328,077
Transfers for policy loans                                           --             --             --             --         (6,882)
Annuity payments                                                   (767)            --             --             --             --
Contract charges                                                 (1,619)            --             --             (5)        (1,717)
Contract terminations:
    Surrender benefits                                          (35,064)            --             --            (98)       (27,762)
    Death benefits                                               (8,676)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,667,153        212,292        250,254          3,209      4,103,060
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,368,953             --             --             10      1,043,826
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,135,201   $    172,449   $    203,260   $      2,860   $  4,558,713
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,426,478             --             --             10      1,081,186
Contract purchase payments                                    2,327,985        175,503        190,672          1,468      3,062,073
Net transfers(1)                                              1,172,766         66,715         95,326          2,142      1,470,576
Transfers for policy loans                                           --             --             --             --         (7,626)
Contract charges                                                 (2,476)            --             --             (5)        (2,113)
Contract terminations:
    Surrender benefits                                          (66,472)            --             --           (131)       (32,282)
    Death benefits                                              (13,513)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,844,768        242,218        285,998          3,484      5,571,814
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1FS          5FS(2)         4FS(2)           3TC            2TC
OPERATIONS
Investment income (loss) -- net                            $        130   $      1,258   $        292   $       (186)  $     (9,060)
Net realized gain (loss) on sales of investments                (12,206)           756         (2,861)       (32,625)       (29,282)
Distributions from capital gains                                  9,639          1,484          1,259             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (398,526)        (9,451)       (38,662)          (112)      (716,596)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (400,963)        (5,953)       (39,972)       (32,923)      (754,938)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,983,738        204,306        262,165         34,154      1,445,708
Net transfers(1)                                                621,874        258,736        164,573             --        700,575
Transfers for policy loans                                           --             --             --             --         (1,965)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                 (1,502)            --             --             (1)          (995)
Contract terminations:
    Surrender benefits                                          (36,632)          (312)          (156)            --        (20,127)
    Death benefits                                               (9,421)            --             --             --         (6,069)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,558,057        462,730        426,582         34,153      2,117,127
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 869,140             --             --             10        445,049
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,026,234   $    456,777   $    386,610   $      1,240   $  1,807,238
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          900,903             --             --             11        489,634
Contract purchase payments                                    2,170,616        218,518        269,224          2,566      2,277,851
Net transfers(1)                                                692,619        308,061        177,155             --      1,056,896
Transfers for policy loans                                           --             --             --             --         (3,157)
Contract charges                                                 (1,801)            --             --             (1)        (2,039)
Contract terminations:
    Surrender benefits                                          (43,471)          (316)          (172)            --        (37,668)
    Death benefits                                               (9,791)            --             --             --        (12,640)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,709,075        526,263        446,207          2,576      3,768,877
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1TC          5TC(2)         4TC(2)           3TL            2TL
OPERATIONS
Investment income (loss) -- net                            $    (11,128)  $       (551)  $       (604)  $         (2)  $     (4,051)
Net realized gain (loss) on sales of investments                (73,896)           429         (7,032)            --        (49,264)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (720,545)       (31,192)       (26,647)            91       (266,609)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (805,569)       (31,314)       (34,283)            89       (319,924)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      889,647        114,702         70,366          1,231        648,498
Net transfers(1)                                                502,896         25,473         51,672             --        145,054
Transfers for policy loans                                           --             --             --             --          1,686
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (779)            --             --             (1)          (354)
Contract terminations:
    Surrender benefits                                          (30,204)        (1,292)           (28)            --        (13,113)
    Death benefits                                              (23,472)            --             --             --         (5,131)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,338,088        138,883        122,010          1,230        776,640
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 827,719             --             --             10        339,573
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,360,238   $    107,569   $     87,727   $      1,329   $    796,289
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          911,194             --             --             11        403,548
Contract purchase payments                                    1,343,681        152,836         82,162          3,217      1,280,820
Net transfers(1)                                                669,149         40,805         74,472             --        290,392
Transfers for policy loans                                           --             --             --             --          3,471
Contract charges                                                 (1,582)            --             --             (1)          (851)
Contract terminations:
    Surrender benefits                                          (47,757)        (1,968)           (43)            --        (26,688)
    Death benefits                                              (30,126)            --             --             --        (12,488)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,844,559        191,673        156,591          3,227      1,938,204
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1TL          5TL(2)         4TL(2)           3GT            2GT
OPERATIONS
Investment income (loss) -- net                            $     (5,087)  $       (152)  $       (272)  $       (379)  $    (84,737)
Net realized gain (loss) on sales of investments                (39,802)          (762)          (139)       (23,331)    (1,801,244)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (341,752)        (3,731)        (9,506)       (11,973)    (4,576,884)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (386,641)        (4,645)        (9,917)       (35,683)    (6,462,865)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      418,337         34,232         14,375         10,002      2,808,789
Net transfers(1)                                                118,573          4,412         36,631         35,017     (1,497,591)
Transfers for policy loans                                           --             --             --             --        (17,518)
Annuity payments                                                     --             --             --             --           (163)
Contract charges                                                   (332)            --             --           (175)       (16,993)
Contract terminations:
    Surrender benefits                                           (8,740)          (490)           (30)        (9,400)      (260,800)
    Death benefits                                                   --             --             --             --        (59,295)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  527,838         38,154         50,976         35,444        956,429
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 516,078             --             --         86,122     14,783,844
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    657,275   $     33,509   $     41,059   $     85,883   $  9,277,408
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          613,528             --             --        201,887     34,766,823
Contract purchase payments                                      789,648         50,848         18,960         29,325      8,657,280
Net transfers(1)                                                221,722          5,774         49,743        140,499     (5,082,265)
Transfers for policy loans                                           --             --             --             --        (63,884)
Contract charges                                                   (802)            --             --           (581)       (58,520)
Contract terminations:
    Surrender benefits                                          (19,667)          (730)           (46)       (28,457)      (849,431)
    Death benefits                                                   --             --             --             --       (170,481)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,604,429         55,892         68,657        342,673     37,199,522
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    1GT          5GT(2)         4GT(2)           3IG            2IG
OPERATIONS
Investment income (loss) -- net                          $    (98,594)  $       (246)  $       (612)  $       (831)  $      (18,112)
Net realized gain (loss) on sales of investments           (3,025,201)          (435)          (784)       107,725         (505,541)
Distributions from capital gains                                   --             --             --             --               --
Net change in unrealized appreciation or
  depreciation of investments                              (2,949,362)       (12,654)       (23,409)        (3,394)     (11,019,525)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (6,073,157)       (13,335)       (24,805)       103,500      (11,543,178)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  1,175,260         48,850         54,916         64,604       10,323,865
Net transfers(1)                                           (1,350,857)         7,852         40,914       (116,626)       1,912,320
Transfers for policy loans                                         --             --             --           (698)         (52,039)
Annuity payments                                               (1,778)            --             --             --           (5,450)
Contract charges                                               (8,219)            --             --           (157)         (30,442)
Contract terminations:
    Surrender benefits                                       (263,473)          (369)            --        (26,273)        (713,543)
    Death benefits                                            (92,013)            --             --             --         (345,633)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (541,080)        56,333         95,830        (79,150)      11,089,078
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            14,436,141             --             --        369,605       36,904,470
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  7,821,904   $     42,998   $     71,025   $    393,955   $   36,450,370
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     34,050,475             --             --        605,897       60,527,027
Contract purchase payments                                  3,557,520         57,626         66,072        129,941       19,699,535
Net transfers(1)                                           (4,918,561)        10,518         45,915        187,163        3,145,575
Transfers for policy loans                                         --             --             --         (1,437)         (98,489)
Contract charges                                              (27,942)            --             --           (305)         (61,668)
Contract terminations:
    Surrender benefits                                     (1,026,145)          (467)            --        (46,596)      (1,378,050)
    Death benefits                                           (281,678)            --             --             --         (644,759)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           31,353,669         67,677        111,987        874,663       81,189,171
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    1IG          5IG(2)         4IG(2)           3AG            2AG
OPERATIONS
Investment income (loss) -- net                          $      (99,725)  $        (13)  $       (376)  $       (736)  $   (137,192)
Net realized gain (loss) on sales of investments             (1,179,439)        (4,879)        (5,616)       (58,394)    (4,881,553)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               (10,240,285)       (67,145)       (93,075)         7,018     (1,688,852)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (11,519,449)       (72,037)       (99,067)       (52,112)    (6,707,597)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,968,392        523,688        388,168         66,345      2,595,949
Net transfers(1)                                                798,431         88,881        220,335        (41,177)    (2,570,665)
Transfers for policy loans                                           --             --             --            (81)       (39,914)
Annuity payments                                                 (8,166)            --             --             --           (110)
Contract charges                                                (20,387)            --             --           (160)       (28,446)
Contract terminations:
    Surrender benefits                                         (743,999)        (3,485)        (1,312)       (16,867)      (493,236)
    Death benefits                                             (344,185)            --             --             --        (84,696)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,650,086        609,084        607,191          8,060       (621,118)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              38,964,943             --             --        118,520     23,116,070
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $   33,095,580   $    537,047   $    508,124   $     74,468   $ 15,787,355
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       64,147,250             --             --        279,868     54,804,774
Contract purchase payments                                   11,320,860        583,410        414,656        171,278      7,532,843
Net transfers(1)                                                841,163        101,263        232,618       (152,329)    (8,007,272)
Transfers for policy loans                                           --             --             --           (210)      (116,495)
Contract charges                                                (41,009)            --             --           (462)       (87,473)
Contract terminations:
    Surrender benefits                                       (1,484,235)        (3,492)        (1,601)       (52,178)    (1,461,516)
    Death benefits                                             (672,684)            --             --             --       (236,548)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             74,111,345        681,181        645,673        245,967     52,428,313
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1AG            3IP            2IP            1IP          5IP(2)
OPERATIONS
Investment income (loss) -- net                            $   (152,088)  $        (16)  $   (100,626)  $   (139,900)  $     (1,418)
Net realized gain (loss) on sales of investments             (4,837,960)        59,276        (52,369)      (260,970)        (2,038)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,049,331)         5,085     (1,811,344)    (1,621,411)       (12,604)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (6,039,379)        64,345     (1,964,339)    (2,022,281)       (16,060)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      855,244         40,891      6,418,148      3,667,889        368,669
Net transfers(1)                                             (2,988,637)       122,639      3,342,871      3,071,393        111,040
Transfers for policy loans                                           --            368         (8,668)            --             --
Annuity payments                                                   (534)            --         (8,020)        (9,929)            --
Contract charges                                                (13,305)           (66)        (8,330)        (6,612)            --
Contract terminations:
    Surrender benefits                                         (460,491)        (1,772)      (283,564)      (294,712)        (3,942)
    Death benefits                                             (162,747)            --        (29,409)      (155,011)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,770,470)       162,060      9,423,028      6,273,018        475,767
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              21,660,325        184,363     11,604,651     14,291,834             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 12,850,476   $    410,768   $ 19,063,340   $ 18,542,571   $    459,707
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       51,499,504        253,393     15,860,418     19,727,365             --
Contract purchase payments                                    2,487,830         61,088      9,327,334      5,452,579        386,442
Net transfers(1)                                             (9,174,152)       323,069      4,850,797      4,492,775        117,278
Transfers for policy loans                                           --            553        (13,405)            --             --
Contract charges                                                (40,604)           (97)       (12,425)        (9,961)            --
Contract terminations:
    Surrender benefits                                       (1,419,555)        (2,404)      (437,013)      (577,996)        (4,333)
    Death benefits                                             (469,771)            --        (43,779)      (231,400)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             42,883,252        635,602     29,531,927     28,853,362        499,387
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4IP(2)           3MG            2MG            1MG          5MG(2)
OPERATIONS
Investment income (loss) -- net                            $     (2,526)  $     (2,685)  $   (256,634)  $   (303,815)  $     (3,935)
Net realized gain (loss) on sales of investments                 (1,909)       (84,627)      (793,817)    (1,108,330)        (2,249)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (32,099)       (84,925)   (10,765,671)    (9,711,494)      (126,071)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (36,534)      (172,237)   (11,816,122)   (11,123,639)      (132,255)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      415,680         31,554     10,417,521      6,229,638        884,800
Net transfers(1)                                                141,412        (96,311)     2,272,851      1,805,651         74,065
Transfers for policy loans                                           --          1,990        (32,639)            --             --
Annuity payments                                                     --             --         (8,418)       (11,737)            --
Contract charges                                                     --           (233)       (24,920)       (16,154)            --
Contract terminations:
    Surrender benefits                                              (32)           (89)      (657,839)      (817,902)        (1,050)
    Death benefits                                                   --             --       (316,519)      (218,845)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  557,060        (63,089)    11,650,037      6,970,651        957,815
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        617,667     34,000,110     34,386,783             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    520,526   $    382,341   $ 33,834,025   $ 30,233,795   $    825,560
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        913,438     50,211,519     51,051,303             --
Contract purchase payments                                      428,022         49,936     18,279,637     11,062,365      1,007,998
Net transfers(1)                                                138,457       (180,943)     3,012,293      2,495,971         81,215
Transfers for policy loans                                           --          3,200        (56,899)            --             --
Contract charges                                                     --           (439)       (45,941)       (29,908)            --
Contract terminations:
    Surrender benefits                                              (35)          (148)    (1,288,280)    (1,535,284)        (1,322)
    Death benefits                                                   --             --       (535,914)      (381,887)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                566,444        785,044     69,576,415     62,662,560      1,087,891
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4MG(2)           3MD            2MD            1MD          5MD(2)
OPERATIONS
Investment income (loss) -- net                        $     (3,333)  $     (2,109)  $     (252,889)  $     (312,231)  $     (7,651)
Net realized gain (loss) on sales of investments             (4,914)       (71,467)        (146,680)        (451,597)        (7,925)
Distributions from capital gains                                 --             --               --               --             --
Net change in unrealized appreciation or
  depreciation of investments                               (75,217)       (89,005)     (13,130,549)     (12,676,865)      (249,453)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (83,464)      (162,581)     (13,530,118)     (13,440,693)      (265,029)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  451,282         40,282       13,116,806        8,784,803      1,479,196
Net transfers(1)                                            172,365        (10,435)       6,737,157        4,934,262        318,433
Transfers for policy loans                                       --             --          (40,577)              --             --
Annuity payments                                                 --             --           (2,833)          (1,677)            --
Contract charges                                                 --           (145)         (24,506)         (16,420)            --
Contract terminations:
    Surrender benefits                                       (1,081)       (64,533)        (552,847)        (706,502)        (5,853)
    Death benefits                                               --             --         (217,950)        (222,963)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              622,566        (34,831)      19,015,250       12,771,503      1,791,776
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --        494,612       30,681,980       33,044,416             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    539,102   $    297,200   $   36,167,112   $   32,375,226   $  1,526,747
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --        547,539       34,072,333       36,822,197             --
Contract purchase payments                                  519,054         52,444       17,942,518       11,870,022      1,745,497
Net transfers(1)                                            193,764        (27,085)       8,458,842        6,033,466        373,579
Transfers for policy loans                                       --             --          (54,694)              --             --
Contract charges                                                 --           (220)         (35,874)         (24,051)            --
Contract terminations:
    Surrender benefits                                       (1,291)       (87,608)        (829,539)      (1,000,783)        (7,353)
    Death benefits                                               --             --         (281,115)        (317,532)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            711,527        485,070       59,272,471       53,383,319      2,111,723
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4MD(2)           3UT            2UT            1UT          5UT(2)
OPERATIONS
Investment income (loss) -- net                            $     (8,103)  $      1,974   $     54,956   $     49,969   $        827
Net realized gain (loss) on sales of investments                 (7,720)          (221)       (27,566)      (125,966)        (4,956)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (250,135)       (30,610)    (1,058,976)      (813,369)       (11,429)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (265,958)       (28,857)    (1,031,586)      (889,366)       (15,558)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,145,203            903      4,182,357      2,280,914        186,408
Net transfers(1)                                                409,842             --      1,515,571      1,197,847         66,214
Transfers for policy loans                                           --             --        (13,399)            --             --
Annuity payments                                                     --             --             --         (2,706)            --
Contract charges                                                     --           (141)        (2,993)        (2,351)            --
Contract terminations:
    Surrender benefits                                           (1,576)           (93)      (104,789)      (190,723)        (2,461)
    Death benefits                                                   --             --        (23,088)       (53,790)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,553,469            669      5,553,659      3,229,191        250,161
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        123,407      2,672,004      2,513,303             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,287,511   $     95,219   $  7,194,077   $  4,853,128   $    234,603
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        138,296      2,996,710      2,777,731             --
Contract purchase payments                                    1,293,996          1,235      5,729,510      3,128,074        207,301
Net transfers(1)                                                491,967             --      2,032,292      1,550,103         71,097
Transfers for policy loans                                           --             --        (18,926)            --             --
Contract charges                                                     --           (213)        (4,601)        (3,600)            --
Contract terminations:
    Surrender benefits                                           (2,101)          (157)      (157,252)      (280,952)        (2,879)
    Death benefits                                                   --             --        (34,276)       (78,077)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,783,862        139,161     10,543,457      7,093,279        275,519
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4UT(2)           3PE            2PE            1PE          5PE(2)
OPERATIONS
Investment income (loss) -- net                            $      1,811   $      1,577   $    104,553   $     57,319   $      9,279
Net realized gain (loss) on sales of investments                 (8,077)         8,723        (12,695)       (22,981)        (7,535)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (40,047)        (2,218)    (1,042,503)      (613,584)       (61,779)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (46,313)         8,082       (950,645)      (579,246)       (60,035)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      334,547          8,209      5,713,774      3,562,232      1,085,750
Net transfers(1)                                                 78,690        126,013      3,635,426      1,811,797        205,549
Transfers for policy loans                                           --             --         (2,648)            --           (297)
Annuity payments                                                     --             --         (3,448)          (892)            --
Contract charges                                                     --             (1)        (1,447)        (1,147)            --
Contract terminations:
    Surrender benefits                                             (941)            --        (78,435)       (31,358)        (7,116)
    Death benefits                                                   --             --         (9,422)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  412,296        134,221      9,253,800      5,340,632      1,283,886
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --              9      1,283,658      1,078,212             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    365,983   $    142,312   $  9,586,813   $  5,839,598   $  1,223,851
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             10      1,316,285      1,106,491             --
Contract purchase payments                                      352,527         28,692      6,448,296      4,090,595      1,217,308
Net transfers(1)                                                 79,232        145,967      4,139,177      2,050,283        230,366
Transfers for policy loans                                           --             --         (2,710)            --           (346)
Contract charges                                                     --             (1)        (1,801)        (1,443)            --
Contract terminations:
    Surrender benefits                                           (1,139)            --       (236,463)       (52,749)        (8,424)
    Death benefits                                                   --             --        (11,407)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                430,620        174,668     11,651,377      7,193,177      1,438,904
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4PE(2)           3EU            2EU            1EU          5EU(2)
OPERATIONS
Investment income (loss) -- net                            $      7,569   $        (35)  $     (4,406)  $     (3,265)  $       (155)
Net realized gain (loss) on sales of investments                 (1,680)        17,453         (4,503)       (15,330)          (283)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (78,024)            (1)      (123,124)       (64,057)        (2,564)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (72,135)        17,417       (132,033)       (82,652)        (3,002)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      768,672          3,396        594,960        310,130         20,868
Net transfers(1)                                                313,902        (17,713)       457,671        210,931         24,927
Transfers for policy loans                                           --             --         (4,242)            --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             (1)          (235)          (107)            --
Contract terminations:
    Surrender benefits                                             (518)        (3,084)        (4,679)       (31,616)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,082,056        (17,402)     1,043,475        489,338         45,795
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --              9        118,420        139,936             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,009,921   $         24   $  1,029,862   $    546,622   $     42,793
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             10        121,209        143,349             --
Contract purchase payments                                      854,977          3,675        679,598        357,119         23,299
Net transfers(1)                                                335,063             --        521,496        236,579         26,884
Transfers for policy loans                                           --             --         (4,592)            --             --
Contract charges                                                     --             (1)          (298)          (139)            --
Contract terminations:
    Surrender benefits                                             (563)        (3,653)        (5,363)       (38,539)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,189,477             31      1,312,050        698,369         50,183
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4EU(2)           3HS            2HS            1HS          5HS(2)
OPERATIONS
Investment income (loss) -- net                            $       (287)  $       (633)  $    (42,173)  $    (33,448)  $     (2,497)
Net realized gain (loss) on sales of investments                    (31)           (90)       (17,171)       (49,501)        (1,346)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,166)       (26,477)    (1,122,822)      (758,201)       (49,270)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,484)       (27,200)    (1,182,166)      (841,150)       (53,113)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       36,558         13,448      5,850,268      3,107,073        393,032
Net transfers(1)                                                 12,429            375      2,223,581      1,179,650        158,571
Transfers for policy loans                                           --             --        (12,920)            --             --
Annuity payments                                                     --             --            (12)            --             --
Contract charges                                                     --           (164)        (3,660)        (2,292)            --
Contract terminations:
    Surrender benefits                                               --           (106)       (72,617)       (57,239)        (1,323)
    Death benefits                                                   --             --        (38,055)        (6,742)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   48,987         13,553      7,946,585      4,220,450        550,280
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        126,387      2,098,225      1,710,449             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     42,503   $    112,740   $  8,862,644   $  5,089,749   $    497,167
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        128,607      2,136,818      1,743,428             --
Contract purchase payments                                       36,209         16,064      6,855,015      3,600,002        436,101
Net transfers(1)                                                 13,723            475      2,581,647      1,309,278        182,694
Transfers for policy loans                                           --             --        (15,629)            --             --
Contract charges                                                     --           (201)        (4,657)        (2,922)            --
Contract terminations:
    Surrender benefits                                               --           (137)       (89,519)       (68,112)        (1,539)
    Death benefits                                                   --             --        (47,950)        (7,452)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 49,932        144,808     11,415,725      6,574,222        617,256
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4HS(2)           3PI            2PI            1PI          5PI(2)
OPERATIONS
Investment income (loss) -- net                            $     (3,186)  $        261   $    (30,152)  $    (29,006)  $     (6,370)
Net realized gain (loss) on sales of investments                 (5,929)       (15,784)        (2,471)        (6,066)        (6,476)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (56,128)         5,176     (1,844,441)    (1,304,489)      (137,716)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (65,243)       (10,347)    (1,877,064)    (1,339,561)      (150,562)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      456,767         21,629     10,519,460      7,375,041      1,598,971
Net transfers(1)                                                 77,675        280,228      5,479,955      3,825,599        348,740
Transfers for policy loans                                           --             --        (20,759)            --         (1,278)
Annuity payments                                                     --             --            (20)            --             --
Contract charges                                                     --             (1)        (3,327)        (2,589)            --
Contract terminations:
    Surrender benefits                                             (272)           (96)      (113,591)       (67,207)        (2,080)
    Death benefits                                                   --             --        (43,467)       (34,903)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  534,170        301,760     15,818,251     11,095,941      1,944,353
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        402,161      2,363,246      2,092,135             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    468,927   $    693,574   $ 16,304,433   $ 11,848,515   $  1,793,791
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        418,356      2,460,406      2,180,274             --
Contract purchase payments                                      492,017         22,774     12,139,721      8,647,322      1,709,305
Net transfers(1)                                                 91,458        440,166      6,392,363      4,437,292        380,270
Transfers for policy loans                                           --             --        (23,498)            --         (1,255)
Contract charges                                                     --             (1)        (4,278)        (3,291)            --
Contract terminations:                                               --
    Surrender benefits                                             (322)          (134)      (139,309)       (78,177)        (2,316)
    Death benefits                                                   --             --        (52,700)       (45,568)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                583,153        881,161     20,772,705     15,137,852      2,086,004
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)              4PI(2)           3IN            2IN              1IN              HN
OPERATIONS
nvestment income (loss) -- net                       $     (4,754)  $      1,392   $      (35,518)  $     (129,050)  $   (5,457,585)
Net realized gain (loss) on sales of investments           (6,464)       (80,678)      (5,215,862)     (10,384,615)     (67,645,651)
Distributions from capital gains                               --             --               --               --               --
Net change in unrealized appreciation or
  depreciation of investments                            (112,829)       (40,681)      (1,922,606)       2,691,068     (102,955,316)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (124,047)      (119,967)      (7,173,986)      (7,822,597)    (176,058,552)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                974,738         67,649        4,681,948        2,087,758       21,221,277
Net transfers(1)                                          345,682       (219,056)      (7,097,325)      (9,208,716)     (76,173,531)
Transfers for policy loans                                     --         (1,949)         (47,739)              --          511,800
Annuity payments                                               --             --           (4,474)          (1,291)        (101,003)
Contract charges                                               --           (381)         (53,022)         (37,872)        (436,747)
Contract terminations:
    Surrender benefits                                       (699)       (94,875)      (1,105,083)      (1,558,108)     (20,052,634)
    Death benefits                                           (679)            --         (202,149)        (496,938)      (2,835,396)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,319,042       (248,612)      (3,827,844)      (9,215,167)     (77,866,234)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                --        883,132       51,535,271       58,577,640      590,926,296
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  1,194,995   $    514,553   $   40,533,441   $   41,539,876   $  337,001,510
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         --      1,346,750       78,900,884       90,195,890      457,098,667
Contract purchase payments                              1,016,413        107,525        7,671,695        3,433,310       20,211,734
Net transfers(1)                                          377,257       (373,713)     (11,819,305)     (15,341,961)     (76,641,347)
Transfers for policy loans                                     --         (3,067)         (79,995)              --          493,467
Contract charges                                               --           (621)         (87,444)         (62,381)        (428,388)
Contract terminations:
    Surrender benefits                                       (751)      (163,057)      (1,864,830)      (2,606,071)     (19,345,646)
    Death benefits                                           (824)            --         (326,203)        (849,574)      (2,730,883)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        1,392,095        913,817       72,394,802       74,769,213      378,657,604
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                  3VS            2VS              1VS            5VS(2)         4VS(2)
OPERATIONS
Investment income (loss) -- net                        $     (3,636)  $     (385,531)  $     (536,834)  $     (1,009)  $       (696)
Net realized gain (loss) on sales of investments           (376,548)      (5,661,623)     (12,292,996)          (544)          (566)
Distributions from capital gains                                 --               --               --             --             --
Net change in unrealized appreciation or
  depreciation of investments                               116,409      (14,121,442)      (9,589,578)       (29,541)       (12,669)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (263,775)     (20,168,596)     (22,419,408)       (31,094)       (13,931)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   27,894        8,492,606        4,004,590        202,082        126,808
Net transfers(1)                                           (291,386)      (8,197,615)     (10,765,284)        25,098         27,293
Transfers for policy loans                                   (3,812)         (92,203)              --             --             --
Annuity payments                                                 --           (4,672)         (22,310)            --             --
Contract charges                                               (303)         (64,203)         (42,622)            --             --
Contract terminations:
    Surrender benefits                                      (93,099)      (1,210,509)      (1,547,977)        (1,166)            --
    Death benefits                                               --         (264,142)        (482,379)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (360,706)      (1,340,738)      (8,855,982)       226,014        154,101
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             934,611       63,852,496       74,483,171             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    310,130   $   42,343,162   $   43,207,781   $    194,920   $    140,170
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    1,092,048       74,818,967       87,722,365             --             --
Contract purchase payments                                   37,817       12,021,340        5,697,185        235,761        158,308
Net transfers(1)                                           (478,596)     (12,432,366)     (16,396,966)        32,541         34,104
Transfers for policy loans                                   (4,546)        (125,199)              --             --             --
Contract charges                                               (447)         (93,898)         (61,956)            --             --
Contract terminations:
    Surrender benefits                                     (121,288)      (1,789,265)      (2,339,054)        (1,190)            --
    Death benefits                                               --         (366,986)        (691,817)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            524,988       72,032,593       73,929,757        267,112        192,412
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        3MI            2MI            1MI            3SO            2SO
OPERATIONS
Investment income (loss) -- net                            $     (3,858)  $   (301,487)  $   (415,394)  $        210   $      1,093
Net realized gain (loss) on sales of investments                 22,431        192,815        862,616           (181)        (6,234)
Distributions from capital gains                                 21,112      1,182,876      1,241,332          4,627        385,946
Net change in unrealized appreciation or
  depreciation of investments                                  (162,885)    (7,553,819)    (8,596,433)       (46,961)    (4,121,068)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (123,200)    (6,479,615)    (6,907,879)       (42,305)    (3,740,263)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,790      2,469,880      1,567,639         42,580     13,250,420
Net transfers(1)                                                267,912      9,005,831      6,630,215         92,086      5,336,892
Transfers for policy loans                                          (67)       (16,903)            --             --        (11,837)
Annuity payments                                                     --         (2,125)        (4,562)            --         (2,052)
Contract charges                                                   (317)       (22,510)       (17,570)          (156)        (5,374)
Contract terminations:
    Surrender benefits                                          (72,975)    (1,234,669)    (1,295,306)           (82)      (178,643)
    Death benefits                                                   --        (92,249)      (339,803)            --        (29,655)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  208,343     10,107,255      6,540,613        134,428     18,359,751
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 603,623     35,033,177     41,016,510        134,428      3,671,538
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    688,766   $ 38,660,817   $ 40,649,244   $    226,551   $ 18,291,026
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          343,988     20,055,994     23,583,246        135,509      3,700,618
Contract purchase payments                                        8,115      1,473,585        917,440         51,413     15,766,810
Net transfers(1)                                                142,581      4,884,768      3,597,725        127,770      6,267,410
Transfers for policy loans                                          (44)       (10,049)            --             --        (14,070)
Contract charges                                                   (198)       (13,491)       (10,555)          (213)        (7,531)
Contract terminations:
    Surrender benefits                                          (41,503)      (742,007)      (812,943)          (130)      (275,225)
    Death benefits                                                   --        (55,689)      (212,157)            --        (41,377)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                452,939     25,593,111     27,062,756        314,349     25,396,635
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1SO          5SO(2)         4SO(2)           3SV            2SV
OPERATIONS
Investment income (loss) -- net                            $    (23,135)  $        (81)  $     (3,709)  $     (1,849)  $   (273,498)
Net realized gain (loss) on sales of investments                (31,634)       (27,196)       (45,337)        (6,692)        (8,221)
Distributions from capital gains                                258,468         36,278         31,934          8,150        834,708
Net change in unrealized appreciation or
  depreciation of investments                                (3,135,858)      (280,597)      (350,441)       (67,998)    (6,901,806)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,932,159)      (271,596)      (367,553)       (68,389)    (6,348,817)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    7,749,316      1,584,132      1,687,406         16,436      3,247,177
Net transfers(1)                                              3,912,352        443,313        177,536          4,215      6,092,199
Transfers for policy loans                                           --             --             --            106        (45,663)
Annuity payments                                                 (1,122)            --             --             --        (15,085)
Contract charges                                                 (4,551)            --             --           (218)       (29,571)
Contract terminations:
    Surrender benefits                                         (114,206)        (3,431)       (13,722)       (66,341)    (1,284,982)
    Death benefits                                              (24,085)            --             --             --       (417,582)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               11,517,704      2,024,014      1,851,220        (45,802)     7,546,493
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,711,533             --             --        537,410     46,234,801
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 12,297,078   $  1,752,418   $  1,483,667   $    423,219   $ 47,432,477
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,747,064             --             --        314,283     27,040,430
Contract purchase payments                                    9,086,671      1,822,128      1,827,717          9,978      2,024,162
Net transfers(1)                                              4,515,474        522,485        175,474         (7,188)     3,354,424
Transfers for policy loans                                           --             --             --             57        (28,537)
Contract charges                                                 (6,323)            --             --           (134)       (18,282)
Contract terminations:
    Surrender benefits                                         (180,687)        (4,336)       (18,281)       (38,233)      (794,374)
    Death benefits                                              (32,355)            --             --             --       (242,687)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             17,129,844      2,340,277      1,984,910        278,763     31,335,136
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      1SV            3IT            2IT            1IT          5IT(2)
OPERATIONS
Investment income (loss) -- net                            $   (421,308)  $     (4,886)  $   (208,427)  $   (271,063)  $     (4,004)
Net realized gain (loss) on sales of investments                (63,891)      (114,517)      (204,841)      (753,804)        (3,286)
Distributions from capital gains                                948,474             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (7,788,467)        61,802     (4,210,201)    (3,628,072)       (45,145)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (7,325,192)       (57,601)    (4,623,469)    (4,652,939)       (52,435)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,395,043         51,418      9,327,354      6,321,855      1,172,857
Net transfers(1)                                              5,431,425        491,742      3,973,057      4,285,898        214,314
Transfers for policy loans                                           --         (5,505)       (35,902)            --           (962)
Annuity payments                                                 (3,999)            --         (2,303)        (4,475)            --
Contract charges                                                (24,268)          (350)       (20,280)       (14,377)            --
Contract terminations:
    Surrender benefits                                       (1,289,371)       (51,547)      (543,855)      (739,923)        (6,931)
    Death benefits                                             (517,066)            --        (84,527)      (310,882)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,991,764        485,758     12,613,544      9,538,096      1,379,278
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              53,964,613        654,220     23,627,517     25,663,389             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 52,631,185   $  1,082,377   $ 31,617,592   $ 30,548,546   $  1,326,843
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       31,847,840        768,839     27,817,713     30,296,994             --
Contract purchase payments                                    1,459,568         65,599     11,583,078      8,081,187      1,306,733
Net transfers(1)                                              2,967,735        713,258      5,032,907      5,288,582        225,488
Transfers for policy loans                                           --         (6,332)       (44,915)            --         (1,120)
Contract charges                                                (15,059)          (434)       (25,558)       (18,094)            --
Contract terminations:
    Surrender benefits                                         (827,206)       (57,050)      (701,350)      (953,926)        (7,852)
    Death benefits                                             (323,341)            --       (107,873)      (385,906)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             35,109,537      1,483,880     43,554,002     42,308,837      1,523,249
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                4IT(2)           3SP             2SP              1SP           5SP(2)
OPERATIONS
Investment income (loss) -- net                        $     (3,891)  $     (5,004)  $     (463,521)  $     (595,605)  $    (12,148)
Net realized gain (loss) on sales of investments             (5,255)       (30,188)          (5,393)        (119,971)        (9,459)
Distributions from capital gains                                 --             --               --               --             --
Net change in unrealized appreciation or
  depreciation of investments                               (59,832)      (152,303)     (11,741,930)     (11,893,766)      (159,650)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (68,978)      (187,495)     (12,210,844)     (12,609,342)      (181,257)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  774,284         68,244       26,715,272       18,130,356      2,790,294
Net transfers(1)                                            212,173         34,504       14,825,155       12,140,991        584,723
Transfers for policy loans                                       --         (3,199)         (75,788)              --         (1,629)
Annuity payments                                                 --             --           (3,204)         (12,497)            --
Contract charges                                                 --           (319)         (38,893)         (30,181)            --
Contract terminations:
    Surrender benefits                                         (127)       (51,246)      (1,229,699)      (1,477,203)       (20,405)
    Death benefits                                               --             --         (310,011)        (432,409)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              986,330         47,984       39,882,832       28,319,057      3,352,983
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --        958,142       47,363,850       53,762,660             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    917,352   $    818,631   $   75,035,838   $   69,472,375   $  3,171,726
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --        819,784       40,791,482       46,456,080             --
Contract purchase payments                                  824,627         62,318       25,474,549       17,344,297      3,109,491
Net transfers(1)                                            230,513         11,404       13,657,813       11,022,673        648,350
Transfers for policy loans                                       --         (2,805)         (74,886)              --         (1,905)
Contract charges                                                 --           (293)         (38,015)         (29,565)            --
Contract terminations:
    Surrender benefits                                         (149)       (43,710)      (1,212,634)      (1,512,468)       (23,632)
    Death benefits                                               --             --         (287,226)        (428,044)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,054,991        846,698       78,311,083       72,852,973      3,732,304
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4SP(2)           3AA            2AA            1AA          5AA(2)
OPERATIONS
Investment income (loss) -- net                            $    (15,328)  $        186   $    129,770   $     88,546   $      6,737
Net realized gain (loss) on sales of investments                (36,377)           (60)       (40,543)       (60,143)          (118)
Distributions from capital gains                                     --             85         86,201         69,604          2,855
Net change in unrealized appreciation or
  depreciation of investments                                  (264,870)        (1,912)    (1,365,969)    (1,029,825)       (32,767)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (316,575)        (1,701)    (1,190,541)      (931,818)       (23,293)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,488,759         14,318      6,397,061      4,507,289        783,858
Net transfers(1)                                                497,034          3,900      3,745,797      3,345,301        391,677
Transfers for policy loans                                           --             --         (5,756)            --        (12,492)
Annuity payments                                                     --             --           (248)          (788)            --
Contract charges                                                     --             (5)        (4,004)        (2,746)            --
Contract terminations:
    Surrender benefits                                          (12,056)            --       (163,838)      (112,259)        (9,916)
    Death benefits                                               (1,406)            --             --        (16,863)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,972,331         18,213      9,969,012      7,719,934      1,153,127
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          7,876      3,682,381      3,120,142             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,655,756   $     24,388   $ 12,460,852   $  9,908,258   $  1,129,834
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          8,116      3,799,139      3,223,573             --
Contract purchase payments                                    2,604,506         16,350      7,120,413      5,098,853        863,808
Net transfers(1)                                                542,206          4,532      4,148,615      3,701,708        441,922
Transfers for policy loans                                           --             --         (6,388)            --        (15,659)
Contract charges                                                     --             (6)        (4,680)        (3,214)            --
Contract terminations:
    Surrender benefits                                          (14,308)            --       (193,290)      (142,732)       (10,824)
    Death benefits                                               (1,727)            --             --        (19,033)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,130,677         28,992     14,863,809     11,859,155      1,279,247
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4AA(2)           3WI            2WI            1WI          5WI(2)
OPERATIONS
Investment income (loss) -- net                            $      4,699   $       (161)  $    (12,197)  $    (10,542)  $       (248)
Net realized gain (loss) on sales of investments                (15,715)        12,471        (29,260)       (26,043)        (2,283)
Distributions from capital gains                                  3,773             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (52,185)          (692)      (576,936)      (351,155)        (6,766)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (59,428)        11,618       (618,393)      (387,740)        (9,297)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      669,993          1,046      1,629,123        755,416         61,346
Net transfers(1)                                                 68,914         86,708      1,180,252        640,393         14,669
Transfers for policy loans                                           --             --         (2,669)            --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             (7)          (845)          (633)            --
Contract terminations:
    Surrender benefits                                               --             (9)       (23,129)        (6,572)        (1,257)
    Death benefits                                                 (301)            --         (5,071)       (19,619)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  738,606         87,738      2,777,661      1,368,985         74,758
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --            455      1,080,049        927,595             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    679,178   $     99,811   $  3,239,317   $  1,908,840   $     65,461
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --            506      1,199,580      1,030,776             --
Contract purchase payments                                      705,387          1,283      2,098,893        986,332         67,743
Net transfers(1)                                                 65,290        142,645      1,448,936        797,810         14,641
Transfers for policy loans                                           --             --         (3,707)            --             --
Contract charges                                                     --             (9)        (1,173)          (881)            --
Contract terminations:
    Surrender benefits                                               --            (10)       (32,251)        (8,391)        (1,278)
    Death benefits                                                 (339)            --         (7,462)       (25,133)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                770,338        144,415      4,702,816      2,780,513         81,106
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    4WI(2)           3SG            2SG            1SG          5SG(2)
OPERATIONS
Investment income (loss) -- net                            $       (280)  $        (56)  $    (29,762)  $    (31,096)  $     (2,012)
Net realized gain (loss) on sales of investments                   (631)       (10,135)       (48,757)       (63,438)        (7,821)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (8,202)            35     (1,747,517)    (1,495,003)       (60,481)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (9,113)       (10,156)    (1,826,036)    (1,589,537)       (70,314)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       39,505          1,195      3,805,144      2,389,913        404,673
Net transfers(1)                                                 34,449         10,055      1,946,653      1,614,913        109,910
Transfers for policy loans                                           --            369         (3,846)            --             --
Annuity payments                                                     --             --             (6)            --             --
Contract charges                                                     --            (33)        (2,168)        (1,617)            --
Contract terminations:
    Surrender benefits                                               --             (9)       (72,758)      (100,806)        (2,860)
    Death benefits                                                   --             --        (20,193)        (6,086)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   73,954         11,577      5,652,826      3,896,317        511,723
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --          2,047      1,939,030      2,095,392             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     64,841   $      3,468   $  5,765,820   $  4,402,172   $    441,409
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --          2,169      2,060,286      2,229,738             --
Contract purchase payments                                       40,855          1,631      5,432,455      3,458,438        532,986
Net transfers(1)                                                 39,625          1,664      2,658,636      2,121,393        133,378
Transfers for policy loans                                           --            572         (6,223)            --             --
Contract charges                                                     --            (42)        (3,615)        (2,713)            --
Contract terminations:
    Surrender benefits                                               --            (10)      (114,585)      (143,010)        (4,346)
    Death benefits                                                   --             --        (34,701)        (9,203)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 80,480          5,984      9,992,253      7,654,643        662,018
===================================================================================================================================

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                        SEGREGATED
                                                                                                                           ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                                                                 4SG(2)
OPERATIONS
Investment income (loss) -- net                                                                                        $     (1,914)
Net realized gain (loss) on sales of investments                                                                             (6,078)
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                               (78,872)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                 (86,864)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                  324,028
Net transfers(1)                                                                                                             20,438
Transfers for policy loans                                                                                                       --
Annuity payments                                                                                                                 --
Contract charges                                                                                                                 --
Contract terminations:
    Surrender benefits                                                                                                          (61)
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                              344,405
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                              $    257,541
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                           --
Contract purchase payments                                                                                                  363,645
Net transfers(1)                                                                                                             23,392
Transfers for policy loans                                                                                                       --
Contract charges                                                                                                                 --
Contract terminations:
    Surrender benefits                                                                                                          (89)
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                            386,948
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.
(2) For the period Feb. 13, 2002 (commencement of operations) to Dec. 31, 2002.
(3) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                          IDS LIFE VARIABLE ACCOUNT 10

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by IDS Life. The following is a list of each variable annuity product funded through the Account.

American Express Retirement Advisor Variable Annuity(R) (RAVA)
American Express Retirement Advisor Variable Annuity(R) - Band 3 (RAVA Band 3) American Express Retirement Advisor Advantage(R) Variable Annuity
  (RAVA Advantage)
American Express Retirement Advisor Advantage(R) Variable Annuity - Band 3
  (RAVA Advantage Band 3)
American Express Retirement Advisor Select Variable Annuity(R) (RAVA Select) American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
  (RAVA Advantage Plus)
American Express Retirement Advisor Select Plus(SM) Variable Annuity
  (RAVA Select Plus)
IDS Life Flexible Portfolio Annuity (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                       SHARES
---------------------------------------------------------------------------------------------
BC3          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                      33,126
BC2          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   3,963,576
BC1          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   3,896,575
BC5          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                      30,239
BC4          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                      28,325
CR3          AXP(R) Variable Portfolio - Capital Resource Fund                          6,659
CR2          AXP(R) Variable Portfolio - Capital Resource Fund                      2,655,503
CR1          AXP(R) Variable Portfolio - Capital Resource Fund                      1,713,532
CR5          AXP(R) Variable Portfolio - Capital Resource Fund                         84,457
CR4          AXP(R) Variable Portfolio - Capital Resource Fund                         38,487
HC           AXP(R) Variable Portfolio - Capital Resource Fund                      9,856,649
CM3          AXP(R) Variable Portfolio - Cash Management Fund                         494,180
CM2          AXP(R) Variable Portfolio - Cash Management Fund                     223,235,557
CM1          AXP(R) Variable Portfolio - Cash Management Fund                     194,813,348
CM5          AXP(R) Variable Portfolio - Cash Management Fund                      12,896,593
CM4          AXP(R) Variable Portfolio - Cash Management Fund                      11,978,986
HM           AXP(R) Variable Portfolio - Cash Management Fund                      96,905,578
BD3          AXP(R) Variable Portfolio - Diversified Bond Fund                        197,945
BD2          AXP(R) Variable Portfolio - Diversified Bond Fund                     22,017,283
BD1          AXP(R) Variable Portfolio - Diversified Bond Fund                     20,340,860
BD5          AXP(R) Variable Portfolio - Diversified Bond Fund                      1,412,162
BD4          AXP(R) Variable Portfolio - Diversified Bond Fund                      1,256,163
HS           AXP(R) Variable Portfolio - Diversified Bond Fund                     29,051,301
DE3          AXP(R) Variable Portfolio - Diversified Equity Income Fund               128,532
DE2          AXP(R) Variable Portfolio - Diversified Equity Income Fund            13,950,102
DE1          AXP(R) Variable Portfolio - Diversified Equity Income Fund            10,246,238
DE5          AXP(R) Variable Portfolio - Diversified Equity Income Fund               873,438
DE4          AXP(R) Variable Portfolio - Diversified Equity Income Fund               619,011
EM3          AXP(R) Variable Portfolio - Emerging Markets Fund                        508,913
EM2          AXP(R) Variable Portfolio - Emerging Markets Fund                        801,315
EM1          AXP(R) Variable Portfolio - Emerging Markets Fund                        628,038
EM5          AXP(R) Variable Portfolio - Emerging Markets Fund                         65,544
EM4          AXP(R) Variable Portfolio - Emerging Markets Fund                         41,014

                          IDS LIFE VARIABLE ACCOUNT 10

SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                       SHARES
---------------------------------------------------------------------------------------------
ES3          AXP(R) Variable Portfolio - Equity Select Fund                            56,997
ES2          AXP(R) Variable Portfolio - Equity Select Fund                         4,125,852
ES1          AXP(R) Variable Portfolio - Equity Select Fund                         2,826,875
ES5          AXP(R) Variable Portfolio - Equity Select Fund                           465,651
ES4          AXP(R) Variable Portfolio - Equity Select Fund                           258,136
GB3          AXP(R) Variable Portfolio - Global Bond Fund                              86,344
GB2          AXP(R) Variable Portfolio - Global Bond Fund                           6,219,540
GB1          AXP(R) Variable Portfolio - Global Bond Fund                           6,423,596
GB5          AXP(R) Variable Portfolio - Global Bond Fund                             449,920
GB4          AXP(R) Variable Portfolio - Global Bond Fund                             557,486
HY           AXP(R) Variable Portfolio - Global Bond Fund                           9,266,597
GR3          AXP(R) Variable Portfolio - Growth Fund                                  163,192
GR2          AXP(R) Variable Portfolio - Growth Fund                               18,938,482
GR1          AXP(R) Variable Portfolio - Growth Fund                               14,415,972
GR5          AXP(R) Variable Portfolio - Growth Fund                                  890,454
GR4          AXP(R) Variable Portfolio - Growth Fund                                  452,047
EI3          AXP(R) Variable Portfolio - High Yield Bond Fund                         704,845
EI2          AXP(R) Variable Portfolio - High Yield Bond Fund                      29,348,048
EI1          AXP(R) Variable Portfolio - High Yield Bond Fund                      32,402,773
EI5          AXP(R) Variable Portfolio - High Yield Bond Fund                       2,784,978
EI4          AXP(R) Variable Portfolio - High Yield Bond Fund                       2,716,130
HV           AXP(R) Variable Portfolio - High Yield Bond Fund                      39,578,618
IE3          AXP(R) Variable Portfolio - International Fund                            12,073
IE2          AXP(R) Variable Portfolio - International Fund                         1,981,273
IE1          AXP(R) Variable Portfolio - International Fund                         1,777,453
IE5          AXP(R) Variable Portfolio - International Fund                            43,796
IE4          AXP(R) Variable Portfolio - International Fund                            64,147
HI           AXP(R) Variable Portfolio - International Fund                        19,356,590
MF3          AXP(R) Variable Portfolio - Managed Fund                                  15,303
MF2          AXP(R) Variable Portfolio - Managed Fund                               5,454,347
MF1          AXP(R) Variable Portfolio - Managed Fund                               5,029,841
MF5          AXP(R) Variable Portfolio - Managed Fund                                 124,048
MF4          AXP(R) Variable Portfolio - Managed Fund                                  84,661
HD           AXP(R) Variable Portfolio - Managed Fund                              24,622,034
ND3          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       176,647
ND2          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                    25,884,224
ND1          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                    21,422,367
ND5          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     1,163,223
ND4          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       800,747
HG           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                    64,927,126
SV3          AXP(R) Variable Portfolio - Partners Small Cap Value Fund                 98,967
SV2          AXP(R) Variable Portfolio - Partners Small Cap Value Fund              6,804,559
SV1          AXP(R) Variable Portfolio - Partners Small Cap Value Fund              4,511,210
SV5          AXP(R) Variable Portfolio - Partners Small Cap Value Fund                679,473
SV4          AXP(R) Variable Portfolio - Partners Small Cap Value Fund                481,734
IV3          AXP(R) Variable Portfolio - S&P 500 Index Fund                           140,475
IV2          AXP(R) Variable Portfolio - S&P 500 Index Fund                        10,526,795
IV1          AXP(R) Variable Portfolio - S&P 500 Index Fund                         9,230,670
IV5          AXP(R) Variable Portfolio - S&P 500 Index Fund                           857,463
IV4          AXP(R) Variable Portfolio - S&P 500 Index Fund                           713,238
FI2          AXP(R) Variable Portfolio - Short Duration U.S. Government Fund          128,232
FI2          AXP(R) Variable Portfolio - Short Duration U.S. Government Fund       18,095,087
FI1          AXP(R) Variable Portfolio - Short Duration U.S. Government Fund       15,503,602
FI5          AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        1,450,890
FI4          AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        1,302,124
SC3          AXP(R) Variable Portfolio - Small Cap Advantage Fund                      67,207
SC2          AXP(R) Variable Portfolio - Small Cap Advantage Fund                   4,545,614
SC1          AXP(R) Variable Portfolio - Small Cap Advantage Fund                   3,994,895
SC5          AXP(R) Variable Portfolio - Small Cap Advantage Fund                     282,906
SC4          AXP(R) Variable Portfolio - Small Cap Advantage Fund                     206,859

                          IDS LIFE VARIABLE ACCOUNT 10

SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                       SHARES
---------------------------------------------------------------------------------------------
ST3          AXP(R) Variable Portfolio - Stock Fund                                   200,644
ST2          AXP(R) Variable Portfolio - Stock Fund                                   652,361
ST1          AXP(R) Variable Portfolio - Stock Fund                                   543,910
ST5          AXP(R) Variable Portfolio - Stock Fund                                    93,301
ST4          AXP(R) Variable Portfolio - Stock Fund                                    43,067
SA3          AXP(R) Variable Portfolio - Strategy Aggressive Fund                      21,449
SA2          AXP(R) Variable Portfolio - Strategy Aggressive Fund                   5,850,717
SA1          AXP(R) Variable Portfolio - Strategy Aggressive Fund                   4,852,282
SA5          AXP(R) Variable Portfolio - Strategy Aggressive Fund                      49,059
SA4          AXP(R) Variable Portfolio - Strategy Aggressive Fund                      55,828
HA           AXP(R) Variable Portfolio - Strategy Aggressive Fund                  19,872,799
3CA          AIM V.I. Capital Appreciation Fund, Series I Shares                       35,096
2CA          AIM V.I. Capital Appreciation Fund, Series I Shares                    1,793,440
1CA          AIM V.I. Capital Appreciation Fund, Series I Shares                    1,759,790
3AC          AIM V.I. Capital Appreciation Fund, Series II Shares                       3,780
2AC          AIM V.I. Capital Appreciation Fund, Series II Shares                     887,168
1AC          AIM V.I. Capital Appreciation Fund, Series II Shares                     538,878
5AC          AIM V.I. Capital Appreciation Fund, Series II Shares                      65,273
4AC          AIM V.I. Capital Appreciation Fund, Series II Shares                      45,873
3CD          AIM V.I. Capital Development Fund, Series I Shares                        28,482
2CD          AIM V.I. Capital Development Fund, Series I Shares                     2,057,991
1CD          AIM V.I. Capital Development Fund, Series I Shares                     2,138,990
3AD          AIM V.I. Capital Development Fund, Series II Shares                       23,091
2AD          AIM V.I. Capital Development Fund, Series II Shares                      885,204
1AD          AIM V.I. Capital Development Fund, Series II Shares                      594,826
5AD          AIM V.I. Capital Development Fund, Series II Shares                      101,903
4AD          AIM V.I. Capital Development Fund, Series II Shares                       65,528
HW           AIM V.I. Core Equity Fund, Series I Shares                            28,332,894
3AL          AllianceBernstein VP Growth and Income Portfolio (Class B)                43,972
2AL          AllianceBernstein VP Growth and Income Portfolio (Class B)             3,711,813
1AL          AllianceBernstein VP Growth and Income Portfolio (Class B)             2,447,168
5AL          AllianceBernstein VP Growth and Income Portfolio (Class B)               454,248
4AL          AllianceBernstein VP Growth and Income Portfolio (Class B)               357,718
3AB          AllianceBernstein VP International Value Portfolio (Class B)              46,490
2AB          AllianceBernstein VP International Value Portfolio (Class B)           3,389,639
1AB          AllianceBernstein VP International Value Portfolio (Class B)           2,351,099
5AB          AllianceBernstein VP International Value Portfolio (Class B)             569,940
4AB          AllianceBernstein VP International Value Portfolio (Class B)             395,776
3IF          American Century(R) VP International, Class I                             66,137
2IF          American Century(R) VP International, Class I                          3,470,952
1IF          American Century(R) VP International, Class I                          3,789,543
3AI          American Century(R) VP International, Class II                               665
2AI          American Century(R) VP International, Class II                         3,051,903
1AI          American Century(R) VP International, Class II                         2,175,720
5AI          American Century(R) VP International, Class II                           457,788
4AI          American Century(R) VP International, Class II                           183,011
3VA          American Century(R) VP Value, Class I                                    156,973
2VA          American Century(R) VP Value, Class I                                  7,978,517
1VA          American Century(R) VP Value, Class I                                  8,419,804
HP           American Century(R) VP Value, Class I                                 58,923,315
3AV          American Century(R) VP Value, Class II                                    99,570
2AV          American Century(R) VP Value, Class II                                11,045,509
1AV          American Century(R) VP Value, Class II                                 7,456,782
5AV          American Century(R) VP Value, Class II                                 1,307,680
4AV          American Century(R) VP Value, Class II                                   859,427
3SR          Calvert Variable Series, Inc. Social Balanced Portfolio                    4,456
2SR          Calvert Variable Series, Inc. Social Balanced Portfolio                8,030,188
1SR          Calvert Variable Series, Inc. Social Balanced Portfolio                7,316,651
5SR          Calvert Variable Series, Inc. Social Balanced Portfolio                  752,251
4SR          Calvert Variable Series, Inc. Social Balanced Portfolio                  453,288

                          IDS LIFE VARIABLE ACCOUNT 10

SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                       SHARES
---------------------------------------------------------------------------------------------
3EG          Credit Suisse Trust - Mid-Cap Growth Portfolio                            42,560
               (previously Credit Suisse Trust - Emerging Growth Portfolio)
2EG          Credit Suisse Trust - Mid-Cap Growth Portfolio                         1,631,239
               (previously Credit Suisse Trust - Emerging Growth Portfolio)
1EG          Credit Suisse Trust - Mid-Cap Growth Portfolio                         1,732,267
               (previously Credit Suisse Trust - Emerging Growth Portfolio)
HT           Credit Suisse Trust - Small Cap Growth Portfolio                      29,164,135
3CG          Evergreen VA Growth and Income Fund - Class 2(1)                           5,073
2CG          Evergreen VA Growth and Income Fund - Class 2(1)                         556,312
1CG          Evergreen VA Growth and Income Fund - Class 2(1)                         360,693
5CG          Evergreen VA Growth and Income Fund - Class 2(1)                          83,354
4CG          Evergreen VA Growth and Income Fund - Class 2(1)                          62,741
3GI          Fidelity(R) VIP Growth & Income Portfolio Service Class                   87,750
2GI          Fidelity(R) VIP Growth & Income Portfolio Service Class                8,321,034
1GI          Fidelity(R) VIP Growth & Income Portfolio Service Class                8,669,145
3FG          Fidelity(R) VIP Growth & Income Portfolio Service Class 2                 33,462
2FG          Fidelity(R) VIP Growth & Income Portfolio Service Class 2              9,214,262
1FG          Fidelity(R) VIP Growth & Income Portfolio Service Class 2              6,302,899
5FG          Fidelity(R) VIP Growth & Income Portfolio Service Class 2              1,272,457
4FG          Fidelity(R) VIP Growth & Income Portfolio Service Class 2                876,361
3MP          Fidelity(R) VIP Mid Cap Portfolio Service Class                           79,988
2MP          Fidelity(R) VIP Mid Cap Portfolio Service Class                        5,485,274
1MP          Fidelity(R) VIP Mid Cap Portfolio Service Class                        5,586,999
3FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                         27,217
2FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                      5,835,128
1FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                      3,818,274
5FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        775,476
4FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        505,428
3OS          Fidelity(R) VIP Overseas Portfolio Service Class                           8,079
2OS          Fidelity(R) VIP Overseas Portfolio Service Class                       1,771,668
1OS          Fidelity(R) VIP Overseas Portfolio Service Class                       1,906,596
3FO          Fidelity(R) VIP Overseas Portfolio Service Class 2                        14,105
2FO          Fidelity(R) VIP Overseas Portfolio Service Class 2                     2,141,544
1FO          Fidelity(R) VIP Overseas Portfolio Service Class 2                     1,467,006
5FO          Fidelity(R) VIP Overseas Portfolio Service Class 2                       219,310
4FO          Fidelity(R) VIP Overseas Portfolio Service Class 2                       172,668
3RE          FTVIPT Franklin Real Estate Fund - Class 2                                27,378
2RE          FTVIPT Franklin Real Estate Fund - Class 2                             6,770,023
1RE          FTVIPT Franklin Real Estate Fund - Class 2                             4,846,818
5RE          FTVIPT Franklin Real Estate Fund - Class 2                               525,872
4RE          FTVIPT Franklin Real Estate Fund - Class 2                               377,665
3SI          FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 30,653
2SI          FTVIPT Franklin Small Cap Value Securities Fund - Class 2              5,534,317
1SI          FTVIPT Franklin Small Cap Value Securities Fund - Class 2              4,318,139
5SI          FTVIPT Franklin Small Cap Value Securities Fund - Class 2                497,820
4SI          FTVIPT Franklin Small Cap Value Securities Fund - Class 2                307,790
3MS          FTVIPT Mutual Shares Securities Fund - Class 2                            47,272
2MS          FTVIPT Mutual Shares Securities Fund - Class 2                         1,879,348
1MS          FTVIPT Mutual Shares Securities Fund - Class 2                         1,493,858
5MS          FTVIPT Mutual Shares Securities Fund - Class 2                           499,248
4MS          FTVIPT Mutual Shares Securities Fund - Class 2                           284,504
HK           FTVIPT Templeton Developing Markets Securities Fund - Class 1         27,144,156
3TF          FTVIPT Templeton Foreign Securities Fund - Class 2(2)                     20,930
2TF          FTVIPT Templeton Foreign Securities Fund - Class 2(2)                  1,005,848
1TF          FTVIPT Templeton Foreign Securities Fund - Class 2(2)                  1,131,280
3SE          Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                          11,727
2SE          Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                       1,509,639
1SE          Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                       1,807,366
3UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                               58,377
2UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                            6,570,731
1UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                            6,292,024
5UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                              258,642
4UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                              260,243

                          IDS LIFE VARIABLE ACCOUNT 10

SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                       SHARES
---------------------------------------------------------------------------------------------
3MC          Goldman Sachs VIT Mid Cap Value Fund                                      79,748
2MC          Goldman Sachs VIT Mid Cap Value Fund                                  10,281,594
1MC          Goldman Sachs VIT Mid Cap Value Fund                                   8,004,260
5MC          Goldman Sachs VIT Mid Cap Value Fund                                     702,320
4MC          Goldman Sachs VIT Mid Cap Value Fund                                     527,323
3ID          INVESCO VIF - Dynamics Fund, Series I Shares                              18,828
2ID          INVESCO VIF - Dynamics Fund, Series I Shares                             821,714
1ID          INVESCO VIF - Dynamics Fund, Series I Shares                             503,216
5ID          INVESCO VIF - Dynamics Fund, Series I Shares                              62,596
4ID          INVESCO VIF - Dynamics Fund, Series I Shares                              45,519
3FS          INVESCO VIF - Financial Services Fund, Series I Shares                     5,187
2FS          INVESCO VIF - Financial Services Fund, Series I Shares                   677,986
1FS          INVESCO VIF - Financial Services Fund, Series I Shares                   422,945
5FS          INVESCO VIF - Financial Services Fund, Series I Shares                    76,043
4FS          INVESCO VIF - Financial Services Fund, Series I Shares                    59,901
3TC          INVESCO VIF - Technology Fund, Series I Shares(3)                          5,595
2TC          INVESCO VIF - Technology Fund, Series I Shares(3)                        459,154
1TC          INVESCO VIF - Technology Fund, Series I Shares(3)                        302,171
5TC          INVESCO VIF - Technology Fund, Series I Shares(3)                         57,886
4TC          INVESCO VIF - Technology Fund, Series I Shares(3)                         38,850
3TL          INVESCO VIF - Telecommunications Fund(3)                                       8
2TL          INVESCO VIF - Telecommunications Fund(3)                                 495,189
1TL          INVESCO VIF - Telecommunications Fund(3)                                 334,300
5TL          INVESCO VIF - Telecommunications Fund(3)                                  55,951
4TL          INVESCO VIF - Telecommunications Fund(3)                                  26,721
3GT          Janus Aspen Series Global Technology Portfolio: Service Shares            44,104
2GT          Janus Aspen Series Global Technology Portfolio: Service Shares         4,161,788
1GT          Janus Aspen Series Global Technology Portfolio: Service Shares         3,092,799
5GT          Janus Aspen Series Global Technology Portfolio: Service Shares           111,669
4GT          Janus Aspen Series Global Technology Portfolio: Service Shares            72,541
3IG          Janus Aspen Series International Growth Portfolio: Service Shares          7,756
2IG          Janus Aspen Series International Growth Portfolio: Service Shares      2,140,502
1IG          Janus Aspen Series International Growth Portfolio: Service Shares      1,777,950
5IG          Janus Aspen Series International Growth Portfolio: Service Shares         57,544
4IG          Janus Aspen Series International Growth Portfolio: Service Shares         43,663
3AG          Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                4,150
2AG          Janus Aspen Series Mid Cap Growth Portfolio: Service Shares              934,959
1AG          Janus Aspen Series Mid Cap Growth Portfolio: Service Shares              696,688
3IP          Lazard Retirement International Equity Portfolio                         190,590
2IP          Lazard Retirement International Equity Portfolio                       4,927,174
1IP          Lazard Retirement International Equity Portfolio                       4,170,766
5IP          Lazard Retirement International Equity Portfolio                         344,776
4IP          Lazard Retirement International Equity Portfolio                         235,332
3MG          MFS(R) Investors Growth Stock Series - Service Class                      60,579
2MG          MFS(R) Investors Growth Stock Series - Service Class                   6,322,479
1MG          MFS(R) Investors Growth Stock Series - Service Class                   5,102,999
5MG          MFS(R) Investors Growth Stock Series - Service Class                     319,345
4MG          MFS(R) Investors Growth Stock Series - Service Class                     240,525
3MD          MFS(R) New Discovery Series - Service Class                               36,519
2MD          MFS(R) New Discovery Series - Service Class                            4,356,521
1MD          MFS(R) New Discovery Series - Service Class                            3,587,206
5MD          MFS(R) New Discovery Series - Service Class                              358,000
4MD          MFS(R) New Discovery Series - Service Class                              268,768
3UT          MFS(R) Utilities Series - Service Class                                    8,051
2UT          MFS(R) Utilities Series - Service Class                                1,047,473
1UT          MFS(R) Utilities Series - Service Class                                  722,883
5UT          MFS(R) Utilities Series - Service Class                                  120,266
4UT          MFS(R) Utilities Series - Service Class                                   98,364
3PE          Pioneer Equity Income VCT Portfolio - Class II Shares                     15,390
2PE          Pioneer Equity Income VCT Portfolio - Class II Shares                  1,178,978
1PE          Pioneer Equity Income VCT Portfolio - Class II Shares                    729,989
5PE          Pioneer Equity Income VCT Portfolio - Class II Shares                    249,928
4PE          Pioneer Equity Income VCT Portfolio - Class II Shares                    149,909

                          IDS LIFE VARIABLE ACCOUNT 10

SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                       SHARES
---------------------------------------------------------------------------------------------
3EU          Pioneer Europe VCT Portfolio - Class II Shares                                24
2EU          Pioneer Europe VCT Portfolio - Class II Shares                           279,718
1EU          Pioneer Europe VCT Portfolio - Class II Shares                           146,934
5EU          Pioneer Europe VCT Portfolio - Class II Shares                            16,683
4EU          Pioneer Europe VCT Portfolio - Class II Shares                            16,964
3HS          Putnam VT Health Sciences Fund - Class IB Shares                          14,166
2HS          Putnam VT Health Sciences Fund - Class IB Shares                       1,501,305
1HS          Putnam VT Health Sciences Fund - Class IB Shares                         800,818
5HS          Putnam VT Health Sciences Fund - Class IB Shares                         152,845
4HS          Putnam VT Health Sciences Fund - Class IB Shares                          94,957
3PI          Putnam VT International Equity Fund - Class IB Shares                     16,220
2PI          Putnam VT International Equity Fund - Class IB Shares                  2,961,936
1PI          Putnam VT International Equity Fund - Class IB Shares                  1,929,372
5PI          Putnam VT International Equity Fund - Class IB Shares                    354,700
4PI          Putnam VT International Equity Fund - Class IB Shares                    237,266
3IN          Putnam VT International New Opportunities Fund - Class IB Shares          47,501
2IN          Putnam VT International New Opportunities Fund - Class IB Shares       4,322,462
1IN          Putnam VT International New Opportunities Fund - Class IB Shares       4,142,229
HN           Putnam VT New Opportunities Fund - Class IA Shares                    24,566,238
3VS          Putnam VT Vista Fund - Class IB Shares                                    32,183
2VS          Putnam VT Vista Fund - Class IB Shares                                 4,983,908
1VS          Putnam VT Vista Fund - Class IB Shares                                 4,641,249
5VS          Putnam VT Vista Fund - Class IB Shares                                    56,388
4VS          Putnam VT Vista Fund - Class IB Shares                                    38,135
3MI          Royce Micro-Cap Portfolio                                                106,878
2MI          Royce Micro-Cap Portfolio                                              5,455,392
1MI          Royce Micro-Cap Portfolio                                              5,669,666
3SO          Strong Opportunity Fund II - Advisor Class                                23,089
2SO          Strong Opportunity Fund II - Advisor Class                             2,011,671
1SO          Strong Opportunity Fund II - Advisor Class                             1,287,478
5SO          Strong Opportunity Fund II - Advisor Class                               298,515
4SO          Strong Opportunity Fund II - Advisor Class                               178,975
3SV          Third Avenue Value Portfolio                                              32,038
2SV          Third Avenue Value Portfolio                                           3,260,935
1SV          Third Avenue Value Portfolio                                           3,524,945
3IT          Wanger International Small Cap                                            62,354
2IT          Wanger International Small Cap                                         3,597,376
1IT          Wanger International Small Cap                                         3,054,761
5IT          Wanger International Small Cap                                           285,545
4IT          Wanger International Small Cap                                           173,358
3SP          Wanger U.S. Smaller Companies                                             64,846
2SP          Wanger U.S. Smaller Companies                                          6,672,042
1SP          Wanger U.S. Smaller Companies                                          5,512,304
5SP          Wanger U.S. Smaller Companies                                            620,776
4SP          Wanger U.S. Smaller Companies                                            382,280
3AA          Wells Fargo VT Asset Allocation Fund                                       5,425
2AA          Wells Fargo VT Asset Allocation Fund                                   2,513,218
1AA          Wells Fargo VT Asset Allocation Fund                                   1,802,318
5AA          Wells Fargo VT Asset Allocation Fund                                     329,217
4AA          Wells Fargo VT Asset Allocation Fund                                     185,532
3WI          Wells Fargo VT International Equity Fund                                     478
2WI          Wells Fargo VT International Equity Fund                                 977,915
1WI          Wells Fargo VT International Equity Fund                                 620,622
5WI          Wells Fargo VT International Equity Fund                                 115,584
4WI          Wells Fargo VT International Equity Fund                                  51,723
3SG          Wells Fargo VT Small Cap Growth Fund                                       1,203
2SG          Wells Fargo VT Small Cap Growth Fund                                   2,277,729
1SG          Wells Fargo VT Small Cap Growth Fund                                   1,620,899
5SG          Wells Fargo VT Small Cap Growth Fund                                     241,202
4SG          Wells Fargo VT Small Cap Growth Fund                                     195,373

(1) Evergreen VA Capital Growth Fund - Class 2 merged into Evergreen VA Growth and Income Fund - Class 2 as of Dec. 8, 2003.
(2) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.
(3) INVESCO VIF - Telecommunications Fund merged into INVESCO VIF - Technology Fund, Series I Shares as of April 30, 2004.

                          IDS LIFE VARIABLE ACCOUNT 10

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                          IDS LIFE VARIABLE ACCOUNT 10

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                                        MORTALITY AND EXPENSE RISK FEE
--------------------------------------------------------------------------------
RAVA                                                              0.75% to 0.95%
                                            (depending on the contract selected)

RAVA Band 3                                                                0.55%

RAVA Advantage                                                    0.75% to 0.95%
                                            (depending on the contract selected)

RAVA Advantage Band 3                                                      0.55%

RAVA Select                                                       1.00% to 1.20%
                                            (depending on the contract selected)

RAVA Advantage Plus                                               0.55% to 0.95%
                                            (depending on the contract selected)

RAVA Select Plus                                                  0.75% to 1.20%
                                            (depending on the contract selected)

FPA                                                                        1.25%

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional maximum anniversary value death benefit rider, enhanced earnings death benefit rider and enhanced earnings plus death benefit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,881,432 in 2003 and $22,560,988 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

                          IDS LIFE VARIABLE ACCOUNT 10

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                               PERCENTAGE RANGE
-------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund               0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                  0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                   0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                  0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund         0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                  1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                     0.650% to 0.560%
AXP(R) Variable Portfolio - Global Bond Fund                       0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                            0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                   0.620% to 0.545%
AXP(R) Variable Portfolio - International Fund                     0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                           0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                 0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund          1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                     0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund    0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund               0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                             0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund               0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging Markets Fund
AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Stock Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - Emerging Markets Fund and AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

                          IDS LIFE VARIABLE ACCOUNT 10

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                               PERCENTAGE RANGE
-------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund               0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                  0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                   0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                  0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund         0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                  0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                     0.060% to 0.030%
AXP(R) Variable Portfolio - Global Bond Fund                       0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                            0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                   0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                     0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                           0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                 0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund          0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                     0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund    0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund               0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                             0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund               0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the period ended Dec. 31, 2003 were as follows:

SUBACCOUNT   INVESTMENT                                                           PURCHASES
---------------------------------------------------------------------------------------------
BC3          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                $     45,913
BC2          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   3,156,623
BC1          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   1,200,395
BC5          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                     164,542
BC4          AXP(R) Variable Portfolio - Blue Chip Advantage Fund                     188,312
CR3          AXP(R) Variable Portfolio - Capital Resource Fund                      2,906,072
CR2          AXP(R) Variable Portfolio - Capital Resource Fund                     13,611,123
CR1          AXP(R) Variable Portfolio - Capital Resource Fund                      9,260,398
CR5          AXP(R) Variable Portfolio - Capital Resource Fund                      1,326,877
CR4          AXP(R) Variable Portfolio - Capital Resource Fund                        756,347
HC           AXP(R) Variable Portfolio - Capital Resource Fund                      9,815,939
CM3          AXP(R) Variable Portfolio - Cash Management Fund                     156,516,333
CM2          AXP(R) Variable Portfolio - Cash Management Fund                      51,763,484
CM1          AXP(R) Variable Portfolio - Cash Management Fund                      46,755,814
CM5          AXP(R) Variable Portfolio - Cash Management Fund                      18,796,302
CM4          AXP(R) Variable Portfolio - Cash Management Fund                      17,415,148
HM           AXP(R) Variable Portfolio - Cash Management Fund                      12,786,519
BD3          AXP(R) Variable Portfolio - Diversified Bond Fund                      9,727,809
BD2          AXP(R) Variable Portfolio - Diversified Bond Fund                     58,587,631
BD1          AXP(R) Variable Portfolio - Diversified Bond Fund                     41,170,647
BD5          AXP(R) Variable Portfolio - Diversified Bond Fund                      9,129,465
BD4          AXP(R) Variable Portfolio - Diversified Bond Fund                      8,405,349
HS           AXP(R) Variable Portfolio - Diversified Bond Fund                     29,396,389
DE3          AXP(R) Variable Portfolio - Diversified Equity Income Fund            12,115,998
DE2          AXP(R) Variable Portfolio - Diversified Equity Income Fund            50,006,124
DE1          AXP(R) Variable Portfolio - Diversified Equity Income Fund            35,058,178
DE5          AXP(R) Variable Portfolio - Diversified Equity Income Fund             5,759,978
DE4          AXP(R) Variable Portfolio - Diversified Equity Income Fund             4,093,566
EM3          AXP(R) Variable Portfolio - Emerging Markets Fund                      5,332,483
EM2          AXP(R) Variable Portfolio - Emerging Markets Fund                      3,270,113
EM1          AXP(R) Variable Portfolio - Emerging Markets Fund                      2,453,378
EM5          AXP(R) Variable Portfolio - Emerging Markets Fund                        429,451
EM4          AXP(R) Variable Portfolio - Emerging Markets Fund                        257,947

                          IDS LIFE VARIABLE ACCOUNT 10

SUBACCOUNT   INVESTMENT                                                           PURCHASES
---------------------------------------------------------------------------------------------
ES3          AXP(R) Variable Portfolio - Equity Select Fund                      $    394,829
ES2          AXP(R) Variable Portfolio - Equity Select Fund                        24,182,735
ES1          AXP(R) Variable Portfolio - Equity Select Fund                        16,218,878
ES5          AXP(R) Variable Portfolio - Equity Select Fund                         3,535,287
ES4          AXP(R) Variable Portfolio - Equity Select Fund                         1,724,083
GB3          AXP(R) Variable Portfolio - Global Bond Fund                           2,340,984
GB2          AXP(R) Variable Portfolio - Global Bond Fund                          30,761,739
GB1          AXP(R) Variable Portfolio - Global Bond Fund                          27,045,829
GB5          AXP(R) Variable Portfolio - Global Bond Fund                           3,850,072
GB4          AXP(R) Variable Portfolio - Global Bond Fund                           4,503,121
HY           AXP(R) Variable Portfolio - Global Bond Fund                          16,362,600
GR3          AXP(R) Variable Portfolio - Growth Fund                                4,155,407
GR2          AXP(R) Variable Portfolio - Growth Fund                               31,009,588
GR1          AXP(R) Variable Portfolio - Growth Fund                               18,135,048
GR5          AXP(R) Variable Portfolio - Growth Fund                                4,026,042
GR4          AXP(R) Variable Portfolio - Growth Fund                                2,141,820
EI3          AXP(R) Variable Portfolio - High Yield Bond Fund                      58,381,762
EI2          AXP(R) Variable Portfolio - High Yield Bond Fund                      93,334,269
EI1          AXP(R) Variable Portfolio - High Yield Bond Fund                      85,196,280
EI5          AXP(R) Variable Portfolio - High Yield Bond Fund                      13,863,535
EI4          AXP(R) Variable Portfolio - High Yield Bond Fund                      12,905,179
HV           AXP(R) Variable Portfolio - High Yield Bond Fund                      36,275,067
IE3          AXP(R) Variable Portfolio - International Fund                        63,464,728
IE2          AXP(R) Variable Portfolio - International Fund                        13,043,840
IE1          AXP(R) Variable Portfolio - International Fund                         8,414,405
IE5          AXP(R) Variable Portfolio - International Fund                           284,312
IE4          AXP(R) Variable Portfolio - International Fund                           398,179
HI           AXP(R) Variable Portfolio - International Fund                        15,908,850
MF3          AXP(R) Variable Portfolio - Managed Fund                               1,097,155
MF2          AXP(R) Variable Portfolio - Managed Fund                              15,747,657
MF1          AXP(R) Variable Portfolio - Managed Fund                              12,468,888
MF5          AXP(R) Variable Portfolio - Managed Fund                               1,311,666
MF4          AXP(R) Variable Portfolio - Managed Fund                                 780,802
HD           AXP(R) Variable Portfolio - Managed Fund                               9,065,098
ND3          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     7,743,995
ND2          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                    73,733,120
ND1          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                    36,089,822
ND5          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                    10,547,335
ND4          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     6,781,336
HG           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                    18,193,397
SV3          AXP(R) Variable Portfolio - Partners Small Cap Value Fund                595,670
SV2          AXP(R) Variable Portfolio - Partners Small Cap Value Fund             27,515,339
SV1          AXP(R) Variable Portfolio - Partners Small Cap Value Fund             18,908,172
SV5          AXP(R) Variable Portfolio - Partners Small Cap Value Fund              4,149,350
SV4          AXP(R) Variable Portfolio - Partners Small Cap Value Fund              2,728,439
IV3          AXP(R) Variable Portfolio - S&P 500 Index Fund                           827,887
IV2          AXP(R) Variable Portfolio - S&P 500 Index Fund                        33,400,378
IV1          AXP(R) Variable Portfolio - S&P 500 Index Fund                        19,496,327
IV5          AXP(R) Variable Portfolio - S&P 500 Index Fund                         4,576,195
IV4          AXP(R) Variable Portfolio - S&P 500 Index Fund                         3,628,999
FI3          AXP(R) Variable Portfolio - Short Duration U.S. Government Fund       19,484,157
FI2          AXP(R) Variable Portfolio - Short Duration U.S. Government Fund       69,319,267
FI1          AXP(R) Variable Portfolio - Short Duration U.S. Government Fund       48,622,796
FI5          AXP(R) Variable Portfolio - Short Duration U.S. Government Fund       12,876,611
FI4          AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        8,808,928
SC3          AXP(R) Variable Portfolio - Small Cap Advantage Fund                     508,111
SC2          AXP(R) Variable Portfolio - Small Cap Advantage Fund                  17,498,333
SC1          AXP(R) Variable Portfolio - Small Cap Advantage Fund                  12,308,802
SC5          AXP(R) Variable Portfolio - Small Cap Advantage Fund                   2,162,453
SC4          AXP(R) Variable Portfolio - Small Cap Advantage Fund                   1,795,886

                          IDS LIFE VARIABLE ACCOUNT 10

SUBACCOUNT   INVESTMENT                                                           PURCHASES
---------------------------------------------------------------------------------------------
ST3          AXP(R) Variable Portfolio - Stock Fund                              $     12,071
ST2          AXP(R) Variable Portfolio - Stock Fund                                 2,816,030
ST1          AXP(R) Variable Portfolio - Stock Fund                                 2,233,464
ST5          AXP(R) Variable Portfolio - Stock Fund                                   612,436
ST4          AXP(R) Variable Portfolio - Stock Fund                                   333,661
SA3          AXP(R) Variable Portfolio - Strategy Aggressive Fund                  10,059,974
SA2          AXP(R) Variable Portfolio - Strategy Aggressive Fund                   3,696,508
SA1          AXP(R) Variable Portfolio - Strategy Aggressive Fund                   2,257,675
SA5          AXP(R) Variable Portfolio - Strategy Aggressive Fund                     251,641
SA4          AXP(R) Variable Portfolio - Strategy Aggressive Fund                     255,644
HA           AXP(R) Variable Portfolio - Strategy Aggressive Fund                   4,132,230
3CA          AIM V.I. Capital Appreciation Fund, Series I Shares                       18,053
2CA          AIM V.I. Capital Appreciation Fund, Series I Shares                    1,510,295
1CA          AIM V.I. Capital Appreciation Fund, Series I Shares                      980,234
3AC          AIM V.I. Capital Appreciation Fund, Series II Shares                      71,425
2AC          AIM V.I. Capital Appreciation Fund, Series II Shares                   7,466,764
1AC          AIM V.I. Capital Appreciation Fund, Series II Shares                   4,155,797
5AC          AIM V.I. Capital Appreciation Fund, Series II Shares                     973,086
4AC          AIM V.I. Capital Appreciation Fund, Series II Shares                     573,906
3CD          AIM V.I. Capital Development Fund, Series I Shares                         9,099
2CD          AIM V.I. Capital Development Fund, Series I Shares                       919,603
1CD          AIM V.I. Capital Development Fund, Series I Shares                       757,837
3AD          AIM V.I. Capital Development Fund, Series II Shares                      181,630
2AD          AIM V.I. Capital Development Fund, Series II Shares                    3,732,826
1AD          AIM V.I. Capital Development Fund, Series II Shares                    2,512,047
5AD          AIM V.I. Capital Development Fund, Series II Shares                      636,914
4AD          AIM V.I. Capital Development Fund, Series II Shares                      329,932
HW           AIM V.I. Core Equity Fund, Series I Shares                             6,339,737
3AL          AllianceBernstein VP Growth and Income Portfolio (Class B)               643,380
2AL          AllianceBernstein VP Growth and Income Portfolio (Class B)            33,343,713
1AL          AllianceBernstein VP Growth and Income Portfolio (Class B)            20,995,799
5AL          AllianceBernstein VP Growth and Income Portfolio (Class B)             5,666,228
4AL          AllianceBernstein VP Growth and Income Portfolio (Class B)             3,290,125
3AB          AllianceBernstein VP International Value Portfolio (Class B)           3,548,818
2AB          AllianceBernstein VP International Value Portfolio (Class B)          24,325,506
1AB          AllianceBernstein VP International Value Portfolio (Class B)          16,015,564
5AB          AllianceBernstein VP International Value Portfolio (Class B)           4,741,099
4AB          AllianceBernstein VP International Value Portfolio (Class B)           3,058,193
3IF          American Century(R) VP International, Class I                             36,732
2IF          American Century(R) VP International, Class I                          1,723,629
1IF          American Century(R) VP International, Class I                          1,640,741
3AI          American Century(R) VP International, Class II                         5,038,839
2AI          American Century(R) VP International, Class II                         8,223,565
1AI          American Century(R) VP International, Class II                         5,868,547
5AI          American Century(R) VP International, Class II                         1,891,441
4AI          American Century(R) VP International, Class II                           669,723
3VA          American Century(R) VP Value, Class I                                    398,341
2VA          American Century(R) VP Value, Class I                                  6,603,006
1VA          American Century(R) VP Value, Class I                                  4,555,907
HP           American Century(R) VP Value, Class I                                 29,549,433
3AV          American Century(R) VP Value, Class II                                   295,714
2AV          American Century(R) VP Value, Class II                                32,061,375
1AV          American Century(R) VP Value, Class II                                20,037,716
5AV          American Century(R) VP Value, Class II                                 6,109,214
4AV          American Century(R) VP Value, Class II                                 3,536,486
3SR          Calvert Variable Series, Inc. Social Balanced Portfolio                      908
2SR          Calvert Variable Series, Inc. Social Balanced Portfolio                5,509,131
1SR          Calvert Variable Series, Inc. Social Balanced Portfolio                4,301,820
5SR          Calvert Variable Series, Inc. Social Balanced Portfolio                1,162,262
4SR          Calvert Variable Series, Inc. Social Balanced Portfolio                  672,618

                          IDS LIFE VARIABLE ACCOUNT 10

SUBACCOUNT   INVESTMENT                                                           PURCHASES
---------------------------------------------------------------------------------------------
3EG          Credit Suisse Trust - Mid-Cap Growth Portfolio                      $    145,921
               (previously Credit Suisse Trust - Emerging Growth Portfolio)
2EG          Credit Suisse Trust - Mid-Cap Growth Portfolio                           662,938
               (previously Credit Suisse Trust - Emerging Growth Portfolio)
1EG          Credit Suisse Trust - Mid-Cap Growth Portfolio                           374,267
               (previously Credit Suisse Trust - Emerging Growth Portfolio)
HT           Credit Suisse Trust - Small Cap Growth Portfolio                      16,534,763
3CG          Evergreen VA Growth and Income Fund - Class 2                             74,325
2CG          Evergreen VA Growth and Income Fund - Class 2                          8,162,228
1CG          Evergreen VA Growth and Income Fund - Class 2                          5,323,252
5CG          Evergreen VA Growth and Income Fund - Class 2                          1,233,818
4CG          Evergreen VA Growth and Income Fund - Class 2                            920,347
3GI          Fidelity(R) VIP Growth & Income Portfolio Service Class                  423,775
2GI          Fidelity(R) VIP Growth & Income Portfolio Service Class               12,773,659
1GI          Fidelity(R) VIP Growth & Income Portfolio Service Class               10,953,405
3FG          Fidelity(R) VIP Growth & Income Portfolio Service Class 2                279,003
2FG          Fidelity(R) VIP Growth & Income Portfolio Service Class 2             65,110,675
1FG          Fidelity(R) VIP Growth & Income Portfolio Service Class 2             41,994,848
5FG          Fidelity(R) VIP Growth & Income Portfolio Service Class 2             12,068,525
4FG          Fidelity(R) VIP Growth & Income Portfolio Service Class 2              7,340,271
3MP          Fidelity(R) VIP Mid Cap Portfolio Service Class                          308,881
2MP          Fidelity(R) VIP Mid Cap Portfolio Service Class                       11,254,811
1MP          Fidelity(R) VIP Mid Cap Portfolio Service Class                        8,536,878
3FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        362,671
2FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                     62,545,960
1FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                     38,595,867
5FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                     11,278,948
4FM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2                      6,648,086
3OS          Fidelity(R) VIP Overseas Portfolio Service Class                          99,971
2OS          Fidelity(R) VIP Overseas Portfolio Service Class                       4,976,708
1OS          Fidelity(R) VIP Overseas Portfolio Service Class                       3,219,736
3FO          Fidelity(R) VIP Overseas Portfolio Service Class 2                     5,698,570
2FO          Fidelity(R) VIP Overseas Portfolio Service Class 2                    17,928,729
1FO          Fidelity(R) VIP Overseas Portfolio Service Class 2                    10,174,249
5FO          Fidelity(R) VIP Overseas Portfolio Service Class 2                     2,344,951
4FO          Fidelity(R) VIP Overseas Portfolio Service Class 2                     1,719,755
3RE          FTVIPT Franklin Real Estate Fund - Class 2                               342,454
2RE          FTVIPT Franklin Real Estate Fund - Class 2                            46,596,518
1RE          FTVIPT Franklin Real Estate Fund - Class 2                            30,996,541
5RE          FTVIPT Franklin Real Estate Fund - Class 2                             7,550,255
4RE          FTVIPT Franklin Real Estate Fund - Class 2                             4,699,306
3SI          FTVIPT Franklin Small Cap Value Securities Fund - Class 2                322,222
2SI          FTVIPT Franklin Small Cap Value Securities Fund - Class 2             18,618,168
1SI          FTVIPT Franklin Small Cap Value Securities Fund - Class 2             14,553,280
5SI          FTVIPT Franklin Small Cap Value Securities Fund - Class 2              3,347,942
4SI          FTVIPT Franklin Small Cap Value Securities Fund - Class 2              1,810,131
3MS          FTVIPT Mutual Shares Securities Fund - Class 2                           537,365
2MS          FTVIPT Mutual Shares Securities Fund - Class 2                        14,640,057
1MS          FTVIPT Mutual Shares Securities Fund - Class 2                        11,345,890
5MS          FTVIPT Mutual Shares Securities Fund - Class 2                         5,065,510
4MS          FTVIPT Mutual Shares Securities Fund - Class 2                         2,506,838
HK           FTVIPT Templeton Developing Markets Securities Fund - Class 1          9,357,737
3TF          FTVIPT Templeton Foreign Securities Fund - Class 2                        73,618
2TF          FTVIPT Templeton Foreign Securities Fund - Class 2                     3,346,701
1TF          FTVIPT Templeton Foreign Securities Fund - Class 2                     3,612,594
3SE          Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                          72,593
2SE          Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                       1,515,680
1SE          Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                       1,450,394
3UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                              152,255
2UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                           10,334,196
1UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                            6,826,649
5UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                            1,731,317
4UE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund                            1,282,395

                          IDS LIFE VARIABLE ACCOUNT 10

SUBACCOUNT   INVESTMENT                                                           PURCHASES
---------------------------------------------------------------------------------------------
3MC          Goldman Sachs VIT Mid Cap Value Fund                                $    717,518
2MC          Goldman Sachs VIT Mid Cap Value Fund                                  40,419,697
1MC          Goldman Sachs VIT Mid Cap Value Fund                                  26,917,418
5MC          Goldman Sachs VIT Mid Cap Value Fund                                   5,560,882
4MC          Goldman Sachs VIT Mid Cap Value Fund                                   3,566,435
3ID          INVESCO VIF - Dynamics Fund, Series I Shares                             170,702
2ID          INVESCO VIF - Dynamics Fund, Series I Shares                           3,287,865
1ID          INVESCO VIF - Dynamics Fund, Series I Shares                           1,846,822
5ID          INVESCO VIF - Dynamics Fund, Series I Shares                             493,076
4ID          INVESCO VIF - Dynamics Fund, Series I Shares                             247,298
3FS          INVESCO VIF - Financial Services Fund, Series I Shares                    67,777
2FS          INVESCO VIF - Financial Services Fund, Series I Shares                 3,242,135
1FS          INVESCO VIF - Financial Services Fund, Series I Shares                 1,999,087
5FS          INVESCO VIF - Financial Services Fund, Series I Shares                   689,029
4FS          INVESCO VIF - Financial Services Fund, Series I Shares                   384,790
3TC          INVESCO VIF - Technology Fund, Series I Shares                            72,003
2TC          INVESCO VIF - Technology Fund, Series I Shares                         2,692,740
1TC          INVESCO VIF - Technology Fund, Series I Shares                         1,722,015
5TC          INVESCO VIF - Technology Fund, Series I Shares                           496,949
4TC          INVESCO VIF - Technology Fund, Series I Shares                           302,775
3TL          INVESCO VIF - Telecommunications Fund                                      3,570
2TL          INVESCO VIF - Telecommunications Fund                                    789,590
1TL          INVESCO VIF - Telecommunications Fund                                    401,258
5TL          INVESCO VIF - Telecommunications Fund                                    147,949
4TL          INVESCO VIF - Telecommunications Fund                                     47,631
3GT          Janus Aspen Series Global Technology Portfolio: Service Shares         1,398,087
2GT          Janus Aspen Series Global Technology Portfolio: Service Shares         1,781,453
1GT          Janus Aspen Series Global Technology Portfolio: Service Shares         1,261,411
5GT          Janus Aspen Series Global Technology Portfolio: Service Shares           301,848
4GT          Janus Aspen Series Global Technology Portfolio: Service Shares           187,067
3IG          Janus Aspen Series International Growth Portfolio: Service Shares      5,524,303
2IG          Janus Aspen Series International Growth Portfolio: Service Shares      3,725,813
1IG          Janus Aspen Series International Growth Portfolio: Service Shares      2,262,339
5IG          Janus Aspen Series International Growth Portfolio: Service Shares        676,468
4IG          Janus Aspen Series International Growth Portfolio: Service Shares        422,627
3AG          Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                4,236
2AG          Janus Aspen Series Mid Cap Growth Portfolio: Service Shares              839,650
1AG          Janus Aspen Series Mid Cap Growth Portfolio: Service Shares              538,233
3IP          Lazard Retirement International Equity Portfolio                       5,916,447
2IP          Lazard Retirement International Equity Portfolio                      23,087,188
1IP          Lazard Retirement International Equity Portfolio                      16,933,085
5IP          Lazard Retirement International Equity Portfolio                       2,626,545
4IP          Lazard Retirement International Equity Portfolio                       1,646,048
3MG          MFS(R) Investors Growth Stock Series - Service Class                     167,095
2MG          MFS(R) Investors Growth Stock Series - Service Class                  12,879,454
1MG          MFS(R) Investors Growth Stock Series - Service Class                   7,746,364
5MG          MFS(R) Investors Growth Stock Series - Service Class                   1,692,400
4MG          MFS(R) Investors Growth Stock Series - Service Class                   1,325,604
3MD          MFS(R) New Discovery Series - Service Class                              281,103
2MD          MFS(R) New Discovery Series - Service Class                           11,277,957
1MD          MFS(R) New Discovery Series - Service Class                            7,520,372
5MD          MFS(R) New Discovery Series - Service Class                            2,748,866
4MD          MFS(R) New Discovery Series - Service Class                            1,870,515
3UT          MFS(R) Utilities Series - Service Class                                    3,098
2UT          MFS(R) Utilities Series - Service Class                                6,594,734
1UT          MFS(R) Utilities Series - Service Class                                4,720,856
5UT          MFS(R) Utilities Series - Service Class                                1,462,306
4UT          MFS(R) Utilities Series - Service Class                                  988,056
3PE          Pioneer Equity Income VCT Portfolio - Class II Shares                    164,516
2PE          Pioneer Equity Income VCT Portfolio - Class II Shares                  8,896,087
1PE          Pioneer Equity Income VCT Portfolio - Class II Shares                  6,025,233
5PE          Pioneer Equity Income VCT Portfolio - Class II Shares                  2,827,006
4PE          Pioneer Equity Income VCT Portfolio - Class II Shares                  1,626,923

                          IDS LIFE VARIABLE ACCOUNT 10

SUBACCOUNT   INVESTMENT                                                           PURCHASES
---------------------------------------------------------------------------------------------
3EU          Pioneer Europe VCT Portfolio - Class II Shares                      $  1,046,494
2EU          Pioneer Europe VCT Portfolio - Class II Shares                         1,182,937
1EU          Pioneer Europe VCT Portfolio - Class II Shares                           682,303
5EU          Pioneer Europe VCT Portfolio - Class II Shares                           119,586
4EU          Pioneer Europe VCT Portfolio - Class II Shares                            82,866
3HS          Putnam VT Health Sciences Fund - Class IB Shares                         107,186
2HS          Putnam VT Health Sciences Fund - Class IB Shares                       6,077,834
1HS          Putnam VT Health Sciences Fund - Class IB Shares                       3,225,223
5HS          Putnam VT Health Sciences Fund - Class IB Shares                       1,214,463
4HS          Putnam VT Health Sciences Fund - Class IB Shares                         566,681
3PI          Putnam VT International Equity Fund - Class IB Shares                  4,966,557
2PI          Putnam VT International Equity Fund - Class IB Shares                 15,988,429
1PI          Putnam VT International Equity Fund - Class IB Shares                  9,650,692
5PI          Putnam VT International Equity Fund - Class IB Shares                  2,556,480
4PI          Putnam VT International Equity Fund - Class IB Shares                  1,562,139
3IN          Putnam VT International New Opportunities Fund - Class IB Shares          17,784
2IN          Putnam VT International New Opportunities Fund - Class IB Shares       1,306,160
1IN          Putnam VT International New Opportunities Fund - Class IB Shares         539,038
HN           Putnam VT New Opportunities Fund - Class IA Shares                       795,630
3VS          Putnam VT Vista Fund - Class IB Shares                                    13,922
2VS          Putnam VT Vista Fund - Class IB Shares                                 2,375,281
1VS          Putnam VT Vista Fund - Class IB Shares                                   845,120
5VS          Putnam VT Vista Fund - Class IB Shares                                   347,372
4VS          Putnam VT Vista Fund - Class IB Shares                                   208,985
3MI          Royce Micro-Cap Portfolio                                                741,220
2MI          Royce Micro-Cap Portfolio                                              8,165,852
1MI          Royce Micro-Cap Portfolio                                              8,018,196
3SO          Strong Opportunity Fund II - Advisor Class                               252,154
2SO          Strong Opportunity Fund II - Advisor Class                            11,527,381
1SO          Strong Opportunity Fund II - Advisor Class                             7,062,276
5SO          Strong Opportunity Fund II - Advisor Class                             2,993,739
4SO          Strong Opportunity Fund II - Advisor Class                             1,516,443
3SV          Third Avenue Value Portfolio                                             219,685
2SV          Third Avenue Value Portfolio                                           5,741,856
1SV          Third Avenue Value Portfolio                                           4,466,951
3IT          Wanger International Small Cap                                         6,321,241
2IT          Wanger International Small Cap                                        20,226,092
1IT          Wanger International Small Cap                                        13,635,495
5IT          Wanger International Small Cap                                         3,062,129
4IT          Wanger International Small Cap                                         1,867,190
3SP          Wanger U.S. Smaller Companies                                            851,367
2SP          Wanger U.S. Smaller Companies                                         60,233,577
1SP          Wanger U.S. Smaller Companies                                         40,862,043
5SP          Wanger U.S. Smaller Companies                                         10,308,543
4SP          Wanger U.S. Smaller Companies                                          5,809,399
3AA          Wells Fargo VT Asset Allocation Fund                                      34,402
2AA          Wells Fargo VT Asset Allocation Fund                                  15,409,942
1AA          Wells Fargo VT Asset Allocation Fund                                  10,606,332
5AA          Wells Fargo VT Asset Allocation Fund                                   3,136,354
4AA          Wells Fargo VT Asset Allocation Fund                                   1,442,201
3WI          Wells Fargo VT International Equity Fund                               1,671,232
2WI          Wells Fargo VT International Equity Fund                               2,871,219
1WI          Wells Fargo VT International Equity Fund                               2,250,123
5WI          Wells Fargo VT International Equity Fund                                 761,909
4WI          Wells Fargo VT International Equity Fund                                 273,999
3SG          Wells Fargo VT Small Cap Growth Fund                                      31,547
2SG          Wells Fargo VT Small Cap Growth Fund                                   6,681,660
1SG          Wells Fargo VT Small Cap Growth Fund                                   4,748,788
5SG          Wells Fargo VT Small Cap Growth Fund                                     999,475
4SG          Wells Fargo VT Small Cap Growth Fund                                     920,255

                          IDS LIFE VARIABLE ACCOUNT 10

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                      BC3            BC2            BC1           BC5(4)         BC4(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.99     $     0.99     $     0.98             --             --
At Dec. 31, 2001                   $     0.82     $     0.82     $     0.81             --             --
At Dec. 31, 2002                   $     0.63     $     0.63     $     0.62     $     0.79     $     0.79
At Dec. 31, 2003                   $     0.80     $     0.79     $     0.79     $     1.00     $     0.99
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          729         41,083         49,897             --             --
At Dec. 31, 2002                          314         39,019         44,110            126             39
At Dec. 31, 2003                          329         39,538         39,133            241            226
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $      597     $   33,763     $   40,748             --             --
At Dec. 31, 2002                   $      198     $   24,610     $   27,601     $       99     $       31
At Dec. 31, 2003                   $      263     $   31,529     $   30,902     $      240     $      225
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.70%          0.75%          0.75%            --             --
For the year ended Dec. 31, 2002         0.73%          0.78%          0.78%          0.98%          0.76%
For the year ended Dec. 31, 2003         0.89%          0.89%          0.89%          0.90%          0.89%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.55%          0.75%          0.95%            --             --
For the year ended Dec. 31, 2002         0.55%          0.75%          0.95%          1.00%          1.20%
For the year ended Dec. 31, 2003         0.55%          0.75%          0.95%          1.00%          1.20%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (17.17%)       (17.17%)       (17.35%)           --             --
For the year ended Dec. 31, 2002       (23.17%)       (23.17%)       (23.46%)       (21.00%)       (21.00%)
For the year ended Dec. 31, 2003        26.98%         25.40%         27.42%         26.58%         25.32%
---------------------------------------------------------------------------------------------------------

                                      CR3            CR2            CR1           CR5(4)         CR4(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.94     $     0.93     $     0.93             --             --
At Dec. 31, 2001                   $     0.76     $     0.76     $     0.76             --             --
At Dec. 31, 2002                   $     0.59     $     0.59     $     0.58     $     0.75     $     0.81
At Dec. 31, 2003                   $     0.76     $     0.75     $     0.75     $     0.95     $     1.03
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          291         26,327         26,779             --             --
At Dec. 31, 2002                          202         52,124         34,956            291             96
At Dec. 31, 2003                          172         69,981         45,599          1,779            744
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $      222     $   20,244     $   20,374             --             --
At Dec. 31, 2002                   $      120     $   30,833     $   20,512     $      217     $       77
At Dec. 31, 2003                   $      131     $   53,004     $   34,210     $    1,698     $      767
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.27%          0.30%          0.31%            --             --
For the year ended Dec. 31, 2002         0.42%          0.57%          0.54%          0.62%          0.63%
For the year ended Dec. 31, 2003         0.56%          0.62%          0.62%          0.61%          0.64%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.55%          0.75%          0.95%            --             --
For the year ended Dec. 31, 2002         0.55%          0.75%          0.95%          1.00%          1.20%
For the year ended Dec. 31, 2003         0.55%          0.75%          0.95%          1.00%          1.20%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (19.15%)       (18.28%)       (18.28%)           --             --
For the year ended Dec. 31, 2002       (22.37%)       (22.37%)       (23.68%)       (25.00%)       (19.00%)
For the year ended Dec. 31, 2003        28.81%         27.12%         29.31%         26.67%         27.16%
---------------------------------------------------------------------------------------------------------

                                       HC            CM3            CM2            CM1           CM5(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.55     $     1.07     $     1.06     $     1.06             --
At Dec. 31, 2001                   $     1.25     $     1.10     $     1.09     $     1.09             --
At Dec. 31, 2002                   $     0.96     $     1.11     $     1.10     $     1.09     $     1.00
At Dec. 31, 2003                   $     1.23     $     1.11     $     1.10     $     1.09     $     1.00
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      189,700          5,658        243,870        265,455             --
At Dec. 31, 2002                      161,891          3,911        255,251        228,237         12,452
At Dec. 31, 2003                      158,775            447        203,753        178,580         13,022
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $  238,957     $    6,219     $  267,061     $  289,729             --
At Dec. 31, 2002                   $  157,087     $    4,325     $  280,619     $  249,280     $   12,459
At Dec. 31, 2003                   $  196,517     $      494     $  223,511     $  194,201     $   12,964
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.29%          3.60%          3.55%          3.57%            --
For the year ended Dec. 31, 2002         0.53%          1.15%          1.16%          1.17%          1.06%
For the year ended Dec. 31, 2003         0.63%          0.53%          0.51%          0.51%          0.50%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         1.25%          0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.25%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.25%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (19.35%)         2.80%          2.83%          2.83%            --
For the year ended Dec. 31, 2002       (23.20%)         0.91%          0.92%          0.00%          0.00%
For the year ended Dec. 31, 2003        28.13%          0.00%          0.00%          0.00%          0.00%
---------------------------------------------------------------------------------------------------------

                                     CM4(4)           HM             BD3           BD2            BD1
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --     $     1.20     $     1.06     $     1.06     $     1.06
At Dec. 31, 2001                           --     $     1.23     $     1.14     $     1.13     $     1.13
At Dec. 31, 2002                   $     1.00     $     1.23     $     1.20     $     1.19     $     1.18
At Dec. 31, 2003                   $     0.99     $     1.22     $     1.24     $     1.23     $     1.22
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --        144,997            985         83,968        106,760
At Dec. 31, 2002                       12,148        124,469            762        154,530        159,405
At Dec. 31, 2003                       12,047         79,090          1,691        188,939        176,013
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $  178,599     $    1,122     $   95,910     $  120,835
At Dec. 31, 2002                   $   12,133     $  153,147     $      911     $  184,587     $  188,953
At Dec. 31, 2003                   $   11,947     $   96,624     $    2,102     $  233,852     $  215,863
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --           3.59%          6.32%          6.38%          6.38%
For the year ended Dec. 31, 2002         1.08%          1.16%          5.17%          5.10%          5.08%
For the year ended Dec. 31, 2003         0.50%          0.52%          3.68%          3.57%          3.57%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           1.25%          0.55%          0.75%          0.95%
For the year ended Dec. 31, 2002         1.20%          1.25%          0.55%          0.75%          0.95%
For the year ended Dec. 31, 2003         1.20%          1.25%          0.55%          0.75%          0.95%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --           2.50%          7.55%          6.60%          6.60%
For the year ended Dec. 31, 2002         0.00%          0.00%          5.26%          5.31%          4.42%
For the year ended Dec. 31, 2003        (1.00%)        (0.81%)         3.33%          3.36%          3.39%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                     BD5(4)         BD4(4)           HS            DE3            DE2
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --     $     1.19     $     1.01     $     1.01
At Dec. 31, 2001                           --             --     $     1.26     $     1.02     $     1.02
At Dec. 31, 2002                   $     1.04     $     1.04     $     1.31     $     0.82     $     0.82
At Dec. 31, 2003                   $     1.07     $     1.07     $     1.36     $     1.16     $     1.15
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --             --        239,020            281         43,328
At Dec. 31, 2002                        6,481          5,971        262,173          1,262         86,442
At Dec. 31, 2003                       13,984         12,452        225,391          1,239        134,486
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --             --     $  303,220     $      288     $   44,814
At Dec. 31, 2002                   $    6,730     $    6,190     $  346,681     $    1,040     $   71,609
At Dec. 31, 2003                   $   15,023     $   13,342     $  307,882     $    1,432     $  155,727
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --           6.43%          0.98%          1.26%
For the year ended Dec. 31, 2002         5.25%          5.19%          5.07%          2.07%          1.62%
For the year ended Dec. 31, 2003         3.52%          3.53%          3.59%          1.73%          1.60%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --             --           1.25%          0.55%          0.75%
For the year ended Dec. 31, 2002         1.00%          1.20%          1.25%          0.55%          0.75%
For the year ended Dec. 31, 2003         1.00%          1.20%          1.25%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --             --           5.88%          0.99%          0.99%
For the year ended Dec. 31, 2002         4.00%          4.00%          3.97%        (19.61%)       (19.61%)
For the year ended Dec. 31, 2003         2.88%          2.88%          3.82%         41.46%         40.24%
---------------------------------------------------------------------------------------------------------

                                       DE1          DE5(4)         DE4(4)          EM3            EM2
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.01             --             --     $     0.75     $     0.74
At Dec. 31, 2001                   $     1.02             --             --     $     0.73     $     0.72
At Dec. 31, 2002                   $     0.82     $     0.83     $     0.83     $     0.69     $     0.68
At Dec. 31, 2003                   $     1.14     $     1.17     $     1.15     $     0.96     $     0.94
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       41,299             --             --              3          1,789
At Dec. 31, 2002                       67,958          3,101          2,058            277          4,750
At Dec. 31, 2003                       99,776          8,342          5,976            115          8,256
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   42,181             --             --     $    3,674     $    1,291
At Dec. 31, 2002                   $   55,726     $    2,585     $    1,701     $    3,645     $    3,216
At Dec. 31, 2003                   $  114,345     $    9,718     $    6,890     $    4,931     $    7,793
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         1.26%            --             --           0.02%          0.02%
For the year ended Dec. 31, 2002         1.59%          1.88%          1.78%            --             --
For the year ended Dec. 31, 2003         1.61%          1.54%          1.52%          1.52%          1.83%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         0.99%            --             --          (2.67%)        (2.70%)
For the year ended Dec. 31, 2002       (19.61%)       (17.00%)       (17.00%)        (5.48%)        (5.56%)
For the year ended Dec. 31, 2003        39.02%         40.96%         38.55%         39.13%         38.24%
---------------------------------------------------------------------------------------------------------

                                      EM1           EM5(4)         EM4(4)         ES3(5)         ES2(5)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.74             --             --             --             --
At Dec. 31, 2001                   $     0.72             --             --     $     1.01     $     1.00
At Dec. 31, 2002                   $     0.67     $     0.90     $     0.90     $     0.87     $     0.85
At Dec. 31, 2003                   $     0.94     $     1.25     $     1.25     $     1.06     $     1.04
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        1,542             --             --             38          2,489
At Dec. 31, 2002                        3,888            220            121            328         16,388
At Dec. 31, 2003                        6,501            492            318            578         42,780
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    1,108             --             --     $    2,063     $    2,477
At Dec. 31, 2002                   $    2,618     $      198     $      109     $    2,021     $   13,959
At Dec. 31, 2003                   $    6,086     $      616     $      397     $      612     $   44,375
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.02%            --             --             --             --
For the year ended Dec. 31, 2002           --             --             --             --             --
For the year ended Dec. 31, 2003         1.79%          2.13%          2.25%            --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (2.70%)           --             --           1.00%          0.00%
For the year ended Dec. 31, 2002        (6.94%)       (10.00%)       (10.00%)       (13.86%)       (15.00%)
For the year ended Dec. 31, 2003        40.30%         38.89%         38.89%         21.84%         22.35%
---------------------------------------------------------------------------------------------------------

                                     ES1(5)         ES5(4)         ES4(4)           GB3           GB2
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --     $     1.03     $     1.03
At Dec. 31, 2001                   $     0.99             --             --     $     1.04     $     1.03
At Dec. 31, 2002                   $     0.85     $     0.88     $     0.88     $     1.18     $     1.18
At Dec. 31, 2003                   $     1.03     $     1.07     $     1.06     $     1.33     $     1.32
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        2,238             --             --            249         16,572
At Dec. 31, 2002                       12,145          1,153            889            251         31,133
At Dec. 31, 2003                       29,450          4,649          2,602            714        51,936`
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    2,224             --             --     $      258     $   17,099
At Dec. 31, 2002                   $   10,310     $    1,013     $      780     $      298     $   36,668
At Dec. 31, 2003                   $   30,366     $    4,958     $    2,772     $      950     $   68,623
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --           4.82%          3.62%
For the year ended Dec. 31, 2002           --             --             --           4.95%          4.77%
For the year ended Dec. 31, 2003           --             --             --           8.29%          7.40%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (1.00%)           --             --           0.97%          0.00%
For the year ended Dec. 31, 2002       (14.14%)       (12.00%)       (12.00%)        13.46%         14.56%
For the year ended Dec. 31, 2003        21.18%         21.59%         20.45%         12.71%         11.86%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                       GB1          GB5(4)         GB4(4)           HY             GR3
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.02             --             --     $     1.13     $     0.94
At Dec. 31, 2001                   $     1.03             --             --     $     1.13     $     0.64
At Dec. 31, 2002                   $     1.17     $     1.14     $     1.14     $     1.28     $     0.47
At Dec. 31, 2003                   $     1.31     $     1.28     $     1.27     $     1.43     $     0.57
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       23,970             --             --         68,070          1,285
At Dec. 31, 2002                       36,626          1,060          1,529         70,610          1,064
At Dec. 31, 2003                       54,100          3,885          4,839         70,976          1,664
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   24,619             --             --     $   77,063     $      827
At Dec. 31, 2002                   $   42,852     $    1,211     $    1,742     $   90,806     $      503
At Dec. 31, 2003                   $   70,854     $    4,964     $    6,156     $  101,886     $      950
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         3.58%            --             --           3.29%            --
For the year ended Dec. 31, 2002         4.72%          4.75%          4.90%          4.74%          0.06%
For the year ended Dec. 31, 2003         7.36%          7.63%          7.66%          7.25%          0.20%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           1.25%          0.55%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          1.25%          0.55%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          1.25%          0.55%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         0.98%            --             --           0.00%        (31.91%)
For the year ended Dec. 31, 2002        13.59%         14.00%         14.00%         13.27%        (26.56%)
For the year ended Dec. 31, 2003        11.97%         12.28%         11.40%         11.72%         21.28%
---------------------------------------------------------------------------------------------------------

                                      GR2            GR1           GR5(4)         GR4(4)          EI3
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.95     $     0.94             --             --     $     0.91
At Dec. 31, 2001                   $     0.65     $     0.64             --             --     $     0.95
At Dec. 31, 2002                   $     0.48     $     0.47     $     0.77     $     0.76     $     0.89
At Dec. 31, 2003                   $     0.57     $     0.57     $     0.92     $     0.92     $     1.10
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      129,186        130,764             --             --          1,549
At Dec. 31, 2002                      135,693        118,986            973            392          1,480
At Dec. 31, 2003                      192,314        147,485          5,647          2,868          4,230
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   83,920     $   84,435             --             --     $    1,475
At Dec. 31, 2002                   $   64,633     $   56,268     $      745     $      300     $    1,311
At Dec. 31, 2003                   $  110,361     $   83,858     $    5,200     $    2,631     $    4,666
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --          10.89%
For the year ended Dec. 31, 2002         0.07%          0.07%          0.18%          0.17%          7.43%
For the year ended Dec. 31, 2003         0.21%          0.21%          0.21%          0.20%          7.63%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.75%          0.95%            --             --           0.55%
For the year ended Dec. 31, 2002         0.75%          0.95%          1.00%          1.20%          0.55%
For the year ended Dec. 31, 2003         0.75%          0.95%          1.00%          1.20%          0.55%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (31.58%)       (31.91%)           --             --           4.40%
For the year ended Dec. 31, 2002       (26.15%)       (26.56%)       (23.00%)       (24.00%)        (6.32%)
For the year ended Dec. 31, 2003        18.75%         21.28%         19.48%         21.05%         23.60%
---------------------------------------------------------------------------------------------------------

                                       EI2            EI1          EI5(4)         EI4(4)           HV
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.91     $     0.91             --             --     $     1.04
At Dec. 31, 2001                   $     0.95     $     0.94             --             --     $     1.08
At Dec. 31, 2002                   $     0.88     $     0.87     $     0.94     $     0.93     $     1.00
At Dec. 31, 2003                   $     1.09     $     1.08     $     1.16     $     1.15     $     1.23
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       58,348         88,813             --             --        215,840
At Dec. 31, 2002                       93,845        122,784          3,957          4,269        199,695
At Dec. 31, 2003                      177,150        197,358         16,280         15,576        211,533
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   55,486     $   84,017             --             --     $  234,177
At Dec. 31, 2002                   $   82,940     $  107,749     $    3,701     $    3,987     $  200,107
At Dec. 31, 2003                   $  194,417     $  214,484     $   18,873     $   17,994     $  261,958
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001        10.92%         10.93%            --             --          11.00%
For the year ended Dec. 31, 2002         7.71%          7.73%          7.31%          7.35%          7.82%
For the year ended Dec. 31, 2003         7.57%          7.61%          7.42%          7.41%          7.70%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.75%          0.95%            --             --           1.25%
For the year ended Dec. 31, 2002         0.75%          0.95%          1.00%          1.20%          1.25%
For the year ended Dec. 31, 2003         0.75%          0.95%          1.00%          1.20%          1.25%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         4.40%          3.30%            --             --           3.85%
For the year ended Dec. 31, 2002        (7.37%)        (7.45%)        (6.00%)        (7.00%)        (7.41%)
For the year ended Dec. 31, 2003        23.86%         24.14%         23.40%         23.66%         23.00%
---------------------------------------------------------------------------------------------------------

                                       IE3            IE2            IE1          IE5(4)         IE4(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.95     $     0.95     $     0.95             --             --
At Dec. 31, 2001                   $     0.67     $     0.67     $     0.67             --             --
At Dec. 31, 2002                   $     0.55     $     0.55     $     0.54     $     0.85     $     0.85
At Dec. 31, 2003                   $     0.70     $     0.69     $     0.69     $     1.08     $     1.08
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           65         15,821         18,664             --             --
At Dec. 31, 2002                          488         20,012         19,189             55            105
At Dec. 31, 2003                          143         23,614         21,462            340            496
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $       44     $   10,653     $   12,551             --             --
At Dec. 31, 2002                   $      267     $   10,962     $   10,469     $       47     $       89
At Dec. 31, 2003                   $      100     $   16,449     $   14,823     $      367     $      534
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         1.60%          1.23%          1.23%            --             --
For the year ended Dec. 31, 2002         0.75%          0.99%          0.94%          1.16%          0.94%
For the year ended Dec. 31, 2003         1.30%          0.94%          0.92%          0.94%          1.02%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.55%          0.75%          0.95%            --             --
For the year ended Dec. 31, 2002         0.55%          0.75%          0.95%          1.00%          1.20%
For the year ended Dec. 31, 2003         0.55%          0.75%          0.95%          1.00%          1.20%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (29.47%)       (29.47%)       (29.47%)           --             --
For the year ended Dec. 31, 2002       (17.91%)       (17.91%)       (19.40%)       (15.00%)       (15.00%)
For the year ended Dec. 31, 2003        27.27%         25.45%         27.78%         27.06%         27.06%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                       HI            MF3            MF2            MF1           MF5(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.31     $     1.06     $     1.05     $     1.05             --
At Dec. 31, 2001                   $     0.92     $     0.94     $     0.94     $     0.93             --
At Dec. 31, 2002                   $     0.75     $     0.81     $     0.81     $     0.80     $     0.90
At Dec. 31, 2003                   $     0.94     $     0.97     $     0.97     $     0.96     $     1.07
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      209,472            296         37,760         53,096             --
At Dec. 31, 2002                      183,402            120         64,273         64,613            531
At Dec. 31, 2003                      169,533            221         79,035         73,310          1,608
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $  194,237     $      278     $   35,997     $   49,925             --
At Dec. 31, 2002                   $  137,415     $       98     $   52,453     $   52,246     $      477
At Dec. 31, 2003                   $  160,667     $      215     $   76,816     $   70,722     $    1,720
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         1.21%          2.50%          2.53%          2.53%            --
For the year ended Dec. 31, 2002         0.97%          2.54%          2.74%          2.63%          3.02%
For the year ended Dec. 31, 2003         0.92%          1.75%          2.27%          2.26%          2.29%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         1.25%          0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.25%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.25%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (29.77%)       (11.32%)       (10.48%)       (11.43%)           --
For the year ended Dec. 31, 2002       (18.48%)       (13.83%)       (13.83%)       (13.98%)       (10.00%)
For the year ended Dec. 31, 2003        25.33%         19.75%         19.75%         20.00%         18.89%
---------------------------------------------------------------------------------------------------------

                                     MF4(4)           HD            ND3            ND2            ND1
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --     $     1.65     $     1.08     $     1.07     $     1.07
At Dec. 31, 2001                           --     $     1.46     $     0.89     $     0.89     $     0.88
At Dec. 31, 2002                   $     0.90     $     1.26     $     0.69     $     0.69     $     0.68
At Dec. 31, 2003                   $     1.07     $     1.49     $     0.86     $     0.85     $     0.84
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --        284,118          3,252        276,054        307,320
At Dec. 31, 2002                          462        246,503          3,029        373,715        347,841
At Dec. 31, 2003                        1,117        229,325          3,155        464,876        387,251
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $  418,958     $    2,901     $  246,108     $  272,882
At Dec. 31, 2002                   $      414     $  313,232     $    2,099     $  258,144     $  239,068
At Dec. 31, 2003                   $    1,190     $  346,267     $    2,707     $  396,806     $  328,185
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --           2.50%          0.21%          0.24%          0.23%
For the year ended Dec. 31, 2002         3.24%          2.58%          0.51%          0.52%          0.51%
For the year ended Dec. 31, 2003         2.32%          2.25%          0.68%          0.68%          0.68%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           1.25%          0.55%          0.75%          0.95%
For the year ended Dec. 31, 2002         1.20%          1.25%          0.55%          0.75%          0.95%
For the year ended Dec. 31, 2003         1.20%          1.25%          0.55%          0.75%          0.95%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --         (11.52%)       (17.59%)       (16.82%)       (17.76%)
For the year ended Dec. 31, 2002       (10.00%)       (13.70%)       (22.47%)       (22.47%)       (22.73%)
For the year ended Dec. 31, 2003        18.89%         18.25%         24.64%         23.19%         23.53%
---------------------------------------------------------------------------------------------------------

                                     ND5(4)         ND4(4)           HG           SV3(6)         SV2(6)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --     $     2.02             --             --
At Dec. 31, 2001                           --             --     $     1.66     $     1.07     $     1.07
At Dec. 31, 2002                   $     0.80     $     0.80     $     1.28     $     0.93     $     0.93
At Dec. 31, 2003                   $     0.99     $     0.98     $     1.58     $     1.28     $     1.28
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --             --        709,559            411          6,885
At Dec. 31, 2002                        6,565          5,049        648,995            627         43,199
At Dec. 31, 2003                       18,133         12,471        626,085            982         67,609
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --             --     $1,187,218     $    4,717     $    7,380
At Dec. 31, 2002                   $    5,255     $    4,035     $  838,028     $    4,324     $   40,465
At Dec. 31, 2003                   $   17,894     $   12,271     $  994,208     $    1,258     $   86,613
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --           0.22%            --             --
For the year ended Dec. 31, 2002         0.59%          0.57%          0.50%          0.11%          0.18%
For the year ended Dec. 31, 2003         0.69%          0.68%          0.67%          0.01%          0.04%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --             --           1.25%          0.55%          0.75%
For the year ended Dec. 31, 2002         1.00%          1.20%          1.25%          0.55%          0.75%
For the year ended Dec. 31, 2003         1.00%          1.20%          1.25%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --             --         (17.82%)         7.00%          7.00%
For the year ended Dec. 31, 2002       (20.00%)       (20.00%)       (22.89%)       (13.08%)       (13.08%)
For the year ended Dec. 31, 2003        23.75%         22.50%         23.44%         37.63%         37.63%
---------------------------------------------------------------------------------------------------------

                                     SV1(6)         SV5(4)         SV4(4)           IV3           IV2
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --     $     0.90     $     0.91
At Dec. 31, 2001                   $     1.07             --             --     $     0.79     $     0.79
At Dec. 31, 2002                   $     0.93     $     0.88     $     0.88     $     0.61     $     0.61
At Dec. 31, 2003                   $     1.27     $     1.21     $     1.20     $     0.77     $     0.77
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        6,314             --             --            770         35,957
At Dec. 31, 2002                       28,099          3,316          2,665            973         64,771
At Dec. 31, 2003                       44,918          7,181          5,093          1,381        103,587
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    6,763             --             --     $      606     $   28,329
At Dec. 31, 2002                   $   26,292     $    2,928     $    2,349     $      591     $   39,410
At Dec. 31, 2003                   $   57,348     $    8,654     $    6,115     $    1,066     $   80,007
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --           0.55%          0.93%
For the year ended Dec. 31, 2002         0.16%          0.24%          0.21%          0.96%          1.00%
For the year ended Dec. 31, 2003         0.04%          0.04%          0.05%          1.19%          1.22%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         7.00%            --             --         (12.22%)       (13.19%)
For the year ended Dec. 31, 2002       (13.08%)       (12.00%)       (12.00%)       (22.78%)       (22.78%)
For the year ended Dec. 31, 2003        36.56%         37.50%         36.36%         26.23%         26.23%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                       IV1          IV5(4)         IV4(4)          FI3            FI2
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.91             --             --     $     1.09     $     1.08
At Dec. 31, 2001                   $     0.79             --             --     $     1.15     $     1.14
At Dec. 31, 2002                   $     0.60     $     0.80     $     0.80     $     1.21     $     1.20
At Dec. 31, 2003                   $     0.77     $     1.01     $     1.01     $     1.22     $     1.21
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       40,575             --             --            592         50,510
At Dec. 31, 2002                       65,011          1,889          1,648          1,275        124,866
At Dec. 31, 2003                       91,398          6,544          5,428          1,097        155,718
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   32,012             --             --     $      680     $   57,952
At Dec. 31, 2002                   $   39,405     $    1,505     $    1,310     $    1,543     $  149,972
At Dec. 31, 2003                   $   70,236     $    6,605     $    5,458     $    1,341     $  188,758
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.91%            --             --           4.22%          4.52%
For the year ended Dec. 31, 2002         0.98%          1.28%          1.21%          2.92%          2.88%
For the year ended Dec. 31, 2003         1.21%          1.25%          1.22%          2.37%          2.29%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (13.19%)           --             --           5.50%          5.56%
For the year ended Dec. 31, 2002       (24.05%)       (20.00%)       (20.00%)         5.22%          5.26%
For the year ended Dec. 31, 2003        28.33%         26.25%         26.25%          0.83%          0.83%
---------------------------------------------------------------------------------------------------------

                                       FI1          FI5(4)         FI4(4)          SC3            SC2
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.08             --             --     $     1.16     $     1.16
At Dec. 31, 2001                   $     1.13             --             --     $     1.08     $     1.08
At Dec. 31, 2002                   $     1.19     $     1.04     $     1.04     $     0.89     $     0.89
At Dec. 31, 2003                   $     1.20     $     1.05     $     1.04     $     1.31     $     1.30
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       56,966             --             --            378         22,792
At Dec. 31, 2002                      116,147          6,107          7,646            393         29,202
At Dec. 31, 2003                      135,202         14,902         13,079            660         44,627
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   64,826             --             --     $      408     $   24,594
At Dec. 31, 2002                   $  138,406     $    6,358     $    7,946     $      349     $   25,953
At Dec. 31, 2003                   $  161,994     $   15,592     $   13,634     $      863     $   58,398
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         4.55%            --             --             --             --
For the year ended Dec. 31, 2002         2.85%          2.96%          2.98%            --             --
For the year ended Dec. 31, 2003         2.30%          2.27%          2.28%            --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         4.63%            --             --          (6.90%)        (6.90%)
For the year ended Dec. 31, 2002         5.31%          4.00%          4.00%        (17.59%)       (17.59%)
For the year ended Dec. 31, 2003         0.84%          0.96%          0.00%         47.19%         46.07%
---------------------------------------------------------------------------------------------------------

                                      SC1           SC5(4)         SC4(4)         ST3(7)         ST2(7)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.16             --             --             --             --
At Dec. 31, 2001                   $     1.07             --             --     $     0.95     $     0.97
At Dec. 31, 2002                   $     0.88     $     0.85     $     0.85     $     0.75     $     0.76
At Dec. 31, 2003                   $     1.29     $     1.25     $     1.24     $     0.92     $     0.93
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       24,346             --             --             --            628
At Dec. 31, 2002                       29,341            900            516             --          3,288
At Dec. 31, 2003                       39,709          2,920          2,139              4          6,424
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   26,157             --             --     $    1,900     $      606
At Dec. 31, 2002                   $   25,898     $      767     $      439     $    1,494     $    2,491
At Dec. 31, 2003                   $   51,327     $    3,639     $    2,669     $    1,847     $    5,994
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --           0.13%          0.13%
For the year ended Dec. 31, 2002           --             --             --           0.56%          0.72%
For the year ended Dec. 31, 2003           --             --             --           0.54%          0.57%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (7.76%)           --             --          (5.00%)        (3.00%)
For the year ended Dec. 31, 2002       (17.76%)       (15.00%)       (15.00%)       (21.05%)       (21.65%)
For the year ended Dec. 31, 2003        46.59%         47.06%         45.88%         22.67%         22.37%
---------------------------------------------------------------------------------------------------------

                                     ST1(7)         ST5(4)         ST4(4)           SA3            SA2
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --     $     1.22     $     1.22
At Dec. 31, 2001                   $     0.96             --             --     $     0.81     $     0.81
At Dec. 31, 2002                   $     0.76     $     0.80     $     0.80     $     0.55     $     0.55
At Dec. 31, 2003                   $     0.93     $     0.98     $     0.98     $     0.71     $     0.70
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          517             --             --            607         58,748
At Dec. 31, 2002                        2,921            196            125            386         58,958
At Dec. 31, 2003                        5,376            834            405            221         60,915
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $      499             --             --     $      494     $   47,765
At Dec. 31, 2002                   $    2,211     $      157     $      100     $      213     $   32,369
At Dec. 31, 2003                   $    4,996     $      819     $      396     $      156     $   42,763
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.16%            --             --           0.19%          0.21%
For the year ended Dec. 31, 2002         0.72%          0.88%          0.70%            --             --
For the year ended Dec. 31, 2003         0.56%          0.61%          0.62%            --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (4.00%)           --             --         (33.61%)       (33.61%)
For the year ended Dec. 31, 2002       (20.83%)       (20.00%)       (20.00%)       (32.10%)       (32.10%)
For the year ended Dec. 31, 2003        22.37%         22.50%         22.50%         29.09%         27.27%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                      SA1           SA5(4)         SA4(4)          HA             3CA
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.21             --             --     $     1.67     $     1.17
At Dec. 31, 2001                   $     0.81             --             --     $     1.10     $     0.89
At Dec. 31, 2002                   $     0.54     $     0.72     $     0.72     $     0.74     $     0.67
At Dec. 31, 2003                   $     0.69     $     0.92     $     0.92     $     0.94     $     0.86
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       65,574             --             --        191,920          1,358
At Dec. 31, 2002                       55,183            114            161        161,313          1,024
At Dec. 31, 2003                       50,934            401            446        152,799            867
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   53,045             --             --     $  212,987     $    1,207
At Dec. 31, 2002                   $   30,114     $       82     $      116     $  120,395     $      685
At Dec. 31, 2003                   $   35,461     $      369     $      408     $  145,147     $      747
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.21%            --             --           0.20%            --
For the year ended Dec. 31, 2002           --             --             --             --             --
For the year ended Dec. 31, 2003           --             --             --             --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           1.25%          0.55%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          1.25%          0.55%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          1.25%          0.55%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (33.06%)           --             --         (34.13%)       (23.93%)
For the year ended Dec. 31, 2002       (33.33%)       (28.00%)       (28.00%)       (32.73%)       (24.72%)
For the year ended Dec. 31, 2003        27.78%         27.78%         27.78%         27.03%         28.36%
---------------------------------------------------------------------------------------------------------

                                       2CA            1CA          3AC(7)         2AC(7)         1AC(7)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.16     $     1.16             --             --             --
At Dec. 31, 2001                   $     0.88     $     0.88     $     0.98     $     0.98     $     0.98
At Dec. 31, 2002                   $     0.66     $     0.66     $     0.73     $     0.73     $     0.73
At Dec. 31, 2003                   $     0.85     $     0.85     $     0.94     $     0.94     $     0.93
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       49,574         55,044              6          1,710          1,711
At Dec. 31, 2002                       46,932         48,704              4         11,313          7,624
At Dec. 31, 2003                       44,599         44,130             85         20,015         12,215
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   43,948     $   48,600     $        6     $    1,670     $    1,670
At Dec. 31, 2002                   $   31,238     $   32,214     $        3     $    8,276     $    5,562
At Dec. 31, 2003                   $   38,164     $   37,448     $       80     $   18,772     $   11,403
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002           --             --             --             --             --
For the year ended Dec. 31, 2003           --             --             --             --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.75%          0.95%          0.55%          0.75%          0.95%
For the year ended Dec. 31, 2002         0.75%          0.95%          0.55%          0.75%          0.95%
For the year ended Dec. 31, 2003         0.75%          0.95%          0.55%          0.75%          0.95%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (24.14%)       (24.14%)        (2.00%)        (2.00%)        (2.00%)
For the year ended Dec. 31, 2002       (25.00%)       (25.00%)       (25.51%)       (25.51%)       (25.51%)
For the year ended Dec. 31, 2003        28.79%         28.79%         28.77%         28.77%         27.40%
---------------------------------------------------------------------------------------------------------

                                     5AC(4)         4AC(4)          3CD            2CD            1CD
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --     $     1.38     $     1.37     $     1.37
At Dec. 31, 2001                           --             --     $     1.26     $     1.25     $     1.25
At Dec. 31, 2002                   $     0.78     $     0.78     $     0.98     $     0.98     $     0.97
At Dec. 31, 2003                   $     1.00     $     0.99     $     1.32     $     1.31     $     1.30
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --             --            394         23,324         25,531
At Dec. 31, 2002                          379            447            302         21,745         23,015
At Dec. 31, 2003                        1,386            978            274         19,915         20,889
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --             --     $      495     $   29,215     $   31,796
At Dec. 31, 2002                   $      296     $      347     $      297     $   21,259     $   22,340
At Dec. 31, 2003                   $    1,381     $      971     $      362     $   26,157     $   27,187
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002           --             --             --             --             --
For the year ended Dec. 31, 2003           --             --             --             --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --             --           0.55%          0.75%          0.95%
For the year ended Dec. 31, 2002         1.00%          1.20%          0.55%          0.75%          0.95%
For the year ended Dec. 31, 2003         1.00%          1.20%          0.55%          0.75%          0.95%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --             --          (8.70%)        (8.76%)        (8.76%)
For the year ended Dec. 31, 2002       (22.00%)       (22.00%)       (22.22%)       (21.60%)       (22.40%)
For the year ended Dec. 31, 2003        28.21%         26.92%         34.69%         33.67%         34.02%
---------------------------------------------------------------------------------------------------------

                                     3AD(7)         2AD(7)         1AD(7)         5AD(4)         4AD(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                   $     0.98     $     0.98     $     0.98             --             --
At Dec. 31, 2002                   $     0.77     $     0.76     $     0.76     $     0.80     $     0.80
At Dec. 31, 2003                   $     1.03     $     1.02     $     1.02     $     1.07     $     1.07
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                            3          1,459          1,224             --             --
At Dec. 31, 2002                          180          6,981          4,808            552            463
At Dec. 31, 2003                          284         10,924          7,348          1,198            774
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $        3     $    1,433     $    1,202             --             --
At Dec. 31, 2002                   $      138     $    5,336     $    3,687     $      444     $      372
At Dec. 31, 2003                   $      292     $   11,189     $    7,519     $    1,288     $      828
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002           --             --             --             --             --
For the year ended Dec. 31, 2003           --             --             --             --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.55%          0.75%          0.95%            --             --
For the year ended Dec. 31, 2002         0.55%          0.75%          0.95%          1.00%          1.20%
For the year ended Dec. 31, 2003         0.55%          0.75%          0.95%          1.00%          1.20%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (2.00%)        (2.00%)        (2.00%)           --             --
For the year ended Dec. 31, 2002       (21.43%)       (22.45%)       (22.45%)       (20.00%)       (20.00%)
For the year ended Dec. 31, 2003        33.77%         34.21%         34.21%         33.75%         33.75%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                       HW           3AL(7)         2AL(7)         1AL(7)         5AL(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.96             --             --             --             --
At Dec. 31, 2001                   $     1.50     $     0.97     $     0.96     $     0.96             --
At Dec. 31, 2002                   $     1.25     $     0.75     $     0.74     $     0.74     $     0.81
At Dec. 31, 2003                   $     1.53     $     0.98     $     0.98     $     0.97     $     1.06
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      491,682            136          5,550          4,363             --
At Dec. 31, 2002                      422,060            310         43,189         29,770          3,503
At Dec. 31, 2003                      385,662            969         82,114         54,358          9,284
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $  737,552     $      131     $    5,366     $    4,225             --
At Dec. 31, 2002                   $  528,240     $      231     $   32,201     $   22,176     $    2,831
At Dec. 31, 2003                   $  593,291     $      951     $   80,249     $   52,908     $    9,821
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.04%            --             --             --             --
For the year ended Dec. 31, 2002         0.31%          0.49%          0.50%          0.51%          0.45%
For the year ended Dec. 31, 2003         1.01%          0.90%          0.79%          0.80%          0.75%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         1.25%          0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.25%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.25%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (23.47%)        (3.00%)        (4.00%)        (4.00%)           --
For the year ended Dec. 31, 2002       (16.67%)       (22.68%)       (22.92%)       (22.92%)       (19.00%)
For the year ended Dec. 31, 2003        22.40%         30.67%         32.43%         31.08%         30.86%
---------------------------------------------------------------------------------------------------------

                                     4AL(4)         3AB(7)         2AB(7)         1AB(7)         5AB(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                           --     $     0.98     $     0.98     $     0.98             --
At Dec. 31, 2002                   $     0.81     $     0.92     $     0.92     $     0.92     $     0.95
At Dec. 31, 2003                   $     1.05     $     1.32     $     1.31     $     1.31     $     1.36
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --            210            805            790             --
At Dec. 31, 2002                        4,072            606         12,313          9,270          1,417
At Dec. 31, 2003                        7,339            472         34,604         24,114          5,621
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $      205     $      787     $      771             --
At Dec. 31, 2002                   $    3,285     $      557     $   11,303     $    8,490     $    1,350
At Dec. 31, 2003                   $    7,734     $      623     $   45,387     $   31,481     $    7,631
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002         0.51%          0.09%          0.11%          0.10%          0.06%
For the year ended Dec. 31, 2003         0.76%          0.26%          0.26%          0.27%          0.27%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --          (2.00%)        (2.00%)        (2.00%)           --
For the year ended Dec. 31, 2002       (19.00%)        (6.12%)        (6.12%)        (6.12%)        (5.00%)
For the year ended Dec. 31, 2003        29.63%         43.48%         42.39%         42.39%         43.16%
---------------------------------------------------------------------------------------------------------

                                     4AB(4)           3IF           2IF             1IF          3AI(7)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --     $     1.19     $     1.19     $     1.18             --
At Dec. 31, 2001                           --     $     0.84     $     0.83     $     0.83     $     0.93
At Dec. 31, 2002                   $     0.95     $     0.66     $     0.66     $     0.66     $     0.74
At Dec. 31, 2003                   $     1.35     $     0.82     $     0.81     $     0.81     $     0.91
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --            781         25,459         32,127              1
At Dec. 31, 2002                        1,371            634         26,878         31,512            254
At Dec. 31, 2003                        3,918            517         27,256         30,150              5
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $      655     $   21,368     $   26,706     $        1
At Dec. 31, 2002                   $    1,304     $      421     $   17,821     $   20,659     $      187
At Dec. 31, 2003                   $    5,299     $      425     $   22,318     $   24,367     $        4
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --           0.07%          0.08%          0.08%            --
For the year ended Dec. 31, 2002         0.10%          0.83%          0.77%          0.79%          1.07%
For the year ended Dec. 31, 2003         0.25%          0.75%          0.72%          0.74%          0.63%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%          0.55%
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          0.55%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          0.55%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --         (29.41%)       (30.25%)       (29.66%)        (7.00%)
For the year ended Dec. 31, 2002        (5.00%)       (21.43         (20.48%)       (20.48%)       (20.43%)
For the year ended Dec. 31, 2003        42.11%         24.24%         22.73%         22.73%         22.97%
---------------------------------------------------------------------------------------------------------

                                     2AI(7)         1AI(7)         5AI(4)         4AI(4)          3VA
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --     $     1.08
At Dec. 31, 2001                   $     0.93     $     0.93             --             --     $     1.21
At Dec. 31, 2002                   $     0.73     $     0.73     $     0.85     $     0.85     $     1.06
At Dec. 31, 2003                   $     0.91     $     0.90     $     1.05     $     1.04     $     1.35
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        1,950          1,927             --             --            506
At Dec. 31, 2002                       11,378          8,200            944            448            766
At Dec. 31, 2003                       21,555         15,471          2,812          1,128            904
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    1,817     $    1,797             --             --     $      614
At Dec. 31, 2002                   $    8,360     $    6,017     $      802     $      380     $      808
At Dec. 31, 2003                   $   19,593     $   13,968     $    2,939     $    1,175     $    1,223
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --           0.90%
For the year ended Dec. 31, 2002         0.38%          0.46%          0.05%          0.12%          0.79%
For the year ended Dec. 31, 2003         0.49%          0.49%          0.41%          0.43%          1.00%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.75%          0.95%            --             --           0.55%
For the year ended Dec. 31, 2002         0.75%          0.95%          1.00%          1.20%          0.55%
For the year ended Dec. 31, 2003         0.75%          0.95%          1.00%          1.20%          0.55%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (7.00%)        (7.00%)           --             --          12.04%
For the year ended Dec. 31, 2002       (21.51%)       (21.51%)       (15.00%)       (15.00%)       (12.40%)
For the year ended Dec. 31, 2003        24.66%         23.29%         23.53%         22.35%         27.36%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                      2VA            1VA             HP           3AV(7)          2AV(7)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.08     $     1.08     $     1.64             --             --
At Dec. 31, 2001                   $     1.21     $     1.20     $     1.83     $     1.04     $     1.04
At Dec. 31, 2002                   $     1.05     $     1.04     $     1.58     $     0.90     $     0.90
At Dec. 31, 2003                   $     1.34     $     1.33     $     2.01     $     1.15     $     1.15
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       35,248         41,460        187,816            146          7,356
At Dec. 31, 2002                       43,222         49,161        220,369            483         42,497
At Dec. 31, 2003                       46,232         49,145        228,247            673         74,984
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   42,782     $   50,146     $  343,725     $      151     $    7,632
At Dec. 31, 2002                   $   45,450     $   51,422     $  348,260     $      434     $   38,114
At Dec. 31, 2003                   $   62,153     $   65,590     $  459,013     $      775     $   85,934
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.74%          0.82%          1.02%            --             --
For the year ended Dec. 31, 2002         0.83%          0.83%          0.83%          0.45%          0.41%
For the year ended Dec. 31, 2003         1.03%          1.06%          1.05%          0.81%          0.78%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.75%          0.95%          1.25%          0.55%          0.75%
For the year ended Dec. 31, 2002         0.75%          0.95%          1.25%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.75%          0.95%          1.25%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        12.04%         11.11%         11.59%          4.00%          4.00%
For the year ended Dec. 31, 2002       (13.22%)       (13.33%)       (13.66%)       (13.46%)       (13.46%)
For the year ended Dec. 31, 2003        27.62%         27.88%         27.22%         27.78%         27.78%
---------------------------------------------------------------------------------------------------------

                                     1AV(7)         5AV(4)         4AV(4)          3SR            2SR
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --     $     0.96     $     0.96
At Dec. 31, 2001                   $     1.04             --             --     $     0.89     $     0.89
At Dec. 31, 2002                   $     0.89     $     0.89     $     0.89     $     0.78     $     0.78
At Dec. 31, 2003                   $     1.14     $     1.13     $     1.13     $     0.93     $     0.92
-------------------------------------------- -------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        7,298             --             --              6          4,490
At Dec. 31, 2002                       30,523          2,837          2,396              8          9,520
At Dec. 31, 2003                       50,607          8,977          5,922              8         15,315
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    7,740             --             --     $        6     $    3,997
At Dec. 31, 2002                   $   27,549     $    2,523     $    2,127     $        6     $    7,427
At Dec. 31, 2003                   $   58,014     $   10,174     $    6,686     $        8     $   14,117
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --           7.75%          5.83%
For the year ended Dec. 31, 2002         0.51%          0.07%          0.06%          3.04%          3.80%
For the year ended Dec. 31, 2003         0.80%          0.62%          0.66%          2.01%          2.39%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         4.00%            --             --          (7.29%)        (7.29%)
For the year ended Dec. 31, 2002       (14.42%)       (11.00%)       (11.00%)       (12.36%)       (12.36%)
For the year ended Dec. 31, 2003        28.09%         26.97%         26.97%         19.23%         17.95%
---------------------------------------------------------------------------------------------------------

                                      1SR           5SR(4)         4SR(4)          3EG            2EG
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.96             --             --     $     1.29     $     1.29
At Dec. 31, 2001                   $     0.89             --             --     $     1.07     $     1.07
At Dec. 31, 2002                   $     0.77     $     0.88     $     0.88     $     0.75     $     0.75
At Dec. 31, 2003                   $     0.91     $     1.04     $     1.04     $     1.08     $     1.07
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        6,090             --             --            467         20,158
At Dec. 31, 2002                        9,832            211            208            421         17,821
At Dec. 31, 2003                       14,100          1,272            769            431         16,665
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    5,404             --             --     $      500     $   21,528
At Dec. 31, 2002                   $    7,587     $      186     $      183     $      317     $   13,358
At Dec. 31, 2003                   $   12,863     $    1,322     $      797     $      464     $   17,781
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         5.84%            --             --             --             --
For the year ended Dec. 31, 2002         3.43%          9.05%          7.28%            --             --
For the year ended Dec. 31, 2003         2.31%          3.07%          3.15%            --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (7.29%)           --             --         (17.05%)       (17.05%)
For the year ended Dec. 31, 2002       (13.48%)       (12.00%)       (12.00%)       (29.91%)       (29.91%)
For the year ended Dec. 31, 2003        18.18%         18.18%         18.18%         44.00%         42.67%
---------------------------------------------------------------------------------------------------------

                                       1EG            HT           3CG(8)         2CG(8)         1CG(8)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.28     $     1.61             --             --             --
At Dec. 31, 2001                   $     1.06     $     1.33             --             --             --
At Dec. 31, 2002                   $     0.74     $     0.87             --             --             --
At Dec. 31, 2003                   $     1.06     $     1.28     $     0.86     $     0.86     $     0.86
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       24,697        325,878             --             --             --
At Dec. 31, 2002                       20,303        314,849             --             --             --
At Dec. 31, 2003                       17,844        313,370             90          9,885          6,384
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   26,258     $  435,458             --             --             --
At Dec. 31, 2002                   $   15,121     $  275,569             --             --             --
At Dec. 31, 2003                   $   18,882     $  402,465     $       78     $    8,512     $    5,519
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002           --             --             --             --             --
For the year ended Dec. 31, 2003           --             --           6.60%          6.60%          6.61%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%          1.25%            --             --             --
For the year ended Dec. 31, 2002         0.95%          1.25%            --             --             --
For the year ended Dec. 31, 2003         0.95%          1.25%          0.55%          0.75%          0.95%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (17.19%)       (17.39%)           --             --             --
For the year ended Dec. 31, 2002       (30.19%)       (34.59%)           --             --             --
For the year ended Dec. 31, 2003        43.24%         47.13%          3.61%          3.61%          4.88%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                     5CG(8)         4CG(8)          3GI            2GI            1GI
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --     $     1.00     $     1.00     $     1.00
At Dec. 31, 2001                           --             --     $     0.91     $     0.90     $     0.90
At Dec. 31, 2002                           --             --     $     0.75     $     0.75     $     0.74
At Dec. 31, 2003                   $     0.95     $     0.95     $     0.92     $     0.92     $     0.91
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --             --          1,090        103,719        119,736
At Dec. 31, 2002                           --             --          1,172        108,027        117,223
At Dec. 31, 2003                        1,338          1,011          1,249        119,334        125,390
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --             --     $      990     $   93,832     $  107,966
At Dec. 31, 2002                           --             --     $      882     $   80,808     $   87,241
At Dec. 31, 2003                   $    1,275     $      960     $    1,157     $  109,671     $  114,259
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --           1.08%          1.02%          1.05%
For the year ended Dec. 31, 2002           --             --           1.30%          1.26%          1.30%
For the year ended Dec. 31, 2003         6.52%          6.59%          1.06%          1.05%          1.06%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --             --           0.55%          0.75%          0.95%
For the year ended Dec. 31, 2002           --             --           0.55%          0.75%          0.95%
For the year ended Dec. 31, 2003         1.00%          1.20%          0.55%          0.75%          0.95%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --             --          (9.00%)       (10.00%)       (10.00%)
For the year ended Dec. 31, 2002           --             --         (17.58%)       (16.67%)       (17.78%)
For the year ended Dec. 31, 2003         3.26%          4.40%         22.67%         22.67%         22.97%
---------------------------------------------------------------------------------------------------------

                                     3FG(7)         2FG(7)         1FG(7)         5FG(4)         4FG(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                   $     1.00     $     1.00     $     1.00             --             --
At Dec. 31, 2002                   $     0.83     $     0.82     $     0.82     $     0.85     $     0.85
At Dec. 31, 2003                   $     1.01     $     1.01     $     1.00     $     1.04     $     1.04
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          132          6,363          8,177             --             --
At Dec. 31, 2002                          233         48,686         36,320          3,592          3,508
At Dec. 31, 2003                          432        119,284         81,919         15,940         11,020
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $      132     $    6,354     $    8,323             --             --
At Dec. 31, 2002                   $      193     $   40,222     $   30,006     $    3,071     $    2,994
At Dec. 31, 2003                   $      438     $  120,615     $   82,505     $   16,656     $   11,472
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002         1.13%          0.49%          0.74%            --             --
For the year ended Dec. 31, 2003         0.72%          0.66%          0.70%          0.46%          0.60%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.55%          0.75%          0.95%            --             --
For the year ended Dec. 31, 2002         0.55%          0.75%          0.95%          1.00%          1.20%
For the year ended Dec. 31, 2003         0.55%          0.75%          0.95%          1.00%          1.20%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         0.00%          0.00%          0.00%            --             --
For the year ended Dec. 31, 2002       (17.00%)       (18.00%)       (18.00%)       (15.00%)       (15.00%)
For the year ended Dec. 31, 2003        21.69%         23.17%         21.95%         22.35%         22.35%
---------------------------------------------------------------------------------------------------------

                                      3MP            2MP            1MP            3FM(7)        2FM(7)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.65     $     1.65     $     1.64             --             --
At Dec. 31, 2001                   $     1.59     $     1.58     $     1.57     $     1.04     $     1.04
At Dec. 31, 2002                   $     1.42     $     1.41     $     1.40     $     0.93     $     0.93
At Dec. 31, 2003                   $     1.96     $     1.94     $     1.93     $     1.28     $     1.27
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          781         59,393         67,132            132          6,903
At Dec. 31, 2002                          862         63,268         68,203            325         50,458
At Dec. 31, 2003                          984         67,863         69,808            510        109,647
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    1,240     $   94,014     $  105,788     $      137     $    7,246
At Dec. 31, 2002                   $    1,226     $   89,542     $   95,859     $      303     $   46,916
At Dec. 31, 2003                   $    1,928     $  132,195     $  134,647     $      652     $  139,868
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002         0.81%          0.84%          0.85%          0.66%          0.32%
For the year ended Dec. 31, 2003         0.30%          0.30%          0.31%          0.28%          0.18%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.55%          0.75%          0.95%          0.55%          0.75%
For the year ended Dec. 31, 2002         0.55%          0.75%          0.95%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.55%          0.75%          0.95%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (3.64%)        (4.24%)        (4.27%)         4.00%          4.00%
For the year ended Dec. 31, 2002       (10.69%)       (10.76%)       (10.83%)       (10.58%)       (10.58%)
For the year ended Dec. 31, 2003        38.03%         37.59%         37.86%         37.63%         36.56%
---------------------------------------------------------------------------------------------------------

                                     1FM(7)         5FM(4)         4FM(4)          3OS            2OS
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --     $     0.99     $     0.98
At Dec. 31, 2001                   $     1.04             --             --     $     0.77     $     0.77
At Dec. 31, 2002                   $     0.93     $     0.90     $     0.90     $     0.61     $     0.61
At Dec. 31, 2003                   $     1.27     $     1.23     $     1.23     $     0.87     $     0.86
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        6,689             --             --            114         27,850
At Dec. 31, 2002                       35,541          4,182          3,541             82         28,991
At Dec. 31, 2003                       72,124         15,111          9,886            144         31,628
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    6,950             --             --     $       88     $   21,591
At Dec. 31, 2002                   $   32,955     $    3,759     $    3,177     $       50     $   17,759
At Dec. 31, 2003                   $   91,524     $   18,588     $   12,115     $      125     $   27,514
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --           4.28%          4.51%
For the year ended Dec. 31, 2002         0.41%            --             --           0.56%          0.70%
For the year ended Dec. 31, 2003         0.19%          0.13%          0.16%          0.71%          0.73%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         4.00%            --             --         (22.22%)       (21.43%)
For the year ended Dec. 31, 2002       (10.58%)       (10.00%)       (10.00%)       (20.78%)       (20.78%)
For the year ended Dec. 31, 2003        36.56%         36.67%         36.67%         42.62%         40.98%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                       1OS          3FO(7)         2FO(7)         1FO(7)         5FO(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.98             --             --             --             --
At Dec. 31, 2001                   $     0.77     $     0.95     $     0.95     $     0.94             --
At Dec. 31, 2002                   $     0.60     $     0.75     $     0.75     $     0.74     $     0.83
At Dec. 31, 2003                   $     0.86     $     1.06     $     1.06     $     1.05     $     1.17
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       32,758              7          2,147          2,157             --
At Dec. 31, 2002                       33,063            324         13,157         10,123            553
At Dec. 31, 2003                       34,462            205         31,322         21,405          2,900
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   25,154     $        7     $    2,029     $    2,036             --
At Dec. 31, 2002                   $   20,031     $      243     $    9,829     $    7,632     $      458
At Dec. 31, 2003                   $   29,609     $      219     $   33,194     $   22,739     $    3,399
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         4.49%            --             --             --             --
For the year ended Dec. 31, 2002         0.71%          0.04%          0.32%          0.43%            --
For the year ended Dec. 31, 2003         0.74%          1.10%          0.34%          0.36%          0.19%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%          0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         0.95%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         0.95%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (21.43%)        (5.00%)        (5.00%)        (6.00%)           --
For the year ended Dec. 31, 2002       (22.08%)       (21.05%)       (21.05%)       (21.28%)       (17.00%)
For the year ended Dec. 31, 2003        43.33%         41.33%         41.33%         41.89%         40.96%
---------------------------------------------------------------------------------------------------------

                                     4FO(4)          3RE             2RE           1RE           5RE(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --     $     1.26     $     1.25     $     1.25             --
At Dec. 31, 2001                           --     $     1.35     $     1.34     $     1.33             --
At Dec. 31, 2002                   $     0.83     $     1.37     $     1.36     $     1.35     $     1.01
At Dec. 31, 2003                   $     1.17     $     1.85     $     1.83     $     1.81     $     1.36
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --            211         24,477         19,803             --
At Dec. 31, 2002                          610            205         59,317         44,591          2,887
At Dec. 31, 2003                        2,292            349         87,330         63,047          9,166
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $      284     $   32,992     $   26,464             --
At Dec. 31, 2002                   $      504     $      280     $   80,774     $   60,237     $    2,915
At Dec. 31, 2003                   $    2,676     $      647     $  160,111     $  114,627     $   12,437
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --           3.55%          3.61%          3.69%            --
For the year ended Dec. 31, 2002           --           2.77%          2.58%          2.59%          1.96%
For the year ended Dec. 31, 2003         0.23%          2.21%          2.45%          2.45%          2.24%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --           7.14%          7.20%          6.40%            --
For the year ended Dec. 31, 2002       (17.00%)         1.48%          1.49%          1.50%          1.00%
For the year ended Dec. 31, 2003        40.96%         35.04%         34.56%         34.07%         34.65%
---------------------------------------------------------------------------------------------------------

                                     4RE(4)           3SI            2SI           1SI           5SI(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --     $     1.20     $     1.19     $     1.19             --
At Dec. 31, 2001                           --     $     1.35     $     1.35     $     1.34             --
At Dec. 31, 2002                   $     1.01     $     1.22     $     1.21     $     1.21     $     0.92
At Dec. 31, 2003                   $     1.35     $     1.61     $     1.59     $     1.58     $     1.20
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --            150         10,800          9,584             --
At Dec. 31, 2002                        2,989            282         29,743         23,553          2,075
At Dec. 31, 2003                        6,601            242         43,978         34,639          5,248
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $      204     $   14,608     $   12,869             --
At Dec. 31, 2002                   $    3,012     $      344     $   36,182     $   28,429     $    1,906
At Dec. 31, 2003                   $    8,932     $      388     $   70,120     $   54,711     $    6,307
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --           0.39%          0.38%          0.36%            --
For the year ended Dec. 31, 2002         2.45%          0.32%          0.37%          0.37%          0.25%
For the year ended Dec. 31, 2003         2.32%          0.23%          0.21%          0.21%          0.20%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --          12.50%         13.45%         12.61%            --
For the year ended Dec. 31, 2002         1.00%         (9.63%)       (10.37%)        (9.70%)        (8.00%)
For the year ended Dec. 31, 2003        33.66%         31.97%         31.40%         30.58%         30.43%
---------------------------------------------------------------------------------------------------------

                                     4SI(4)         3MS(7)         2MS(7)         1MS(7)         5MS(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                           --     $     0.97     $     0.97     $     0.96             --
At Dec. 31, 2002                   $     0.92     $     0.85     $     0.85     $     0.84     $     0.89
At Dec. 31, 2003                   $     1.20     $     1.05     $     1.05     $     1.04     $     1.10
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --             --            942          1,114             --
At Dec. 31, 2002                        1,610            130         10,942          9,151          1,735
At Dec. 31, 2003                        3,257            667         26,370         21,294          6,742
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --             --     $      910     $    1,075             --
At Dec. 31, 2002                   $    1,477     $      111     $    9,246     $    7,711     $    1,544
At Dec. 31, 2003                   $    3,900     $      704     $   27,983     $   22,244     $    7,434
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002         0.30%          0.01%          0.73%          0.80%          0.53%
For the year ended Dec. 31, 2003         0.21%          0.61%          0.97%          0.98%          0.89%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --          (3.00%)        (3.00%)        (4.00%)           --
For the year ended Dec. 31, 2002        (8.00%)       (12.37%)       (12.37%)       (12.50%)       (11.00%)
For the year ended Dec. 31, 2003        30.43%         23.53%         23.53%         23.81%         23.60%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                     4MS(4)           HK           3TF(9)         2TF(9)         1TF(9)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --     $     0.52             --             --             --
At Dec. 31, 2001                           --     $     0.47             --             --             --
At Dec. 31, 2002                   $     0.89     $     0.47     $     0.84     $     0.84     $     0.84
At Dec. 31, 2003                   $     1.10     $     0.71     $     1.11     $     1.10     $     1.10
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --        292,955             --             --             --
At Dec. 31, 2002                        1,418        273,087            182          8,386          9,570
At Dec. 31, 2003                        3,856        272,504            232         11,165         12,608
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $  138,800             --             --             --
At Dec. 31, 2002                   $    1,260     $  127,911     $      153     $    7,044     $    8,026
At Dec. 31, 2003                   $    4,236     $  193,809     $      256     $   12,312     $   13,847
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --           1.02%            --             --             --
For the year ended Dec. 31, 2002         0.83%          1.62%          2.11%          2.28%          2.35%
For the year ended Dec. 31, 2003         0.98%          1.36%          1.67%          1.67%          1.67%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           1.25%            --             --             --
For the year ended Dec. 31, 2002         1.20%          1.25%          0.55%          0.75%          0.95%
For the year ended Dec. 31, 2003         1.20%          1.25%          0.55%          0.75%          0.95%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --          (9.62%)           --             --             --
For the year ended Dec. 31, 2002       (11.00%)         0.00%        (16.00%)       (16.00%)       (16.00%)
For the year ended Dec. 31, 2003        23.60%         51.06%         32.14%         30.95%         30.95%
---------------------------------------------------------------------------------------------------------

                                      3SE            2SE            1SE             3UE            2UE
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.15     $     1.14     $     1.14     $     0.99     $     0.99
At Dec. 31, 2001                   $     1.19     $     1.19     $     1.18     $     0.87     $     0.86
At Dec. 31, 2002                   $     1.01     $     1.00     $     1.00     $     0.67     $     0.67
At Dec. 31, 2003                   $     1.46     $     1.45     $     1.44     $     0.87     $     0.86
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           97         14,153         18,974            943         60,343
At Dec. 31, 2002                           87         14,285         17,792            694         71,820
At Dec. 31, 2003                          104         13,511         16,300            735         83,166
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $      115     $   16,793     $   22,428     $      818     $   52,275
At Dec. 31, 2002                   $       88     $   14,307     $   17,719     $      468     $   48,249
At Dec. 31, 2003                   $      152     $   19,610     $   23,478     $      637     $   71,752
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.28%          0.33%          0.32%          0.53%          0.50%
For the year ended Dec. 31, 2002         0.25%          0.27%          0.26%          0.43%          0.62%
For the year ended Dec. 31, 2003         0.28%          0.24%          0.24%          0.79%          0.80%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.55%          0.75%          0.95%          0.55%          0.75%
For the year ended Dec. 31, 2002         0.55%          0.75%          0.95%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.55%          0.75%          0.95%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         3.48%          4.39%          3.51%        (12.12%)       (13.13%)
For the year ended Dec. 31, 2002       (15.13%)       (15.97%)       (15.25%)       (22.99%)       (22.09%)
For the year ended Dec. 31, 2003        44.55%         45.00%         44.00%         29.85%         28.36%
---------------------------------------------------------------------------------------------------------

                                      1UE           5UE(4)         4UE(4)           3MC           2MC
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.99             --             --     $     1.24     $     1.23
At Dec. 31, 2001                   $     0.86             --             --     $     1.38     $     1.37
At Dec. 31, 2002                   $     0.67     $     0.80     $     0.80     $     1.31     $     1.30
At Dec. 31, 2003                   $     0.85     $     1.03     $     1.03     $     1.67     $     1.65
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       71,185             --             --            200         23,748
At Dec. 31, 2002                       75,489          1,048          1,483            450         56,079
At Dec. 31, 2003                       80,350          2,742          2,770            639         83,015
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   61,361             --             --     $      276     $   32,637
At Dec. 31, 2002                   $   50,352     $      842     $    1,190     $      588     $   72,845
At Dec. 31, 2003                   $   68,709     $    2,824     $    2,842     $    1,066     $  137,465
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.48%            --             --           1.73%          1.51%
For the year ended Dec. 31, 2002         0.59%          1.60%          1.12%          1.40%          1.41%
For the year ended Dec. 31, 2003         0.77%          1.08%          0.93%          1.06%          1.09%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (13.13%)           --             --          11.29%         11.38%
For the year ended Dec. 31, 2002       (22.09%)       (20.00%)       (20.00%)        (5.07%)        (5.11%)
For the year ended Dec. 31, 2003        26.87%         28.75%         28.75%         27.48%         26.92%
---------------------------------------------------------------------------------------------------------

                                      1MC           5MC(4)         4MC(4)         3ID(7)         2ID(7)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.23             --             --             --             --
At Dec. 31, 2001                   $     1.37             --             --     $     0.96     $     0.96
At Dec. 31, 2002                   $     1.29     $     0.95     $     0.95     $     0.65     $     0.65
At Dec. 31, 2003                   $     1.64     $     1.21     $     1.21     $     0.89     $     0.89
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       24,711             --             --              1          1,550
At Dec. 31, 2002                       47,539          2,583          2,777            149          6,887
At Dec. 31, 2003                       65,106          7,743          5,836            249         10,880
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   33,836             --             --     $        1     $    1,503
At Dec. 31, 2002                   $   61,488     $    2,464     $    2,644     $       97     $    4,479
At Dec. 31, 2003                   $  107,017     $    9,390     $    7,050     $      222     $    9,672
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         1.38%            --             --             --             --
For the year ended Dec. 31, 2002         1.31%          2.41%          2.11%            --             --
For the year ended Dec. 31, 2003         1.05%          1.33%          1.21%            --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        11.38%            --             --          (4.00%)        (4.00%)
For the year ended Dec. 31, 2002        (5.84%)        (5.00%)        (5.00%)       (32.29%)       (32.29%)
For the year ended Dec. 31, 2003        27.13%         27.37%         27.37%         36.92%         36.92%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                     1ID(7)         5ID(4)         4ID(4)         3FS(7)         2FS(7)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                   $     0.96             --             --     $     0.97     $     0.97
At Dec. 31, 2002                   $     0.65     $     0.71     $     0.71     $     0.82     $     0.82
At Dec. 31, 2003                   $     0.88     $     0.97     $     0.97     $     1.06     $     1.05
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        1,426             --             --             --          1,081
At Dec. 31, 2002                        4,845            242            286              3          5,572
At Dec. 31, 2003                        6,700            758            554             66          8,724
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    1,369             --             --             --     $    1,044
At Dec. 31, 2002                   $    3,135     $      172     $      203     $        3     $    4,559
At Dec. 31, 2003                   $    5,923     $      737     $      536     $       70     $    9,180
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002           --             --             --           0.88%          0.98%
For the year ended Dec. 31, 2003           --             --             --           2.77%          0.64%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (4.00%)           --             --          (3.00%)        (3.00%)
For the year ended Dec. 31, 2002       (32.29%)       (29.00%)       (29.00%)       (15.46%)       (15.46%)
For the year ended Dec. 31, 2003        35.38%         36.62%         36.62%         29.27%         28.05%
---------------------------------------------------------------------------------------------------------

                                     1FS(7)         5FS(4)         4FS(4)         3TC(7)         2TC(7)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                   $     0.96             --             --     $     0.91     $     0.91
At Dec. 31, 2002                   $     0.82     $     0.87     $     0.87     $     0.48     $     0.48
At Dec. 31, 2003                   $     1.05     $     1.11     $     1.11     $     0.69     $     0.69
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          901             --             --             --            490
At Dec. 31, 2002                        3,709            526            446              3          3,769
At Dec. 31, 2003                        5,460            925            731             96          7,882
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $      869             --             --             --     $      445
At Dec. 31, 2002                   $    3,026     $      457     $      387     $        1     $    1,807
At Dec. 31, 2003                   $    5,727     $    1,030     $      811     $       66     $    5,450
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002         0.95%          1.73%          1.35%            --             --
For the year ended Dec. 31, 2003         0.62%          0.69%          0.70%            --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (4.00%)           --             --          (9.00%)        (9.00%)
For the year ended Dec. 31, 2002       (14.58%)       (13.00%)       (13.00%)       (47.25%)       (47.25%)
For the year ended Dec. 31, 2003        28.05%         27.59%         27.59%         43.75%         43.75%
---------------------------------------------------------------------------------------------------------

                                     1TC(7)         5TC(4)         4TC(4)         3TL(7)         2TL(7)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                   $     0.91             --             --     $     0.84     $     0.84
At Dec. 31, 2002                   $     0.48     $     0.56     $     0.56     $     0.41     $     0.41
At Dec. 31, 2003                   $     0.69     $     0.81     $     0.80     $     0.55     $     0.55
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          911             --             --             --            404
At Dec. 31, 2002                        2,845            192            157              3          1,938
At Dec. 31, 2003                        5,212            851            573             --          3,328
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $      828             --             --             --     $      340
At Dec. 31, 2002                   $    1,360     $      108     $       88     $        1     $      796
At Dec. 31, 2003                   $    3,587     $      687     $      461             --     $    1,822
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002           --             --             --             --             --
For the year ended Dec. 31, 2003           --             --             --             --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (9.00%)           --             --         (16.00%)       (16.00%)
For the year ended Dec. 31, 2002       (47.25%)       (44.00%)       (44.00%)       (51.19%)       (51.19%)
For the year ended Dec. 31, 2003        43.75%         44.64%         42.86%         34.15%         34.15%
---------------------------------------------------------------------------------------------------------

                                     1TL(7)         5TL(4)         4TL(4)          3GT            2GT
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --     $     0.68     $     0.68
At Dec. 31, 2001                   $     0.84             --             --     $     0.43     $     0.43
At Dec. 31, 2002                   $     0.41     $     0.60     $     0.60     $     0.25     $     0.25
At Dec. 31, 2003                   $     0.55     $     0.80     $     0.79     $     0.37     $     0.36
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          614             --             --            202         34,767
At Dec. 31, 2002                        1,604             56             69            343         37,200
At Dec. 31, 2003                        2,258            258            124            426         40,520
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $      516             --             --     $       86     $   14,784
At Dec. 31, 2002                   $      657     $       34     $       41     $       86     $    9,277
At Dec. 31, 2003                   $    1,230     $      206     $       98     $      156     $   14,691
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --           0.65%          0.67%
For the year ended Dec. 31, 2002           --             --             --             --             --
For the year ended Dec. 31, 2003           --             --             --             --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (16.00%)           --             --         (36.76%)       (36.76%)
For the year ended Dec. 31, 2002       (51.19%)       (40.00%)       (40.00%)       (41.86%)       (41.86%)
For the year ended Dec. 31, 2003        34.15%         33.33%         31.67%         48.00%         44.00%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                       1GT          5GT(4)         4GT(4)           3IG           2IG
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.68             --             --     $     0.80     $     0.80
At Dec. 31, 2001                   $     0.42             --             --     $     0.61     $     0.61
At Dec. 31, 2002                   $     0.25     $     0.64     $     0.63     $     0.45     $     0.45
At Dec. 31, 2003                   $     0.36     $     0.92     $     0.92     $     0.60     $     0.60
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       34,050             --             --            606         60,527
At Dec. 31, 2002                       31,354             68            112            875         81,189
At Dec. 31, 2003                       30,159            428            279            295         81,742
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   14,436             --             --     $      370     $   36,904
At Dec. 31, 2002                   $    7,822     $       43     $       71     $      394     $   36,450
At Dec. 31, 2003                   $   10,918     $      394     $      256     $      178     $   48,996
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.67%            --             --           0.52%          0.76%
For the year ended Dec. 31, 2002           --             --             --           0.37%          0.69%
For the year ended Dec. 31, 2003           --             --             --           0.64%          0.99%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (38.24%)           --             --         (23.75%)       (23.75%)
For the year ended Dec. 31, 2002       (40.48%)       (36.00%)       (37.00%)       (26.23%)       (26.23%)
For the year ended Dec. 31, 2003        44.00%         43.75%         46.03%         33.33%         33.33%
---------------------------------------------------------------------------------------------------------

                                      1IG           5IG(4)         4IG(4)          3AG            2AG
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.80             --             --     $     0.70     $     0.70
At Dec. 31, 2001                   $     0.61             --             --     $     0.42     $     0.42
At Dec. 31, 2002                   $     0.45     $     0.79     $     0.79     $     0.30     $     0.30
At Dec. 31, 2003                   $     0.59     $     1.05     $     1.05     $     0.41     $     0.40
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       64,147             --             --            280         54,805
At Dec. 31, 2002                       74,111            681            646            246         52,428
At Dec. 31, 2003                       68,389          1,254            956            215         48,862
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   38,965             --             --     $      119     $   23,116
At Dec. 31, 2002                   $   33,096     $      537     $      508     $       74     $   15,787
At Dec. 31, 2003                   $   40,697     $    1,317     $      999     $       87     $   19,681
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.75%            --             --             --             --
For the year ended Dec. 31, 2002         0.67%          0.98%          1.04%            --             --
For the year ended Dec. 31, 2003         0.98%          1.01%          0.99%            --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (23.75%)           --             --         (40.00%)       (40.00%)
For the year ended Dec. 31, 2002       (26.23%)       (21.00%)       (21.00%)       (28.57%)       (28.57%)
For the year ended Dec. 31, 2003        31.11%         32.91%         32.91%         36.67%         33.33%
---------------------------------------------------------------------------------------------------------

                                      1AG            3IP            2IP            1IP           5IP(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     0.70     $     0.96     $     0.96     $     0.96             --
At Dec. 31, 2001                   $     0.42     $     0.73     $     0.72     $     0.72             --
At Dec. 31, 2002                   $     0.30     $     0.65     $     0.64     $     0.64     $     0.92
At Dec. 31, 2003                   $     0.40     $     0.83     $     0.82     $     0.81     $     1.17
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       51,500            253         15,860         19,727             --
At Dec. 31, 2002                       42,883            636         29,532         28,853            499
At Dec. 31, 2003                       36,658          2,397         62,349         53,159          3,058
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   21,660     $      184     $   11,605     $   14,292             --
At Dec. 31, 2002                   $   12,850     $      411     $   19,063     $   18,543     $      460
At Dec. 31, 2003                   $   14,665     $    1,980     $   51,193     $   43,334     $    3,582
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --           0.01%          0.01%          0.01%            --
For the year ended Dec. 31, 2002           --           0.54%          0.09%          0.08%          0.12%
For the year ended Dec. 31, 2003           --           0.36%          0.35%          0.35%          0.37%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%          0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         0.95%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         0.95%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       -40.00%        (23.96%)       (25.00%)       (25.00%)           --
For the year ended Dec. 31, 2002       -28.57%        (10.96%)       (11.11%)       (11.11%)        (8.00%)
For the year ended Dec. 31, 2003        33.33%         27.69%         28.13%         26.56%         27.17%
---------------------------------------------------------------------------------------------------------

                                     4IP(4)          3MG            2MG             1MG          5MG(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --     $     0.91     $     0.91     $     0.90             --
At Dec. 31, 2001                           --     $     0.68     $     0.68     $     0.67             --
At Dec. 31, 2002                   $     0.92     $     0.49     $     0.48     $     0.48     $     0.76
At Dec. 31, 2003                   $     1.17     $     0.59     $     0.59     $     0.59     $     0.92
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --            913         50,212         51,051             --
At Dec. 31, 2002                          566            785         69,576         62,663          1,088
At Dec. 31, 2003                        2,091            874         91,666         74,564          2,971
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $      618     $   34,000     $   34,387             --
At Dec. 31, 2002                   $      521     $      382     $   33,834     $   30,234     $      826
At Dec. 31, 2003                   $    2,445     $      519     $   54,184     $   43,733     $    2,737
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --           0.06%          0.06%          0.06%            --
For the year ended Dec. 31, 2002         0.13%            --             --             --             --
For the year ended Dec. 31, 2003         0.36%            --             --             --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --         (25.27%)       (25.27%)       (25.56%)           --
For the year ended Dec. 31, 2002        (8.00%)       (27.94%)       (29.41%)       (28.36%)       (24.00%)
For the year ended Dec. 31, 2003        27.17%         20.41%         22.92%         22.92%         21.05%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                     4MG(4)          3MD            2MD            1MD           5MD(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --     $     0.96     $     0.96     $     0.96             --
At Dec. 31, 2001                           --     $     0.90     $     0.90     $     0.90             --
At Dec. 31, 2002                   $     0.76     $     0.61     $     0.61     $     0.61     $     0.72
At Dec. 31, 2003                   $     0.92     $     0.81     $     0.81     $     0.80     $     0.96
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --            548         34,072         36,822             --
At Dec. 31, 2002                          712            485         59,272         53,383          2,112
At Dec. 31, 2003                        2,246            622         74,690         61,988          5,191
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $      495     $   30,682     $   33,044             --
At Dec. 31, 2002                   $      539     $      297     $   36,167     $   32,375     $    1,527
At Dec. 31, 2003                   $    2,061     $      506     $   60,338     $   49,683     $    4,958
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002           --             --             --             --             --
For the year ended Dec. 31, 2003           --             --             --             --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --          (6.25%)        (6.25%)        (6.25%)           --
For the year ended Dec. 31, 2002       (24.00%)       (32.22%)       (32.22%)       (32.22%)       (28.00%)
For the year ended Dec. 31, 2003        21.05%         32.79%         32.79%         31.15%         33.33%
---------------------------------------------------------------------------------------------------------

                                     4MD(4)         3UT(7)         2UT(7)         1UT(7)         5UT(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                           --     $     0.89     $     0.89     $     0.89             --
At Dec. 31, 2002                   $     0.72     $     0.68     $     0.68     $     0.68     $     0.85
At Dec. 31, 2003                   $     0.95     $     0.92     $     0.92     $     0.91     $     1.14
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --            138          2,997          2,778             --
At Dec. 31, 2002                        1,784            139         10,543          7,093            276
At Dec. 31, 2003                        3,912            139         18,051         12,519          1,670
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $      123     $    2,672     $    2,513             --
At Dec. 31, 2002                   $    1,288     $       95     $    7,194     $    4,853     $      235
At Dec. 31, 2003                   $    3,722     $      128     $   16,623     $   11,472     $    1,909
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002           --           2.50%          1.85%          2.31%          1.64%
For the year ended Dec. 31, 2003           --           2.17%          1.90%          1.91%          1.27%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --         (11.00%)       (11.00%)       (11.00%)           --
For the year ended Dec. 31, 2002       (28.00%)       (23.60%)       (23.60%)       (23.60%)       (15.00%)
For the year ended Dec. 31, 2003        31.94%         35.29%         35.29%         33.82%         34.12%
---------------------------------------------------------------------------------------------------------

                                     4UT(4)         3PE(7)         2PE(7)         1PE(7)         5PE(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                           --     $     0.98     $     0.98     $     0.97             --
At Dec. 31, 2002                   $     0.85     $     0.81     $     0.81     $     0.81     $     0.85
At Dec. 31, 2003                   $     1.14     $     0.99     $     0.99     $     0.98     $     1.03
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --             --          1,316          1,106             --
At Dec. 31, 2002                          431            175         11,651          7,193          1,439
At Dec. 31, 2003                        1,371            283         21,608         13,512          4,416
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --             --     $    1,284     $    1,078             --
At Dec. 31, 2002                   $      366     $      142     $    9,587     $    5,840     $    1,224
At Dec. 31, 2003                   $    1,561     $      280     $   21,446     $   13,278     $    4,546
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --           0.34%          0.36%            --
For the year ended Dec. 31, 2002         2.06%          2.93%          2.76%          2.70%          3.04%
For the year ended Dec. 31, 2003         1.64%          2.02%          2.13%          2.13%          2.19%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --          (2.00%)        (2.00%)        (3.00%)           --
For the year ended Dec. 31, 2002       (15.00%)       (17.35%)       (17.35%)       (16.49%)       (15.00%)
For the year ended Dec. 31, 2003        34.12%         22.22%         22.22%         20.99%         21.18%
---------------------------------------------------------------------------------------------------------

                                     4PE(4)          3EU(7)        2EU(7)         1EU(7)         5EU(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                           --     $     0.98     $     0.98     $     0.98             --
At Dec. 31, 2002                   $     0.85     $     0.79     $     0.78     $     0.78     $     0.85
At Dec. 31, 2003                   $     1.03     $     1.04     $     1.04     $     1.03     $     1.12
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --             --            121            143             --
At Dec. 31, 2002                        1,189             --          1,312            698             50
At Dec. 31, 2003                        2,659             --          2,402          1,268            132
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --             --     $      118     $      140             --
At Dec. 31, 2002                   $    1,010             --     $    1,030     $      547     $       43
At Dec. 31, 2003                   $    2,727             --     $    2,487     $    1,306     $      148
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002         2.94%            --             --             --             --
For the year ended Dec. 31, 2003         2.20%          0.02%          0.32%          0.34%          0.35%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --          (2.00%)        (2.00%)        (2.00%)           --
For the year ended Dec. 31, 2002       (15.00%)       (19.39%)       (20.41%)       (20.41%)       (15.00%)
For the year ended Dec. 31, 2003        21.18%         31.65%         33.33%         32.05%         31.76%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                     4EU(4)         3HS(7)         2HS(7)         1HS(7)         5HS(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                           --     $     0.98     $     0.98     $     0.98             --
At Dec. 31, 2002                   $     0.85     $     0.78     $     0.78     $     0.77     $     0.81
At Dec. 31, 2003                   $     1.12     $     0.92     $     0.91     $     0.91     $     0.94
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --            129          2,137          1,743             --
At Dec. 31, 2002                           50            145         11,416          6,574            617
At Dec. 31, 2003                          135            170        180,023          9,676          1,776
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $      126     $    2,098     $    1,710             --
At Dec. 31, 2002                   $       43     $      113     $    8,863     $    5,090     $      497
At Dec. 31, 2003                   $      151     $      155     $   16,469     $    8,785     $    1,677
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002           --             --             --             --             --
For the year ended Dec. 31, 2003         0.23%          0.52%          0.46%          0.47%          0.36%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --          (2.00%)        (2.00%)        (2.00%)           --
For the year ended Dec. 31, 2002       (15.00%)       (20.41%)       (20.41%)       (21.43%)       (19.00%)
For the year ended Dec. 31, 2003        31.76%         17.95%         16.67%         18.18%         16.05%
---------------------------------------------------------------------------------------------------------

                                     4HS(4)         3PI(7)         2PI(7)         1PI(7)         5PI(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                           --     $     0.96     $     0.96     $     0.96             --
At Dec. 31, 2002                   $     0.80     $     0.79     $     0.78     $     0.78     $     0.86
At Dec. 31, 2003                   $     0.94     $     1.01     $     1.00     $     1.00     $     1.09
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --            418          2,460          2,180             --
At Dec. 31, 2002                          583            881         20,773         15,138          2,086
At Dec. 31, 2003                        1,108            207         38,012         24,880          4,165
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $      402     $    2,363     $    2,092             --
At Dec. 31, 2002                   $      469     $      694     $   16,304     $   11,849     $    1,794
At Dec. 31, 2003                   $    1,042     $      208     $   38,061     $   24,792     $    4,558
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002           --           0.59%          0.40%          0.51%          0.14%
For the year ended Dec. 31, 2003         0.41%          0.93%          0.70%          0.73%          0.69%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --          (4.00%)        (4.00%)        (4.00%)           --
For the year ended Dec. 31, 2002       (20.00%)       (17.71%)       (18.75%)       (18.75%)       (14.00%)
For the year ended Dec. 31, 2003        17.50%         27.85%         28.21%         28.21%         26.74%
---------------------------------------------------------------------------------------------------------

                                     4PI(4)          3IN            2IN            1IN             HN
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --     $     0.92     $     0.92     $     0.92     $     1.87
At Dec. 31, 2001                           --     $     0.66     $     0.65     $     0.65     $     1.29
At Dec. 31, 2002                   $     0.86     $     0.56     $     0.56     $     0.56     $     0.89
At Dec. 31, 2003                   $     1.09     $     0.75     $     0.74     $     0.73     $     1.16
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --          1,347         78,901         90,196        457,099
At Dec. 31, 2002                        1,392            914         72,395         74,769        378,658
At Dec. 31, 2003                        2,797            707         64,872         62,780        324,631
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $      883     $   51,535     $   58,578     $  590,926
At Dec. 31, 2002                   $    1,195     $      515     $   40,533     $   41,540     $  337,002
At Dec. 31, 2003                   $    3,049     $      528     $   48,023     $   46,020     $  378,811
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002         0.31%          0.73%          0.67%          0.69%            --
For the year ended Dec. 31, 2003         0.72%          0.32%          0.31%          0.31%            --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%          1.25%
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.25%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.25%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --         (28.26%)       (29.35%)       (29.35%)       (31.02%)
For the year ended Dec. 31, 2002       (14.00%)       (15.15%)       (13.85%)       (13.85%)       (31.01%)
For the year ended Dec. 31, 2003        26.74%         33.93%         32.14%         30.36%         30.34%
---------------------------------------------------------------------------------------------------------

                                      3VS            2VS            1VS           5VS(4)         4VS(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.29     $     1.29     $     1.29             --             --
At Dec. 31, 2001                   $     0.86     $     0.85     $     0.85             --             --
At Dec. 31, 2002                   $     0.59     $     0.59     $     0.58     $     0.73     $     0.73
At Dec. 31, 2003                   $     0.78     $     0.78     $     0.77     $     0.96     $     0.96
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        1,092         74,819         87,722             --             --
At Dec. 31, 2002                          525         72,033         73,930            267            192
At Dec. 31, 2003                          431         67,224         63,075            614            417
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $      935     $   63,852     $   74,483             --             --
At Dec. 31, 2002                   $      310     $   42,343     $   43,208     $      195     $      140
At Dec. 31, 2003                   $      337     $   52,231     $   48,640     $      591     $      400
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --
For the year ended Dec. 31, 2002           --             --             --             --             --
For the year ended Dec. 31, 2003           --             --             --             --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.55%          0.75%          0.95%            --             --
For the year ended Dec. 31, 2002         0.55%          0.75%          0.95%          1.00%          1.20%
For the year ended Dec. 31, 2003         0.55%          0.75%          0.95%          1.00%          1.20%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (33.33%)       (34.11%)       (34.11%)           --             --
For the year ended Dec. 31, 2002       (31.40%)       (30.59%)       (31.76%)       (27.00%)       (27.00%)
For the year ended Dec. 31, 2003        32.20%         32.20%         32.76%         31.51%         31.51%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                      3MI            2MI            1MI           3SO(7)         2SO(7)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.36     $     1.36     $     1.35             --             --
At Dec. 31, 2001                   $     1.75     $     1.75     $     1.74     $     0.99     $     0.99
At Dec. 31, 2002                   $     1.52     $     1.51     $     1.50     $     0.72     $     0.72
At Dec. 31, 2003                   $     2.26     $     2.24     $     2.22     $     0.98     $     0.97
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          344         20,056         23,583            136          3,701
At Dec. 31, 2002                          453         25,593         27,063            314         25,397
At Dec. 31, 2003                          516         26,590         27,838            445         38,865
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $      604     $   35,033     $   41,017     $      134     $    3,672
At Dec. 31, 2002                   $      689     $   38,661     $   40,649     $      227     $   18,291
At Dec. 31, 2003                   $    1,165     $   59,464     $   61,799     $      435     $   37,940
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --           0.47%          0.38%
For the year ended Dec. 31, 2002           --             --             --           0.69%          0.75%
For the year ended Dec. 31, 2003           --             --             --           0.01%          0.01%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.55%          0.75%          0.95%          0.55%          0.75%
For the year ended Dec. 31, 2002         0.55%          0.75%          0.95%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.55%          0.75%          0.95%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        28.68%         28.68%         28.89%         (1.00%)        (1.00%)
For the year ended Dec. 31, 2002       (13.14%)       (13.71%)       (13.79%)       (27.27%)       (27.27%)
For the year ended Dec. 31, 2003        48.68%         48.34%         48.00%         36.11%         34.72%
---------------------------------------------------------------------------------------------------------

                                     1SO(7)         5SO(4)         4SO(4)          3SV            2SV
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --     $     1.51     $     1.51
At Dec. 31, 2001                   $     0.99             --             --     $     1.71     $     1.70
At Dec. 31, 2002                   $     0.72     $     0.75     $     0.75     $     1.52     $     1.51
At Dec. 31, 2003                   $     0.97     $     1.01     $     1.01     $     2.15     $     2.13
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        3,747             --             --            314         27,040
At Dec. 31, 2002                       17,130          2,340          1,985            279         31,335
At Dec. 31, 2003                       24,999          5,557          3,344            311         31,927
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $    3,712             --             --     $      537     $   46,235
At Dec. 31, 2002                   $   12,297     $    1,752     $    1,484     $      423     $   47,432
At Dec. 31, 2003                   $   24,282     $    5,630     $    3,375     $      672     $   68,349
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.34%            --             --           0.17%          0.15%
For the year ended Dec. 31, 2002         0.67%          0.97%          0.77%          0.18%          0.19%
For the year ended Dec. 31, 2003         0.01%          0.01%          0.01%          0.20%          0.19%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%            --             --           0.55%          0.75%
For the year ended Dec. 31, 2002         0.95%          1.00%          1.20%          0.55%          0.75%
For the year ended Dec. 31, 2003         0.95%          1.00%          1.20%          0.55%          0.75%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (1.00%)           --             --          13.25%         12.58%
For the year ended Dec. 31, 2002       (27.27%)       (25.00%)       (25.00%)       (11.11%)       (11.18%)
For the year ended Dec. 31, 2003        34.72%         34.67%         34.67%         41.45%         41.06%
---------------------------------------------------------------------------------------------------------

                                       1SV           3IT            2IT            1IT           5IT(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $     1.50     $     1.09     $     1.08     $     1.08             --
At Dec. 31, 2001                   $     1.69     $     0.85     $     0.85     $     0.84             --
At Dec. 31, 2002                   $     1.50     $     0.73     $     0.72     $     0.72     $     0.87
At Dec. 31, 2003                   $     2.12     $     1.08     $     1.07     $     1.06     $     1.28
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       31,848            769         27,818         30,297             --
At Dec. 31, 2002                       35,110          1,484         43,554         42,309          1,523
At Dec. 31, 2003                       34,897          1,136         66,022         56,466          4,376
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                   $   53,965     $      654     $   23,628     $   25,663             --
At Dec. 31, 2002                   $   52,631     $    1,082     $   31,618     $   30,549     $    1,327
At Dec. 31, 2003                   $   73,883     $    1,227     $   70,796     $   60,118     $    5,620
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         0.15%            --             --             --             --
For the year ended Dec. 31, 2002         0.20%            --             --             --             --
For the year ended Dec. 31, 2003         0.19%          0.33%          0.27%          0.28%          0.20%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         0.95%          0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         0.95%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         0.95%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        12.67%        (22.02%)       (21.30%)       (22.22%)           --
For the year ended Dec. 31, 2002       (11.24%)       (14.12%)       (15.29%)       (14.29%)       (13.00%)
For the year ended Dec. 31, 2003        41.33%         47.95%         48.61%         47.22%         47.13%
---------------------------------------------------------------------------------------------------------

                                     4IT(4)          3SP            2SP            1SP           5SP(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --     $     1.05     $     1.05     $     1.05             --
At Dec. 31, 2001                           --     $     1.17     $     1.16     $     1.15             --
At Dec. 31, 2002                   $     0.87     $     0.96     $     0.96     $     0.95     $     0.85
At Dec. 31, 2003                   $     1.28     $     1.37     $     1.36     $     1.35     $     1.21
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --            820         40,791         46,456             --
At Dec. 31, 2002                        1,055            847         78,311         72,853          3,732
At Dec. 31, 2003                        2,667          1,250        129,824        108,046         13,657
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $      958     $   47,364     $   53,763             --
At Dec. 31, 2002                   $      917     $      819     $   75,036     $   69,472     $    3,172
At Dec. 31, 2003                   $    3,412     $    1,719     $  176,876     $  146,131     $   16,457
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --           0.07%          0.06%          0.06%            --
For the year ended Dec. 31, 2002           --             --             --             --             --
For the year ended Dec. 31, 2003         0.22%            --             --             --             --
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --          11.43%         10.48%          9.52%            --
For the year ended Dec. 31, 2002       (13.00%)       (17.95%)       (17.24%)       (17.39%)       (15.00%)
For the year ended Dec. 31, 2003        47.13%         42.71%         41.67%         42.11%         42.35%
---------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

                                     4SP(4)         3AA(5)         2AA(5)         1AA(5)         5AA(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                           --     $     0.97     $     0.97     $     0.97             --
At Dec. 31, 2002                   $     0.85     $     0.84     $     0.84     $     0.84     $     0.88
At Dec. 31, 2003                   $     1.20     $     1.02     $     1.02     $     1.01     $     1.07
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --              8          3,799          3,224             --
At Dec. 31, 2002                        3,131             29         14,864         11,859          1,279
At Dec. 31, 2003                        8,442             66         30,948         22,278          3,858
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $        8     $    3,682     $    3,120             --
At Dec. 31, 2002                   $    2,656     $       24     $   12,461     $    9,908     $    1,130
At Dec. 31, 2003                   $   10,134     $       68     $   31,440     $   22,547     $    4,119
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --           0.71%          0.95%          0.94%            --
For the year ended Dec. 31, 2002           --           2.15%          2.33%          2.31%          2.54%
For the year ended Dec. 31, 2003           --           1.75%          1.74%          1.72%          1.76%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --          (3.00%)         3.00%          3.00%            --
For the year ended Dec. 31, 2002       (15.00%)       (13.40%)       (13.40%)       (13.40%)       (12.00%)
For the year ended Dec. 31, 2003        41.18%         21.43%         21.43%         20.24%         21.59%
---------------------------------------------------------------------------------------------------------

                                     4AA(4)         3WI(5)         2WI(5)         1WI(5)         5WI(4)
                                   ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --
At Dec. 31, 2001                           --     $     0.90     $     0.90     $     0.90             --
At Dec. 31, 2002                   $     0.88     $     0.69     $     0.69     $     0.69     $     0.81
At Dec. 31, 2003                   $     1.06     $     0.90     $     0.90     $     0.89     $     1.05
---------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --              1          1,200          1,031             --
At Dec. 31, 2002                          770            144          4,703          2,781             81
At Dec. 31, 2003                        2,182              4          8,227          5,248            832
---------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --             --     $    1,080     $      928             --
At Dec. 31, 2002                   $      679     $      100     $    3,239     $    1,909     $       65
At Dec. 31, 2003                   $    2,321     $        4     $    7,393     $    4,692     $      874
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --           0.01%          0.01%            --
For the year ended Dec. 31, 2002         2.61%          0.02%          0.20%          0.21%          0.20%
For the year ended Dec. 31, 2003         1.78%          0.05%          0.33%          0.32%          0.35%
---------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --         (10.00%)       (10.00%)       (10.00%)           --
For the year ended Dec. 31, 2002       (12.00%)       (23.33%)       (23.33%)       (23.33%)       (19.00%)
For the year ended Dec. 31, 2003        20.45%         30.43%         30.43%         28.99%         29.63%
---------------------------------------------------------------------------------------------------------

                                     4WI(4)         3SG(5)         2SG(5)         1SG(5)         5SG(4)         4SG(4)
                                   -------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                           --             --             --             --             --             --
At Dec. 31, 2001                           --     $     0.94     $     0.94     $     0.94             --             --
At Dec. 31, 2002                   $     0.81     $     0.58     $     0.58     $     0.58     $     0.67     $     0.67
At Dec. 31, 2003                   $     1.05     $     0.82     $     0.81     $     0.81     $     0.94     $     0.94
------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                           --              2          2,060          2,230             --             --
At Dec. 31, 2002                           80              6          9,992          7,655            662            387
At Dec. 31, 2003                          374             10         19,289         13,800          1,772          1,441
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           --     $        2     $    1,939     $    2,095             --             --
At Dec. 31, 2002                   $       65     $        3     $    5,766     $    4,402     $      441     $      258
At Dec. 31, 2003                   $      391     $        8     $   15,716     $   11,184     $    1,664     $    1,348
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           --             --             --             --             --             --
For the year ended Dec. 31, 2002         0.22%            --             --             --             --             --
For the year ended Dec. 31, 2003         0.30%            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           --           0.55%          0.75%          0.95%            --             --
For the year ended Dec. 31, 2002         1.20%          0.55%          0.75%          0.95%          1.00%          1.20%
For the year ended Dec. 31, 2003         1.20%          0.55%          0.75%          0.95%          1.00%          1.20%
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           --          (6.00%)        (6.00%)        (6.00%)           --             --
For the year ended Dec. 31, 2002       (19.00%)       (38.30%)       (38.30%)       (38.30%)       (33.00%)       (33.00%)
For the year ended Dec. 31, 2003        29.63%         41.38%         39.66%         39.66%         40.30%         40.30%
------------------------------------------------------------------------------------------------------------------------

                          IDS LIFE VARIABLE ACCOUNT 10

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4) Operations commenced on Feb. 13, 2002.
(5) Operations commenced on May 1, 2001.
(6) Operations commenced on Aug. 14, 2001.
(7) Operations commenced on Aug. 13, 2001.
(8) Operations commenced on Dec. 8, 2003.
(9) Operations commenced on March 1, 2002.



                          IDS LIFE VARIABLE ACCOUNT 10
                                       231

                                                               S-6325-1 A (8/04)

PART C.

Item 24. Financial Statements and Exhibits

(a)   Financial statements included in Part A of this Registration Statement:

      The audited financial statements of the IDS Life Insurance Company

      Report of Independent Auditors dated Jan. 26, 2004.
      Consolidated Balance Sheets as of Dec. 31, 2003 and 2002.
      Consolidated Statements of Operations for the years ended Dec. 31, 2003, 2002 and 2001.
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2003, 2002 and 2001.
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2003, 2002 and 2001.
      Notes to Consolidated Financial Statements.

      Financial statements included in Part B of this Registration Statement:

      The audited financial statements of the IDS Life Variable Account 10

      Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity including:

      Report of Independent Auditors dated March 19, 2004.
      Statements of Assets and Liabilities for the year ended Dec. 31, 2003. Statements of Operations for the year ended Dec. 31, 2003.
      Statements of Changes in Net Assets for the years ended Dec. 31, 2003 and 2002.
      Notes to Financial Statements.

(b)   Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective
         Amendment  No.  6  to  Registration   Statement  No.   333-79311,   is
         incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14     Form of Deferred Annuity Contract for non-qualified contracts
         (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.17     Form of TSA Endorsement (form 131068), filed electronically as Exhibit
         4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.18 Form of Return of Purchase Payments Rider (form 131072), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.19 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.20     Form of 5-Year Maximum Anniversary Value Death Benefit Rider
         (form 131071), filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.21 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.22 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.23 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.24     Form of Guarantee Period Accounts Rider filed electronically as Exhibit
         4.24 to Post-Effective Amendment No. 25 to Registration Statement No. 333-79311, filed on or about June 2, 2004, is incorporated by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

6.3 Copy of Amended and Restated By-Laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.3 Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit
         8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration statement No. 33-62407 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed electronically as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.8 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311, is incorporated herein by reference.

8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc., dated September 1, 1999, filed as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.13 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and
         Pioneer  Funds   Distributor,   Inc.   dated  August  13,  2001  filed
         electronically as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.14 Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.15 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.16     Copy of  Participation  Agreement  by and  among  IDS  Life  Insurance
         Company and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.17 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.18 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.19 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.20 Copy of Participation Agreement by and among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and IDS Life Insurance Company, dated Feb. 2, 2004 filed electronically as Exhibit
         8.20 to Post-Effective Amendment No. 24 to Registration Statement No. 333-79311, is incorporated by reference.

8.21 Copy of Participation Agreement by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and IDS Life Insurance Company, dated Jan. 12, 2004 filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 24 to Registration Statement No. 333-79311, is incorporated by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14.      Not applicable.

15.1 Power of Attorney to sign Amendment to this Registration Statement, dated April 15, 2004 filed electronically as Exhibit 15 to Post-Effective Amendment No. 24 to Registration Statement No. 333-79311, is incorporated by reference.

15.2 Power of Attorney to sign Amendment to this Registration Statement, dated July 7, 2004 is filed electronically herewith.

Item 25.



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director and Executive Vice
                                                       President - Finance

Walter S. Berman                                       Vice President and Treasurer

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President - Investments

Paul R. Johnston                                       Assistant General Counsel and Secretary

Michelle M. Keeley                                     Vice President - Investments

Christopher J. Kopka                                   Money Laundering Prevention Officer

Thomas W. Murphy                                       Vice President - Investments

Roger Natarajan                                        Director

Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 27. Number of Contract owners

          As of March 31, 2004, there were 168,818 non-qualified contract owners and 233,306 qualified contract owners in the IDS Life Variable
          Account 10.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director and Executive Vice
                                           President - Finance

     Walter S. Berman                      Vice President and Treasurer

     Lorraine R. Hart                      Vice President - Investments

     Paul R. Johnston                      Assistant General Counsel and
                                           Secretary

     Michelle M. Keeley                    Vice President - Investments

     Christopher J. Kopka                  Money Laundering Prevention Officer

     Thomas W. Murphy                      Vice President - Investments

     Roger Natarajan                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $39,181,124            None               None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 12th day of August, 2004.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 12th day of August, 2004.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Vice President -
------------------------------------          Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  Roger Natarajan*                         Director
------------------------------------
     Roger Natarajan

/s/  Mark E. Schwarzmann*                     Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

  * Signed pursuant to Power of Attorney dated April 15, 2004 filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-79311, is incorporated by reference, by:

** Signed pursuant to Power of Attorney, dated July 7, 2004 filed electronically herewith, by:



/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 27 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The Prospectus

Part B.

     Statement of Additional Information

Part C.

     Other Information.

     The signatures.